UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-5954
The Charles Schwab Family of Funds

(Exact name of registrant as specified in charter)
101 Montgomery Street, San Francisco, California 94104

(Address of principal executive offices) (Zip code)
Evelyn Dilsaver
The Charles Schwab Family of Funds
101 Montgomery Street, San Francisco, California 94104

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 627-7000
Date of fiscal year end: December 31
Date of reporting period: December 31, 2006
Item 1: Report(s) to Shareholders.

Schwab Municipal Money Fundtm
Schwab AMT Tax-Free Money Fundtm

Annual Report
December 31, 2006

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

I want to thank you for entrusting us with your investments. I have always felt that money funds play an integral role in providing current income for cash between long-term investments. While no investment is completely risk-free, money funds are a good choice for investors who want to reduce volatility inherent in mostly stock portfolios.

Schwab Funds® are managed by Charles Schwab Investment Management, Inc., one of the largest mutual fund managers in the U.S. Our portfolio managers share a passion for investment research and analysis. I am proud of their depth of experience, which reflects an average of 14 years in the investment industry. And, I am impressed by the commitment that our managers bring to the stewardship of the funds, for you, their shareholders.

Whether you’re in a higher tax bracket and could use the potential benefits of municipal money funds, or are looking for the added protection of U.S. Government securities, we offer a range of money funds with distinct investment strategies to meet your needs.

In closing, once again I want to thank you for choosing Schwab. We strive every day to warrant the trust you have placed in us.

Sincerely,

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800 435-4000. Please read the prospectus carefully before investing.

An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund 1

From the President

Evelyn Dilsaver is President and CEO of Charles Schwab Investment Management, Inc. and of each of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I am pleased to present the annual report for your Schwab money fund for the period ended December 31, 2006. During the report period, our money funds performed as designed, providing you with current income, as well as stability of capital and convenient access to your money.

Schwab offers a range of both taxable and tax-advantaged money funds with distinct investment strategies. We recently expanded our money fund product line with the launch of the Schwab AMT Tax-Free Money Fundtm. This fund is designed for investors seeking income exempt from the alternative minimum tax.

I would also like to take this opportunity to remind you that our lower priced Schwab Value Advantage Investments® shares are available with many of our money funds, including the Schwab AMT Tax-Free Money Fund. These shares are designed for investors who have larger balances and don’t need frequent access to their cash. They require a minimum initial investment of $25,000 ($15,000 for IRA and custodial accounts) but may offer higher yields than Sweep Investments.

In closing, I speak for all of us at Schwab when I say our goal is to give you the financial products, guidance and personal relationship you need to succeed.

Thank you for investing in Schwab Funds®.

Sincerely,

Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax. Capital gains are not exempt from federal income tax.

2 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

The Investment Environment and the Funds

Kevin Shaughnessy, CFA, vice president and senior portfolio manager, is responsible for the management of the funds.

As the U.S. economy transitioned towards slower growth, the markets remained resilient and ended the one-year period with positive results, aided by higher corporate profitability, falling energy/commodity prices, and stable interest rates. Major equity indexes finished off the year with bullish returns, while Treasury debt prices drifted lower in response to a handful of strong U.S. economic reports towards the end of the period. Several key issues continued to resonate with investors, including Federal Reserve (the Fed) policy, slowing economic growth, inflation concerns, a sluggish real estate market, and fluctuating energy prices.

Though falling existing home sales and lower motor vehicle production did much to curtail growth in the eyes of the Fed, favorable labor market conditions, sustained increases in labor income, and lower energy prices continued to promote sustainable growth. The unemployment rate fell to a cyclical low of 4.5% in the fourth quarter of 2006, while consumer spending and business investment remained key contributors to GDP growth.

In its December 2006 statement, the Fed noted that the economy appeared to be growing at a more moderate rate as a result of prior rate increases, lagged effects of energy prices, which remained relatively high, despite recent declines, and a substantial cooling of the housing market. Consistent with the Fed’s report, GDP continued to decline, growing approximately 2% in the fourth quarter of 2006, down significantly relative to prior periods.

Energy prices remained a key issue in the markets over the past year. Unlike 2005, the past year saw a rather mild hurricane season. Prices declined throughout the report period due to a lack of hurricanes in the Gulf of Mexico, as well as an increase in U.S. fuel inventories. More recently, abundant heating inventories, warmer weather, and skepticism regarding OPEC’s proposed production cuts contributed to a slip in oil prices. Crude oil has declined roughly 28% since July 2006’s record $78.40 per barrel, yet still remained around the $55-$56 per barrel range at the end of the report period, as diminishing U.S. crude inventories and concern about global surplus lingered in investors’ minds.

The events of 2006 also had a significant impact on the housing market. Housing starts and existing home sales continued to decline throughout the period, even though by historical standards, they remained relatively strong. Although housing negatively affected GDP, rebounds in income, consumer spending, and investments helped to offset the impact. Concerns remained as to whether the Fed’s actions, and the immediate effects on the housing market, would spill over into the rest of the economy.

Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund 3

The Investment Environment and the Funds continued

Inflation continued to be of concern to the Fed throughout 2006. Core inflation, which excludes the more volatile food and energy components, decelerated significantly, yet still remained above their comfort zone. In efforts to curb inflationary pressures, the Fed raised short-term interest rates four times during the report period. The August 2006 meeting marked a key point in the year as the Fed elected at that time to leave the target rate unchanged at 5.25%, where it remained as of the end of the report period. This was the first time they had not raised rates since the series of 17 consecutive rate hikes began in June 2004.

In this environment, yields on municipal variable-rate demand notes rose significantly as the yield of the Bond Market Association’s (BMA) Municipal Index rose by one percentage point during the report period. This change was driven by the increase in the Fed Funds Rate, as well as the heavy issuance of variable rate securities. While variable rate issuance remained strong, the supply of fixed rate municipal notes decreased approximately 14% for the year, due to the increase in tax revenue realized by state and local governments. Consequently, the funds were overweight variable rate notes, as they were attractive in price and provided value to the funds.

The Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund generally maintained a weighted average maturity (WAM) that was slightly shorter than the previous year in anticipation of rising interest rates. The funds added longer fixed rate maturities as yields rose at mid year, and avoided them when the yield curve inverted in the third quarter. The best performing security types for 2006 were floating rate notes and municipal commercial paper with maturities of three months or less.

During the report period, the Schwab AMT Tax-Free Money Fund’s (formerly Schwab Florida Municipal Money Fund) investment objective, investment strategy and name were changed due to the repeal of the Florida annual intangible personal property tax. Accordingly, the fund will no longer invest primarily in securities issued by the State of Florida and its municipalities. In addition, the fund does not currently intend to invest in municipal securities whose interest is subject to the Alternative Minimum Tax (AMT).

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Performance and Fund Facts as of 12/31/06

 Seven-Day Yields

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

					AMT Tax-Free
	Municipal Money Fund				Money Fund

		Value				Value
	Sweep	Advantage	Select	Institutional	Sweep	Advantage
	Shares	Shares	Shares	Shares	Shares	Shares
Ticker Symbol	SWXXX	SWTXX	SWLXX	SWOXX	SWFXX	SWWXX

Seven-Day Yield[1]	3.23%	3.42%	3.52%	3.63%	3.19%	3.38%

Seven-Day Yield–No Waiver[2]	3.05%	3.28%	3.28%	3.28%	2.92%	3.15%

Seven-Day Effective Yield[1]	3.28%	3.48%	3.58%	3.69%	3.24%	3.44%

Seven-Day Taxable-Equivalent Effective Yield[1,3]	5.05%	5.35%	5.51%	5.68%	4.98%	5.29%

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Statistics

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

	Municipal	AMT Tax-Free
	Money Fund	Money Fund

Weighted Average Maturity	33 days	31 days

Credit Quality of Holdings % of portfolio	100% Tier 1	100% Tier 1

Credit-Enhanced Securities % of portfolio	71%	61%

Minimum Initial Investment[4]
Sweep Investmentstm	*	*
Value Advantage Shares ($15,000 for IRA and custodial accounts)[5]	$25,000	$25,000
Select Shares	$1,000,000	n/a
Institutional Shares	$3,000,000	n/a

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

1Fund expenses have been partially absorbed by CSIM and Schwab.

2Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

3Taxable-equivalent effective yield assumes a 2006 maximum federal regular income tax rate of 35.00%. Investment income may be subject to the Alternative Minimum Tax.

4Please see prospectus for further detail and eligibility requirements.

5Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult your tax advisor about your situation.

*Subject to the eligibility terms and conditions of your Schwab account agreement.

Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund 5

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2006 and held through December 31, 2006.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/06	at 12/31/06	7/1/06-12/31/06

Schwab Municipal Money Fundtm
Sweep Shares
Actual Return	0.64%	$1,000	$1,015.00	$3.25
Hypothetical 5% Return	0.64%	$1,000	$1,021.98	$3.26
Value Advantage Sharestm
Actual Return	0.45%	$1,000	$1,016.00	$2.29
Hypothetical 5% Return	0.45%	$1,000	$1,022.94	$2.29
Select Shares®
Actual Return	0.35%	$1,000	$1,016.50	$1.78
Hypothetical 5% Return	0.35%	$1,000	$1,023.44	$1.79
Institutional Shares
Actual Return	0.24%	$1,000	$1,017.00	$1.22
Hypothetical 5% Return	0.24%	$1,000	$1,024.00	$1.22

Schwab AMT Tax-Free Money Fundtm
Sweep Shares
Actual Return	0.64%	$1,000	$1,014.90	$3.25
Hypothetical 5% Return	0.64%	$1,000	$1,021.98	$3.26
Value Advantage Shares
Actual Return	0.45%	$1,000	$1,004.90	$0.69
Hypothetical 5% Return	0.45%	$1,000	$1,005.40	$0.69

1Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year. For the Schwab AMT Tax-Free Money Fund (Value Advantage Shares), expenses are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 56 days of the period (from 11/6/2006, commencement of operations through 12/31/2006), and divided by 365 days of the fiscal year.

6 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Schwab Municipal Money Fundtm

Financial Statements

Financial Highlights

	1/1/06–	1/1/05–	1/1/04–	1/1/03–	1/1/02–
Sweep Shares	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income from investment operations:
Net investment income	0.03	0.02	0.01	(0.00)[1]	0.01

Less distributions:
Dividends from net investment income	(0.03)	(0.02)	(0.01)	(0.00)[1]	(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	2.83	1.79	0.60	0.46	0.91

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.64	0.65	0.66	0.66	0.66
Gross operating expenses	0.81	0.82	0.81	0.81	0.82
Net investment income	2.79	1.77	0.60	0.46	0.90
Net assets, end of period ($ x 1,000,000)	7,230	7,467	7,563	7,494	7,435

	1/1/06–	1/1/05–	1/1/04–	1/1/03–	1/1/02–
Value Advantage Shares	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income from investment operations:
Net investment income	0.03	0.02	0.01	0.01	0.01

Less distributions:
Dividends from net investment income	(0.03)	(0.02)	(0.01)	(0.01)	(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	3.03	2.00	0.81	0.68	1.12

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.45	0.45	0.45	0.45	0.45
Gross operating expenses	0.58	0.59	0.58	0.58	0.59
Net investment income	2.98	1.97	0.80	0.68	1.11
Net assets, end of period ($ x 1,000,000)	2,798	3,007	3,245	3,901	4,480

1 Per-share amount was less than $0.01.

See financial notes 7

Schwab Municipal Money Fund

Financial Highlights continued

	1/1/06–	1/1/05–	1/1/04–	6/2/03[1]–
Select Shares	12/31/06	12/31/05	12/31/04	12/31/03

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00

Income from investment operations:
Net investment income	0.03	0.02	0.01	(0.00)[2]

Less distributions:
Dividends from net investment income	(0.03)	(0.02)	(0.01)	(0.00)[2]

Net asset value at end of period	1.00	1.00	1.00	1.00

Total return (%)	3.13	2.10	0.92	0.39	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.35	0.35	0.35	0.35	[4]
Gross operating expenses	0.58	0.59	0.58	0.58	[4]
Net investment income	3.10	2.11	0.93	0.68	[4]
Net assets, end of period ($ x 1,000,000)	1,244	966	727	474

	1/1/06–	1/1/05–	1/1/04–	6/2/03[1]–
Institutional Shares	12/31/06	12/31/05	12/31/04	12/31/03

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00

Income from investment operations:
Net investment income	0.03	0.02	0.01	(0.00)[2]

Less distributions:
Dividends from net investment income	(0.03)	(0.02)	(0.01)	(0.00)[2]

Net asset value at end of period	1.00	1.00	1.00	1.00

Total return (%)	3.25	2.21	1.03	0.45	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.24	0.24	0.24	0.24	[4]
Gross operating expenses	0.58	0.59	0.58	0.58	[4]
Net investment income	3.21	2.20	1.08	0.80	[4]
Net assets, end of period ($ x 1,000,000)	2,494	1,783	1,459	718

1 Commencement of operations.
2 Per-share amount was less than $0.01.
3 Not annualized.
4 Annualized.

8 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings as of December 31, 2006

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.7%	Municipal Securities	13,720,247	13,720,247

99.7%	Total Investments	13,720,247	13,720,247
0.3%	Other Assets and Liabilities		45,999

100.0%	Net Assets		13,766,246

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 99.7% of net assets

Alabama 1.4%

Alabama Municipal Funding Corp
Municipal Funding Notes Master Series 2006A 3.93%, 01/04/07 (a)(b)	20,835	20,835
Alabama Special Care Facility Finance Auth
RB (Ascension Health Senior Credit Group) Series 2006D 3.95%, 01/04/07 (a)(c)	8,000	8,000
Alabama State HFA
S/F Mortgage RB Series 2006H 4.07%, 01/03/07 (a)(b)	50,000	50,000
Bessemer Medical Clinic Board
RB Series 1990A 3.95%, 01/04/07 (a)(b)(c)(d)	10,865	10,865
Birmingham Public Educational Building Auth
Student Housing RB Series 2005A 3.93%, 01/04/07 (a)(b)	6,415	6,415
Daphne Utilities Board
Water, Gas and Sewer Refunding RB Series 2000 3.92%, 01/04/07 (a)(b)(c)	7,135	7,135
Decatur IDB
Exempt Facilities Refunding RB (Nucor Steel Decatur) Series 2003A 4.00%, 01/03/07 (a)	17,000	17,000
Hoover Board of Education
Capital Outlay TAN Series 2001 3.95%, 01/04/07 (a)(b)(c)(d)	14,810	14,810
Indian Springs Village
RB (Joseph Bruno Montessori Academy) Series 1999 4.09%, 01/03/07 (a)(b)	1,120	1,120
Jefferson Cnty Public Building Auth
Lease Revenue Warrants Series 2006 3.94%, 01/04/07 (a)(b)(c)	10,335	10,335
Mobile Board of Water and Sewer
RB Series 2006 3.94%, 01/04/07 (a)(b)(c)(d)	10,190	10,190
Montgomery Cnty Public Building Auth
Revenue Warrants (Montgomery Cnty Facilities) Series 2006 3.94%, 01/04/07 (a)(b)(c)(d)	5,395	5,395
Montgomery Downtown Redevelopment Auth
Bonds (Southern Poverty Law Center) Series 2000 4.09%, 01/04/07 (a)	15,000	15,000
Scottsboro
School Warrants Series 1997 3.93%, 01/04/07 (a)(b)	3,200	3,200
Stevenson IDB
Environmental Improvement RB (Mead Corp) Series 1997 3.97%, 01/03/07 (a)(b)	17,300	17,300
Tuscaloosa Cnty
IDRB (Knight Specialties) Series 1998 4.05%, 01/03/07 (a)(b)	830	830

		198,430

Alaska 0.5%

Alaska Housing Finance Corp
Collateralized Bonds (Veteran Mortgage Program) 2006 First Series A2 3.97%, 01/04/07 (a)(c)(d)	15,155	15,155
General Housing Purpose Bonds Series 2005B 3.94%, 01/04/07 (a)(b)(c)(d)	4,990	4,990
General Mortgage RB Series 2002A 3.95%, 01/04/07 (a)(c)(d)	5,995	5,995
Mortgage RB Series 1999A2 3.98%, 01/04/07 (a)(c)(d)	4,975	4,975
State Capital Project Bonds Series 2006A 3.94%, 01/04/07 (a)(b)(c)	27,930	27,930
Valdez
Marine Terminal Refunding RB (Exxon Pipeline Co) Series 1993B 3.90%, 01/02/07 (a)	3,900	3,900

		62,945

Arizona 1.3%

Arizona School Facilities Board
COP Series 2005A 2&3 3.95%, 01/04/07 (a)(b)(c)	9,875	9,875

See financial notes 9

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Arizona SD
TAN Financing Program COP Series 2006 3.59%, 07/30/07	59,000	59,299
Downtown Phoenix Hotel Corp
Subordinate RB Series 2005B 4.03%, 01/03/07 (a)(b)(c)(d)	21,360	21,360
Glendale IDA
CP Revenue Notes (Midwestern University Financing Program) 3.57%, 02/08/07 (b)	3,000	3,000
Maricopa Cnty IDA
M/F Mortgage Refunding RB (San Fernando Apts) Series 2004 3.97%, 01/04/07 (a)(b)	7,750	7,750
Phoenix Civic Improvement Corp
Subordinated Excise Tax RB (Airport Improvements) Series 1995 3.96%, 01/03/07 (a)(b)	1,000	1,000
Subordinated Excise Tax RB (Civic Expansion) Series 2005A 3.95%, 01/04/07 (a)(b)(c)(d)	4,675	4,675
Subordinated Excise Tax RB Series 2005A 3.94%, 01/04/07 (a)(b)(c)(d)	7,010	7,010
Wastewater System Revenue BAN Series 2006 3.52%, 02/06/07 (b)	12,000	12,000
3.52%, 03/06/07 (b)	10,000	10,000
Phoenix IDA
Government Office Lease Refunding RB (Capitol Mall LLC) Series 2005 3.97%, 01/04/07 (a)(b)(c)(d)	4,145	4,145
S/F Mortgage Draw-Down RB Series 2005A 3.98%, 01/04/07 (a)(c)(d)	9,250	9,250
Salt River Pima-Maricopa Indian Community
Bonds Series 2005 3.90%, 01/04/07 (a)(b)	4,800	4,800
Salt River Project Agricultural Improvement and Power District
Electric System RB Series 2006A 3.95%, 01/04/07 (a)(c)(d)	6,850	6,850
3.95%, 01/04/07 (a)(c)	2,060	2,060
Scottsdale IDA
Hospital RB (Scottsdale Healthcare) Series 2006G 3.95%, 01/04/07 (a)(b)(c)	3,000	3,000
Scottsdale Municipal Property Corp
Excise Tax Refunding RB Series 2006 3.97%, 01/04/07 (a)(c)	4,595	4,595
Tempe Excise Tax
Transit Excise Tax Revenue Obligations Series 2006 3.92%, 01/03/07 (a)(c)	3,000	3,000
Tempe IDA
RB (ASUF Brickyard) Series 2004A 3.90%, 01/04/07 (a)(b)	1,885	1,885

		175,554

Arkansas 0.1%

Arkansas Development Finance Auth
IDRB (C&C Holding Co) Series 1998 4.00%, 01/04/07 (a)(b)	540	540
Independence Cnty
IDRB (Townsends) Series 1996 3.96%, 01/03/07 (a)(b)	9,000	9,000
University of Arkansas Board of Trustees
Various Facilities RB (UAMS Campus) Series 2006 3.94%, 01/04/07 (a)(b)(c)(d)	7,290	7,290

		16,830

California 1.3%

Access Loans For Learning Student Loan Corp
Student Loan Program RB Series II-A2 3.96%, 01/04/07 (a)(b)	20,000	20,000
Student Loan Program RB Series II-A3 3.98%, 01/04/07 (a)(b)	23,700	23,700
Student Loan Program RB Sr Series II-A8 3.78%, 06/01/07 (a)(b)	33,300	33,300
California
Economic Recovery Bonds Series 2004C2 3.75%, 01/02/07 (a)(c)	10,810	10,810
Economic Recovery Bonds Series 2004C3 3.75%, 01/02/07 (a)(c)	30,875	30,875
GO Bonds Series 2004B2 3.75%, 01/02/07 (a)(b)	2,550	2,550
Various Purpose GO Bonds 3.91%, 01/04/07 (a)(b)(c)(d)	110	110
California HFA
Home Mortgage RB Series 2001J 3.86%, 01/02/07 (a)(b)(c)	11,530	11,530
Home Mortgage RB Series 2002B 4.00%, 01/02/07 (a)(b)(c)	19,000	19,000
Home Mortgage RB Series 2003M 3.90%, 01/02/07 (a)(c)	15,000	15,000
Irvine Updates Improvement Board Assessment District
Assessment District No. 97-17 Limited Obligation Improvement Bonds 3.80%, 01/02/07 (a)(b)	5,875	5,875
Orange Cnty Sanitation District
Refunding COP Series 2000A 3.83%, 01/02/07 (a)(c)	3,275	3,275

		176,025

10 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Colorado 3.1%

Adams Cnty
Mortgage RB (Platte Valley Medical Center) Series 2005 3.95%, 01/04/07 (a)(b)(c)	14,250	14,250
Arapahoe Cnty
Refunding IDRB (Denver Jetcenter) Series 1997 3.80%, 01/02/07 (a)(b)	3,500	3,500
Arvada
Water Enterprise RB Series 2001 3.70%, 01/02/07 (a)(b)(c)	3,730	3,730
Broomfield Urban Renewal Auth
Tax Increment RB (Broomfield Event Center) Series 2005 3.93%, 01/04/07 (a)(b)	13,785	13,785
Centerra Metropolitan District No. 1
RB Series 2004 3.94%, 01/04/07 (a)(b)	10,000	10,000
Colorado
Education Loan Program TRAN Series 2006B 3.54%, 08/03/07	100,000	100,122
General Fund TRAN Series 2006A 3.78%, 06/27/07	125,000	125,425
Colorado HFA
Economic Development RB (Pemracs) Series 2000A 4.07%, 01/04/07 (a)(b)	2,570	2,570
Colorado Student Loan Auth
Sr Bonds Series 1990A 3.95%, 01/03/07 (a)(b)(c)	14,400	14,400
Sr Lien RB Series 1999A2 3.95%, 01/03/07 (a)(b)(c)	3,400	3,400
Dawson Ridge Metropolitan District No. 1
Limited Tax Refunding Bonds Series 1992A 3.98%, 01/04/07 (a)(c)(d)	10,870	10,870
Denver City and Cnty
Airport System RB Series 2005A 3.95%, 01/04/07 (a)(b)(c)(d)	37,535	37,535
Airport System Refunding RB Series 2000B 4.05%, 01/03/07 (a)(b)(c)	14,900	14,900
GO Bonds (Justice System Facilities and Zoo) Series 2005 3.95%, 01/04/07 (a)(c)(d)	9,315	9,315
Denver Convention Center Hotel Auth
Sr Refunding RB (Convention Center Hotel) Series 2006 3.95%, 01/04/07 (a)(b)(c)(d)	6,895	6,895
Denver Department of Aviation
Airport System RB Series 2006A 3.95%, 01/04/07 (a)(b)(c)	9,500	9,500
Lowry Economic Development Auth
Refunding RB Series 2002A 3.90%, 01/03/07 (a)(b)	10,355	10,355
Park Creek Metropolitan District
Jr Subordinate Limited Property Tax Supported RB Series 2005 3.95%, 01/04/07 (a)(c)(d)	10,970	10,970
Thompson SD R2-J
GO Bonds Series 2005 3.95%, 01/04/07 (a)(b)(c)	4,200	4,200
University of Colorado Hospital Auth
RB Series 2006B 3.95%, 01/04/07 (a)(b)(c)	16,500	16,500
Westminster Economic Development Auth
Tax Increment RB (Westminster Plaza) Series 1997A 4.07%, 01/04/07 (a)(b)	5,930	5,930

		428,152

Connecticut 0.2%

Connecticut
GO Refunding Bonds Series 2005B 3.93%, 01/04/07 (a)(b)(c)(d)	27,400	27,400
Connecticut HFA
Housing Draw Down Bonds Series 2004B 3.96%, 01/04/07 (a)(b)(c)(d)	25	25
Mortgage Finance Bonds Series G2 3.96%, 01/04/07 (a)(c)(d)	4,780	4,780
S/F Mortgage Draw Down RB Series 2004B 3.96%, 01/04/07 (a)(b)(c)(d)	450	450

		32,655

Delaware 0.3%

Delaware Solid Waste Auth
RB Series 2006 3.97%, 01/04/07 (a)(b)(c)(d)	14,235	14,235
Delaware State Transportation Auth
Transportation System Sr RB Series 2006 3.97%, 01/04/07 (a)(b)(c)	3,170	3,170
New Castle Cnty
M/F Rental Housing RB (Fairfield English Village) Series 2005 3.97%, 01/04/07 (a)(b)	8,500	8,500
Sussex Cnty
IDRB (Perdue-Agrirecycle) Series 2000 3.97%, 01/03/07 (a)(b)	5,300	5,300
RB (Baywood) Series 1997A 4.14%, 01/03/07 (a)(b)	2,400	2,400
Wilmington
GO Bonds Series 2006B 3.95%, 01/04/07 (a)(b)(c)	7,765	7,765

		41,370

See financial notes 11

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

District of Columbia 2.0%

District of Columbia
COP Series 2006 3.95%, 01/04/07 (a)(b)(c)	11,390	11,390
Fiscal Year 2007 GO TRAN 3.51%, 09/28/07	91,000	91,488
GO Refunding Bonds Series 2005B 3.95%, 01/03/07 (a)(b)(c)(d)	16,320	16,320
RB (American Psychological Association) Series 2003 3.95%, 01/04/07 (a)(b)	2,610	2,610
RB (St Coletta Special Education Public Charter School) Series 2005 3.90%, 01/04/07 (a)(b)	4,150	4,150
Metropolitan Washington Airports Auth
Airport System RB Series 2005A 3.98%, 01/04/07 (a)(b)(c)(d)	14,995	14,995
Airport System RB Series 2006A 3.98%, 01/04/07 (a)(b)(c)(d)	11,980	11,980
Flexible Term PFC Revenue Notes Series A 3.65%, 02/06/07 (b)	12,500	12,500
Flexible Term PFC Revenue Notes Series B 3.65%, 02/14/07 (b)	26,500	26,500
Flexible Term PFC Revenue Notes Series C 3.67%, 02/08/07 (b)	23,000	23,000
Flexible Term PFC Revenue Notes Series D 3.60%, 03/09/07 (b)	30,000	30,000
RB Series 2001A 3.98%, 01/04/07 (a)(b)(c)(d)	5,870	5,870
Refunding RB Series 2002C 3.98%, 01/03/07 (a)(b)(c)	1,725	1,725
Refunding RB Series 2004D 3.98%, 01/04/07 (a)(b)(c)(d)	2,750	2,750
National Capital Revitalization Corp
RB (DC USA Parking Garage) Series 2006 3.97%, 01/04/07 (a)(b)(c)	26,430	26,430

		281,708

Florida 8.7%

Alachua Cnty Health Facilities Auth
RB (Shands Hospital-University of Florida) Series 1992R 3.94%, 01/04/07 (a)(b)(c)(d)	66,175	66,175
Alachua Cnty School Board
COP Series 2004 3.94%, 01/04/07 (a)(b)(c)(d)	6,245	6,245
Brevard Cnty HFA
M/F Housing Refunding RB (Shore View Apts) Series 1995 3.95%, 01/04/07 (a)(b)	1,900	1,900
Broward Cnty
Professional Sports Facilities Tax and Refunding RB (Broward Cnty Civic Arena) Series 2006A 3.95%, 01/04/07 (a)(b)(c)(d)	23,525	23,525
Subordinate Port Facilities Refunding RB (Port Everglades) Series 1998 3.93%, 01/04/07 (a)(b)(c)	8,640	8,640
Broward Cnty Educational Facilities Auth
RB (Nova Southeastern University) Series 2000A 3.92%, 01/03/07 (a)(b)	10,115	10,115
Broward Cnty HFA
M/F Housing RB (Landings of Inverrary Apts) Series 1985 3.90%, 01/03/07 (a)(b)	7,500	7,500
M/F Housing RB (Sanctuary Apts) Series 1985 3.93%, 01/03/07 (a)(b)	9,000	9,000
M/F Housing RB (Sawgrass Pines Apts) Series 1993A 3.97%, 01/04/07 (a)(b)	8,100	8,100
M/F Housing Refunding RB (Island Club Apts) Series 2001A 3.95%, 01/04/07 (a)(b)	3,000	3,000
Broward Cnty SD/Board
COP Series 2006A 3.95%, 01/04/07 (a)(b)(c)	9,785	9,785
Capital Trust Agency
M/F Housing RB (Portofino Villas and Stratford Landing) Series 2006A 3.92%, 01/04/07 (a)(b)	4,100	4,100
Charlotte Cnty
Refunding RB Series 2003A 3.93%, 01/04/07 (a)(b)(c)	7,080	7,080
Refunding RB Series 2003B 3.90%, 01/04/07 (a)(b)(c)	5,300	5,300
Charlotte Cnty HFA
M/F Housing RB (Murdock Circle Apts) Series 2000 3.99%, 01/03/07 (a)(b)	3,200	3,200
Clay Cnty Utility Auth
RB Series 2003A 3.90%, 01/04/07 (a)(b)	9,520	9,520
Collier Cnty
IDRB (Ave Maria Utility Co) Series 2005 3.97%, 01/03/07 (a)(b)	10,000	10,000
Collier Cnty IDA
Educational Facilities RB (Community School of Naples) Series 2002 3.90%, 01/04/07 (a)(b)	6,150	6,150
Dade Cnty IDA
IDRB (South Florida Stadium Corp) Series 1985C 3.76%, 01/03/07 (a)(b)	1,050	1,050

12 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Escambia HFA
S/F Mortgage RB Series 2001A 3.97%, 01/04/07 (a)(b)(c)(d)	1,400	1,400
4.03%, 01/04/07 (a)(b)(c)(d)	2,640	2,640
S/F RB Series 2002A1 3.99%, 01/04/07 (a)(c)(d)	3,810	3,810
Eustis
RB Installment 1997A 3.92%, 01/03/07 (a)(b)	3,025	3,025
Florida
RB (Dept of Environmental Protection Preservation 2000) Series 1997B 3.95%, 01/04/07 (a)(b)(c)(d)	15,000	15,000
RB (Dept of Environmental Protection-Florida Forever) Series 2003A 3.95%, 01/04/07 (a)(b)(c)	6,740	6,740
Florida Board of Education
Capital Outlay Bonds Series 1999C 3.97%, 01/04/07 (a)(c)(d)	17,780	17,780
Capital Outlay Bonds Series 2003C 3.95%, 01/04/07 (a)(b)(c)(d)	2,300	2,300
Lottery RB Series 2002C 3.95%, 01/04/07 (a)(b)(c)(d)	33,535	33,535
Public Education Capital Outlay Refunding Bonds Series 2005C 3.95%, 01/04/07 (a)(c)	15,095	15,095
Florida Dept of Environmental Protection
Forever RB Series 2005B 3.95%, 01/04/07 (a)(b)(c)	20,260	20,260
Florida Dept of Transportation
Turnpike RB Series 2000A 3.97%, 01/04/07 (a)(b)(c)(d)	4,000	4,000
Florida Development Finance Corp
IDRB (Schmitt Family Partnership) Series 1999A2 4.02%, 01/03/07 (a)(b)	1,625	1,625
IDRB (Sunshine State Christian Homes, Inc) Series 1999A3 3.97%, 01/03/07 (a)(b)	1,080	1,080
IDRB Enterprise Bond Program (Pioneer-Ram) Series 1998A3 4.02%, 01/03/07 (a)(b)	780	780
Florida HFA
Homeowner Mortgage RB Series 2000-4 4.03%, 01/04/07 (a)(b)(c)(d)	790	790
Housing RB (Caribbean Key Apts) Series 1996F 3.95%, 01/03/07 (a)(b)	300	300
M/F Housing RB (Cameron Cove Apts) Series 1985XX 3.96%, 01/03/07 (a)(b)	100	100
M/F Housing Refunding RB (Reflections Apts) Series 2001KA 3.91%, 01/04/07 (a)(b)	13,500	13,500
M/F Mortgage RB (Clarcona Groves Apts) Series 2005A 3.96%, 01/03/07 (a)(b)	4,250	4,250
M/F Mortgage RB (Lynn Lake Apts) Series 2005B1 3.97%, 01/04/07 (a)(b)	10,100	10,100
M/F Mortgage RB (Pinnacle Pointe Apts) Series 2003N 3.96%, 01/03/07 (a)(b)	2,335	2,335
M/F Mortgage RB (Wexford Apts) Series 2003P 3.96%, 01/03/07 (a)(b)	7,840	7,840
M/F Mortgage Refunding RB (Tuscany Pointe Apts) Series 2005D 3.92%, 01/04/07 (a)(b)	12,090	12,090
M/F Mortgage Refunding RB (Victoria Park Apts) Series 2002J1 3.91%, 01/04/07 (a)(b)	5,370	5,370
RB (Timberline Apts) Series 1999P 3.93%, 01/03/07 (a)(b)	6,035	6,035
Florida Higher Educational Facilities Financing Auth
Educational Facilities RB (Flagler College Inc) Series 2005 3.92%, 01/03/07 (a)(b)	9,200	9,200
Florida Local Government Finance Commission
Pooled TECP Series 1994A 3.60%, 01/18/07 (b)	12,730	12,730
3.62%, 01/19/07 (b)	2,700	2,700
3.64%, 01/19/07 (b)	21,960	21,960
3.60%, 02/09/07 (b)	4,118	4,118
Gainesville
IDRB (Lifesouth Community Blood Centers) Series 1999 3.92%, 01/03/07 (a)(b)	4,975	4,975
RB Series 2005A 3.94%, 01/04/07 (a)(b)(c)	4,990	4,990
Gainesville Utility System
RB Series 2005C 3.95%, 01/02/07 (a)(c)	3,000	3,000
Greater Orlando Aviation Auth
Airport Facility RB (Flightsafety International) Series 2003A 3.97%, 01/04/07 (a)(b)	5,000	5,000
Gulf Breeze
Local Government Loan Program RB Series 1985C 4.00%, 01/04/07 (a)(b)(c)	960	960
Local Government Loan Program RB Series 1985E 4.00%, 01/04/07 (a)(b)(c)	5,465	5,465
Halifax Hospital Medical Center
RB (Florida Health Care Plan) Series 1998 3.91%, 01/03/07 (a)(b)	5,200	5,200
Highlands Cnty Health Facilities Auth
Hospital RB Series 2003D & 2006C 3.95%, 01/04/07 (a)(b)(c)	4,725	4,725

See financial notes 13

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Hillsborough Cnty Aviation Auth
Airport Facilities Subordinated TECP Series B 3.64%, 02/08/07 (b)	10,300	10,300
RB (Tampa International Airport) Series 2003A 3.98%, 01/04/07 (a)(b)(c)(d)	5,495	5,495
Hillsborough Cnty Educational Facilities Auth
RB (University of Tampa) Series 2000 3.95%, 01/04/07 (a)(b)	5,100	5,100
Hillsborough Cnty HFA
M/F Housing RB (Claymore Crossing Apts) Series 2005 3.96%, 01/03/07 (a)(b)	1,000	1,000
M/F Housing RB (Lake Kathy Apts) Series 2005 3.97%, 01/04/07 (a)(b)	5,000	5,000
Hillsborough Cnty IDA
Educational Facilities RB (Berkeley Preparatory School, Inc) Series 1999 3.92%, 01/03/07 (a)(b)	4,280	4,280
IDRB (University Community Hospital) Series 1994 3.60%, 01/04/07 (a)(b)(c)(d)	62,115	62,115
RB (Independent Day School) Series 2000 3.95%, 01/04/07 (a)(b)	700	700
RB (Tampa Metropolitan Area YMCA) Series 2000 3.92%, 01/04/07 (a)(b)	7,600	7,600
Hillsborough Cnty Port District
Refunding RB (Tampa Port Auth) Series 2005A 3.98%, 01/04/07 (a)(b)(c)(d)	6,665	6,665
Jacksonville Aviation Auth
Refunding RB Series 2005 3.91%, 01/03/07 (a)(b)(c)	4,000	4,000
Jacksonville Economic Development Commission
Educational Facilities RB (Episcopal High School) Series 2002 3.90%, 01/03/07 (a)(b)	5,200	5,200
RB (Bolles School) Series 1999A 3.92%, 01/04/07 (a)(b)	1,500	1,500
Refunding RB (YMCA of Florida First Coast) Series 2003 3.90%, 01/04/07 (a)(b)	4,700	4,700
Special Facility Airport RB (Holland Sheltair Aviation Group) Series 2004A1 3.95%, 01/04/07 (a)(b)	3,970	3,970
Jacksonville Health Facilities Auth
RB (River Garden/The Coves) Series 1994 3.97%, 01/04/07 (a)(b)	3,045	3,045
Jacksonville HFA
M/F Housing Refunding RB (St Augustine Apts) Series 2006 3.91%, 01/03/07 (a)(b)	3,300	3,300
Lake Cnty School Board
COP Series 2006B 3.97%, 01/04/07 (a)(b)(c)	22,800	22,800
Lake Shore Hospital Auth
Health Facility RB (Lake Shore Hospital) Series 1991 3.92%, 01/04/07 (a)(b)	2,900	2,900
Lee Cnty HFA
M/F Housing RB (University Club Apts) Series 2002A 3.98%, 01/04/07 (a)(b)	7,500	7,500
Manatee Cnty HFA
M/F Housing RB (La Mirada Gardens) Series 2002A 4.03%, 01/04/07 (a)(b)	4,000	4,000
M/F Housing RB (Sabal Palm Harbor Apts) Series 2000A 3.99%, 01/03/07 (a)(b)	4,200	4,200
Miami Health Facilities Auth
Refunding RB (Miami Jewish Home and Hospital for the Aged, Inc) Series 2005 3.92%, 01/03/07 (a)(b)	7,410	7,410
Miami-Dade Cnty
Aviation RB (Miami International Airport) Series 2002 3.98%, 01/04/07 (a)(b)(c)(d)	5,370	5,370
Aviation RB (Miami International Airport) Series 2005A 3.98%, 01/04/07 (a)(b)(c)	9,105	9,105
GO Bonds Series 2005 3.96%, 01/04/07 (a)(b)(c)(d)	9,940	9,940
Solid Waste System RB Series 2005 3.95%, 01/04/07 (a)(b)(c)(d)	10,870	10,870
Miami-Dade Cnty IDA
IDRB (Airbus Service Co) Series 1998A 4.02%, 01/04/07 (a)(b)	7,840	7,840
RB (Belen Jesuit Preparatory School) Series 1999 3.92%, 01/03/07 (a)(b)	6,030	6,030
RB (Gulliver Schools) Series 2000 3.92%, 01/04/07 (a)(b)	3,700	3,700
Ocala
Utility Systems RB Series 2005B 3.95%, 01/04/07 (a)(b)(c)(d)	1,500	1,500
Ocean Highway and Port Auth
RB Series 1990 4.02%, 01/03/07 (a)(b)	9,000	9,000
Okeechobee Cnty
Exempt Facility RB (Okeechobee Landfill) Series 1999 3.97%, 01/04/07 (a)(b)	15,000	15,000
Orange Cnty Health Finance Auth
Refunding Program RB (Pooled Hospital Loan) Series 1985 3.53%, 03/13/07 (b)	19,500	19,500

14 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Orange Cnty HFA
M/F Housing RB (Alta Westgate Apts) Series 2005C 3.95%, 01/03/07 (a)(b)	6,920	6,920
M/F Housing RB (Palm Key Apts) Series 1997C 3.91%, 01/03/07 (a)(b)	5,000	5,000
M/F Housing Refunding RB (Andover Place Apts) Series 1998F 3.96%, 01/04/07 (a)(b)	6,000	6,000
M/F Housing Refunding RB (Post Fountains At Lee Vista) Series 1997E 3.92%, 01/03/07 (a)(b)	7,235	7,235
Orange Cnty IDA
Educational Facilities RB (UCF Hospitality School Student Housing Foundation) Series 2004 3.92%, 01/03/07 (a)(b)	8,695	8,695
IDRB (Central Florida YMCA) Series 2002A 3.92%, 01/04/07 (a)(b)	3,850	3,850
IDRB (Goodwill Industries of Central Florida) Series 1999 3.92%, 01/03/07 (a)(b)	6,000	6,000
RB (Central Florida YMCA) Series 2005 3.90%, 01/04/07 (a)(b)	5,600	5,600
Orange Cnty School Board
COP Series 2006A 3.94%, 01/04/07 (a)(b)(c)	5,277	5,277
COP Series 2006B 3.95%, 01/04/07 (a)(b)(c)	2,995	2,995
Orlando Utilities Commission
Water and Electric RB Series 2002B 3.91%, 01/03/07 (a)(c)	5,100	5,100
Orlando-Orange Cnty Expressway Auth
RB Series 2005B1 3.91%, 01/03/07 (a)(b)(c)	11,810	11,810
Palm Beach Cnty
Airport RB (Galaxy Aviation) Series 2000A 3.98%, 01/03/07 (a)(b)	7,595	7,595
Criminal Justice Facilities RB Series 1997 3.95%, 01/04/07 (a)(b)(c)(d)	7,495	7,495
IDBR (South Florida Blood Banks) Series 2002 3.92%, 01/03/07 (a)(b)	7,705	7,705
IDRB (Palm Beach Day School) Series 1999 3.92%, 01/03/07 (a)(b)	7,000	7,000
RB (Norton Gallery and School of Art) Series 1995 3.93%, 01/03/07 (a)(b)	2,500	2,500
RB (Zoological Society of the Palm Beaches) Series 2001 3.94%, 01/04/07 (a)(b)	3,500	3,500
Palm Beach Cnty Health Facilities Auth
Refunding Program RB (Pooled Hospital Loan) Series 1985 3.52%, 03/08/07 (b)	56,000	56,000
Palm Beach Cnty HFA
M/F Housing Refunding RB (Emerald Bay Club Apts) Series 2004 3.94%, 01/04/07 (a)(b)	7,000	7,000
M/F Housing Refunding RB (Spinnaker Landing Apts) Series 1998 3.97%, 01/04/07 (a)(b)	2,645	2,645
Pinellas Cnty Educational Facilities Auth
RB (Shorecrest Preparatory School) Series 2001 3.91%, 01/03/07 (a)(b)	905	905
Refunding RB (Canterbury School of Florida) Series 2004 3.91%, 01/03/07 (a)(b)	4,360	4,360
Pinellas Cnty HFA
M/F Housing RB (Greenwood Apts) Series 2002A 3.95%, 01/04/07 (a)(b)	6,460	6,460
Pinellas Cnty Industry Council
RB (Operation Par) Series 1999 3.97%, 01/04/07 (a)(b)	4,010	4,010
Santa Rosa Cnty
Health Facilities RB (Baptist Hospital) Series 2003 3.90%, 01/04/07 (a)(b)	6,820	6,820
Sarasota Cnty
RB (Sarasota Family YMCA) Series 1999 3.92%, 01/04/07 (a)(b)	440	440
Sarasota Cnty Health Facilities Auth
RB (Sarasota-Manatee Jewish Housing Council, Inc) Series 2005A 3.93%, 01/04/07 (a)(b)	12,300	12,300
Seminole Cnty IDA
IDRB (Amrhein Family Limited Partnership) Series 2001 3.97%, 01/03/07 (a)(b)	3,965	3,965
South Florida Water Management District
COP Series 2006 3.95%, 01/04/07 (a)(b)(c)(d)	18,890	18,890
3.95%, 01/04/07 (a)(b)(c)	18,330	18,330
St Johns Cnty
Water and Sewer Refunding RB Series 2006 3.94%, 01/04/07 (a)(b)(c)(d)	11,035	11,035
St Johns Cnty School Board
COP (Master Lease Program) Series 2006 3.95%, 01/04/07 (a)(b)(c)	13,530	13,530
Sumter Landing Community Development District
Recreational RB Series 2005A 3.95%, 01/04/07 (a)(b)(c)(d)	2,000	2,000
Sunshine State Governmental Financing Commission
TECP Series 1998A 3.52%, 03/06/07 (b)(c)	65,289	65,289

See financial notes 15

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Tallahassee-Leon Cnty Civic Center Auth
Capital Improvement RB Series 1998A 3.92%, 01/03/07 (a)(b)	9,060	9,060
Tampa
Health Care Facilities RB (Lifelink Foundation) Series 1997 3.92%, 01/03/07 (a)(b)	4,460	4,460
Tampa Bay Water Auth
Utility System RB Series 2002 3.95%, 01/04/07 (a)(b)	5,400	5,400
University of South Florida Research Foundation
RB (Interdisciplinary Research Building) Series 2004A 3.93%, 01/03/07 (a)(b)	13,855	13,855
Volusia Cnty
Tourist Development Tax RB Series 2004 3.94%, 01/04/07 (a)(b)(c)(d)	7,195	7,195
Volusia Cnty Educational Facilities Auth
RB (Bethune-Cookman College) Series 2001 3.92%, 01/03/07 (a)(b)	10,310	10,310
Volusia Cnty Health Facilities Auth
Hospital Facilities RB (Memorial Health Systems) Series 1996 3.95%, 01/04/07 (a)(b)(c)(d)	38,965	38,965
Winter Haven
Utility System Improvement and Refunding RB Series 2005 3.94%, 01/04/07 (a)(b)(c)(d)	8,185	8,185

		1,199,509

Georgia 4.3%

Atlanta
Airport General Refunding RB Series 2000A 3.95%, 01/04/07 (a)(b)(c)(d)	11,195	11,195
Airport General Refunding RB Series 2000C 3.98%, 01/04/07 (a)(b)(c)(d)	3,385	3,385
Airport General Refunding RB Series 2003RF-D 3.84%, 01/04/07 (a)(b)(c)(d)	3,385	3,385
Airport Passenger Facility Charge and Subordinate Lien General RB Series 2004C 3.95%, 01/04/07 (a)(b)(c)	5,175	5,175
Subordinate Lien Tax Allocation Bonds (Atlantic Station) Series 2006 4.01%, 01/04/07 (a)(b)	13,000	13,000
Water and Wastewater RB Series 2004 4.03%, 01/03/07 (a)(b)(c)(d)	4,500	4,500
Water and Wastewater Revenue CP Series 2006-1 3.55%, 02/05/07 (b)	10,000	10,000
3.58%, 02/05/07 (b)	27,400	27,400
Atlanta Urban Residential Finance Auth
M/F Housing RB (Capitol Gateway Apts Phase I) Series 2005 4.00%, 01/04/07 (a)(b)	4,125	4,125
M/F Housing RB (Delmonte/Brownlee Court) Series 2001A 3.97%, 01/03/07 (a)(b)	4,595	4,595
M/F Housing RB (Lindbergh City Center Apts) Series 2004 3.98%, 01/04/07 (a)(b)	5,000	5,000
M/F Housing RB (M St Apts) Series 2003 3.97%, 01/04/07 (a)(b)	7,000	7,000
M/F Housing RB (Peaks at West Atlanta Apts) Series 2001 3.97%, 01/03/07 (a)(b)	4,800	4,800
M/F Sr Housing RB (Big Bethel Village) Series 2001 3.97%, 01/03/07 (a)(b)	4,400	4,400
Augusta Housing Auth
M/F Housing RB (G-Hope) Series 2001 3.97%, 01/03/07 (a)(b)	3,620	3,620
Burke Cnty Development Auth
RB (Oglethorpe Power Corp) Series 2006B3 3.56%, 02/22/07 (b)(c)	10,000	10,000
RB (Oglethorpe Power Corp) Series 2006B4 3.56%, 02/12/07 (b)(c)	9,000	9,000
Cherokee Cnty
IDRB (Universal Alloy Corp) Series 1996 3.97%, 01/04/07 (a)(b)	1,100	1,100
Clayton Cnty Development Auth
IDRB (Wilson Holdings) Series 1998 4.02%, 01/03/07 (a)(b)	200	200
Clayton Cnty Housing Auth
M/F Housing RB (Hyde Park Club Apts) Series 1997 3.98%, 01/03/07 (a)(b)	11,695	11,695
Cobb Cnty Housing Auth
M/F Housing RB (Walton Green Apts) Series 1995 3.97%, 01/04/07 (a)(b)	13,500	13,500
M/F Housing RB (Woodchase Village Apts) Series 2003 4.00%, 01/04/07 (a)(b)	4,000	4,000
M/F Housing Refunding RB (Walton Park Apts) Series 2000 3.97%, 01/04/07 (a)(b)	21,100	21,100
Columbus Development Auth
RB (Foundation Properties) Series 2002 3.99%, 01/04/07 (a)(b)	10,965	10,965
Columbus Housing Auth
M/F Housing RB (Eagles Trace Apts) Series 2002 3.97%, 01/03/07 (a)(b)	6,100	6,100

16 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Dalton Development Auth
Revenue Certificates (Hamilton Health Care System) Series 2003B 3.90%, 01/04/07 (a)(b)	5,245	5,245
DeKalb Cnty
Water and Sewerage RB Series 2003A 3.95%, 01/04/07 (a)(c)(d)	13,290	13,290
Water and Sewerage RB Series 2006A 3.94%, 01/04/07 (a)(b)(c)	9,990	9,990
Water and Sewerage Refunding RB Series 2006B 3.95%, 01/04/07 (a)(b)(c)	18,095	18,095
DeKalb Cnty Development Auth
RB (Arbor Montessori School) Series 1998 3.92%, 01/03/07 (a)(b)	1,100	1,100
DeKalb Cnty Housing Auth
M/F Housing RB (Brittany Apts) Series 2001 3.97%, 01/04/07 (a)(b)	7,200	7,200
M/F Housing RB (Eagles Trace Apts) Series 1996 3.95%, 01/03/07 (a)(b)	8,550	8,550
M/F Housing RB (Mountain Crest Apts) Series 2002 3.97%, 01/03/07 (a)(b)	7,725	7,725
M/F Housing RB (Villas of Friendly Heights Apts) Series 2001 3.97%, 01/03/07 (a)(b)	3,415	3,415
M/F Housing RB (Wesley Club Apts) Series 2002 3.97%, 01/03/07 (a)(b)	5,810	5,810
Effingham Cnty IDA
RB (TEMCOR) Series 2001 3.97%, 01/03/07 (a)(b)	3,005	3,005
Fulton Cnty
Water and Sewerage RB Series 2004 3.94%, 01/04/07 (a)(b)(c)	3,485	3,485
3.95%, 01/04/07 (a)(b)(c)(d)	10,000	10,000
Fulton Cnty Development Auth
RB (Atlanta International School) Series 1997 3.92%, 01/03/07 (a)(b)	2,200	2,200
RB (Children’s Healthcare of Atlanta) Series 2005A 3.95%, 01/04/07 (a)(c)	46,395	46,395
RB (Trinity School) Series 2001 3.92%, 01/03/07 (a)(b)	7,000	7,000
Georgia
GO Bonds Series 2002B 3.95%, 01/04/07 (a)(c)(d)	890	890
GO Refunding Bonds Series 2004C 3.95%, 01/04/07 (a)(c)	2,600	2,600
Gwinnett Cnty Development Auth
COP (Gwinnett Cnty Public Schools) Series 2006 3.95%, 01/04/07 (a)(b)(c)	25,835	25,835
3.97%, 01/04/07 (a)(b)(c)(d)	33,400	33,400
Jefferson Cnty Development Auth
IDRB (Grove River Mills) Series 1997 4.02%, 01/04/07 (a)(b)	1,200	1,200
Laurens Cnty Development Auth
Solid Waste Disposal RB (Southeast Paper Manufacturing Co) Series 1993 3.97%, 01/04/07 (a)(b)	25,000	25,000
Solid Waste Disposal RB (Southeast Paper Manufacturing Co) Series 1997 3.97%, 01/04/07 (a)(b)	26,000	26,000
Lawrenceville Housing Auth
M/F Housing RB (Chatham Club Apts) Series 2002 3.95%, 01/04/07 (a)(b)(d)	7,700	7,700
Lowndes Cnty Development Auth
M/F Housing RB (FMPH Valdosta) Series 1999 3.97%, 01/03/07 (a)(b)	4,510	4,510
Macon-Bibb Cnty Hospital Auth
Revenue Anticipation Certificates (Medical Center of Central Georgia) Series 1998 3.92%, 01/03/07 (a)(b)	4,000	4,000
Marietta Housing Auth
M/F Housing RB (Walton Village Apts) Series 2005 4.00%, 01/04/07 (a)(b)	14,300	14,300
Metropolitan Atlanta Rapid Transit Auth
Sales Tax Revenue CP BAN (Third Indenture) Series 2004A 3.55%, 02/05/07 (b)	12,500	12,500
3.52%, 03/06/07 (b)	10,000	10,000
Miller Cnty Development Auth
IDRB (Birdsong Corp) Series 2000 3.97%, 01/03/07 (a)(b)	2,300	2,300
Pooler Development Auth
M/F Housing RB (Alta Towne Lake Apts) Series 2005 3.95%, 01/04/07 (a)(b)	19,500	19,500
Savannah Economic Development Auth
Exempt Facility RB (Georgia Kaolin Terminal) Series 1997 3.95%, 01/04/07 (a)(b)	6,000	6,000
Exempt Facility RB (Home Depot) Series 1995B 3.96%, 01/03/07 (a)(b)	5,000	5,000
First Mortgage RB (Marshes of Skidaway Island) Series 2003C 3.98%, 01/04/07 (a)(b)	1,185	1,185

See financial notes 17

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Savannah Housing Auth
M/F Housing RB (Indigo Pointe Apts) Series 2001A1 3.97%, 01/03/07 (a)(b)	3,500	3,500
M/F Housing RB (Live Oak Plantation Apts) Series 2001A1 3.97%, 01/03/07 (a)(b)	2,500	2,500
Summerville Development Auth
Exempt Facility RB (Image Industries) Series 1997 4.00%, 01/04/07 (a)(b)	11,000	11,000
Thomasville Hospital Auth
Revenue Anticipation Certificates (John D. Archbold Memorial Hospital) Series 2003 3.92%, 01/03/07 (a)(b)	5,700	5,700
Walton Cnty Development Auth
RB (Tucker Door and Trim Corp) Series 2000 4.07%, 01/03/07 (a)(b)	2,500	2,500
Webster Cnty IDA
IDRB (Tolleson Lumber Co) Series 1999 3.97%, 01/04/07 (a)(b)	4,000	4,000
Winder-Barrow Industrial Building Auth
IDRB (Progress Container Corp) Series 2000 3.97%, 01/03/07 (a)(b)	2,200	2,200
Worth Cnty
Refunding IDRB (Seabrook Peanut Co) Series 1996B 3.97%, 01/03/07 (a)(b)	1,300	1,300

		586,365

Hawaii 0.6%

Hawaii
GO Bonds Series 2002CZ 3.94%, 01/04/07 (a)(b)(c)(d)	5,900	5,900
Special Purpose Refunding RB (Hawaiian Electric Co) Series 2000 3.98%, 01/04/07 (a)(b)(c)(d)	9,095	9,095
Hawaii Housing Finance and Development Corp
S/F Mortgage Purchase RB 4.06%, 01/02/07 (a)(c)(d)	1,520	1,520
Honolulu Board of Water Supply
Water System RB Series 2006A 3.94%, 01/04/07 (a)(b)(c)	7,000	7,000
Honolulu City and Cnty
GO Bonds Series 2003A 3.95%, 01/04/07 (a)(b)(c)(d)	14,995	14,995
GO CP Series H 3.55%, 02/08/07 (b)	38,000	38,000

		76,510

Idaho 0.4%

Idaho
TAN Series 2006 3.70%, 06/29/07	28,000	28,106
Idaho Housing and Finance Association
S/F Mortgage Bonds Series 2005F 4.05%, 01/03/07 (a)(c)	17,900	17,900
Idaho State University Foundation
RB (LE and Thelma E. Stephens Performing Arts Center) Series 2001 3.91%, 01/04/07 (a)(b)	3,660	3,660

		49,666

Illinois 7.1%

Aurora
Collateralized S/F Mortgage RB Series A2 3.98%, 01/04/07 (a)(c)(d)	28,000	28,000
Carol Stream
M/F Housing Refunding RB (St Charles Square) Series 1997 4.04%, 01/03/07 (a)(b)	4,415	4,415
Chicago
General Airport Third Lien RB (Chicago O’Hare International Airport) Series 2005A 3.95%, 01/04/07 (a)(b)(c)	25,737	25,738
3.95%, 01/04/07 (a)(b)(c)(d)	15,810	15,810
General Airport Third Lien Refunding RB (Chicago O’Hare International Airport) Series 2005B 3.79%, 01/04/07 (a)(b)(c)(d)	6,325	6,325
3.95%, 01/04/07 (a)(b)(c)	11,410	11,410
GO Bonds Series 2003C 3.95%, 01/04/07 (a)(b)(c)(d)	2,694	2,694
GO Project and Refunding Bonds Series 2005B 3.95%, 01/04/07 (a)(b)(c)(d)	6,850	6,850
GO Project and Refunding Bonds Series 2006A 3.97%, 01/04/07 (a)(b)(c)	45,795	45,795
M/F Housing RB (Central Station Senior Housing) Series 2004 3.98%, 01/04/07 (a)(b)	9,500	9,500
Midway Airport RB Series 1998C 3.96%, 01/04/07 (a)(b)(c)(d)	24,480	24,480
Sales Tax Refunding RB Series 2005 3.95%, 01/04/07 (a)(b)(c)(d)	9,705	9,705
Second Lien Wastewater Transmission Refunding RB Series 2001 3.94%, 01/04/07 (a)(b)(c)(d)	20,510	20,510
Sr Lien Water RB Series 2000 3.96%, 01/04/07 (a)(c)(d)	12,975	12,975
Wastewater Transmission RB Series 1998A 3.97%, 01/04/07 (a)(b)(c)	2,785	2,785

18 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Chicago Board of Education
Unlimited Tax GO Bonds (Dedicated Revenues) Series 2006B 3.97%, 01/04/07 (a)(b)(c)(d)	11,000	11,000
Unlimited Tax GO Bonds Series 1997 3.95%, 01/04/07 (a)(b)(c)(d)	7,120	7,120
Chicago Housing Auth
Capital Program Refunding RB Series 2006 3.67%, 07/01/07 (b)	22,180	22,322
Chicago O’Hare International Airport
General Airport Third Lien RB Series 2003B2 3.98%, 01/04/07 (a)(b)(c)(d)	8,595	8,595
General Airport Third Lien Refunding RB Series 2003A2 3.98%, 01/04/07 (a)(b)(c)(d)	7,895	7,895
General Airport Third Lien Refunding RB Series 2003B2 3.98%, 01/04/07 (a)(b)(c)(d)	10,800	10,800
Second Lien Passenger Facility Charge RB Series 2001A 4.00%, 01/03/07 (a)(b)(c)(d)	11,070	11,070
3.98%, 01/04/07 (a)(b)(c)(d)	6,315	6,315
Special Facilities RB (O’Hare Tech Center II) Series 2002 3.99%, 01/04/07 (a)(b)	15,500	15,500
Cook Cnty
GO Capital Improvement Bonds Series 2004B 3.94%, 01/04/07 (a)(b)(c)(d)	6,900	6,900
RB (Catholic Theological Union) Series 2005 3.94%, 01/03/07 (a)(b)	4,000	4,000
East Dundee, Kane and Cook Cnties
IDRB (Otto Engineering) Series 1998 4.02%, 01/04/07 (a)(b)	1,595	1,595
Hampshire
IDRB (Poli-Film America) Series 1998A 3.97%, 01/04/07 (a)(b)	2,300	2,300
Illinois
Civic Center Bonds Series 1991 4.01%, 01/04/07 (a)(b)(c)(d)	2,940	2,940
GO Bonds (Illinois First) Series 2000 3.96%, 01/04/07 (a)(b)(c)(d)	33,575	33,575
GO Bonds (Illinois First) Series 2002 3.96%, 01/04/07 (a)(b)(c)(d)	26,500	26,500
GO Bonds Series 2003 3.94%, 01/04/07 (a)(b)(c)(d)	22,500	22,500
GO Bonds Series 2004A 3.95%, 01/02/07 (a)(b)(c)(d)	8,600	8,600
GO Bonds Series 2006 3.95%, 01/04/07 (a)(c)	2,395	2,395
3.95%, 01/04/07 (a)(c)(d)	1,745	1,745
Illinois Development Finance Auth
Economic Development RB (Korex Corp) Series 1990 4.04%, 01/04/07 (a)(b)	4,000	4,000
Gas Supply Refunding RB (People’s Gas) Series 2003E 3.99%, 01/04/07 (a)(b)(c)(d)	14,995	14,995
IDRB (Arc-Tronics) Series 1999 3.97%, 01/03/07 (a)(b)	1,585	1,585
IDRB (Camcraft Inc) Series 1993 4.14%, 01/03/07 (a)(b)	1,600	1,600
IDRB (Radiological Society of North America) Series 1997 3.98%, 01/04/07 (a)(b)	2,930	2,930
Qualified Residential Rental Bonds (River Oaks) Series 1989 3.96%, 01/03/07 (a)(b)	32,000	32,000
RB (American College of Surgeons) Series 1996 3.94%, 01/05/07 (a)(b)	13,100	13,100
RB (Aurora Central Catholic High School) Series 1994 4.19%, 01/03/07 (a)(b)	1,000	1,000
RB (Carmel High School) Series 2003 3.94%, 01/03/07 (a)(b)	6,200	6,200
RB (Catholic Charities Housing Development Corp) Series 1993A 4.09%, 01/03/07 (a)(b)	9,160	9,160
RB (Catholic Charities Housing Development Corp) Series 1993B 4.09%, 01/03/07 (a)(b)	910	910
RB (Chicago Academy of Sciences) Series 1997 3.94%, 01/03/07 (a)(b)	1,150	1,150
RB (Chicago Academy of Sciences) Series 1998 3.94%, 01/03/07 (a)(b)	5,700	5,700
RB (Francis W. Parker School) Series 1999 3.90%, 01/03/07 (a)(b)	2,355	2,355
RB (Lake Forest Academy) Series 1994 3.94%, 01/03/07 (a)(b)	4,000	4,000
RB (Lake Forest Country Day School) Series 2005 3.94%, 01/03/07 (a)(b)	7,250	7,250
RB (Perspectives Charter School) Series 2003 3.93%, 01/04/07 (a)(b)	5,500	5,500
RB (Presbyterian Homes Two Arbor Lane) Series 2001 3.94%, 01/03/07 (a)(b)	9,000	9,000
RB (Richard H. Driehaus Museum) Series 2005 3.94%, 01/03/07 (a)(b)	3,800	3,800
RB (Slovak American Charitable Association) Series 2000 3.94%, 01/03/07 (a)(b)	7,460	7,460

See financial notes 19

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (St Ignatius College Prep) Series 2002 3.94%, 01/03/07 (a)(b)(d)	2,800	2,800
Water Facilities Refunding RB (Illinois-American Water Co) Series 2002 4.02%, 01/04/07 (a)(b)(c)	5,000	5,000
Illinois Education Facility Auth
RB (Northwestern University) Series 2003 3.95%, 01/04/07 (a)(c)(d)	7,010	7,010
RB (Shedd Aquarium) Series 1997 3.95%, 01/03/07 (a)(b)(c)(d)	2,000	2,000
Illinois Health Facilities Auth
RB (Bensenville Home Society) Series 1989A 3.93%, 01/03/07 (a)(b)	1,300	1,300
RB (Ingalls Health System) Series 1994 3.94%, 01/04/07 (a)(b)(c)(d)	29,180	29,180
Illinois Housing Development Auth
M/F Mortgage Refunding RB (Hyde Park Tower Apts) Series 2000A 3.97%, 01/03/07 (a)(b)	4,500	4,500
Illinois Toll Highway Auth
Sr Priority RB Series 2005A 3.95%, 01/04/07 (a)(b)(c)(d)	10,665	10,665
3.97%, 01/04/07 (a)(b)(c)(d)	6,925	6,925
Sr Priority RB Series 2006A1 3.95%, 01/04/07 (a)(b)(c)(d)	10,405	10,405
Sr Priority RB Series 2006A2 3.94%, 01/04/07 (a)(b)(c)(d)	10,410	10,410
3.95%, 01/04/07 (a)(b)(c)(d)	27,565	27,565
3.96%, 01/04/07 (a)(b)(c)(d)	14,995	14,995
Lombard
Refunding IDRB (B&H Partnership) Series 1995 4.31%, 01/04/07 (a)(b)	1,850	1,850
Metropolitan Pier and Exposition Auth
Bonds (McCormick Place Expansion) Series 1998B 3.94%, 01/04/07 (a)(b)(c)(d)	30,960	30,960
Bonds (McCormick Place Expansion) Series 2002A 3.97%, 01/04/07 (a)(b)(c)(d)	6,425	6,425
Refunding Bonds (McCormick Place Expansion) Series 1999AC 3.96%, 01/04/07 (a)(b)(c)(d)	9,790	9,790
Refunding Bonds (McCormick Place Expansion) Series 2002A 3.97%, 01/04/07 (a)(b)(c)	9,300	9,300
Refunding Bonds (McCormick Place Expansion) Series 2002B 3.95%, 01/03/07 (a)(b)(c)(d)	18,490	18,490
Metropolitan Water Reclamation District of Greater Chicago
GO Capital Improvement Bonds Unlimited Tax Series 2006 3.94%, 01/04/07 (a)(c)	50,000	50,000
Unlimited Tax GO Refunding Bonds Series 2006 3.94%, 01/04/07 (a)(b)(c)(d)	10,000	10,000
Montgomery Special Service Area No. 10
Special Tax Bonds (Blackberry Crossing West) Series 2004 3.94%, 01/03/07 (a)(b)	12,152	12,152
Palatine
Special Facility Limited Obligation RB (Little City for Community Development) Series 1998 3.94%, 01/03/07 (a)(b)	5,000	5,000
Regional Transportation Auth of Cook, DuPage, Kane, Lake, McHenry and Will Cnties
GO Bonds Series 2005A 3.95%, 01/04/07 (a)(b)(c)(d)	29,110	29,110
Regional Transportation Auth
GO Refunding Bonds Series 1999 3.96%, 01/04/07 (a)(b)(c)(d)	21,785	21,785
Rockford
IDRB (Ring Can Corp) Series 1998 3.97%, 01/03/07 (a)(b)	740	740
IDRB (Rockford Industrial Welding Supply) Series 1996 4.02%, 01/04/07 (a)(b)	2,000	2,000
Southwestern Illinois Development Auth
Refunding IDRB (Holten Meat) Series 2004 4.02%, 01/04/07 (a)(b)	6,860	6,860
University of Illinois
Auxiliary Facilities RB Series 1999A 3.95%, 01/03/07 (a)(b)(c)(d)	3,500	3,500
Wheeling
M/F Housing Refunding RB (Woodland Creek Apts II) Series 2002 3.96%, 01/04/07 (a)(b)	17,655	17,655
Will-Kankakee Regional Development Auth
IDRB (Toltec Steel Services) Series 2002 4.01%, 01/04/07 (a)(b)	6,290	6,290
Woodridge
M/F Housing Refunding RB (Hinsdale Lake Terrace Apts) Series 1990 3.96%, 01/05/07 (a)(b)(c)	20,760	20,760
Yorkville
IDRB (FE Wheaton and Co) Series 1996 4.20%, 01/04/07 (a)(b)	950	950

		970,726

20 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Indiana 1.7%

Brownburg 1999 School Bldg Corp
First Mortgage Refunding Bonds Series 2005B 3.95%, 01/04/07 (a)(b)(c)(d)	11,580	11,580
Elkhart Cnty
Economic Development RB (West Plains Apts) Series 1998A 3.99%, 01/03/07 (a)(b)	1,750	1,750
Indiana Development Finance Auth
IDRB (Big Sky Park) Series 1999 3.99%, 01/04/07 (a)(b)	4,200	4,200
IDRB (Cives Corp) Series 1998 3.97%, 01/04/07 (a)(b)	7,150	7,150
Indiana Finance Auth
Environmental RB (PSI Energy Inc) Series 2005B 3.96%, 01/03/07 (a)(b)	10,500	10,500
State Revolving Fund Program Series 2006B 3.88%, 01/04/07 (a)(c)	26,480	26,480
3.97%, 01/04/07 (a)(c)(d)	5,630	5,630
Indiana Health and Educational Facility Financing Auth
RB (Ascension Health Credit Group) Series 2006B6 3.95%, 01/04/07 (a)(c)	15,950	15,950
Indiana Health Facilities Financing Auth
Hospital RB (Sisters of St Francis Health Services, Inc) Series 1999A 3.94%, 01/04/07 (a)(b)(c)(d)	7,605	7,605
Insured RB Series 1985A 3.92%, 01/03/07 (a)(b)(c)	2,780	2,780
RB (Ascension Health Credit Group) Series 2001A2 3.62%, 06/01/07 (a)	17,275	17,273
RB (Ascension Health) Series 2001A3 3.35%, 01/30/07 (a)	10,000	9,981
Indiana HFA
S/F Mortgage RB Series 1998D2 4.06%, 01/04/07 (a)(c)(d)	9,715	9,715
S/F Mortgage RB Series 2000B2 4.08%, 01/04/07 (a)(c)(d)	3,620	3,620
S/F Mortgage RB Series 2002B 4.00%, 01/03/07 (a)(c)(d)	2,675	2,675
S/F Mortgage RB Series 2004B2 & 2005C2 3.98%, 01/04/07 (a)(c)	5,435	5,435
Indiana Housing and Community Development Agency
S/F Mortgage RB Series 2006D1 3.97%, 01/04/07 (a)(c)(d)	14,000	14,000
Indiana Municipal Power Agency
Power Supply System RB Series 2006A 3.97%, 01/04/07 (a)(b)(c)(d)	7,000	7,000
Indianapolis
M/F Housing RB (Nora Pines Apts) Series 2001 3.97%, 01/04/07 (a)(b)	9,275	9,275
Thermal Energy System RB Series 2001A 3.96%, 01/04/07 (a)(b)(c)(d)	9,900	9,900
Indianapolis Local Public Improvement Bond Bank
Bonds (Indianapolis Airport Auth) Series 2005B 3.99%, 01/04/07 (a)(b)(c)(d)	3,125	3,125
Bonds (Waterworks) Series 2006A 3.92%, 01/04/07 (a)(b)(c)	4,245	4,245
RB (Indianapolis Airport Auth) Series 2004I 3.98%, 01/04/07 (a)(b)(c)(d)	11,295	11,295
Jay School Building Corp
First Mortgage Refunding Bonds Series 2006 3.95%, 01/03/07 (a)(b)(c)	4,535	4,535
Lafayette
Sewage Works Refunding RB Series 2006 3.95%, 01/03/07 (a)(b)(c)	4,405	4,405
Marion
Economic Development RB (Indiana Wesleyan University) Series 2000 3.90%, 01/03/07 (a)(b)	7,500	7,500
St Joseph Cnty
Economic Development RB (Corby Apts) Series 1997B 4.04%, 01/03/07 (a)(b)	3,380	3,380
Economic Development RB (Pin Oaks Apts) Series 1997A 4.04%, 01/03/07 (a)(b)	1,000	1,000
Economic Development RB (Western Manor Apts) Series 1997C 4.04%, 01/03/07 (a)(b)	2,130	2,130
Vigo Cnty
Economic Development RB (Sisters of Providence) Series 2001 4.00%, 01/04/07 (a)(b)	3,500	3,500
Wayne Township School Building Corp
First Mortgage Refunding Bonds Series 2006 3.94%, 01/04/07 (a)(b)(c)	5,145	5,145

		232,759

Iowa 1.6%

Des Moines Metropolitan Wastewater Reclamation Auth
Sewer RB Series 2004B 3.94%, 01/04/07 (a)(b)(c)(d)	6,480	6,480
Iowa
TRAN Series 2006 3.53%, 06/29/07	50,000	50,174

See financial notes 21

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Iowa Finance Auth
M/F Housing RB (Country Club Village) Series 2006 3.97%, 01/04/07 (a)(b)	11,370	11,370
Iowa Higher Education Loan Auth
Private College Facility RB (Graceland University) Series 2003 3.95%, 01/04/07 (a)(b)	2,000	2,000
Iowa School Corporations
Cash Anticipation Program Warrant Certificates Series 2006-2007 A 3.71%, 06/28/07 (b)	75,000	75,278
Iowa Student Loan Liquidity Corp
RB Series 1988B 3.96%, 01/03/07 (a)(b)(c)	46,500	46,500
Tobacco Settlement Auth
Asset-Backed Bonds Series 2001B 4.03%, 01/03/07 (a)(c)	21,710	21,710
Asset-Backed Bonds Series C 3.96%, 01/04/07 (a)(b)(c)(d)	11,820	11,820

		225,332

Kansas 0.1%

Kansas Development Finance Auth
M/F Housing RB (Saddlewood Apts) Series 2004M 4.04%, 01/04/07 (a)(b)	7,600	7,600

Kentucky 1.1%

Boyle Cnty
Hospital RB (Ephraim McDowell Health) Series 2006 3.95%, 01/04/07 (a)(b)	8,500	8,500
Elizabethtown
IDRB (ALTEC) Series 1997 3.99%, 01/03/07 (a)(b)	3,000	3,000
Jefferson Cnty
M/F Housing Refunding RB (Camden Brookside Apts) Series 2002 3.94%, 01/04/07 (a)(b)	8,900	8,900
Sports Stadium RB (University of Louisville Athletic Association) Series 1997 4.15%, 01/04/07 (a)(b)	600	600
Kentucky Asset/Liability Commission
General Fund TRAN Series 2006A 3.70%, 06/28/07	25,000	25,094
Kentucky Higher Education Student Loan Corp
Insured RB Series 1991E 3.98%, 01/03/07 (a)(b)(c)	12,600	12,600
Insured RB Series 1996A 3.98%, 01/03/07 (a)(b)(c)	23,850	23,850
Kentucky Housing Corp
RB Series 1998B 3.99%, 01/04/07 (a)(c)(d)	11,995	11,995
RB Series 1998F 4.06%, 01/04/07 (a)(c)(d)	19,320	19,320
RB Series 2002A 4.00%, 01/03/07 (a)(c)(d)	3,175	3,175
Louisville and Jefferson Cnty Metropolitan Sewer District
Sewage and Drainage System RB Series 1999A 3.96%, 01/04/07 (a)(b)(c)(d)	6,115	6,115
Louisville and Jefferson Cnty Regional Airport Auth
Special Facilities RB Series 1999C 3.91%, 01/02/07 (a)	21,700	21,700
Louisville/Jefferson Cnty Metro Government
Health System RB (Norton Healthcare) Series 2006 3.95%, 01/04/07 (a)(b)(c)(d)	1,200	1,200
Richmond
IDRB (Mikron) Series 1995 4.00%, 01/03/07 (a)(b)	5,000	5,000

		151,049

Louisiana 2.6%

Ernest N. Morial-New Orleans Exhibit Hall Auth
Sr Subordinate Special Tax Bonds Series 2003A 3.98%, 01/04/07 (a)(b)(c)(d)	4,995	4,995
Lake Charles Harbor and Terminal District
Dock and Wharf RB (Conoco Inc) Series 2000 4.05%, 01/03/07 (a)(b)	10,500	10,500
Louisiana
Gasoline and Fuels Tax RB Series 2005A 3.94%, 01/04/07 (a)(b)(c)(d)	3,435	3,435
3.95%, 01/04/07 (a)(b)(c)	12,025	12,025
Gasoline and Fuels Tax RB Series 2006A 3.94%, 01/04/07 (a)(b)(c)	20,925	20,925
3.95%, 01/04/07 (a)(b)(c)	20,865	20,865
GO Refunding Bonds Series 2005A 3.95%, 01/04/07 (a)(b)(c)(d)	6,275	6,275
Louisiana Citizens Property Insurance Corp
Assessment RB Series 2006B 4.12%, 01/02/07 (a)(b)(c)	56,660	56,660
3.95%, 01/04/07 (a)(b)(c)(d)	16,300	16,300
Louisiana HFA
S/F Mortgage Refunding RB Series 2005A 3.99%, 01/04/07 (a)(c)(d)	22,944	22,944
Louisiana Local Government Environmental Facilities and Community Development Auth
RB (University of Louisiana-Monroe) Series 2004A 3.93%, 01/04/07 (a)(b)	8,000	8,000
RB (University of Louisiana-Monroe) Series 2004C 3.93%, 01/04/07 (a)(b)	12,515	12,515

22 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Louisiana Offshore Terminal Auth
Deepwater Port Refunding RB First State Series 1992A 3.92%, 01/03/07 (a)(b)	10,000	10,000
Louisiana State University and Agricultural and Mechanical College
Auxiliary RB Series 2006 3.94%, 01/04/07 (a)(b)(c)	9,240	9,240
New Orleans
GO Refunding Bonds Series 2005 3.96%, 01/04/07 (a)(b)(c)(d)	7,940	7,940
New Orleans Aviation Board
Refunding Bonds Series 1993B 3.97%, 01/03/07 (a)(b)(c)	4,220	4,220
New Orleans IDB
M/F Housing RB (3700 Orleans) Series 2000 4.00%, 01/04/07 (a)(b)	29,000	29,000
St James Parish
Pollution Control Refunding RB (Texaco) Series 1988A 3.61%, 02/13/07	59,030	59,030
Pollution Control Refunding RB (Texaco) Series 1988B 3.61%, 02/13/07	39,030	39,030

		353,899

Maine 0.6%

Maine Finance Auth
RB (Jackson Laboratory) Series 2002 3.96%, 01/04/07 (a)(b)	5,465	5,465
Solid Waste Disposal RB (Casella Waste Systems Inc) Series 2005 3.95%, 01/04/07 (a)(b)	12,500	12,500
Maine Health and Educational Facilities Auth
RB Series 2006F 3.94%, 01/04/07 (a)(b)(c)(d)	15,155	15,155
Maine Housing Auth
General Housing Draw Down Bonds Series 2005A 3.96%, 01/04/07 (a)(c)(d)	2,920	2,920
General Housing Draw Down Bonds Series 2005B 3.98%, 01/04/07 (a)(c)(d)	10,430	10,430
Mortgage Purchase Bonds Series 2002F2 3.98%, 01/04/07 (a)(c)(d)	3,085	3,085
Mortgage Purchase Bonds Series 2006H 3.62%, 12/17/07 (a)	30,000	30,000

		79,555

Maryland 1.0%

Baltimore
Convention Center Hotel RB Sr Series 2006A 3.95%, 01/04/07 (a)(b)(c)(d)	20,120	20,120
Project RB (Wastewater) Series 2005B 3.95%, 01/04/07 (a)(b)(c)	14,135	14,135
Howard Cnty
Consolidated Public Improvement CP BAN Series D 3.52%, 03/05/07 (c)	15,500	15,500
Maryland Community Development Administration
S/F Program Bonds Third Series 1999 4.06%, 01/04/07 (a)(c)(d)	31,215	31,215
Maryland Economic Development Corp
IDRB (Dixon Valve and Coupling Co) Series 1998 4.02%, 01/03/07 (a)(b)	950	950
Maryland Energy Financing Administration
Limited Obligation Local District Cooling Facilities RB (Comfort Link) Series 2001 3.97%, 01/03/07 (a)(b)	10,000	10,000
Maryland Health and Higher Educational Facilities Auth
Project and Refunding RB (Mercy Center) Series 1996 3.94%, 01/04/07 (a)(b)(c)(d)	18,185	18,185
RB (Johns Hopkins University) Series 2002A 3.95%, 01/04/07 (a)(c)	15,185	15,185
Montgomery Cnty
Consolidated Public Improvement BAN Series 2006B 3.95%, 01/02/07 (a)(c)	10,000	10,000

		135,290

Massachusetts 2.1%

Haverhill
State Qualified BAN 3.62%, 03/30/07	1,865	1,869
Massachusetts
GO Bonds Consolidated Loan Series 2000C 3.93%, 01/04/07 (a)(c)(d)	1,500	1,500
GO Bonds Consolidated Loan Series 2001D 3.94%, 01/04/07 (a)(b)(c)(d)	2,785	2,785
GO Bonds Consolidated Loan Series 2005C 3.95%, 01/04/07 (a)(b)(c)(d)	5,000	5,000
GO Bonds Consolidated Loan Series 2006B 3.96%, 01/02/07 (a)(c)	13,600	13,600
GO Bonds Consolidated Loan Series 2006D 3.93%, 01/04/07 (a)(c)(d)	8,810	8,810
3.94%, 01/04/07 (a)(c)	8,650	8,650

See financial notes 23

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

GO Bonds Consolidated Loan Series 2006E 3.95%, 01/04/07 (a)(b)(c)	5,500	5,500
GO Refunding Bonds Series 1998B 3.88%, 01/04/07 (a)(c)	19,500	19,500
Lease RB (Route 3 North Transportation Improvements) Series 2002B 3.89%, 01/03/07 (a)(b)(c)	1,600	1,600
Special Obligation Dedicated Tax RB Series 2005 3.94%, 01/04/07 (a)(b)(c)(d)	23,800	23,800
Special Obligation Dedicated Tax Refunding RB Series 2005 3.93%, 01/04/07 (a)(b)(c)(d)	2,325	2,325
Massachusetts Bay Transportation Auth
Assessment Bonds Series 2005A 3.94%, 01/04/07 (a)(b)(c)(d)	6,500	6,500
Sr Sales Tax Bonds Series 2005A 3.93%, 01/04/07 (a)(c)	10,700	10,700
Sr Sales Tax Bonds Series 2006A 3.94%, 01/04/07 (a)(c)	4,200	4,200
Massachusetts Development Finance Agency
M/F Housing Refunding RB (Kensington at Chelmsford) Series 2002 3.99%, 01/04/07 (a)(b)	250	250
RB (Berkshire School) Series 2001 3.93%, 01/04/07 (a)(b)	1,000	1,000
RB (Harvard University) Series 2006B1 3.87%, 01/02/07 (a)	4,000	4,000
Massachusetts Health and Educational Facilities Auth
RB (Baystate Medical Center) Series D 3.94%, 01/04/07 (a)(b)(c)(d)	10,823	10,823
RB (Massachusetts Institute of Technology) Series K 3.94%, 01/04/07 (a)(c)(d)	6,710	6,710
RB (Winchester Hospital) Series D 3.94%, 01/04/07 (a)(b)(c)(d)	12,027	12,027
RB (Worcester City Campus Corp) Series 2005D 3.93%, 01/04/07 (a)(b)(c)(d)	4,755	4,755
Revenue Notes (Harvard University) Series EE 3.60%, 02/07/07	18,000	18,000
Massachusetts HFA
Housing Bonds Series 2003S 4.09%, 01/03/07 (a)(c)(d)	4,000	4,000
S/F Housing RB Series 122 3.96%, 01/04/07 (a)(c)	10,525	10,525
Massachusetts Port Auth
RB Series 2005 A&C 3.95%, 01/04/07 (a)(b)(c)(d)	6,905	6,905
Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2005A 3.94%, 01/04/07 (a)(b)(c)(d)	13,300	13,300
Massachusetts State College Building Auth
RB Series 2006A 3.99%, 01/03/07 (a)(b)(c)(d)	5,700	5,700
Massachusetts Turnpike Auth
Subordinate RB (Metropolitan Highway System) Series 1999A 3.94%, 01/04/07 (a)(b)(c)(d)	7,110	7,110
Massachusetts Water Pollution Abatement Trust
Pool Program Refunding Bonds Series 2006 3.93%, 01/04/07 (a)(c)	1,000	1,000
RB Subordinate Series 1999A 3.94%, 01/03/07 (a)(c)(d)	15,000	15,000
Massachusetts Water Resources Auth
CP Notes Series 1994 3.55%, 03/06/07 (b)	23,800	23,800
3.61%, 03/06/07 (b)	19,000	19,000
General Revenue Refunding Bonds Series 2005B 3.93%, 01/04/07 (a)(b)(c)	4,435	4,435
Salem
BAN 3.34%, 01/11/07	6,000	6,001
Weston
BAN 3.28%, 02/09/07	3,000	3,004

		293,684

Michigan 3.3%

Detroit
Sewage Disposal System RB Series 1999A 3.96%, 01/04/07 (a)(b)(c)(d)	34,650	34,650
Sewage Disposal System Second Lien RB Series 2001B 3.99%, 01/04/07 (a)(b)(c)(d)	4,260	4,260
Detroit SD
School Building and Site Improvement Bonds (Unlimited Tax GO) Series 2001A 3.94%, 01/04/07 (a)(b)(c)(d)	83,485	83,485
School Building and Site Improvement Bonds Series 2001A 3.99%, 01/04/07 (a)(b)(c)(d)	4,620	4,620
School Building and Site Improvement Refunding Bonds (Unlimited Tax GO) Series 2005A 3.94%, 01/04/07 (a)(b)(c)(d)	10,895	10,895
3.95%, 01/04/07 (a)(b)(c)	3,580	3,580
School Building and Site Improvement Refunding Bonds Series 2005A 3.95%, 01/04/07 (a)(b)(c)(d)	8,500	8,500

24 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Detroit Sewage Disposal System
Refunding Sr Lien RB Series 2006D 3.95%, 01/04/07 (a)(b)(c)(d)	27,500	27,500
Sr Lien Refunding RB Series 2003A 3.95%, 01/03/07 (a)(b)(c)(d)	15,145	15,145
Detroit Water Supply
Refunding RB Second Lien Series 2006C 3.95%, 01/04/07 (a)(b)(c)	6,895	6,895
System Revenue Sr Lien Bonds Series 2006A 3.95%, 01/04/07 (a)(b)(c)	12,995	12,995
3.98%, 01/04/07 (a)(b)(c)	17,000	17,000
Michigan Higher Education Facilities Auth
Limited Obligation Refunding RB (Hope College) Series 2004 3.93%, 01/04/07 (a)(b)	3,730	3,730
Michigan Job Development Auth
Limited Obligation RB (Frankenmuth Bavarian Inn Motor Lodge) Series 1985 3.75%, 01/02/07 (a)(b)	7,100	7,100
Michigan State Building Auth
CP Notes Series 5 3.55%, 01/04/07 (b)	15,000	15,000
Refunding RB (Facilities Program) Series 2005I 3.93%, 01/04/07 (a)(b)(c)	4,670	4,670
Refunding RB (Facilities Program) Series 2006-1A 3.95%, 01/04/07 (a)(b)(c)(d)	4,735	4,735
3.97%, 01/04/07 (a)(b)(c)(d)	3,200	3,200
Refunding RB Series 2006IA 3.97%, 01/04/07 (a)(b)(c)	8,400	8,400
Michigan State Hospital Financing Auth
Hospital Refunding RB (Henry Ford Health System) Series 2006A 3.95%, 01/04/07 (a)(b)(c)(d)	1,670	1,670
Hospital Refunding RB (Henry Ford Health System) Series 2006B 3.90%, 01/03/07 (a)(b)	10,000	10,000
Hospital Refunding RB (Henry Ford Health System) Series 2006C 3.90%, 01/03/07 (a)(b)	15,000	15,000
RB (Ascension Health Credit Group) Series 1999B3 3.88%, 01/03/07 (a)	36,300	36,300
Michigan Strategic Fund
Limited Obligation RB (American Cancer Society) Series 2000 3.98%, 01/04/07 (a)(b)	3,715	3,715
Limited Obligation RB (EPI Printers) Series 1997 4.07%, 01/04/07 (a)(b)	240	240
Limited Obligation RB (Mans) Series 1998B 4.07%, 01/04/07 (a)(b)	455	455
Limited Obligation RB (United Machining) Series 1998 4.07%, 01/04/07 (a)(b)	4,000	4,000
Limited Obligation Refunding RB (Detroit Edison Co) Series 1999C 3.98%, 01/04/07 (a)(b)(c)(d)	9,245	9,245
Limited Obligation Refunding RB (Detroit Edison Co) Series 2003A 3.98%, 01/04/07 (a)(b)(c)(d)	5,995	5,995
Oakland Cnty
Limited Obligation RB (Husky Envelope Products) Series 1999 4.07%, 01/04/07 (a)(b)	1,580	1,580
University of Michigan Health System
RB Series 2005A 3.90%, 01/02/07 (a)	18,592	18,592
Wayne Cnty
Airport Jr Lien RB (Detroit Metropolitan Wayne Cnty Airport) Series 2001 3.96%, 01/04/07 (a)(b)(c)	1,000	1,000
Airport Refunding RB (Detroit Metropolitan Wayne Cnty Airport) Series 1996B 3.96%, 01/03/07 (a)(b)(c)	40,190	40,190
Wayne Cnty Airport Auth
Airport RB (Detroit Metropolitan Wayne Cnty Airport) Series 2005 3.98%, 01/04/07 (a)(b)(c)(d)	22,850	22,850
RB (Detroit Metropolitan Airport) Series 2005 3.98%, 01/04/07 (a)(b)(c)(d)	2,750	2,750
RB Series 2005 3.99%, 01/04/07 (a)(b)(c)(d)	3,640	3,640

		453,582

Minnesota 1.3%

Bloomington Port Auth
Special Tax Refunding RB (Mall of America) Series 1999B 3.96%, 01/04/07 (a)(b)(c)	19,400	19,400
Burnsville
M/F Housing Refunding RB (Southwind Apts) Series 2004 3.92%, 01/04/07 (a)(b)	8,350	8,350
Eden Prairie
M/F Housing RB (Eden Prairie Leased Housing Associates I) Series 2003A 4.01%, 01/05/07 (a)(b)	6,000	6,000
Hennepin Cnty Housing and Redevelopment Auth
M/F Housing Refunding RB (Stone Arch Apts) Series 2002 3.97%, 01/04/07 (a)(b)(d)	2,800	2,800

See financial notes 25

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Inver Grove Heights
Sr Housing Refunding RB (PHM/Inver Grove, Inc) Series 2005 3.92%, 01/04/07 (a)(b)	6,000	6,000
Mendota Heights
Refunding IDRB (Dakota Business Plaza) Series 2000 4.11%, 01/04/07 (a)(b)	2,300	2,300
Minneapolis-St Paul Metropolitan Airports Commission
RB Series 2000B 3.98%, 01/04/07 (a)(b)(c)(d)	5,225	5,225
Subordinate Refunding RB Series 2005B 3.98%, 01/04/07 (a)(b)(c)(d)	5,960	5,960
Minnesota
GO Series 2004 3.94%, 01/04/07 (a)(c)	10,690	10,690
Tax and Aid Anticipation Borrowing Program 3.59%, 09/05/07	27,000	27,160
Minnesota Agricultural and Economic Development Board
RB (Evangelical Lutheran Good Samaritan Society) Series 1996 3.96%, 01/04/07 (a)(b)	7,200	7,200
Minnesota HFA
Residential Housing Finance Bonds Series 2003B 3.98%, 01/04/07 (a)(c)	6,000	6,000
Residential Housing Finance Bonds Series 2004G 3.97%, 01/04/07 (a)(c)	17,005	17,005
Minnesota Higher Education Facilities Auth
RB (Trustees of the Hamline University of Minnesota) Series Six-E1 3.93%, 01/04/07 (a)(b)	2,590	2,590
RB (Trustees of the Hamline University of Minnesota) Series Six-E2 3.93%, 01/04/07 (a)(b)	4,000	4,000
Rochester
Health Care Facilities RB (Mayo Foundation) Series 1992C 3.60%, 02/08/07	20,200	20,200
St Louis Park
M/F Housing RB (At The Park) Series 2002A 4.05%, 01/05/07 (a)(b)	3,300	3,300
M/F Housing Refunding RB (Knollwood Place Apts) Series 2005 3.92%, 01/04/07 (a)(b)	5,650	5,650
St Paul Housing and Redevelopment Auth
District Heating RB Series 1999D 3.96%, 01/05/07 (a)(b)	2,920	2,920
Western Minnesota Municipal Power Agency
Power Supply RB Series 2006A 3.94%, 01/04/07 (a)(b)(c)(d)	13,970	13,970

		176,720

Mississippi 0.9%

Mississippi
GO Capital Improvements Bonds Series 2003E 3.93%, 01/03/07 (a)(c)	14,385	14,385
GO Refunding Bonds Series 2001 3.96%, 01/04/07 (a)(c)(d)	14,880	14,880
Mississippi Business Finance Corp
IDRB (Electric Mills Wood Preserving) Series 1999 4.06%, 01/04/07 (a)(b)	5,000	5,000
IDRB (VC Regional Assembly and Manufacturing) Series 2003 3.97%, 01/03/07 (a)(b)	9,210	9,210
Mississippi Development Bank
Special Obligation Bonds (Capital Projects and Equipment Acquisition) Series 2001A 4.03%, 01/03/07 (a)(b)(c)(d)	16,380	16,380
Special Obligation Bonds (Jackson GO Capital City Convention Center) Series 2006 3.94%, 01/04/07 (a)(b)(c)	31,365	31,365
Special Obligation Bonds (Madison Cnty Highway Construction) Series 2006 3.95%, 01/04/07 (a)(b)(c)(d)	18,410	18,410
Mississippi Home Corp
S/F Mortgage RB Series 2002A 3.98%, 01/04/07 (a)(b)(c)(d)	3,970	3,970
S/F Mortgage RB Series 2002C2 3.98%, 01/04/07 (a)(b)(c)(d)	4,775	4,775

		118,375

Missouri 1.0%

Jackson Cnty
Special Obligation Bonds (Harry S. Truman Sports Complex) Series 2006 3.95%, 01/04/07 (a)(b)(c)(d)	25,300	25,300
Missouri Board of Public Buildings
Special Obligation Bonds Series 2006A 3.97%, 01/04/07 (a)(c)	7,300	7,300
Missouri Development Finance Board
IDRB (Milbank Manufacturing Co) Series 1997 4.02%, 01/03/07 (a)(b)	3,000	3,000
Missouri Higher Education Loan Auth
Student Loan RB Sr Series 2005A 3.95%, 01/04/07 (a)(b)(c)	9,000	9,000
Missouri Highway and Transportation Commission
First Lien State Road Bonds Series 2006 A&B 3.95%, 01/04/07 (a)(c)(d)	6,565	6,565
Missouri Housing Development Commission
S/F Mortgage RB Series 2004A1 3.98%, 01/04/07 (a)(c)	3,975	3,975

26 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Missouri Public Utilities Commission
Interim Construction Notes Series 2006 3.62%, 09/15/07	6,520	6,559
Springfield
Public Utility RB Series 2006 3.94%, 01/04/07 (a)(b)(c)	24,595	24,595
3.95%, 01/04/07 (a)(b)(c)	10,000	10,000
3.97%, 01/04/07 (a)(b)(c)	6,800	6,800
St Charles Cnty IDA
M/F Housing Refunding RB (Time Centre Apts Phase I) Series 2004A 3.96%, 01/04/07 (a)(b)	15,600	15,600
M/F Housing Refunding RB (Time Centre Apts Phase II) Series 2004B 4.00%, 01/04/07 (a)(b)	4,500	4,500
St Louis IDA
IDRB (Kessler Container) Series 1997A 3.95%, 01/04/07 (a)(b)	1,700	1,700
M/F Housing Refunding RB (Merchandise Mart Apts) Series 2005A 4.00%, 01/04/07 (a)(b)	10,475	10,475
Washington IDA
IDRB (Pauwels Transformers) Series 1995 4.22%, 01/04/07 (a)(b)	2,400	2,400

		137,769

Montana 0.3%

Montana State Health Facility Auth
Hospital RB (Deaconess-Billings Clinic Health System) Series 1994 4.03%, 01/03/07 (a)(b)(c)	26,375	26,375
4.03%, 01/03/07 (a)(b)(c)(d)	10,705	10,705

		37,080

Nebraska 0.7%

American Public Energy Agency
Gas Supply RB Series 2005A 3.88%, 01/04/07 (a)(c)	5,517	5,517
Nebraska Investment Finance Auth
S/F Housing RB Series 1998G 4.06%, 01/04/07 (a)(c)(d)	10,735	10,735
Nebraska Public Power District
General RB Series 2005 B1&C 3.95%, 01/04/07 (a)(b)(c)	15,655	15,655
General RB Series 2006A 3.60%, 06/01/07 (a)(b)(c)(d)	12,515	12,515
Omaha Public Power District
Electric System Subordinated RB Series 2006B 3.95%, 01/04/07 (a)(b)(c)	5,085	5,085
Separate Electric System RB Series 2006A 3.95%, 01/04/07 (a)(b)(c)(d)	34,390	34,390
Stanton Cnty
IDRB (Nucor Corp) Series 1996 4.00%, 01/03/07 (a)	19,300	19,300

		103,197

Nevada 2.6%

Clark Cnty
Airport System Subordinate Lien RB Series 2005D2 3.95%, 01/03/07 (a)(b)(c)	4,780	4,780
Airport System Subordinate Lien RB Series 2005D3 3.93%, 01/03/07 (a)(b)(c)	7,280	7,280
Economic Development RB (UNLV Foundation) Series 1999 3.91%, 01/04/07 (a)(b)	270	270
GO (Limited Tax) Bank Bonds Series 2006 3.60%, 01/04/07 (a)(b)(c)(d)	26,475	26,475
3.97%, 01/04/07 (a)(b)(c)	8,970	8,970
GO (Limited Tax) Bank Refunding Bonds Series 2006 3.95%, 01/04/07 (a)(b)(c)	5,235	5,235
GO Bank Refunding Bonds Series 2006 3.97%, 01/04/07 (a)(b)(c)	9,955	9,955
IDRB (Southwest Gas Corp) Series 2003A 4.00%, 01/03/07 (a)(b)	12,500	12,500
IDRB (Southwest Gas Corp) Series 2004A 3.98%, 01/04/07 (a)(b)(c)(d)	3,168	3,167
Clark Cnty SD
GO (Limited Tax) Building Bonds Series 2001F 3.94%, 01/04/07 (a)(b)(c)(d)	21,715	21,715
GO (Limited Tax) Building Bonds Series 2005C 3.95%, 01/04/07 (a)(b)(c)(d)	15,970	15,970
Las Vegas
GO Various Purpose Bonds Series 2006B 3.94%, 01/04/07 (a)(b)(c)	8,305	8,305
Las Vegas Convention and Visitors Auth
Refunding RB Series 2005 3.97%, 01/04/07 (a)(b)(c)(d)	4,145	4,145
Las Vegas Valley Water District
GO (Limited Tax) Refunding Bonds Series 2005A 3.97%, 01/04/07 (a)(b)(c)	10,090	10,090
GO (Limited Tax) Water CP Series 2004 A&B 3.50%, 02/06/07 (c)	37,000	37,000
3.53%, 03/07/07 (c)	26,500	26,500
GO (Limited Tax) Water Improvement Bonds Series 2006A 3.94%, 01/04/07 (a)(b)(c)	28,145	28,145

See financial notes 27

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Nevada
GO Water Refunding Bonds Series 2006D 3.95%, 01/04/07 (a)(b)(c)(d)	8,860	8,860
Nevada Housing Division
M/F Housing RB (Apache Pines Apts) Series 1999A 3.95%, 01/04/07 (a)(b)	7,415	7,415
M/F Housing RB (Banbridge Apts) Series 2000A 3.95%, 01/04/07 (a)(b)	3,960	3,960
M/F Housing RB (Home Suites) Series 1989A 3.98%, 01/03/07 (a)(b)	4,500	4,500
M/F Housing RB (Silver Pines Apts) Series 2002A 3.98%, 01/04/07 (a)(b)	5,500	5,500
M/F Housing Refunding RB (Oakmont) Series 2002 3.95%, 01/04/07 (a)(b)	4,350	4,350
Nevada System of Higher Education
University RB Series 2005B 3.95%, 01/04/07 (a)(b)(c)(d)	10,690	10,690
3.97%, 01/04/07 (a)(b)(c)(d)	5,275	5,275
North Las Vegas
GO Building Bonds Series 2006 3.94%, 01/04/07 (a)(b)(c)(d)	30,720	30,720
Truckee Meadows Water Auth
Water Refunding RB Series 2006 3.95%, 01/04/07 (a)(b)(c)	9,300	9,300
Water Revenue CP Series 2006B 3.53%, 03/08/07 (b)	5,300	5,300
Washoe Cnty
GO Refunding Bonds (Convention Center) Series 2001A 3.96%, 01/04/07 (a)(b)(c)(d)	26,000	26,000

		352,372

New Hampshire 0.4%

New Hampshire Business Finance Auth
Solid Waste Disposal RB (Lonza Biologics) Series 2003 4.00%, 01/04/07 (a)(b)	30,000	30,000
New Hampshire Health and Educational Facilities Auth
RB (Easter Seals New Hampshire) Series 2004A 3.96%, 01/04/07 (a)(b)	6,060	6,060
RB (Frisbie Memorial Hospital) Series 2005 3.94%, 01/04/07 (a)(b)	4,355	4,355
RB (Riverwoods) Series 2003 3.93%, 01/04/07 (a)(b)	3,085	3,085
New Hampshire HFA
S/F Mortgage Acquisition RB Series 1997C 4.06%, 01/04/07 (a)(b)(c)(d)	1,125	1,125
S/F Mortgage Acquisition RB Series 1998B 4.06%, 01/04/07 (a)(b)(c)(d)	9,730	9,730

		54,355

New Jersey 0.4%

Delaware River Port Auth
RB Series 1999 3.94%, 01/04/07 (a)(b)(c)(d)	1,100	1,100
Gloucester Cnty
Pollution Control Refunding RB (Exxon Mobil) Series 2003 3.76%, 01/02/07 (a)	2,600	2,600
New Jersey Transit Corp
Subordinated COP Series 2005A 3.94%, 01/04/07 (a)(b)(c)	8,545	8,545
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2005D 3.95%, 01/04/07 (a)(b)(c)(d)	21,125	21,125
New Jersey Turnpike Auth
RB Series 2000A 3.95%, 01/04/07 (a)(b)(c)(d)	1,000	1,000
RB Series 2004C2 3.93%, 01/04/07 (a)(b)(c)(d)	19,325	19,325
Vernon
BAN 3.35%, 01/12/07	3,978	3,979

		57,674

New Mexico 1.7%

Farmington
Hospital RB (San Juan Regional Medical Center) Series 2004B 3.94%, 01/04/07 (a)(b)	5,000	5,000
New Mexico
2006-2007 TRAN Series 2006 3.75%, 06/29/07	111,250	111,644
2006-2007 TRAN Series 2006A 3.50%, 06/29/07	100,000	100,363
Santa Fe
Tax Subordinate Lien Wastewater System RB Series 1997B 3.96%, 01/03/07 (a)(b)	16,400	16,400

		233,407

New York 7.6%

Jay Street Development Corp
Courts Facility Lease RB Fiscal 2004 Series A4 3.92%, 01/02/07 (a)(b)	5,880	5,880
Long Island Power Auth
Electric System General RB Series 2006D 3.95%, 01/04/07 (a)(b)(c)(d)	10,385	10,385
Electric System RB Series 1998A 3.96%, 01/04/07 (a)(b)(c)(d)	10,970	10,970
Electric System Subordinated RB Series 2001-2B 3.92%, 01/02/07 (a)(b)	7,550	7,550

28 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2006B 3.95%, 01/04/07 (a)(b)(c)	26,230	26,230
RB Series 2005B 3.96%, 01/04/07 (a)(b)(c)(d)	19,885	19,885
RB Series 2005G2 3.88%, 01/02/07 (a)(b)	6,600	6,600
New York City
GO Bonds Fiscal 1994 Series A7 3.92%, 01/02/07 (a)(b)	6,700	6,700
GO Bonds Fiscal 1998 Series D 3.94%, 01/03/07 (a)(b)(c)(d)	43,825	43,825
GO Bonds Fiscal 2002 Series A 3.96%, 01/04/07 (a)(b)(c)(d)	15,000	15,000
GO Bonds Fiscal 2003 Series G2 3.86%, 01/03/07 (a)(b)	20,815	20,815
GO Bonds Fiscal 2004 Series F 3.97%, 01/04/07 (a)(b)(c)(d)	170,000	170,000
GO Bonds Fiscal 2004 Series H2 3.84%, 01/03/07 (a)(b)	1,000	1,000
GO Bonds Fiscal 2004 Series H7 3.92%, 01/02/07 (a)(b)	18,000	18,000
GO Bonds Fiscal 2006 Series I5 3.90%, 01/02/07 (a)(b)	400	400
GO Bonds Fiscal 2006 Series I6 3.90%, 01/02/07 (a)(b)	2,000	2,000
GO Bonds Fiscal 2006 Series I8 3.97%, 01/02/07 (a)(b)	17,635	17,635
GO Bonds Fiscal 2006 Series J1 3.95%, 01/04/07 (a)(b)(c)	8,005	8,005
New York City Health and Hospitals Corp
Health System Bonds Series 1999A 3.95%, 01/04/07 (a)(b)(c)(d)	8,000	8,000
New York City IDA
Pilot RB (Yankee Stadium) Series 2006 3.95%, 01/04/07 (a)(b)(c)(d)	17,500	17,500
New York City Municipal Water Finance Auth
TECP Series 6 3.60%, 01/04/07 (c)	40,000	40,000
3.57%, 01/11/07 (c)	78,000	78,000
Water and Sewer System RB Series 1993C 3.88%, 01/02/07 (a)(b)(c)	20,000	20,000
Water and Sewer System RB Series 1994G 3.92%, 01/02/07 (a)(b)(c)	5,000	5,000
Water and Sewer System RB Series 1995A 3.90%, 01/02/07 (a)(b)(c)	7,600	7,600
Water and Sewer System RB Series 2002 & 2003A 3.94%, 01/04/07 (a)(c)(d)	6,500	6,500
Water and Sewer System RB Series 2002G 3.94%, 01/04/07 (a)(b)(c)(d)	18,545	18,545
Water and Sewer System RB Series 2003F2 3.97%, 01/02/07 (a)(c)	3,000	3,000
Water and Sewer System RB Series 2005D 3.95%, 01/04/07 (a)(b)(c)(d)	1,290	1,290
Water and Sewer System RB Series 2006A 3.95%, 01/04/07 (a)(b)(c)(d)	4,825	4,825
Water and Sewer System Refunding RB Series 2005D 3.95%, 01/04/07 (a)(c)(d)	18,800	18,800
New York City Transitional Finance Auth
Future Tax Secured Bonds Fiscal 2001 Series B 3.90%, 01/02/07 (a)(c)	13,600	13,600
General Capital Purpose BAN Fiscal 2007 Series 1 3.54%, 06/29/07	65,000	65,224
Recovery Bonds Fiscal 2003 Series 2A 3.90%, 01/02/07 (a)(c)	12,040	12,040
New York Liberty Development Corp
RB (Goldman Sachs Headquarters) Series 2005 3.95%, 01/04/07 (a)(c)(d)	9,300	9,300
New York State Dormitory Auth
Court Facilities Lease RB (New York City) Series 2005A 3.60%, 05/01/07 (a)(b)(c)(d)	17,710	17,710
Hospital Insured Mortgage RB Series 2004A 3.95%, 01/04/07 (a)(b)(c)	33,130	33,130
RB (State University Educational Facilities) Series 2000B 3.93%, 01/04/07 (a)(b)(c)(d)	10,000	10,000
State Personal Income Tax RB (Education) Series 2006C 3.93%, 01/04/07 (a)(c)(d)	4,322	4,322
New York State Environmental Facilities Corp
Clean Water and Drinking Water Revolving Funds RB Series 2001C & 2002B 3.95%, 01/04/07 (a)(c)	36,615	36,615
New York State HFA
RB (250 W 50th St) Series 1997A 3.93%, 01/03/07 (a)(b)	1,400	1,400
RB (345 E 94th St) Series 1998A 3.91%, 01/03/07 (a)(b)	565	565
New York State Mortgage Agency
Mortgage RB Series 109 3.96%, 01/04/07 (a)(c)(d)	25,160	25,160
S/F Mortgage RB Series 92 3.94%, 01/04/07 (a)(c)(d)	2,495	2,495
New York State Power Auth
CP Series 1 3.50%, 03/06/07 (c)	20,390	20,390
New York State Thruway Auth
Bonds Series 2006A 3.95%, 01/04/07 (a)(b)(c)(d)	26,650	26,650
General RB Series 2005F 3.95%, 01/04/07 (a)(b)(c)(d)	25,605	25,605
General RB Series F 3.95%, 01/04/07 (a)(b)(c)(d)	21,935	21,935

See financial notes 29

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

New York State Urban Development Corp
State Personal Income Tax RB Series 2005B 3.95%, 01/04/07 (a)(c)(d)	8,000	8,000
Port Auth of New York and New Jersey
Consolidated Bonds 135th Series 3.96%, 01/04/07 (a)(c)(d)	100	100
Consolidated Bonds 139th Series 3.96%, 01/04/07 (a)(b)(c)(d)	9,940	9,940
Consolidated Bonds 140th Series 3.95%, 01/04/07 (a)(c)	9,570	9,570
Consolidated Bonds 141st Series 3.96%, 01/04/07 (a)(b)(c)(d)	6,555	6,555
Consolidated Bonds 144th Series 3.95%, 01/04/07 (a)(c)	5,000	5,000
Rockland Cnty
RAN Series 2006 3.51%, 03/22/07	10,000	10,021
Sales Tax Asset Receivable Corp.
RB Fiscal 2005 Series A 3.95%, 01/04/07 (a)(b)(c)(d)	6,530	6,530
Smithtown Central SD
2006-2007 TAN 3.50%, 06/28/07	33,000	33,079
Triborough Bridge and Tunnel Auth
General Refunding RB Series 2002B 3.95%, 01/04/07 (a)(c)(d)	9,995	9,995

		1,044,871

North Carolina 1.3%

Durham Housing Auth
M/F Housing RB (Pendleton Townhomes) Series 2001 3.97%, 01/03/07 (a)(b)	5,320	5,320
Forsyth Cnty
RB (Plymouth Printing Co) Series 1998 4.02%, 01/03/07 (a)(b)	590	590
Guilford Cnty Industrial Facilities and Pollution Control Financing Auth
IDRB (Metalcraft of Mayville SE Manufacturing) Series 1997 3.95%, 01/04/07 (a)(b)	900	900
Hertford Cnty Industrial Facilities and Pollution Control Financing Auth
IDRB (Nucor Corp) Series 2000A 4.02%, 01/03/07 (a)	26,500	26,500
Johnston Cnty Industrial Facilities and Pollution Control Financing Auth
IDRB (Flanders Corp) Series 1998 3.95%, 01/03/07 (a)(b)	4,500	4,500
Mecklenburg Cnty
M/F Housing RB (Sycamore Green Apts) Series 2001 3.95%, 01/04/07 (a)(b)	8,240	8,240
North Carolina Capital Facilities Finance Agency
Solid Waste Disposal RB (Duke Energy Carolinas) Series 2006A 3.94%, 01/04/07 (a)(b)	16,000	16,000
North Carolina HFA
Homeownership RB Series 1A 3.99%, 01/02/07 (a)(c)(d)	9,075	9,075
Homeownership RB Series 8A and 17A 3.98%, 01/04/07 (a)(c)	3,140	3,140
North Carolina State Education Assistance Auth
Student Loan RB Series 2005A1 3.95%, 01/04/07 (a)(b)(c)	20,000	20,000
Student Loan RB Series 2005A3 3.95%, 01/04/07 (a)(b)(c)	23,500	23,500
Raleigh Utilities
Combined Enterprise System RB Series 2006A 3.95%, 01/04/07 (a)(c)	6,400	6,400
Rowan Cnty Industrial Facilities and Pollution Control Financing Auth
IDRB (Taylor Clay Products) Series 1999 3.97%, 01/04/07 (a)(b)	2,600	2,600
Sampson Cnty
COP Series 2006 3.94%, 01/04/07 (a)(b)(c)	12,520	12,520
Sampson Cnty Industrial Facilities and Pollution Control Finance Auth
IDRB (Crumpler Plastic Pipe) Series 1999 4.02%, 01/04/07 (a)(b)	1,500	1,500
University of North Carolina at Chapel Hill
General Revenue and Refunding RB Series 2005A 3.95%, 01/04/07 (a)(c)	4,993	4,993
Wake Cnty
GO CP BAN 3.59%, 02/05/07 (c)	8,310	8,310
3.70%, 04/16/07 (c)	11,750	11,750
Wake Cnty Housing Auth
M/F Housing RB (Walnut Ridge Apts) Series 2000 3.97%, 01/03/07 (a)(b)	9,740	9,740
Wilmington Housing Auth
M/F Housing RB (Garden Lakes Estates) Series 1999 3.97%, 01/03/07 (a)(b)	6,755	6,755

		182,333

North Dakota 0.4%

North Dakota HFA
Home Mortgage Finance Program Series 2004B 3.97%, 01/03/07 (a)(c)	22,545	22,545
Home Mortgage Finance Program Series 2005A 3.97%, 01/03/07 (a)(c)	22,100	22,100
Home Mortgage Finance Program Series 2005C 3.97%, 01/03/07 (a)(c)	12,000	12,000

30 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Richland Cnty
Solid Waste Disposal RB (Minn-Dak Farmers Coop) Series 1996A 4.12%, 01/04/07 (a)(b)	4,470	4,470
Solid Waste Disposal RB (Minn-Dak Farmers Coop) Series 1996B 4.12%, 01/04/07 (a)(b)	410	410

		61,525

Ohio 1.5%

Akron, Bath and Copley Joint Township Hospital District
RB (Summa Health System) Series 2004B 3.93%, 01/04/07 (a)(b)	7,415	7,415
Cincinnati SD
Classroom Facilities Construction and Improvement Refunding Bonds Series 2006 3.93%, 01/04/07 (a)(b)(c)	46,855	46,855
3.97%, 01/04/07 (a)(b)(c)	6,650	6,650
Cleveland
Airport System RB Series 2000C 3.94%, 01/04/07 (a)(b)(c)(d)	32,010	32,010
3.95%, 01/04/07 (a)(b)(c)(d)	19,075	19,075
Columbus SD
School Facilities Construction and Improvement Refunding Bonds Series 2006 3.97%, 01/04/07 (a)(b)(c)	6,665	6,665
Cuyahoga Cnty
Economic Development RB (Hathaway Brown School) Series 1999 3.94%, 01/04/07 (a)(b)	12,115	12,115
Franklin Cnty
Hospital RB (The Children’s Hospital) Series 2003 3.91%, 01/04/07 (a)(b)(c)	5,000	5,000
Hamilton Cnty
Sales Tax Refunding Bonds Subordinate Series 2006A 3.95%, 01/04/07 (a)(b)(c)(d)	32,530	32,530
Ohio
RB (Pooled Financing) Series 2004 3.93%, 01/04/07 (a)(b)	7,980	7,980
Ohio HFA
M/F Refunding RB (10 Wilmington Place) Series 1991B 3.96%, 01/05/07 (a)(b)(c)	8,945	8,945
Residential Mortgage RB Series 2001C 4.03%, 01/04/07 (a)(c)(d)	4,025	4,025
Ohio Higher Educational Facility Commission
Facility RB (University of Dayton) Series 2006 3.94%, 01/04/07 (a)(b)(c)(d)	5,840	5,840
RB (Pooled Financing) Series 2003B 3.93%, 01/04/07 (a)(b)	4,575	4,575
RB (The Cleveland Institute of Music) Series 2005 3.93%, 01/04/07 (a)(b)	5,000	5,000
Rickenbacker Port Auth
Capital Funding RB (OASBO Expanded Asset Pooled Financing) Series 2002A 3.95%, 01/04/07 (a)(b)(c)	5,700	5,700

		210,380

Oklahoma 0.6%

Muldrow Public Works Auth
IDRB (OK Foods) Series 1995 4.00%, 01/03/07 (a)(b)	4,000	4,000
Oklahoma Cnty Industrial Auth
RB (National Cowboy Hall of Fame) Series 1999 3.90%, 01/04/07 (a)(b)	905	905
Oklahoma Development Finance Auth
RB (Shawnee Funding) Series 1996 3.97%, 01/03/07 (a)(b)	3,100	3,100
Oklahoma Student Loan Auth
Bonds and Notes Series 1998A 3.95%, 01/03/07 (a)(b)(c)	33,100	33,100
Bonds and Notes Series 2000A4 3.95%, 01/03/07 (a)(b)(c)	20,945	20,945
Bonds and Notes Series 2005A 3.95%, 01/03/07 (a)(b)(c)	15,045	15,045
Payne Cnty Economic Development Auth
Student Housing RB (OSUF Phase III Student Housing) Series 2005 3.93%, 01/04/07 (a)(b)(c)	8,500	8,500

		85,595

Oregon 0.3%

Oregon Dept of Transportation
Highway User Tax Revenue Sr Lien Bonds Series 2006A 3.95%, 01/04/07 (a)(c)	3,420	3,420
Oregon Economic Development Commission
RB (Pendleton Flour Mills) Series 1997-182 4.00%, 01/03/07 (a)(b)	2,905	2,905
Oregon Health and Science University
Special RB (OHSU Medical Group) Series 2004A 3.93%, 01/03/07 (a)(b)	8,700	8,700

See financial notes 31

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Oregon Housing and Community Services Dept
Mortgage RB (S/F Mortgage Program) Series 2005F 3.95%, 01/03/07 (a)(c)	13,685	13,685
S/F Mortgage RB Series 2004L 3.95%, 01/03/07 (a)(c)	5,000	5,000
Portland
M/F Housing RB (Village of Lovejoy Fountain) Series 1997 3.99%, 01/03/07 (a)(b)	8,500	8,500
Second Lien Sewer System RB Series 2006B 3.97%, 01/04/07 (a)(b)(c)	3,535	3,535

		45,745

Pennsylvania 4.2%

Allegheny Cnty Hospital Development Auth
RB (University of Pittsburgh Medical Center) Series 2005B 4.04%, 01/04/07 (a)(e)	12,767	12,767
RB (UPMC Senior Communities) Series 2003 3.91%, 01/04/07 (a)(b)	6,300	6,300
Allegheny Cnty Port Auth
Special Revenue Transportation Bonds Series 1999 3.93%, 01/04/07 (a)(b)(c)(d)	1,000	1,000
Beaver Cnty IDA
Pollution Control Refunding RB (First Energy Nuclear Generation Corp) Series 2006C 3.91%, 01/02/07 (a)(b)	20,125	20,125
Central Bucks SD
GO Bonds Series 2000A 3.96%, 01/04/07 (a)(b)(c)	1,660	1,660
Dauphin Cnty General Auth
RB (Education and Health Loan) Series 1997 3.96%, 01/04/07 (a)(b)(c)	6,035	6,035
Delaware Cnty IDA
RB (YMCA of Philadelphia) Series 1999 4.02%, 01/03/07 (a)(b)	90	90
Delaware Valley Regional Finance Auth
Local Government RB Series 1986 3.91%, 01/03/07 (a)(b)	10,600	10,600
Local Government RB Series 1998A 3.97%, 01/04/07 (a)(b)(c)(d)	500	500
3.99%, 01/04/07 (a)(b)(c)(d)	13,210	13,210
Erie SD
GO Bonds Series 2001A 3.95%, 01/04/07 (a)(b)(c)(d)	25,695	25,695
Harrisburg Auth
Water Refunding RB Series 2002B 3.96%, 01/04/07 (a)(b)(c)	1,000	1,000
Water Refunding RB Series 2003A 3.96%, 01/04/07 (a)(b)(c)	7,200	7,200
Luzerne Cnty IDA
RB (Methodist Homes) Series 2003 3.95%, 01/03/07 (a)(b)	2,600	2,600
Water Facility Refunding RB (Pennsylvania-American Water Co Water Facilities) Series A 3.98%, 01/04/07 (a)(b)(c)(d)	3,000	3,000
Manheim Township SD
GO Bonds Series 2004 3.93%, 01/04/07 (a)(b)(c)	3,400	3,400
Mercer Cnty
GO Bonds Series 2001 3.95%, 01/04/07 (a)(b)(c)(d)	7,725	7,725
Montgomery Cnty IDA
Pollution Control Refunding RB (Peco Energy Co) Series 1994A 3.60%, 03/15/07 (b)	21,000	21,000
Pollution Control Refunding RB (Peco Energy Co) Series 1999A 3.90%, 01/03/07 (a)(b)	17,600	17,600
School RB (Friends’ Central School) Series 2002 3.91%, 01/04/07 (a)(b)	760	760
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Brookside Manor Apts) Series 2001A 3.90%, 01/04/07 (a)(b)	5,100	5,100
Northhampton Cnty
Cnty Agreement RB Series 2001 3.95%, 01/05/07 (a)(b)(c)(d)	9,995	9,995
Norwin SD
GO Bonds Series 2001A 3.95%, 01/04/07 (a)(b)(c)(d)	11,500	11,500
Pennsylvania
GO Bonds First Series 2003 3.94%, 01/04/07 (a)(b)(c)(d)	3,645	3,645
GO Bonds Second Series 2002 3.94%, 01/04/07 (a)(b)(c)(d)	4,995	4,995
GO Third Refunding Series 2004 3.95%, 01/04/07 (a)(b)(c)	24,620	24,620
Pennsylvania Convention Center Auth
RB Series 1989A 3.94%, 01/04/07 (a)(b)(c)(d)	4,500	4,500
Pennsylvania Economic Development Finance Auth
Exempt Facilities RB (Amtrak) Series 2001B 4.08%, 01/04/07 (a)(b)	2,000	2,000
Pennsylvania Energy Development Auth
RB (B&W Ebensburg) Series 1986 3.95%, 01/03/07 (a)(b)	4,035	4,035
Pennsylvania HFA
S/F Mortgage RB Drawdown Series 2003 3.97%, 01/04/07 (a)(b)(c)(d)	3,200	3,200
S/F Mortgage RB Drawdown Series 2003A 3.97%, 01/04/07 (a)(b)(c)(d)	2,280	2,280
S/F Mortgage RB Series 1999A 3.99%, 01/04/07 (a)(c)(d)	13,420	13,420

32 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Pennsylvania Higher Education Assistance Agency
Student Loan RB Series 1997A 4.00%, 01/03/07 (a)(b)(c)	28,900	28,900
Student Loan RB Series 2000A 4.00%, 01/03/07 (a)(b)(c)	28,075	28,075
Student Loan RB Series 2001A 4.00%, 01/03/07 (a)(b)(c)	21,450	21,450
Student Loan RB Series 2003A1 4.00%, 01/03/07 (a)(b)(c)	7,000	7,000
Student Loan RB Series 2003A2 4.00%, 01/03/07 (a)(b)(c)	38,000	38,000
Pennsylvania Higher Educational Facilities Auth
RB (University of Pennsylvania Health Services) Series 2005A 3.94%, 01/04/07 (a)(b)(c)(d)	5,990	5,990
RB (University of Pennsylvania) Series 2005C 3.97%, 01/04/07 (a)(c)	4,870	4,870
Pennsylvania Public School Building Auth
Lease RB (Philadelphia SD) Series 2003 3.95%, 01/04/07 (a)(b)(c)(d)	2,658	2,658
RB (Parkland SD) Series 1999D 3.96%, 01/04/07 (a)(b)(c)	14,085	14,085
School RB (Marple Newton SD) Series 2001 3.95%, 01/04/07 (a)(b)(c)(d)	4,965	4,965
Pennsylvania Turnpike Commission
Oil Franchise Tax Subordinated Refunding RB Series 2006B 3.97%, 01/04/07 (a)(b)(c)(d)	6,400	6,400
RB Series 2004A 3.97%, 01/04/07 (a)(b)(c)(d)	12,495	12,495
Philadelphia
GO Bonds Series 2006 3.94%, 01/04/07 (a)(b)(c)(d)	415	415
3.97%, 01/04/07 (a)(b)(c)(d)	9,665	9,665
TRAN Series 2006-2007 A 3.77%, 06/29/07	18,000	18,062
Philadelphia Gas Works
RB Third Series 2001 3.94%, 01/04/07 (a)(b)(c)(d)	4,295	4,295
Philadelphia IDA
RB (Cultural and Commercial Corridors Program) Series 2006A 3.94%, 01/04/07 (a)(b)(c)(d)	2,000	2,000
RB (Please Touch Museum) Series 2006 3.95%, 01/04/07 (a)(b)(c)	3,125	3,125
RB Series 1998A 3.99%, 01/04/07 (a)(b)(c)(d)	12,710	12,710
Philadelphia SD
TRAN Series Series 2006-07 A 3.78%, 06/29/07 (b)	67,000	67,228
Philadelphia Water and Sewer
Water and Wastewater RB Series 2005A 3.95%, 01/03/07 (a)(b)(c)(d)	10,060	10,060
Reading SD
GO Bonds Series 2003A 3.95%, 01/04/07 (a)(b)(c)(d)	4,225	4,225
Scranton Redevelopment Auth
Guaranteed Lease RB Series 2004 3.96%, 01/04/07 (a)(b)	2,265	2,265
University of Pittsburgh
Pitt Asset Notes-Tax Exempt Higher Education Registered Series 2006 3.70%, 08/24/07	11,000	11,054
Westmoreland Cnty Municipal Auth
Municipal Service RB Series 2005 3.97%, 01/04/07 (a)(b)(c)(d)	4,640	4,640

		576,189

Rhode Island 1.0%

Rhode Island Economic Development Corp
Airport RB Series 2005A 3.98%, 01/04/07 (a)(b)(c)(d)	6,180	6,180
Airport Refunding RB Series 2005C 3.95%, 01/04/07 (a)(b)(c)(d)	6,980	6,980
Rhode Island Housing and Mortgage Finance Corp
Homeownership Opportunity Bonds Series 1998-29A 4.06%, 01/04/07 (a)(c)(d)	19,020	19,020
Homeownership Opportunity Bonds Series 52B & 53B 3.98%, 01/04/07 (a)(c)(d)	6,295	6,295
Rhode Island IDA
IDRB (Greystone of Lincoln) Series 2000 4.15%, 01/04/07 (a)(b)	1,100	1,100
Rhode Island Student Loan Auth
RB Series 1995-1 3.96%, 01/03/07 (a)(b)(c)	30,000	30,000
RB Series 1996-1 3.96%, 01/03/07 (a)(b)(c)	19,000	19,000
RB Series 1996-2 3.96%, 01/03/07 (a)(b)(c)	20,000	20,000
RB Series 1996-3 3.96%, 01/03/07 (a)(b)(c)	23,000	23,000

		131,575

South Carolina 0.6%

Berkeley Cnty SD
School Building Bonds Series 2002 3.95%, 01/03/07 (a)(b)(c)(d)	7,575	7,575
Florence Cnty Public Facilities Corp
Refunding COP (Law Enforcement and Civic Centers) Series 2003 3.98%, 01/04/07 (a)(b)(c)	22,600	22,600
Greenville IDA
IDRB (Stevens Aviation Technical Services) Series 1997 4.02%, 01/04/07 (a)(b)	3,500	3,500

See financial notes 33

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

South Carolina
GO Research University Infrastructure Bonds Series 2005A 3.97%, 01/04/07 (a)(c)	5,605	5,605
GO State Institution Bonds (University of South Carolina) Series 2006B 3.96%, 01/04/07 (a)(c)	4,100	4,100
South Carolina Housing and Development Auth
M/F Rental Housing RB (Ashley Apts) Series 1999 3.97%, 01/03/07 (a)(b)	3,895	3,895
M/F Rental Housing RB (Piedmont Manor Apts) Series 2000B1 3.97%, 01/03/07 (a)(b)	5,755	5,755
M/F Rental Housing RB (Spartanburg Terrace Apts) Series 2000C1 3.97%, 01/03/07 (a)(b)	1,960	1,960
M/F Rental Housing Refunding RB (Fairway Apts) Series 2001A 3.95%, 01/03/07 (a)(b)	7,735	7,735
South Carolina Jobs Economic Development Auth
RB (Holcim) Series 2003 4.07%, 01/04/07 (a)(b)	6,250	6,250
South Carolina Public Service Auth
Revenue Obligations Series 2006A 3.94%, 01/04/07 (a)(b)(c)(d)	5,990	5,990
South Carolina Transportation Infrastructure Bank
RB Series 2003A 3.95%, 01/04/07 (a)(b)(c)	4,190	4,190
Spartanburg Cnty IDA
Refunding IDRB (Bemis Co) Series 1991 3.97%, 01/04/07 (a)(b)	4,750	4,750

		83,905

South Dakota 0.3%

South Dakota Health and Educational Facilities Auth
RB (McKenna Hospital) Series 1994 3.96%, 01/05/07 (a)(b)(c)	26,330	26,330
South Dakota Housing Development Auth
Homeownership Mortgage Bonds Series 2004G 3.95%, 01/03/07 (a)(c)	11,000	11,000
M/F Housing RB (Harmony Heights) Series 2001 4.05%, 01/04/07 (a)(b)	6,500	6,500

		43,830

Tennessee 4.6%

Bristol Health and Educational Facilities Board
RB (King College) Series 2001 3.90%, 01/04/07 (a)(b)	6,050	6,050
Carter Cnty IDB
M/F Housing Refunding RB (Willow Run Apts) Series 1990 4.05%, 01/05/07 (a)(b)	6,675	6,675
Chattanooga Health, Education and Housing Facility Board
RB (Baylor School) Series 1996 3.92%, 01/03/07 (a)(b)	1,335	1,335
Clarksville Public Building Auth
Pooled Financing RB (Tennessee Municipal Bond Fund) Series 1997 3.90%, 01/04/07 (a)(b)	3,845	3,845
Pooled Financing RB (Tennessee Municipal Bond Fund) Series 2001 4.00%, 01/02/07 (a)(b)	1,000	1,000
Franklin Cnty IDB
IDRB (Hi-Tech) Series 1997 3.99%, 01/03/07 (a)(b)	2,800	2,800
Grundy Cnty IDB
Limited Obligation RB (Toyo Seat USA Corp) Series 2001 4.12%, 01/04/07 (a)(b)	2,810	2,810
Hendersonville IDB
Refunding IDRB (Betty Machine Co) Series 2001 3.97%, 01/03/07 (a)(b)	3,245	3,245
Jackson Health, Educational and Housing Facility Board
M/F Housing RB (Patrician Terrace Apts) Series 2005 3.97%, 01/04/07 (a)(b)	2,400	2,400
Jackson IDB
Solid Waste Facility Bonds (Ameristeel Corp) Series 1997 3.95%, 01/04/07 (a)(b)	3,800	3,800
McMinn Cnty IDA
Solid Waste Disposal Facilities RB (Bowater) Series 1999 3.97%, 01/04/07 (a)(b)	13,500	13,500
Memphis
Electric System Subordinate RB Series 2003A 3.95%, 01/04/07 (a)(b)(c)(d)	2,800	2,800
Metropolitan Government of Nashville and Davidson Cnty Health and Educational Facilities Board
M/F Housing RB (Burning Tree Apts) Series 2005 3.97%, 01/04/07 (a)(b)	8,700	8,700
M/F Housing RB (Chippington Tower Apts I & II) Series 2005 4.06%, 01/04/07 (a)(b)	13,500	13,500
M/F Housing Refunding RB (Brentwood Oaks Apts) Series 1991 3.95%, 01/04/07 (a)(b)	11,110	11,110
RB (Ensworth School) Series 2002 3.92%, 01/03/07 (a)(b)	7,525	7,525

34 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Metropolitan Government of Nashville and Davidson Cnty IDB
Educational Facilities Refunding RB (David Lipscomb University) Series 2003 3.92%, 01/03/07 (a)(b)	7,545	7,545
M/F Housing RB (Arbor Crest) Series 1985B 3.95%, 01/04/07 (a)(b)	12,750	12,750
M/F Housing RB (Arbor Knoll) Series 1985A 3.95%, 01/04/07 (a)(b)	13,400	13,400
Metropolitan Nashville Airport Auth
Passenger Facility Charge Refunding Bonds Series 2003 3.92%, 01/03/07 (a)(b)	4,810	4,810
Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 2002 4.00%, 01/02/07 (a)(b)	10,400	10,400
Sevier Cnty Public Building Auth
Public Improvement Bonds Series 1995C1 3.94%, 01/04/07 (a)(b)(c)	2,570	2,570
Public Improvement Bonds Series 1996E4 3.94%, 01/04/07 (a)(b)(c)	1,960	1,960
Public Improvement Bonds Series 1996E5 3.94%, 01/04/07 (a)(b)(c)	1,135	1,135
Public Improvement Bonds Series 1996II-C 3.94%, 01/04/07 (a)(b)(c)	700	700
Shelby Cnty
TAN Series 2006 3.78%, 06/29/07	10,000	10,034
Shelby Cnty Health, Education and Housing Facility Board
M/F Housing RB (TUP I) Series 1997A 4.05%, 01/03/07 (a)(b)	5,000	5,000
RB (Rhodes College) Series 2000 3.94%, 01/04/07 (a)(b)	9,380	9,380
RB (St Benedict at Auburndale High School) Series 2003 3.93%, 01/04/07 (a)(b)	4,880	4,880
RB (The Hutchison School) Series 2005 3.93%, 01/04/07 (a)(b)	10,000	10,000
Tennergy Corp
Gas RB Series 2006A 3.97%, 01/04/07 (a)(b)(c)(d)	115,000	115,000
Tennessee
GO TECP Series A 3.57%, 01/11/07	50,000	50,000
Tennessee Energy Acquisition Corp
Gas Project RB Series 2006A 3.96%, 01/03/07 (a)(c)	30,000	30,000
3.95%, 01/04/07 (a)(c)(d)	15,000	15,000
3.97%, 01/04/07 (a)(c)(d)	137,775	137,775
Gas Project RB Series 2006C 3.97%, 01/04/07 (a)(c)	30,000	30,000
Jr Gas Project RB Series 2006B 3.96%, 01/04/07 (a)(b)(c)	5,000	5,000
Tennessee Housing Development Agency
Homeownership Program Bonds Series 2001-1C 4.04%, 01/04/07 (a)(c)(d)	5,125	5,125
Volunteer Student Loan Funding Corp
RB Series 1987A1 3.97%, 01/03/07 (a)(b)	15,000	15,000
RB Series 1987A2 3.97%, 01/03/07 (a)(b)	13,700	13,700
RB Series 1987A3 3.97%, 01/03/07 (a)(b)	24,700	24,700

		626,959

Texas 14.2%

Alvin Independent SD
Unlimited Schoolhouse RB Series 2005 3.95%, 01/04/07 (a)(b)(c)(d)	6,170	6,170
Amarillo Health Facility Corp
Refunding RB (Evangelical Lutheran Good Samaritan Society) Series 1997 3.96%, 01/04/07 (a)(b)	3,155	3,155
Austin
Electric Utility System Refunding RB Series 2006 3.95%, 01/04/07 (a)(b)(c)	17,970	17,970
Public Improvement Bonds Series 2000 3.96%, 01/04/07 (a)(c)(d)	6,000	6,000
Water and Wastewater Refunding Bonds Series 2001 A&B 3.95%, 01/04/07 (a)(b)(c)	4,600	4,600
Water and Wastewater Refunding RB Series 2001 A&B 3.95%, 01/03/07 (a)(b)(c)(d)	6,425	6,425
Austin Electric, Water, and Sewer System
Water and Wastewater Refunding RB Series 2005 3.97%, 01/04/07 (a)(b)(c)	3,020	3,020
Bexar Cnty Housing Finance Corp
M/F Housing RB (Villages at Lost Creek Apts) Series 2006A1 3.95%, 01/04/07 (a)(b)(c)(d)	9,160	9,160
Brazos River Auth
Pollution Control RB Series 2006A 3.98%, 01/04/07 (a)(b)(c)	7,575	7,575
Pollution Control Refunding RB (TXU Electric Co) Series 2001D1 3.96%, 01/03/07 (a)(b)	14,300	14,300
Brownsville Independent SD
Unlimited Tax School Building Bonds Series 2006 3.95%, 01/04/07 (a)(b)(c)(d)	8,930	8,930
Brownville Utility System
Revenue Improvement and Refunding Bonds Series 2005A 3.95%, 01/04/07 (a)(b)(c)(d)	6,965	6,965

See financial notes 35

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Collin Cnty HFA
M/F Housing RB (Huntington Apts) Series 1996 4.02%, 01/04/07 (a)(b)	6,150	6,150
Cypress-Fairbanks Independent SD
Schoolhouse and Refunding Bonds Series 2006 3.95%, 01/04/07 (a)(b)(c)	39,035	39,035
Dallas
GO Bonds Series 2005 3.95%, 01/04/07 (a)(c)	32,030	32,030
Waterworks and Sewer System CP Series B 3.55%, 02/05/07 (c)	26,770	26,770
Dallas Area Rapid Transit
Sr Lien Sales Tax RB Series 2001 3.96%, 01/04/07 (a)(b)(c)(d)	16,130	16,130
Dallas Fort Worth International Airport
Joint Improvement and Refunding RB Series 2001A 3.98%, 01/04/07 (a)(b)(c)(d)	7,495	7,495
Joint Improvement and Refunding RB Series 2002A 3.98%, 01/04/07 (a)(b)(c)(d)	8,995	8,995
Joint Improvement RB Series 2003A 3.98%, 01/04/07 (a)(b)(c)(d)	14,990	14,990
Joint RB Series 2003A 3.98%, 01/04/07 (a)(b)(c)(d)	8,870	8,870
Dallas Independent SD
Unlimited Tax School Building Bonds Series 2006 3.96%, 01/04/07 (a)(b)(c)(d)	14,575	14,575
Dallas Water and Sewer Utilities
Refunding and Improvement RB Series 2006 3.94%, 01/04/07 (a)(b)(c)(d)	6,495	6,495
Dallas-Fort Worth International Airport Facility Improvement Corp
Refunding RB (American Airlines Inc) Series 2000 A&C 3.98%, 01/04/07 (a)(b)(c)	12,805	12,805
Denton Utility System
RB Series 2000A 3.95%, 01/04/07 (a)(b)(c)(d)	5,230	5,230
Duncanville Independent SD
Unlimited Tax Refunding Bonds Series 2005 3.95%, 01/04/07 (a)(b)(c)(d)	4,355	4,355
El Paso
GO Bonds Series 2006 3.94%, 01/04/07 (a)(b)(c)	4,000	4,000
Water and Sewer Refunding RB Series 1998 4.06%, 01/04/07 (a)(b)(c)(d)	8,455	8,455
El Paso Cnty Hospital District
Combination Tax and Revenue Certificates of Obligation Series 2005 3.94%, 01/04/07 (a)(b)(c)	13,505	13,505
Garland Independent SD
Unlimited Tax School Building Bonds Series 2004B 3.72%, 06/15/07 (a)(b)(c)	7,125	7,107
Goose Creek Consolidated Independent SD
Unlimited Tax Schoolhouse and Refunding Bonds Series 2006 3.95%, 01/04/07 (a)(b)(c)	19,975	19,975
Grand Prairie IDA
IDRB (NTA Leasing Co) Series 1994 4.05%, 01/03/07 (a)(b)	1,155	1,155
Grapevine IDA
Airport Improvement RB (Simuflite Training International) Series 1983A 3.65%, 04/02/07 (a)(b)	19,000	19,000
Greater East Texas Student Loan Corp
RB Series 1992B 3.96%, 01/04/07 (a)(b)	30,200	30,200
3.93%, 07/01/07 (a)(b)	14,000	14,000
RB Series 1995B 3.93%, 07/01/07 (a)(b)	10,000	10,000
Refunding RB Series 1993A 3.96%, 01/04/07 (a)(b)	48,150	48,150
Refunding RB Series 1993B 3.96%, 01/04/07 (a)(b)	23,400	23,400
Greater Texas Student Loan Corp
RB Series 1998A 3.96%, 01/04/07 (a)(b)	10,250	10,250
Gulf Coast IDA
IDRB (Gruma Corp) Series 1994 4.00%, 01/03/07 (a)(b)	6,440	6,440
Gulf Coast Waste Disposal Auth
Environmental Facilities RB (ExxonMobil) Series 2000 3.99%, 01/02/07 (a)	14,700	14,700
Harris Cnty
Jr Lien Special RB (Rodeo) Series 2001C 3.98%, 01/04/07 (a)(b)(c)	1,775	1,775
Permanent Improvement Refunding Bonds Series 2004A 3.95%, 01/04/07 (a)(c)(d)	21,015	21,015
Permanent Improvement Refunding Bonds Series 2006A & Unlimited Tax Road and Refunding Bonds Series 2006B 3.97%, 01/04/07 (a)(c)	16,885	16,885
Toll Road Sr Lien Refunding RB Series 2005A 3.97%, 01/04/07 (a)(b)(c)(d)	6,470	6,470
Harris Cnty Flood Control Dist
Contract Tax TECP Series F 3.62%, 03/09/07 (b)	30,690	30,690
Harris Cnty Health Facility Development Corp
RB (SCH Health Care) Series 1997B 3.96%, 01/04/07 (a)(b)(c)(d)	14,850	14,850

36 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Harris Cnty HFA
M/F Housing RB (Dominion Square Apts) Series 2000 4.02%, 01/04/07 (a)(b)	2,825	2,825
M/F Housing RB (Lafayette Village Apts) Series 2006 4.00%, 01/04/07 (a)(b)	7,100	7,100
M/F Housing RB (Village At Cornerstone Apts) Series 2004 3.97%, 01/04/07 (a)(b)	8,360	8,360
Hays Consolidated Independent SD
Unlimited Tax Refunding Bonds Series 2005 3.95%, 01/04/07 (a)(b)(c)(d)	3,675	3,675
Houston
Public Improvement Refunding Bonds Series 1998A 3.96%, 01/04/07 (a)(c)(d)	21,655	21,655
TRAN Series 2006 3.69%, 06/29/07	17,000	17,065
Water and Sewer System Jr Lien Refunding RB Series 2002A 3.99%, 01/04/07 (a)(b)(c)(d)	6,530	6,530
Houston Combined Utility System
First Lien Refunding RB Series 2004A 3.95%, 01/04/07 (a)(b)(c)(d)	5,310	5,310
First Lien Refunding RB Series 2005A 3.87%, 01/04/07 (a)(b)(c)(d)	15,135	15,135
Houston Community College
Jr Lien Student Fee Refunding RB Series 2006 3.96%, 01/04/07 (a)(b)(c)	1,325	1,325
Houston Independent SD
Limited Tax School Building Bonds Series 2005 3.94%, 01/04/07 (a)(b)(c)(d)	5,720	5,720
Limited Tax Schoolhouse and Refunding Bonds Series 2003 3.95%, 01/04/07 (a)(b)(c)(d)	5,280	5,280
Limited Tax Schoolhouse Bonds Series 2004 3.63%, 06/15/07 (a)(b)(c)	50,000	50,000
Jewett Economic Development Corp
IDRB (Nucor Corp) Series 2003 4.00%, 01/03/07 (a)	6,200	6,200
Katy Independent SD
Unlimited Tax School Building Bonds Series 2000A 3.96%, 01/04/07 (a)(b)(c)(d)	10,145	10,145
Keller Independent SD
Unlimited Tax School Building and Refunding Bonds Series 2005 3.94%, 01/04/07 (a)(b)(c)(d)	4,800	4,800
Lake Travis Independent SD
Unlimited Tax School Building Bonds Series 2006A 3.97%, 01/04/07 (a)(b)(c)	8,000	8,000
Laredo Independent SD
Unlimited Tax School Building Bonds Series 2006 3.97%, 01/04/07 (a)(b)(c)(d)	5,900	5,900
Lavaca-Navidad River Auth
Water Supply System Contract RB (Formosa Plastics Corp) Series 1990 3.98%, 01/03/07 (a)(b)(d)(e)	13,600	13,600
Leander Independent SD
Unlimited Tax School Building and Refunding Bonds Series 2003 3.96%, 01/04/07 (a)(b)(c)(d)	10,000	10,000
Lower Colorado River Auth
Refunding RB Series 1999A 3.96%, 01/04/07 (a)(b)(c)(d)	10,770	10,770
Lower Neches River Auth
Exempt Facilities Refunding RB (Exxon Mobil) Series 2001B 3.99%, 01/02/07 (a)	17,455	17,455
Mansfield IDA
IDRB (Southern Champion Tray) Series 1999 3.97%, 01/03/07 (a)(b)	1,200	1,200
Matagorda Cnty Navigation District No. 1
Refunding RB (Houston Lighting and Power Co) Series 2001 4.00%, 01/03/07 (a)(b)(c)(d)	6,950	6,950
Midland College District
GO Bonds Series 2005 3.95%, 01/04/07 (a)(b)(c)(d)	5,520	5,520
Midlothian Independent SD
Unlimited Tax School Building and Refunding Bonds Series 2004 3.96%, 01/04/07 (a)(b)(c)(d)	8,840	8,840
Unlimited Tax School Building and Refunding Bonds Series 2006 3.97%, 01/04/07 (a)(b)(c)(d)	3,535	3,535
Montgomery Cnty
Unlimited Tax Road Bonds Series 2006A 3.95%, 01/04/07 (a)(b)(c)	4,245	4,245
North East Independent SD
Unlimited Tax Refunding Bonds Series 2005 3.95%, 01/04/07 (a)(b)(c)(d)	1,980	1,980
3.97%, 01/04/07 (a)(b)(c)	5,740	5,740
Unlimited Tax School Building Bonds Series 2004 3.94%, 01/04/07 (a)(b)(c)(d)	13,985	13,985
North Texas Higher Education Auth
Student Loan RB Series 1998 3.97%, 01/03/07 (a)(b)	9,000	9,000
Student Loan RB Series 2005A 3.98%, 01/03/07 (a)(b)(c)	20,600	20,600
Student Loan RB Series 2005C 3.98%, 01/03/07 (a)(b)	50,000	50,000
North Texas Municipal Water District
Water System RB Series 2006 3.95%, 01/04/07 (a)(b)(c)(d)	7,340	7,340
3.97%, 01/04/07 (a)(b)(c)	10,725	10,725

See financial notes 37

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Northwest Independent SD
Unlimited Tax Refunding Bonds Series 2005 3.94%, 01/04/07 (a)(b)(c)(d)	29,180	29,180
Panhandle Plains Higher Education Auth
Student Loan RB Series 1991A 3.96%, 01/03/07 (a)(b)(c)	32,400	32,400
Student Loan RB Series 1992A 3.96%, 01/03/07 (a)(b)(c)	19,100	19,100
Student Loan RB Series 1993A 3.96%, 01/03/07 (a)(b)(c)	21,700	21,700
Port Arthur Independent SD
Unlimited Tax School Building Bonds Series 2005 3.96%, 01/04/07 (a)(b)(c)(d)	23,395	23,395
Rio Grande City Consolidated Independent SD
Unlimited Tax School Building Bonds Series 2006 3.97%, 01/04/07 (a)(b)(c)	3,155	3,155
San Antonio
Airport System Revenue Improvement Bonds Series 2002 3.98%, 01/04/07 (a)(b)(c)(d)	9,240	9,240
Electric and Gas Systems RB New Series 2005 3.95%, 01/04/07 (a)(b)(c)	3,000	3,000
San Antonio Empowerment Zone Development Corp
Contract RB (Drury Southwest Hotel) Series 2005 3.95%, 01/04/07 (a)(b)	10,450	10,450
San Antonio IDA
IDRB (Gruma Corp) Series 1994 4.00%, 01/03/07 (a)(b)	4,095	4,095
Southeast Texas Housing Finance Corp
M/F Housing RB (Piedmont Apts) Series 2006 3.97%, 01/04/07 (a)(b)	14,000	14,000
Spring Independent SD
Unlimited Tax Schoolhouse Bonds Series 2005 3.94%, 01/04/07 (a)(b)(c)(d)	13,780	13,780
Texas
GO Bonds (Veterans’ Housing Assistance Program-Fund II) Series 2002A2 3.95%, 01/03/07 (a)(c)(d)	6,000	6,000
GO Bonds (Veterans’ Housing Assistance Program-Fund II) Series 2005A 3.97%, 01/03/07 (a)(c)	15,900	15,900
GO Refunding Bonds (College Student Loan) Series 2003 3.93%, 07/02/07 (a)(c)	30,630	30,630
TRAN Series 2006 3.56%, 08/31/07	222,000	223,332
Texas A&M Board of Regents
Permanent University Fund Bonds Series 1998 3.94%, 01/04/07 (a)(c)(d)	25,755	25,755
Permanent University Fund Bonds Series 2006 3.95%, 01/04/07 (a)(c)	3,000	3,000
Texas Dept of Housing and Community Affairs
M/F Housing RB (Atascocita Pines Apts) Series 2005 4.00%, 01/04/07 (a)(b)	11,900	11,900
M/F Housing RB (Bristol Apts) Series 2004 3.97%, 01/04/07 (a)(b)	8,625	8,625
M/F Housing RB (Canal Place Apts) Series 2005A 4.01%, 01/03/07 (a)(b)	15,000	15,000
M/F Housing RB (Creek Point Apts) Series 2000 3.98%, 01/03/07 (a)(b)	6,585	6,585
M/F Housing RB (Montgomery Pines Apts) Series 2004 3.97%, 01/04/07 (a)(b)	12,300	12,300
M/F Housing RB (Pinnacle Apts) Series 2004 3.97%, 01/04/07 (a)(b)	7,000	7,000
M/F Housing RB (Tower Ridge Apts) Series 2005 4.06%, 01/04/07 (a)(b)	15,000	15,000
Residential Mortgage RB Series 1998A 4.06%, 01/04/07 (a)(c)(d)	14,950	14,950
Residential Mortgage Refunding RB Series 2003A 3.98%, 01/04/07 (a)(c)(d)	10,000	10,000
S/F Mortgage RB Series 2002 A&B 3.98%, 01/04/07 (a)(b)(c)(d)	4,115	4,115
S/F Mortgage RB Series 2004D 3.96%, 01/04/07 (a)(b)(c)	23,400	23,400
Texas Dept of Transportation
GO Mobility Funds Series 2006 3.95%, 01/04/07 (a)(c)	6,800	6,800
State Highway Fund First Tier RB Series 2006A 3.97%, 01/04/07 (a)(c)	26,075	26,075
Texas Municipal Gas Acquisition and Supply Corp I
Gas Supply RB Sr Lien Series 2006B 3.97%, 01/04/07 (a)(c)	20,000	20,000
3.98%, 01/04/07 (a)(c)	37,000	37,000
Texas Public Finance Auth
Unemployment Compensation Obligation Assessment RB Series 2003C3 3.52%, 03/08/07 (c)	14,100	14,100
Unemployment Compensation Obligation Assessment RB Series 2003C4 3.50%, 02/07/07 (c)	26,600	26,600
Texas State Affordable Housing Corp
S/F Mortgage RB (Professional Educators Home Loan Program) Series 2006A 4.08%, 01/03/07 (a)(b)(c)(d)	17,664	17,664
Texas State University System Board of Regents
Revenue Financing System RB Series 2006 3.94%, 01/04/07 (a)(b)(c)(d)	19,400	19,400
3.95%, 01/04/07 (a)(b)(c)(d)	8,125	8,125

38 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Texas Transportation Commission
Mobility Fund Bonds Series 2005A 3.95%, 01/04/07 (a)(c)(d)	14,825	14,825
Trinity River Auth
Improvement and Refunding Bonds Series 2005 3.97%, 01/04/07 (a)(b)(c)	5,110	5,110
Solid Waste Disposal RB (Community Waste Disposal) Series 1999 4.00%, 01/03/07 (a)(b)	3,410	3,410
University of Texas
Board of Regents Permanent University Fund Bonds Series 2004B 3.96%, 01/04/07 (a)(c)	4,965	4,965
Permanent University Fund Flexible Rate Notes Series A 3.49%, 02/06/07	25,000	25,000
3.51%, 02/06/07	24,237	24,237
Permanent University Fund Bonds Series 2005 B 4.03%, 01/03/07 (a)(d)(c)	24,655	24,655
Revenue Financing System Bonds Series 2003B & 2004D 4.03%, 01/03/07 (a)(c)(d)	53,090	53,090

		1,954,770

Utah 1.1%

Intermountain Power Agency
Power Supply Refunding RB Series 1998A 3.95%, 01/04/07 (a)(b)(c)(d)	9,995	9,995
Salt Lake City
Hospital RB (IHC Health Services) Series 2001 3.96%, 01/04/07 (a)(b)(c)(d)	26,730	26,730
University of Utah
Refunding RB (Auxiliary and Campus Facilities) Series 1998A 3.96%, 01/04/07 (a)(b)(c)(d)	30,060	30,060
Student Loan RB Series 1993A 3.98%, 01/03/07 (a)(b)	5,000	5,000
Utah Building Ownership Auth
Lease Refunding RB Series 1998C 3.96%, 01/04/07 (a)(b)(c)(d)	9,695	9,695
Utah State Board of Regents
Hospital Refunding RB (University of Utah) Series 2006A 3.60%, 06/01/07 (a)(b)(c)(d)	49,805	49,805
Student Loan RB Series 2005W 3.98%, 01/03/07 (a)(b)(c)	25,280	25,280

		156,565

Vermont 0.1%

Vermont Economic Development Auth
IDRB (Agri-Mark) Series 1999A 4.02%, 01/04/07 (a)(b)	17,000	17,000
IDRB (Agri-Mark) Series 1999B 4.02%, 01/04/07 (a)(b)	1,000	1,000

		18,000

Virginia 0.5%

Arlington Cnty IDA
M/F Housing RB (Gates of Ballston Apts) Series 2005 3.97%, 01/03/07 (a)(b)	14,500	14,500
King George Cnty
Solid Waste Disposal Facility RB (Garnet) Series 1996 3.95%, 01/04/07 (a)(b)	3,700	3,700
Montgomery Cnty IDA
RB (Virginia Tech Foundation) Series 2001B 4.01%, 01/04/07 (a)(b)	355	355
Newport News IDA
RB (CNU Warwick Student Apts) Series 2004 3.90%, 01/04/07 (a)(b)	4,100	4,100
Norfolk
Parking System Refunding RB Series 2000B 3.96%, 01/04/07 (a)(b)(c)(d)	9,450	9,450
Norfolk Redevelopment and Housing Auth
RB (E2F Student Housing I) Series 2005 3.90%, 01/04/07 (a)(b)	7,000	7,000
Portsmouth Redevelopment and Housing Auth
M/F Housing RB (Churchland North Apts) Series 1999 3.97%, 01/03/07 (a)(b)	6,235	6,235
Virginia Beach Development Auth
M/F Residential Rental Housing RB (Silver Hill at Thalia) Series 1999 3.97%, 01/03/07 (a)(b)	4,000	4,000
Virginia College Building Auth
Educational Facilities RB (Public Higher Education Financing Program) Series 2006A 3.96%, 01/04/07 (a)(c)	6,015	6,015
Virginia Housing Development Auth
Commonwealth Mortgage Bonds Series 2006D1 4.00%, 01/03/07 (a)(c)(d)	7,990	7,990
Commonwealth Mortgage Bonds Series 2006D2 4.00%, 01/03/07 (a)(c)(d)	7,400	7,400
Virginia Port Auth
RB (2002 Resolution) Series 2005A 3.97%, 01/04/07 (a)(b)(c)(d)	2,630	2,630

		73,375

See financial notes 39

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Washington 4.8%

Cacade Water Alliance
Water System RB Series 2006 3.94%, 01/04/07 (a)(b)(c)(d)	8,680	8,680
Central Puget Sound Regional Transit Auth
Sales Tax RB Series 2005A 3.95%, 01/04/07 (a)(b)(c)(d)	7,926	7,926
Clark Cnty SD
No. 37 (Vancouver) Unlimited Tax Deferred Interest GO Bonds Series 2001C 3.97%, 01/04/07 (a)(b)(c)(d)	15,245	15,245
Douglas Cnty Development Corp
RB (Executive Flight) Series 1998 3.95%, 01/04/07 (a)(b)	5,900	5,900
Eatonville SD No. 404
Unlimited Tax GO Bonds Series 2006 3.96%, 01/04/07 (a)(b)(c)(d)	8,745	8,745
Energy Northwest
Electric Refunding RB (Columbia Generating Station) Series 2006A 3.95%, 01/04/07 (a)(c)	20,625	20,625
Project 1 Electric Refunding RB Series 2006A 3.70%, 07/01/07	15,000	15,094
Refunding Electric RB (Columbia Generating Station No. 3) Series 2001A 3.96%, 01/04/07 (a)(b)(c)(d)	29,700	29,700
Refunding Electric RB (Project No. 1) Series 2002A 3.95%, 01/04/07 (a)(b)(c)(d)	32,460	32,460
3.97%, 01/04/07 (a)(b)(c)(d)	3,145	3,145
Refunding Electric RB (Project No. 3) Series 2003A 3.95%, 01/04/07 (a)(b)(c)(d)	8,690	8,690
King Cnty
Sewer Refunding RB Series 2006 3.94%, 01/04/07 (a)(b)(c)(d)	7,660	7,660
King Cnty Rural Library District
Unlimited Tax GO Bonds Series 2005 3.97%, 01/04/07 (a)(b)(c)(d)	11,520	11,520
Olympia
Solid Waste RB (LeMay Enterprises) Series 1999 4.00%, 01/03/07 (a)(b)	4,205	4,205
Pierce Cnty
IDRB (McFarland Cascade) Series 1996 4.02%, 01/04/07 (a)(b)	3,945	3,945
Pierce Cnty Economic Development Corp
RB (Flex-A-Lite Consolidated) Series 1996 4.00%, 01/03/07 (a)(b)	1,950	1,950
Solid Waste RB (LeMay Enterprises) Series 1999 4.00%, 01/03/07 (a)(b)	1,125	1,125
Port of Centralia IDA
Solid Waste RB (LeMay Enterprises) Series 1999 4.00%, 01/03/07 (a)(b)	705	705
Port of Moses Lake Public Corp
RB (National Frozen Foods Corp) Series 1997 3.95%, 01/03/07 (a)(b)	1,000	1,000
Port of Seattle
RB Series 2001B 3.98%, 01/04/07 (a)(b)(c)(d)	4,430	4,430
RB Series 2003A 3.95%, 01/04/07 (a)(b)(c)(d)	1,000	1,000
Special Facility RB (Terminal 18) Series 1999B 4.00%, 01/03/07 (a)(b)(c)(d)	49,795	49,795
Subordinate Lien RB Series 1999B 3.84%, 01/04/07 (a)(b)(c)(d)	2,875	2,875
Subordinate Lien RB Series 2005 3.98%, 01/03/07 (a)(b)	8,500	8,500
Port of Tacoma
RB Series 2005 3.98%, 01/04/07 (a)(b)(c)(d)	6,265	6,265
Seattle
Drainage and Wastewater Refunding RB Series 2002 3.95%, 01/04/07 (a)(b)(c)(d)	6,875	6,875
Seattle Housing Auth
RB (Casa Pacifica Apts) Series 1997 4.00%, 01/03/07 (a)(b)	2,850	2,850
RB (CHHIP and HRG) Series 1996 4.00%, 01/03/07 (a)(b)	3,260	3,260
Snohomish Cnty Public Utility District No. 1
Electric System Refunding RB Series 2005A 3.95%, 01/04/07 (a)(b)(c)(d)	7,405	7,405
Tacoma Housing Auth
RB (Crown Assisted Living) Series 1998 3.99%, 01/03/07 (a)(b)	2,955	2,955
Washington
GO Bonds Series 1998C 3.96%, 01/04/07 (a)(c)(d)	12,150	12,150
GO Bonds Series 2000B 3.96%, 01/04/07 (a)(c)(d)	13,380	13,380
GO Bonds Series 2003A 3.96%, 01/04/07 (a)(b)(c)(d)	5,170	5,170
Motor Vehicle Fuel Tax GO Bonds Series 2003C 3.95%, 01/04/07 (a)(b)(c)	18,920	18,920
Motor Vehicle Fuel Tax GO Bonds Series 2006B 3.97%, 01/04/07 (a)(b)(c)(d)	2,500	2,500
Unlimited GO Bonds Series B 3.96%, 01/04/07 (a)(b)(c)(d)	30,485	30,485
Various Purpose GO Bonds Series 2005D 3.95%, 01/04/07 (a)(b)(c)(d)	5,930	5,930
3.97%, 01/04/07 (a)(b)(c)(d)	3,475	3,475

40 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Various Purpose GO Bonds Series 2006D 3.94%, 01/04/07 (a)(b)(c)	8,635	8,635
3.95%, 01/04/07 (a)(b)(c)(d)	11,330	11,330
Various Purpose GO Refunding Bonds Series R2005A 3.97%, 01/04/07 (a)(b)(c)	2,875	2,875
Various Purpose GO Refunding Bonds Series R2005A & R2006A 3.97%, 01/04/07 (a)(b)(c)	6,200	6,200
Washington Economic Development Finance Auth
IDRB (Tonkin Building Associates) Series 1997A 4.02%, 01/04/07 (a)(b)	1,000	1,000
Lease RB (Washington Biomedical Research Properties II) Series 2005E 4.03%, 01/03/07 (a)(b)(c)(d)	14,620	14,620
RB (Hunter Douglas) Series 1997A 3.97%, 01/03/07 (a)(b)	3,500	3,500
Solid Waste Disposal RB (Cedar Grove Composting) Series 2004B 4.00%, 01/03/07 (a)(b)	5,200	5,200
Solid Waste Disposal RB (Heirborne Investments, LLC) Series 2006K 4.00%, 01/03/07 (a)(b)	5,895	5,895
Solid Waste Disposal RB (Lemay Enterprises) Series 2005B 4.00%, 01/03/07 (a)(b)	5,665	5,665
Solid Waste Disposal RB (Waste Management) Series 2000C 3.99%, 01/03/07 (a)(b)	5,500	5,500
Solid Waste Disposal RB (Waste Management) Series 2000H 3.99%, 01/03/07 (a)(b)	6,825	6,825
Solid Waste Disposal RB (Waste Management) Series 2000I 3.98%, 01/03/07 (a)(b)	10,240	10,240
3.99%, 01/03/07 (a)(b)	7,235	7,235
Solid Waste Disposal RB (Waste Management) Series 2005D 3.95%, 01/04/07 (a)(b)	18,000	18,000
Washington Health Care Facilities Auth
RB (Yakima Valley Farm Workers Clinic) Series 1997 3.95%, 01/03/07 (a)(b)	2,800	2,800
Washington Housing Finance Commission
M/F Housing RB (Anchor Village Apts) Series 1997 3.97%, 01/04/07 (a)(b)	10,750	10,750
M/F Housing RB (Brittany Park Phase II) Series 1998A 3.97%, 01/04/07 (a)(b)	3,480	3,480
M/F Housing RB (Brittany Park) Series 1996A 3.97%, 01/04/07 (a)(b)	8,930	8,930
M/F Housing RB (Fairwinds Redmond) Series 2005A 4.00%, 01/04/07 (a)(b)	7,500	7,500
M/F Housing RB (Forest Creek Apts) Series 2006 3.97%, 01/04/07 (a)(b)	13,815	13,815
M/F Housing RB (Highlander Apts) Series 2004A 3.97%, 01/04/07 (a)(b)	7,000	7,000
M/F Housing RB (Lakewood Meadows Apts) Series 2000A 3.97%, 01/04/07 (a)(b)	3,140	3,140
M/F Housing RB (Merrill Gardens at Queen Anne) Series 2004A 4.00%, 01/04/07 (a)(b)	11,000	11,000
M/F Housing RB (Merrill Gardens) Series 1997A 3.97%, 01/04/07 (a)(b)	6,125	6,125
M/F Housing RB (Rainier Court Apts) Series 2003A 3.97%, 01/04/07 (a)(b)	12,750	12,750
M/F Housing RB (Rosecreek Apts) Series 1998A 4.00%, 01/04/07 (a)(b)	3,570	3,570
M/F Housing RB (Silver Creek Apts) Series 2004 3.97%, 01/04/07 (a)(b)	4,100	4,100
M/F Housing RB (The Seasons Apts) Series 2006 3.97%, 01/04/07 (a)(b)	20,000	20,000
M/F Housing RB (Vintage at Burien) Series 2004A 3.97%, 01/04/07 (a)(b)	6,570	6,570
M/F Housing RB (Woodrose Apts) Series 1999A 3.97%, 01/04/07 (a)(b)	6,750	6,750
M/F Mortgage RB (Canyon Lakes) Series 1993 3.99%, 01/04/07 (a)(b)	4,130	4,130
M/F Mortgage RB (Lake Washington Apts) Series 1996 4.00%, 01/03/07 (a)(b)	7,850	7,850
M/F Mortgage RB (Meridian Court Apts) Series 1996 3.98%, 01/03/07 (a)(b)	6,700	6,700
M/F RB (Cedar Ridge Retirement) Series 2005A 3.99%, 01/04/07 (a)(b)	5,030	5,030
Non-Profit Refunding RB (Horizon House) Series 2005 3.92%, 01/02/07 (a)(b)	11,545	11,545
Yakima Cnty Public Corp
IDRB (Cowiche Growers) Series 1998 3.95%, 01/04/07 (a)(b)	2,200	2,200

		654,995

See financial notes 41

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

West Virginia 0.6%

Braxton Cnty
Solid Waste Disposal Refunding RB (Weyerhouser Co) Series 1998 3.98%, 01/04/07 (a)(b)(c)	16,275	16,275
Marion Cnty
Solid Waste Disposal Facility RB (Grant Town Cogeneration) Series 1990B 4.00%, 01/03/07 (a)(b)	17,125	17,125
Solid Waste Disposal Facility RB (Grant Town Cogeneration) Series 1990C 4.00%, 01/03/07 (a)(b)	14,800	14,800
Solid Waste Disposal Facility RB (Grant Town Cogeneration) Series 1990D 4.00%, 01/03/07 (a)(b)	2,800	2,800
West Virginia Housing Development Fund
Housing Finance Bonds Series 2001D 3.95%, 01/04/07 (a)(c)(d)	14,270	14,270
West Virginia State Hospital Finance Auth
RB (Pallotine Health Services Inc) Series 2006 3.92%, 01/04/07 (a)(b)	12,500	12,500
West Virginia Water Development Auth
RB (Loan Program IV) Series 2005A 3.95%, 01/04/07 (a)(b)(c)	7,504	7,504

		85,274

Wisconsin 1.0%

Colburn IDA
IDRB (Heartland Farms) Series 1994 4.11%, 01/04/07 (a)(b)	5,100	5,100
Kenosha
IDRB (Asyst Technologies) Series 1997 3.99%, 01/04/07 (a)(b)	5,000	5,000
Milwaukee Cnty
Airport RB Series 2000A 3.98%, 01/04/07 (a)(b)(c)(d)	18,470	18,470
Southeast Wisconsin Professional Baseball Park District
Sales Tax Refunding Bonds Series 1998 3.95%, 01/03/07 (a)(b)(c)(d)	5,000	5,000
Wisconsin
GO Bonds Series 2006A 3.97%, 01/04/07 (a)(b)(c)	6,685	6,685
GO CP Notes 3.50%, 02/06/07 (c)	11,755	11,755
3.52%, 03/08/07 (c)	35,755	35,755
Wisconsin Housing and Economic Development Auth-1987 Homeownership Resolution
Business Development RB (Ultratec) Series 1995-7 4.11%, 01/04/07 (a)(b)	1,885	1,885
Homeownership RB Series 2002C 3.90%, 01/03/07 (a)(c)	2,765	2,765
Homeownership RB Series 2003B 3.95%, 01/03/07 (a)(c)	12,325	12,325
Housing RB Series 2002B 3.95%, 01/04/07 (a)(b)(c)(d)	12,920	12,920
Wisconsin Housing and Economic Development Auth-1988 Homeownership Resolution
Homeownership RB Series 2005C 3.95%, 01/03/07 (a)(c)	11,000	11,000
Homeownership RB Series 2003A 3.98%, 01/04/07 (a)(c)(d)	2,365	2,365
RB Series 2004D 3.98%, 01/04/07 (a)(c)(d)	2,540	2,540
Wisconsin Rapids
IDRB (Thiele Kaolin) Series 1998 3.97%, 01/03/07 (a)(b)	4,500	4,500

		138,065

Wyoming 0.3%

Lincoln Cnty
Pollution Control RB (Exxon) Series 1987B 3.91%, 01/02/07 (a)	6,200	6,200
Pollution Control RB (Exxon) Series 1987C 3.91%, 01/02/07 (a)	6,600	6,600
Uinta Cnty
Pollution Control Refunding RB (Amoco) Series 1998 2.25%, 07/01/07 (a)	8,350	8,257
Wyoming
Education Fund TRAN Series 2006A 3.69%, 06/27/07	25,000	25,095

		46,152

Total Municipal Securities (Cost $13,720,247)		13,720,247

End of Investments.

At 12/31/06, the tax basis cost of the fund’s investment was $13,720,247.

42 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings continued

At 12/31/06, portfolio holdings included illiquid and/or restricted securities as follows:

Issuer	Face Amount	Value
Rate, Acquisition Date, Maturity Date	($ x 1,000)	($ x 1,000)

Allegheny Cnty Hospital Development Auth
RB (University of Pittsburgh Medical Center) Series 2005B 4.04%, 12/15/06, 01/04/07	12,767	12,767
Lavaca-Navidad River Auth
Water Supply System Contract RB (Formosa Plastics Corp) Series 1990 3.98%, 01/07/99, 01/03/07	13,600	13,600

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,730,480 or 34.4% of net assets.
(e)	Illiquid and/or restricted security.

BAN	— Bond anticipation note
COP	— Certificate of participation
GO	— General obligation
HFA	— Housing finance agency
IDA	— Industrial development authority
IDB	— Industrial development board
IDRB	— Industrial development revenue bond
RAN	— Revenue anticipation note
RB	— Revenue bond
TAN	— Tax anticipation note
TECP	— Tax-exempt commercial paper
TRAN	— Tax and revenue anticipation note

See financial notes 43

Schwab Municipal Money Fund

Statement of
Assets and Liabilities
As of December 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value		$13,720,247
Cash		7,660
Receivables:
Investments sold		32,367
Fund shares sold		57,783
Interest		104,514
Prepaid expenses	+	54

Total assets		13,922,625

Liabilities
Payables:
Investments bought		117,515
Investment adviser and administrator fees		233
Transfer agent and shareholder services fees		309
Trustees’ fees		1
Fund shares redeemed		34,130
Dividends to shareholders		3,986
Accrued expenses	+	205

Total liabilities		156,379

Net Assets
Total assets		13,922,625
Total liabilities	−	156,379

Net assets		$13,766,246
Net Assets by Source
Capital received from investors		13,769,598
Net realized capital losses		(3,352)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Sweep Shares	$7,230,585		7,234,374		$1.00
Value Advantage Shares	$2,798,096		2,798,543		$1.00
Select Shares	$1,243,794		1,243,871		$1.00
Institutional Shares	$2,493,771		2,493,937		$1.00

44 See financial notes

Schwab Municipal Money Fund

Statement of
Operations
For January 1, 2006 through December 31, 2006. All numbers x 1,000.

Investment Income
Interest		$459,415

Net Realized Gains and Losses
Net realized gains on investments		669

Expenses
Investment adviser and administrator fees		46,090
Transfer agent and shareholder service fees:
Sweep Shares		32,166
Value Advantage Shares		6,484
Select Shares		2,543
Institutional Shares		4,665
Registration fees		1,325
Portfolio accounting fees		478
Custodian fees		316
Shareholder reports		289
Professional fees		73
Trustees’ fees		53
Overdraft expense		12
Other expenses	+	123

Total expenses		94,617
Expense reduction by adviser and Schwab	−	26,215
Custody credit	−	15

Net expenses		68,387

Increase in Net Assets from Operations
Total investment income		459,415
Net expenses	−	68,387

Net investment income		391,028
Net realized gains	+	669

Increase in net assets from operations		$391,697

See financial notes 45

Schwab Municipal Money Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		1/1/06-12/31/06	1/1/05-12/31/05
Net investment income		$391,028	$246,264
Net realized gains or losses	+	669	(755)

Increase in net assets from operations		391,697	245,509

Distributions Paid
Dividends from net investment income
Sweep Shares		199,231	129,009
Value Advantage Shares		87,857	62,499
Select Shares		35,801	18,472
Institutional Shares	+	68,139	36,165

Total dividends from net investment income		391,028	246,145

Transactions in Fund Shares*
Shares Sold
Sweep Shares		37,679,223	34,222,246
Value Advantage Shares		3,893,260	3,763,501
Select Shares		2,403,651	2,018,411
Institutional Shares	+	4,384,527	3,704,608

Total shares sold		48,360,661	43,708,766

Shares Reinvested
Sweep Shares		195,123	126,513
Value Advantage Shares		77,499	55,374
Select Shares		31,151	15,562
Institutional Shares	+	58,551	31,212

Total shares reinvested		362,324	228,661

Shares Redeemed
Sweep Shares		(38,110,980)	(34,444,625)
Value Advantage Shares		(4,179,902)	(4,056,494)
Select Shares		(2,156,933)	(1,795,103)
Institutional Shares	+	(3,732,716)	(3,411,103)

Total shares redeemed		(48,180,531)	(43,707,325)

Net transactions in fund shares		542,454	230,102

Net Assets
Beginning of period		13,223,123	12,993,657
Total increase	+	543,123	229,466

End of period		$13,766,246	$13,223,123

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

46 See financial notes

Schwab AMT Tax-Free Money Fundtm

Financial Statements

Financial Highlights

	1/1/06–	1/1/05–	1/1/04–	1/1/03–		1/1/02–
Sweep Shares	12/31/06	12/31/05	12/31/04	12/31/03		12/31/02

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00		1.00

Income from investment operations:
Net investment income	0.03	0.02	0.01	0.00	[1]	0.01
Less distributions:
Dividends from net investment income	(0.03)	(0.02)	(0.01)	(0.00)[1]		(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00		1.00

Total return (%)	2.83	1.81	0.60	0.46		0.96

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.65	0.65	0.66	0.64		0.59
Gross operating expenses	0.86	0.85	0.85	0.85		0.87
Net investment income	2.77	1.78	0.59	0.47		0.95
Net assets, end of period ($ x 1,000,000)	1,045	1,973	1,905	1,804		1,785

	11/06/06[2]–
Value Advantage Shares	12/31/06

Per-Share Data ($)

Net asset value at beginning of period	1.00

Income from investment operations:
Net investment income	0.00	[1]
Net realized and unrealized gains or losses	0.00	[1]

Total income or loss from investment operations	0.00	[1]
Less distributions:
Dividends from net investment income	(0.00)[1]

Net asset value at end of period	1.00

Total return (%)	0.49	[4]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.44	[3,5]
Gross operating expenses	0.68	[5]
Net investment income	3.22	[5]
Net assets, end of period ($ x 1,000,000)	85

1 Per-share amount was less than $0.01.
2 Commencement of operations.
3 The ratio of net operating expenses would have been .45% if custody credits had not been included.
4 Not annualized.
5 Annualized.

See financial notes 47

Schwab AMT Tax-Free Money Fund

Portfolio Holdings as of December 31, 2006

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

101.0%		Municipal Securities	1,141,771	1,141,771

101.0%		Total Investments	1,141,771	1,141,771
(1	.0)%	Other Assets and Liabilities		(11,840)

100.0%		Net Assets		1,129,931

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 101.0% of net assets

Alabama 1.6%

Birmingham Downtown Redevelopment Auth
RB (UAB Educational Foundation) Series 2002 3.92%, 01/03/07 (a)(b)	18,595	18,595

Alaska 0.2%

Valdez
Marine Terminal Refunding RB (Exxon Pipeline Co) Series 1993B 3.90%, 01/02/07 (a)	2,000	2,000

Arizona 3.5%

Salt River Project Agricultural Improvement and Power District
Electric System RB Series 2002B 3.95%, 01/04/07 (a)(c)(d)	7,440	7,440
Electric System RB Series 2006A 3.95%, 01/04/07 (a)(c)	3,185	3,185
Scottsdale IDA
Hospital RB (Scottsdale Healthcare) Series 2006G 3.95%, 01/04/07 (a)(b)(c)	7,000	7,000
Scottsdale Municipal Property Corp
Excise Tax Refunding RB Series 2006 3.95%, 01/04/07 (a)(c)	9,580	9,580
Tempe Excise Tax
Transit Excise Tax Revenue Obligations Series 2006 3.92%, 01/03/07 (a)(c)	12,000	12,000

		39,205

Colorado 2.2%

Denver Convention Center Hotel Auth
Sr Refunding RB Series 2006 3.95%, 01/04/07 (a)(b)(c)(d)	9,330	9,330
Sr Refunding RB (Convention Center Hotel) Series 2006 3.95%, 01/04/07 (a)(b)(c)(d)	10,000	10,000
Denver Dept of Aviation
Airport System RB Series 2006A 3.97%, 01/04/07 (a)(b)(c)	6,000	6,000

		25,330

District of Columbia 5.0%

District of Columbia
GO Bonds Series 2005A 3.95%, 01/03/07 (a)(b)(c)(d)	19,000	19,000
Ballpark RB Series 2006B1 3.97%, 01/04/07 (a)(b)(c)	17,190	17,190
National Capital Revitalization Corp
RB (DC USA Parking Garage) Series 2006 3.97%, 01/04/07 (a)(b)(c)	20,000	20,000

		56,190

Florida 18.4%

Alachua Cnty School Board
COP Series 2004 3.94%, 01/04/07 (a)(b)(c)(d)	2,800	2,800
Florida
RB (Dept of Environmental Protection Preservation 2000) Series 1997B 3.95%, 01/04/07 (a)(b)(c)(d)	7,890	7,890
Florida Board of Education
Capital Outlay Bonds Series 1998E 3.96%, 01/04/07 (a)(c)(d)	12,280	12,280
Capital Outlay Bonds Series 2003C 3.95%, 01/04/07 (a)(b)(c)(d)	7,500	7,500
Capital Outlay Refunding Bonds Series 2001B 3.96%, 01/04/07 (a)(c)(d)	14,100	14,100
Florida Dept of Transportation
Turnpike RB Series 2000A 3.97%, 01/04/07 (a)(b)(c)(d)	7,820	7,820
Florida HFA
M/F Housing RB (Cameron Cove Apts) Series 1985XX 3.96%, 01/03/07 (a)(b)	8,100	8,100
M/F Housing Refunding RB (South Pointe) Series 1998J 3.92%, 01/03/07 (a)(b)	4,925	4,925

48 See financial notes

Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Florida State Board of Education
Public Education Capital Outlay Refunding Bonds Series 2005C 3.95%, 01/04/07 (a)(c)	5,117	5,117
Gainesville Utility System
RB Series 2005C 3.95%, 01/02/07 (a)(c)	7,000	7,000
RB Series 2005A 3.95%, 01/04/07 (a)(b)(c)	4,545	4,545
Ocala
Utility Systems RB Series 2005B 3.95%, 01/04/07 (a)(b)(c)(d)	3,990	3,990
Orange Cnty Health Facilities Auth
Hospital RB (Orlando Regional Healthcare System) Series 2004 3.99%, 01/02/07 (a)(b)	8,000	8,000
Refunding Program RB (Pooled Hospital Loan) Series 1985 3.65%, 04/05/07 (b)	18,400	18,400
Orange Cnty HFA
M/F Housing Refunding RB (Andover Place Apts) Series 1998F 3.96%, 01/04/07 (a)(b)	1,770	1,770
Refunding RB (Highland Pointe Apts) Series 1998J 3.94%, 01/04/07 (a)(b)	7,455	7,455
Orange Cnty School Board
COP Series 2006A 3.94%, 01/04/07 (a)(b)(c)	4,660	4,660
COP Series 2006B 3.95%, 01/04/07 (a)(b)(c)	2,760	2,760
Palm Beach Cnty
RB (Zoological Society of the Palm Beaches) Series 2001 3.94%, 01/04/07 (a)(b)	2,000	2,000
Palm Beach Cnty Health Facilities Auth
Refunding Program RB (Pooled Hospital Loan) Series 1985 3.59%, 01/16/07 (b)	7,300	7,300
3.52%, 03/08/07 (b)	9,500	9,500
Sarasota Cnty
Utility System Refunding RB Series 2005A 3.97%, 01/04/07 (a)(b)(c)(d)	4,505	4,505
Sumter Landing Community Development District
Recreational RB Series 2005A 3.95%, 01/04/07 (a)(b)(c)(d)	2,000	2,000
Sunshine State Governmental Financing Commission
TECP Series 1998A 3.50%, 02/06/07 (b)(c)	39,497	39,497
Tampa
Educational Facilities RB (Pepin Academy of Tampa) Series 2002 3.94%, 01/04/07 (a)(b)	3,625	3,625
Tampa Bay Water Auth
Utility System Refunding and Improvement RB Series 2001A 3.99%, 01/04/07 (a)(b)(c)(d)	5,200	5,200
University of South Florida Research Foundation
RB (Interdisciplinary Research Building) Series 2004A 3.93%, 01/03/07 (a)(b)	4,500	4,500
Winter Haven
Utility System Improvement and Refunding RB Series 2005 3.94%, 01/04/07 (a)(b)(c)(d)	995	995

		208,234

Georgia 4.7%

Atlanta
Subordinate Lien Tax Allocation Bonds (Atlantic Station) Series 2006 4.01%, 01/04/07 (a)(b)	7,000	7,000
Burke Cnty Development Auth
RB (Oglethorpe Power Corporation) Series 2006B2 3.54%, 02/12/07 (b)(c)	10,000	10,000
DeKalb Cnty Public Safety and Judicial Facilities Auth
RB (Public Safety and Judicial Facility) Series 2004 3.95%, 01/04/07 (a)(c)	4,485	4,485
Fulton Cnty
Water and Sewerage RB Series 2004 3.94%, 01/04/07 (a)(b)(c)	1,035	1,035
Metropolitan Atlanta Rapid Transit Auth
Sales Tax Revenue CP BAN (Third Indenture) Series 2004A 3.52%, 03/06/07 (b)	30,200	30,200

		52,720

Hawaii 0.4%

Honolulu City and Cnty
Wastewater System RB (First Bond Resolution) Sr Series 2006A 3.94%, 01/04/07 (a)(b)(c)	4,200	4,200

Illinois 9.5%

Chicago
GO Bonds (Project and Refunding) Series 2004A 3.94%, 01/04/07 (a)(b)(c)(d)	10,300	10,300
GO Bonds (Project and Refunding) Series 2006A 3.95%, 01/04/07 (a)(b)(c)(d)	17,735	17,735
Illinois
GO Bonds Series 2004A 3.95%, 01/02/07 (a)(b)(c)(d)	20,000	20,000
Illinois Finance Auth
RB (Northwestern University) Series 2006 3.95%, 01/04/07 (a)(c)(d)	10,745	10,745
Illinois Toll Highway Auth
Sr Priority RB Series 2005A 3.94%, 01/04/07 (a)(b)(c)	15,000	15,000

See financial notes 49

Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Metropolitan Pier and Exposition Auth
Bonds (McCormick Place Expansion) Series 1998B 3.94%, 01/04/07 (a)(b)(c)(d)	1,680	1,680
Metropolitan Water Reclamation District of Greater Chicago
GO Capital Improvement Bonds Unlimited Tax Series 2006 3.94%, 01/04/07 (a)(c)	16,630	16,630
St Clair Cnty
Industrial Building Refunding RB (Winchester Apts) Series 1994 3.93%, 01/04/07 (a)(b)	15,550	15,550

		107,640

Indiana 1.4%

Indiana Health Facilities Financing Auth
RB (Ascension Health) Series 2001A3 3.35%, 01/30/07 (a)	8,000	7,984
Purdue University
Student Fee Bonds Series W 3.95%, 01/04/07 (a)(c)	8,165	8,165

		16,149

Iowa 1.5%

Iowa School Corporations
Cash Anticipation Program Warrant Certificates Series 2006-2007 A 3.71%, 06/28/07 (b)	16,720	16,782

Kentucky 2.2%

Boyle Cnty
Hospital RB (Ephraim McDowell Health) Series 2006 3.95%, 01/04/07 (a)(b)	1,000	1,000
Kentucky Asset/Liability Commission
General Fund TRAN Series 2006A 3.70%, 06/28/07	15,000	15,056
Louisville/Jefferson Cnty Metro Government
Health System RB (Norton Healthcare) Series 2006 3.95%, 01/04/07 (a)(b)(c)(d)	9,260	9,260

		25,316

Louisiana 2.3%

Louisiana
Gasoline and Fuels Tax RB Series 2005A 3.94%, 01/04/07 (a)(b)(c)(d)	6,995	6,995
GO Bonds Series 2006C 3.95%, 01/03/07 (a)(b)(c)(d)	5,610	5,610
GO Match Bonds Series 2006B 3.95%, 01/04/07 (a)(b)(c)(d)	3,120	3,120
Louisiana Local Government Environmental Facilities and Community Development Auth
RB (University of Louisiana-Monroe) Series 2004C 3.93%, 01/04/07 (a)(b)	10,000	10,000

		25,725

Maryland 1.3%

Maryland Health and Higher Educational Facilities Auth
FHA Insured Mortgage RB (Western Maryland Health System) Series 2006A 3.94%, 01/04/07 (a)(b)(c)	14,825	14,825

Massachusetts 2.9%

Chelmsford
BAN 3.66%, 06/22/07	6,000	6,023
Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2006B 3.94%, 01/03/07 (a)(c)	18,100	18,100
Quincy
BAN 3.75%, 08/03/07	8,000	8,034

		32,157

Michigan 1.0%

Detroit Sewage Disposal System
Refunding Sr Lien RB Series 2006D 3.95%, 01/04/07 (a)(b)(c)(d)	11,000	11,000

Missouri 1.6%

Missouri Highway and Transportation Commission
First Lien State Road Bonds Series 2006B 3.95%, 01/04/07 (a)(c)	6,935	6,935
3.97%, 01/04/07 (a)(c)	6,895	6,895
Springfield
Special Obligation BAN (College Station Garage) Series 2006 3.81%, 12/01/07	4,360	4,367

		18,197

Montana 1.3%

Forsyth
Pollution Control Refunding RB (NW Corp Colstrip) Series 2006 3.95%, 01/04/07 (a)(b)(c)	15,000	15,000

Nebraska 1.6%

Nebraska Public Power District
General RB Series 2006A 3.96%, 01/04/07 (a)(b)(c)(d)	17,495	17,495

50 See financial notes

Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Nevada 0.4%

Truckee Meadows Water Auth
Water Revenue CP Series 2006B 3.55%, 02/06/07 (b)	5,000	5,000

New Jersey 3.3%

Cherry Hill Township
General and Sewer Capital BAN Series 2006 3.57%, 10/23/07	5,826	5,846
Mercer Cnty
BAN Series 2006A 3.55%, 06/15/07	5,500	5,511
New Jersey Transit Corp
Subordinated COP Series 2005A 3.94%, 01/04/07 (a)(b)(c)	5,000	5,000
Newark
GO School Promissory Notes Series 2006C 3.58%, 06/15/07	5,000	5,010
Woodbridge
BAN 3.79%, 07/06/07	13,000	13,045
3.80%, 07/06/07	3,000	3,010

		37,422

New York 4.4%

New York City
GO Bonds Fiscal 2006 Series I8 3.97%, 01/02/07 (a)(b)	5,400	5,400
New York City Municipal Water Finance Auth
Water and Sewer System RB Series 1995A 3.90%, 01/02/07 (a)(b)(c)	8,500	8,500
Water and Sewer System RB Series 1994G 3.92%, 01/02/07 (a)(b)(c)	1,100	1,100
TECP Series 6 3.60%, 01/04/07 (c)	25,000	25,000
Water and Sewer System RB Fiscal 2006 Series A 3.93%, 01/04/07 (a)(c)(d)	10,000	10,000

		50,000

Pennsylvania 1.2%

Beaver Cnty IDA
Pollution Control Refunding RB (FirstEnergy Nuclear Generation Corp) Series 2006A 3.97%, 01/02/07 (a)(b)	300	300
Philadelphia
GO Bonds Series 2006 3.94%, 01/04/07 (a)(b)(c)	13,630	13,630

		13,930

Puerto Rico 2.3%

Puerto Rico
TRAN Series 2007 3.50%, 07/30/07 (b)	10,000	10,056
Puerto Rico Highway and Transportation Auth
Highway Refunding RB Series BB 3.50%, 02/15/07 (a)(b)(c)	11,210	11,210
Puerto Rico Municipal Finance Agency
Refunding Bonds Series C 3.50%, 02/15/07 (a)(b)(c)	4,945	4,945

		26,211

South Carolina 2.8%

Beaufort-Jasper Higher Education Commission
Student Housing RB (University of South Carolina-Beaufort Student Housing) Series 2005 3.93%, 01/04/07 (a)(b)	16,540	16,540
South Carolina Public Service Auth
TECP 3.60%, 02/07/07 (c)	8,591	8,591
South Carolina Transportation Infrastructure Bank
Refunding RB Series 2005A 3.95%, 01/04/07 (a)(b)(c)	6,385	6,385

		31,516

Tennessee 6.1%

Clarksville Public Building Auth
Pooled Financing RB (Tennessee Municipal Bond Fund) Series 2001 4.00%, 01/02/07 (a)(b)	4,000	4,000
Knoxville
Wastewater System Revenue Improvement Bonds Series 2005A 3.95%, 01/04/07 (a)(b)(c)	5,500	5,500
Shelby Cnty
TAN Series 2006 3.78%, 06/29/07	7,000	7,024
Tennessee Energy Acquisition Corp
Jr Gas Project RB Series 2006B 3.96%, 01/04/07 (a)(b)(c)	22,540	22,540
Gas Project RB Series 2006C 3.97%, 01/04/07 (a)(c)	20,000	20,000
Gas Project RB Series 2006A 3.97%, 01/04/07 (a)(c)(d)	10,000	10,000

		69,064

Texas 11.8%

Dallas
GO Bonds Series 2005 3.95%, 01/04/07 (a)(c)	5,000	5,000
Dallas Water and Sewer Utilities
Refunding and Improvement RB Series 2006 3.94%, 01/04/07 (a)(b)(c)(d)	5,000	5,000

See financial notes 51

Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Harris Cnty
Permanent Improvement Refunding Bonds Series 2006A & Unlimited Tax Road and Refunding Bonds Series 2006B 3.97%, 01/04/07 (a)(c)	25,000	25,000
Lower Colorado River Auth
CP Series A 3.50%, 02/05/07 (c)	3,700	3,700
North Texas Municipal Water District
Water System RB Series 2006 3.95%, 01/04/07 (a)(b)(c)(d)	7,340	7,340
San Antonio
Combination Tax and Revenue Certificates of Obligation Series 2006 3.96%, 01/04/07 (a)(c)(d)	4,445	4,445
General Improvement and Refunding Bonds Series 2006 & Combination Tax and Revenue Certificates of Obligation Series 2006 3.97%, 01/04/07 (a)(c)	6,165	6,165
Texas A&M Board of Regents
Permanent University Fund Bonds Series 1998 3.94%, 01/04/07 (a)(c)(d)	5,990	5,990
Permanent University Fund Bonds Series 2006 3.95%, 01/04/07 (a)(c)	3,155	3,155
Texas Dept of Transportation
GO Mobility Fund Bonds Series 2005A 3.95%, 01/04/07 (a)(c)	9,000	9,000
GO Mobility Fund Bonds Series 2006 3.95%, 01/04/07 (a)(c)(d)	8,035	8,035
Texas Municipal Gas Acquisition and Supply Corp I
Gas Supply RB Sr Lien Series 2006B 3.98%, 01/04/07 (a)(c)	13,000	13,000
University of Texas
Permanent University Fund Flexible Rate Notes Series A 3.55%, 01/16/07	25,000	25,000
3.60%, 02/05/07	3,900	3,900
3.51%, 02/06/07	9,072	9,072

		133,802

Virginia 0.4%

Virginia College Building Auth
Educational Facilities RB (Public Higher Education Financing Program) Series 2006A 3.95%, 01/04/07 (a)(c)(d)	4,125	4,125

Washington 3.7%

Cacade Water Alliance
Water System RB Series 2006 3.94%, 01/04/07 (a)(b)(c)(d)	8,680	8,680
King Cnty
Sewer Refunding RB Second Series 2006 3.94%, 01/04/07 (a)(b)(c)	9,095	9,095
Port of Seattle
Intermediate Lien Refunding RB Series 2006 3.95%, 01/04/07 (a)(b)(c)(d)	7,250	7,250
Washington
Various Purpose GO Refunding Bonds Series R-2005A 3.94%, 01/04/07 (a)(b)(c)	16,235	16,235

		41,260

Wisconsin 0.7%

Wisconsin Transportation
Revenue CP Series 2006A 3.52%, 03/06/07 (c)	7,500	7,500

Wyoming 1.3%

Lincoln Cnty
Pollution Control RB (Amoco) Series 1983 3.55%, 04/01/07 (a)	15,200	15,181

Total Municipal Securities (Cost $1,141,771)		1,141,771

End of Investments.

At 12/31/06, the tax basis cost of the fund’s investments was $1,141,771.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $299,655 or 26.5% of net assets.

BAN	— Bond anticipation note
COP	— Certificate of participation
GO	— General obligation
HFA	— Housing finance agency
IDA	— Industrial development authority
IDRB	— Industrial development revenue bond
RAN	— Revenue anticipation note
RB	— Revenue bond
TAN	— Tax anticipation note
TECP	— Tax-exempt commercial paper
TRAN	— Tax and revenue anticipation note

52 See financial notes

Schwab AMT Tax-Free Money Fund

Statement of
Assets and Liabilities
As of December 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value		$1,141,771
Cash		114
Receivables:
Investments sold		165
Fund shares sold		528
Interest		8,584
Prepaid expenses	+	67

Total assets		1,151,229

Liabilities
Payables:
Investments bought		20,000
Investment adviser and administrator fees		14
Transfer agent and shareholder services fees		37
Fund shares redeemed		1,220
Dividends to shareholders	+	27

Total liabilities		21,298

Net Assets
Total assets		1,151,229
Total liabilities	−	21,298

Net assets		$1,129,931
Net Assets by Source
Capital received from investors		1,130,182
Net investment income not yet distributed		12
Net realized capital losses		(263)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Sweep Shares	$1,045,451		1,045,616		$1.00
Value Advantage Shares	$84,480		84,478		$1.00

See financial notes 53

Schwab AMT Tax-Free Money Fund

Statement of
Operations
For January 1, 2006 through December 31, 2006. All numbers x 1,000.

Investment Income
Interest		$38,950

Net Realized Gains and Losses
Net realized gains on investments		48

Expenses
Investment adviser and administrator fees		4,285
Transfer agent and shareholder service fees:
Sweep Shares		5,097
Value Advantage Shares		13
Registration fees		166
Portfolio accounting fees		68
Professional fees		53
Shareholder reports		43
Custodian fees		23
Trustees’ fees		22
Overdraft expense		1
Other expenses	+	15

Total expenses		9,786
Expense reduction by adviser and Schwab		2,442
Custody Credits	−	10

Net expenses		7,334

Increase in Net Assets from Operations
Total investment income		38,950
Net expenses	−	7,334

Net investment income		31,616
Net realized gains	+	48

Increase in net assets from operations		$31,664

54 See financial notes

Schwab AMT Tax-Free Money Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		1/1/06-12/31/06	1/1/05-12/31/05
Net investment income		$31,616	$21,545
Net realized gains or losses	+	48	(223)

Increase in net assets from operations		31,664	21,322

Distributions Paid
Dividends from net investment income
Sweep Shares		31,422	21,545
Value Advantage Shares	+	194	—

Total dividends from net investment income		31,616	21,545

Transactions in Fund Shares*
Shares Sold
Sweep Shares		5,393,721	5,637,418
Value Advantage Shares	+	101,632	—

Total shares sold		5,495,353	5,637,418

Shares Reinvested
Sweep Shares		30,578	21,042
Value Advantage Shares	+	167	—

Total shares reinvested		30,745	21,042

Shares Redeemed
Sweep Shares		(6,351,764)	(5,589,996)
Value Advantage Shares	+	(17,321)	—

Total shares redeemed		(6,369,085)	(5,589,996)

Net transactions in fund shares		(842,987)	68,464

Net Assets
Beginning of period		1,972,870	1,904,629
Total increase or decrease	+	(842,939)	68,241

End of period		$1,129,931	$1,972,870

Net investment income not yet distributed		$12	$12

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 55

Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes

1. Business Structure of the Fund:

Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund are a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the fund discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fundtm
Schwab Government Money Fundtm
Schwab U.S. Treasury Money Fundtm
Schwab Value Advantage Money Fund®
Schwab Municipal Money Fundtm
Schwab California Municipal Money Fundtm
Schwab New York Municipal Money Fundtm
Schwab New Jersey Municipal Money Fundtm
Schwab Pennsylvania Municipal Money Fundtm
Schwab AMT Tax-Free Money Fundtm
Schwab Massachusetts Municipal Money Fundtm
Schwab Retirement Advantage Money Fundtm
Schwab Investor Money Fundtm
Schwab Advisor Cash Reservestm
Schwab Cash Reserves

The Schwab Municipal Money Fund offers four share classes: Sweep Shares, Value Advantage Shares, Select Shares and Institutional Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. The Schwab AMT Tax-Free Money Fund offers two share classes: Sweep Shares and Value Advantage Shares.

The Schwab Florida Municipal Money Fund’s investment objective, investment strategy and name have been changed due to the repeal of the annual intangible personal property tax. Accordingly, the fund’s new name is the Schwab AMT Tax-Free Money Fund and it will no longer invest primarily in securities issued by the State of Florida and its municipalities.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with the principles generally accepted in the United States of America.

(a)	Security Valuation:

The funds value the securities in their portfolios at amortized cost, which approximates market value.

(b)	Portfolio Investments:

Delayed-Delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c)	Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If the fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

56

Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(e) Expenses:

Expenses that are specific to a fund or class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets. For funds offering multiple share classes, the net investment income, other than class specific expenses and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its net assets.

(f) Distributions to Shareholders:

The funds declare dividends every day they open for business. These dividends, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the statement of operations as a reduction to the fund’s net operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts as required by securities law.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liability arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with its vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48—Accounting for Uncertainty in Income Taxes—an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. A fund with a fiscal year ending December 31 will implement FIN 48 no later than June 29, 2007, and it will apply to all open tax years. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. We have not yet completed our evaluation of the impact, if any, of adopting FIN 48 on the funds’ financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

 57

Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the funds’ financial statement disclosures.

3.	Affiliates and Affiliated Transactions: All dollars amounts are x 1,000.

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the funds’ investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s shareholder services agent and transfer agent.

For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

	Municipal	AMT Tax-Free
Average daily net assets	Money Fund	Money Fund

First $1 billion	0.38%	0.38%
Over $1 billion	0.35%	0.35%
Over $10 billion	0.32%	0.32%
Over $20 billion	0.30%	0.30%
Over $40 billion	0.27%	0.27%

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Sweep Shares	0.25%	0.20%
Value Advantage Shares	0.05%	0.17%
Select Shares*	0.05%	0.17%
Institutional Shares*	0.05%	0.17%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses through April 29, 2007 (July 21, 2007 for AMT Tax-Free Money Fund), as follows:

	Municipal	AMT Tax-Free
	Money Fund	Money Fund

Sweep Shares	0.64% **	0.64	%***
Value Advantage Shares	0.45%	0.45%
Select Shares*	0.35%	n/a
Institutional Shares*	0.24%	n/a

*   Select Shares and Institutional Shares are only offered by Municipal Money Fund.
**  Prior to April 30, 2006, the limit was 0.65% for Sweep Shares.
*** Prior to July 20, 2006, the limit was 0.65% for Sweep Shares.

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended December 31, 2006, the funds’ total security transactions with other Schwab Funds were as follows:

Schwab Municipal Money Fund	$5,253,853
Schwab AMT Tax-Free Money Fund	$2,190,033

58

Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes (continued)

3.	Affiliates and Affiliated Transactions (continued): Unless stated, all dollars amounts are x 1,000.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the funds during the period.

Trustees

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

4. Borrowing:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with State Street Corporation, and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There were no borrowings from the line of credit for the funds during the period.

5.	Federal Income Taxes: (All dollars amounts are x 1,000.)

As of December 31, 2006, the components of distributable earnings on a tax-basis were as follows:

	Municipal	AMT Tax-Free
	Money Fund	Money Fund

Undistributed tax-exempt income	—	12

As of December 31, 2006, the funds had capital loss carry forwards available to offset future net capital gains before the expiration dates:

	Municipal	AMT Tax-Free
Expire	Money Fund	Money Fund

2007	$106	—
2008	873	—
2009	—	—
2010	—	—
2011	241	—
2012	1,479	32
2013	652	231

Total	$3,351	$263

For tax purposes, realized capital losses, occurring after October 31, 2006, may be deferred and treated as occurring on the first day of the following fiscal year.

	Municipal	AMT Tax-Free
	Money Fund	Money Fund

Capital losses utilized	$669	$48

 59

Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes (continued)

5.	Federal Income Taxes (continued): Unless stated, all dollars amounts are x 1,000.

100% of the funds’ distributions for the fiscal year ended December 31, 2006 were from tax-exempt interest dividends as follows:

	Municipal	AMT Tax-Free
	Money Fund	Money Fund

Current period Distributions
From tax-exempt income	$391,028	$31,616
Prior period Distributions
From tax-exempt income	$246,145	$21,545

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2006, no such classifications were required.

Other Federal Tax Information (Unaudited):

The funds designate the following percentage of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended December 31 2006.

Percentage

Municipal Money Fund	100%
AMT Tax-Free Money Fund	100%

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Municipal Money Fund
Schwab AMT Tax-Free Money Fund (Formerly Schwab Florida Municipal Money Fund)

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund (two of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the “Funds”) at December 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 15, 2007

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Trustees and Officers

The tables below gives information about the trustees and officers for The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. As of December 31, 2006, the Fund Complex included 95 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the Trust; (Term of		Fund Complex
Office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC. From 1996 to 2001, Vice President for Business Affairs and Chief Financial Officer of Stanford University, and in 2001, Special Advisor to the President of Stanford University.	95	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.

Donald F. Dorward 1931 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996-1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	57	None.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals). Prior to August 1998, Dean of the Haas School of Business, University of California, Berkeley (higher education).	95	Board 1—Director, Mission West Properties
Board 2—Director, TOUSA
Board 3—Director, Harris-Stratex Networks
Board 4—Director, Genitope Corp.
Board 5—Director & Non-Executive Chairman, Solectron Corp.
			Board 6—Director, Ditech Networks

Robert G. Holmes 1931 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm)	57	None.

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman and Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	57	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Oneok Partners LP.

62

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the Trust; (Term of		Fund Complex
Office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D.R. Stephens & Company (investments). Prior to 1996, Chairman and Chief Executive Officer of North American Trust (real estate investment trust).	57	None.

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	57	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the Trust; (Term of		Fund Complex
Office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc.; Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	57	None.

Randall W. Merk[2] 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2005.)	Executive Vice President and President, Schwab Financial Products, Charles Schwab & Co., Inc.; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc. Prior to September 2002, President and Chief Investment Officer, American Century Investment Management, and Director, American Century Companies, Inc.	95	None.

 63

Officers of the Trust
Name, Year of Birth, and Position(s)
with the Trust; (Term of Office, and
Length of Time Served3)	Principal Occupations During the Past Five Years

Evelyn Dilsaver 1955 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2004.)	President, Chief Executive Officer, and Director, Charles Schwab Investment Management, Inc.; Executive Vice President, Charles Schwab & Co., Inc; President and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust; President, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; President, Mutual Fund Division, UST Advisers, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co., Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer—Fixed Income (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer—Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer—Equities (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer—Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of The Charles Schwab Family of Funds since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President Charles Schwab & Co., Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management, Inc. From 2000 to 2002, Vice President, Internal Audit, Charles Schwab & Co., Inc.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc.; Chief Legal Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. Prior to June 1998, Branch Chief in Enforcement at U.S. Securities and Exchange Commission in San Francisco.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005)	Vice President, Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

64

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the Trust; (Term of Office, and
Length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

 65

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset-backed securities Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

bond anticipation notes Obligations sold by a municipality on an interim basis in anticipation of the municipality’s issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all dividends were reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount returned to the bondholder.

Portfolio terms

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES	Adjustable convertible extendable security
BAN	Bond anticipation note
COP	Certificate of participation
GAN	Grant anticipation note
GO	General obligation
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond
M/F	Multi-family
RAN	Revenue anticipation note
RB	Revenue bond
S/F	Single-family
TAN	Tax anticipation note
TECP	Tax-exempt commercial paper
TRAN	Tax and revenue anticipation note
VRD	Variable-rate demand

66

money market securities High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, bankers acceptances, notes and time deposits.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

 67

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you’re an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab Technology Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Viewpoints Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Short/Intermediate Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Short/Intermediate
  Tax-Free Bond Fundtm
Schwab California Long-Term Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR26568-04

Schwab Retirement Advantage Money Fundtm
Schwab Investor Money Fundtm

Annual Report
December 31, 2006

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

I want to thank you for entrusting us with your investments. I have always felt that money funds play an integral role in providing current income for cash between long-term investments. While no investment is completely risk-free, money funds are a good choice for investors who want to reduce volatility inherent in mostly stock portfolios.

Schwab Funds® are managed by Charles Schwab Investment Management, Inc., one of the largest mutual fund managers in the U.S. Our portfolio managers share a passion for investment research and analysis. I am proud of their depth of experience, which reflects an average of 14 years in the investment industry. And, I am impressed by the commitment that our managers bring to the stewardship of the funds, for you, their shareholders.

Whether you’re in a higher tax bracket and could use the potential benefits of municipal money funds, or are looking for the added protection of U.S. Government securities, we offer a range of money funds with distinct investment strategies to meet your needs.

In closing, once again I want to thank you for choosing Schwab. We strive every day to warrant the trust you have placed in us.

Sincerely,

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund 1

From the President

Evelyn Dilsaver is President and CEO of Charles Schwab Investment Management, Inc. and of each of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I am pleased to present the annual report for your Schwab money fund for the period ended December 31, 2006. During the report period, our money funds performed as designed, providing you with current income, as well as stability of capital and convenient access to your money.

Schwab offers a range of both taxable and tax-advantaged money funds with distinct investment strategies. We recently expanded our money fund product line with the launch of the Schwab AMT Tax-Free Money Fundtm. This fund is designed for investors seeking income exempt from the alternative minimum tax.

I would also like to take this opportunity to remind you that our lower priced Schwab Value Advantage Investments® shares are available with many of our money funds, including the Schwab AMT Tax-Free Money Fund. These shares are designed for investors who have larger balances and don’t need frequent access to their cash. They require a minimum initial investment of $25,000 ($15,000 for IRA and custodial accounts) but may offer higher yields than Sweep Investments.

In closing, I speak for all of us at Schwab when I say our goal is to give you the financial products, guidance and personal relationship you need to succeed.

Thank you for investing in Schwab Funds®.

Sincerely,

Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax. Capital gains are not exempt from federal income tax.

2 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

The Investment Environment and the Funds

Linda Klingman, vice president and senior portfolio manager, has overall responsibility for the management of the funds.

Mike Neitzke, portfolio manager, has day-to-day responsibility for management of the funds.

As the U.S. economy transitioned towards slower growth, the markets remained resilient and ended the one-year period with positive results, aided by higher corporate profitability, falling energy/commodity prices, and stable interest rates. Major equity indexes finished off the year with bullish returns, while Treasury debt prices drifted lower in response to a handful of strong U.S. economic reports towards the end of the period. Several key issues continued to resonate with investors, including Federal Reserve (the Fed) policy, slowing economic growth, inflation concerns, a sluggish real estate market, and fluctuating energy prices.

Though falling existing home sales and lower motor vehicle production did much to curtail growth in the eyes of the Fed, favorable labor market conditions, sustained increases in labor income, and lower energy prices continued to promote sustainable growth. The unemployment rate fell to a cyclical low of 4.5% in the fourth quarter of 2006, while consumer spending and business investment remained key contributors to GDP growth.

In its December 2006 statement, the Fed noted that the economy appeared to be growing at a more moderate rate as a result of prior rate increases, lagged effects of energy prices, which remained relatively high, despite recent declines, and a substantial cooling of the housing market. Consistent with the Fed’s report, GDP continued to decline, growing approximately 2% in the fourth quarter of 2006, down significantly relative to prior periods.

Energy prices remained a key issue in the markets over the past year. Unlike 2005, the past year saw a rather mild hurricane season. Prices declined throughout the report period due to a lack of hurricanes in the Gulf of Mexico, as well as an increase in U.S. fuel inventories. More recently, abundant heating inventories, warmer weather, and skepticism regarding OPEC’s proposed production cuts contributed to a slip in oil prices. Crude oil has declined roughly 28% since July 2006’s record $78.40 per barrel, yet still remained around the $55-$56 per barrel range at the end of the report period, as diminishing U.S. crude inventories and concern about global surplus lingered in investors’ minds.

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund 3

The Investment Environment and the Funds continued

The events of 2006 also had a significant impact on the housing market. Housing starts and existing home sales continued to decline throughout the period, even though by historical standards, they remained relatively strong. Although housing negatively affected GDP, rebounds in income, consumer spending, and investments helped to offset the impact. Concerns remained as to whether the Fed’s actions, and the immediate effects on the housing market, would spill over into the rest of the economy.

Inflation continued to be of concern to the Fed throughout 2006. Core inflation, which excludes the more volatile food and energy components, decelerated significantly, yet still remained above their comfort zone. In efforts to curb inflationary pressures, the Fed raised short-term interest rates four times during the report period. The August 2006 meeting marked a key point in the year as the Fed elected at that time to leave the target rate unchanged at 5.25%, where it remained as of the end of the report period. This was the first time they had not raised rates since the series of 17 consecutive rate hikes began in June 2004.

As the Fed raised short-term interest rates earlier in the year, the money market yield curve maintained a positive slope. In this environment, the funds’ variable rate securities holdings were beneficial as their interest rates reset frequently, allowing the funds to quickly capture the rise in market rates.

Mid-year, our expectations were that growth would slow and inflation would moderate leading the Fed to pause in its rate-hiking campaign. At this time, we felt the longer end of the curve represented value and provided a good opportunity to add yield to the portfolios. To that end, we extended the funds and maintained a weighted average maturity (WAM) longer than other funds with similar investment objectives throughout the second half of the year. This action benefited the funds’ performance because we extended the WAM during a period in which the money market curve was positively sloped. This allowed us to add yield to the portfolios prior to the flattening and subsequent inversion of the curve.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Performance and Fund Facts as of 12/31/06

 Seven-Day Yields

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Retirement Advantage
	Money Fund	Investor Money Fund
Ticker Symbol	SWIXX	SWRXX

Seven-Day Yield[1]	4.89%	4.72%

Seven-Day Yield–No Waiver[2]	4.72%	n/a

Seven-Day Effective Yield[1]	5.01%	4.83%

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Statistics

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

Retirement Advantage
	Money Fund	Investor Money Fund

Weighted Average Maturity	55 days	59 days

Credit Quality of Holdings % of portfolio	100% Tier 1	100% Tier 1

Minimum Initial Investment[3]	$25,000	$1 Retirement Plan Participants
$2,500 Other Investors

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

1Fund expenses have been partially absorbed by CSIM and Schwab.

2Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

3Please see prospectus for further detail and eligibility requirements.

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund 5

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2006 and held through December 31, 2006.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/06	at 12/31/06	7/1/06–12/31/06

Schwab Retirement Advantage Money Fundtm
Actual Return	0.49%	$1,000	$1,024.80	$2.50
Hypothetical 5% Return	0.49%	$1,000	$1,022.74	$2.50

Schwab Investor Money Fundtm
Actual Return	0.67%	$1,000	$1,024.00	$3.42
Hypothetical 5% Return	0.67%	$1,000	$1,021.83	$3.41

1Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

6 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Schwab Retirement Advantage Money Fundtm

Financial Statements

Financial Highlights

	1/1/06–	1/1/05–	1/1/04–	1/1/03–	1/1/02–
	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income from investment operations:
Net investment income	0.05	0.03	0.01	0.01	0.01

Less distributions:
Dividends from net investment income	(0.05)	(0.03)	(0.01)	(0.01)	(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	4.67	2.81	0.95	0.74	1.48

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.49	0.49	0.49	0.50	0.50
Gross operating expenses	0.64	0.63	0.63	0.63	0.63
Net investment income	4.59	2.75	0.94	0.75	1.46
Net assets, end of period ($ x 1,000,000)	802	571	680	766	907

See financial notes 7

Schwab Retirement Advantage Money Fund

Portfolio Holdings as of December 31, 2006

This section shows all the securities in the fund’s portfolio by industry classification and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

77.5%	Fixed-Rate Obligations	621,256	621,256
7.7%	Variable-Rate Obligations	61,851	61,851
14.6%	Other Investments	117,402	117,402

99.8%	Total Investments	800,509	800,509
0.2%	Other Assets and Liabilities		1,721

100.0%	Net Assets		802,230

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 77.5% of net assets

Bank Notes 2.3%

Bank of America, N.A.
5.33%, 02/13/07	5,000	5,000
5.33%, 03/08/07	1,000	1,000
5.30%, 03/09/07	9,000	9,000
5.31%, 04/02/07	3,000	3,000

		18,000

Certificates of Deposit 20.1%

Abbey National Treasury Services PLC
5.32%, 06/22/07 (a)	2,000	2,000
Alliance & Leicester PLC
5.34%, 03/01/07	5,000	5,000
Banco Bilbao Vizcaya Argentaria S.A.
5.53%, 02/27/07	6,000	5,995
Bank of the West
5.34%, 04/26/07	5,000	5,000
Bank of Tokyo Mitsubishi UFJ, Ltd
5.31%, 04/03/07	7,000	7,000
Barclays Bank PLC
5.31%, 01/04/07	1,000	1,000
5.32%, 02/13/07	6,000	6,000
5.33%, 02/14/07	8,000	8,000
5.33%, 03/27/07	2,000	2,000
4.26%, 04/05/07	5,000	5,000
Bayerische Hypo- und Vereinsbank AG
5.32%, 01/24/07	2,000	2,000
BNP Paribas
5.36%, 05/31/07	2,000	2,000
5.32%, 06/27/07	6,000	6,000
Calyon ECD
5.31%, 06/22/07	2,000	2,000
Canadian Imperial Bank of Commerce
5.33%, 02/16/07	9,000	9,000
Citibank, N.A.
5.30%, 03/12/07	7,000	7,000
5.33%, 03/27/07	3,000	3,000
Citizens Bank Of Pennsylvania
5.33%, 01/31/07	3,000	3,000
Credit Agricole S.A.
5.32%, 02/09/07	6,000	6,000
Credit Suisse
5.37%, 03/08/07	4,000	4,000
Deutsche Bank, AG
4.85%, 01/26/07	2,000	2,000
5.01%, 02/09/07	1,000	1,000
5.42%, 02/12/07	6,000	6,000
5.25%, 03/20/07	5,000	4,998
DnB NOR Bank ASA
5.33%, 01/18/07	1,000	1,000
HSBC Bank, PLC
5.31%, 05/08/07	7,000	7,000
Landesbank Baden-Wurttemberg
5.32%, 01/05/07	1,000	1,000
Landesbank Hessen-Thueringen Girozentrale
5.32%, 01/16/07	2,000	2,000
Mitsubishi UFJ Trust & Banking Corp.
5.57%, 01/08/07	3,000	3,000
5.31%, 05/08/07	3,000	3,000
Mizuho Corporate Bank Ltd.
5.33%, 01/10/07	2,000	2,000
5.32%, 05/03/07	1,000	1,000
Northern Rock, PLC
5.33%, 01/23/07	3,000	3,000
5.32%, 02/05/07	2,000	2,000
Royal Bank of Scotland, PLC
5.32%, 03/15/07	2,000	2,000
San Paolo IMI SpA
5.32%, 02/16/07	2,000	2,000
Skandinaviska Enskilda Banken AB
5.31%, 05/30/07	5,000	5,000
Societe Generale
5.32%, 02/12/07	1,000	1,000
5.31%, 04/04/07	1,000	1,000
5.32%, 06/22/07	3,000	3,000
Svenska Handelsbanken AB
5.30%, 03/12/07	6,000	6,000
Unicredito Italiano SpA
5.32%, 01/26/07	5,000	5,000
5.42%, 02/28/07	2,000	2,000
5.33%, 06/21/07	1,000	1,000
Washington Mutual Bank
5.34%, 03/20/07	2,000	2,000
5.29%, 05/30/07	1,000	1,000

		160,993

8 See financial notes

Schwab Retirement Advantage Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Commercial Paper & Other Corporate Obligations 54.6%

Alliance & Leicester, PLC
5.33%, 03/08/07 (c)	1,000	990
Amstel Funding Corp.
5.31%, 03/28/07 (b)(c)	1,000	988
5.36%, 04/13/07 (b)(c)	5,000	4,926
5.34%, 04/20/07 (b)(c)	3,000	2,953
Amsterdam Funding Corp.
5.35%, 05/04/07 (a)(b)(c)	3,000	2,947
Anglo Irish Bank Corp., PLC
5.33%, 01/19/07 (c)	1,000	997
ANZ National (In’t) Ltd.
5.31%, 03/30/07 (a)	4,000	3,949
Aquinas Funding, L.L.C.
5.33%, 03/26/07 (a)(b)(c)	2,000	1,975
5.33%, 07/06/07 (a)(b)(c)	2,000	1,946
Atlantis One Funding Corp.
5.36%, 01/10/07 (b)(c)	3,000	2,996
5.30%, 02/02/07 (b)(c)	1,000	995
5.32%, 02/16/07 (b)(c)	1,000	993
5.41%, 02/16/07 (b)(c)	3,000	2,980
5.33%, 02/22/07 (b)(c)	4,000	3,970
5.30%, 03/16/07 (b)(c)	4,000	3,957
5.38%, 03/16/07 (b)(c)	1,500	1,484
Australia & New Zealand Banking Group
5.35%, 01/08/07	3,000	2,997
Bank of America Corp.
5.35%, 02/26/07	1,000	992
5.30%, 03/06/07	12,000	11,888
5.30%, 03/09/07	1,000	990
5.33%, 03/09/07	4,000	3,961
5.33%, 03/19/07	2,000	1,978
5.30%, 04/27/07	5,000	4,916
Bank of Ireland
5.31%, 05/21/07 (c)	4,000	3,919
Bear Stearns Companies, Inc.
5.34%, 01/17/07	1,000	998
5.33%, 01/19/07	3,000	2,992
5.37%, 03/09/07	1,000	990
Beta Finance, Inc.
5.32%, 01/05/07 (b)(c)	3,000	2,998
Calyon North America, Inc.
5.31%, 04/03/07 (a)	5,000	4,933
Cancara Asset Securitisation, L.L.C.
5.32%, 01/12/07 (a)(b)(c)	5,000	4,992
5.33%, 01/17/07 (a)(b)(c)	2,000	1,995
CC (USA), Inc.
5.33%, 01/30/07 (b)(c)	1,000	996
5.37%, 03/09/07 (b)(c)	2,000	1,981
5.31%, 05/22/07 (b)(c)	4,000	3,919
Chariot Funding, L.L.C.
5.31%, 02/07/07 (a)(b)(c)	5,000	4,973
Citigroup Funding, Inc.
5.33%, 01/18/07 (a)	7,000	6,983
5.32%, 01/19/07 (a)	1,000	997
5.32%, 01/24/07 (a)	3,000	2,990
5.33%, 02/20/07 (a)	8,000	7,942
5.34%, 04/23/07 (a)	2,500	2,459
Clipper Receivables Co., L.L.C.
5.30%, 01/12/07 (a)(b)(c)	11,000	10,982
Cobbler Funding, L.L.C.
5.31%, 03/01/07 (b)(c)	1,500	1,487
5.34%, 03/15/07 (b)(c)	1,000	989
Concord Minutemen Capital Co., Series A
5.31%, 01/11/07 (a)(b)(c)	4,000	3,994
5.32%, 01/22/07 (a)(b)(c)	4,000	3,988
5.43%, 02/14/07 (a)(b)(c)	2,000	1,987
Crown Point Capital Co., L.L.C.
5.32%, 01/18/07 (a)(b)(c)	6,000	5,985
5.33%, 01/18/07 (a)(b)(c)	3,330	3,322
5.33%, 02/06/07 (a)(b)(c)	2,481	2,468
Dakota CP Notes of Citibank Credit Card Issuance Trust
5.32%, 01/08/07 (b)(c)	4,000	3,996
5.34%, 01/22/07 (b)(c)	4,000	3,988
5.33%, 02/08/07 (b)(c)	7,000	6,961
5.33%, 02/08/07 (b)(c)	2,000	1,989
5.33%, 02/09/07 (b)(c)	1,000	994
Dexia Delaware, L.L.C.
5.31%, 03/13/07 (a)	6,000	5,938
DnB NOR Bank ASA
5.42%, 02/15/07	3,000	2,980
5.42%, 02/21/07	4,000	3,970
Dorada Finance, Inc.
5.37%, 03/08/07 (b)(c)	2,000	1,981
5.33%, 04/02/07 (b)(c)	1,000	987
Edison Asset Securitization Corp., L.L.C.
5.32%, 06/20/07 (a)(b)(c)	2,000	1,951
Fairway Finance Co., L.L.C.
5.31%, 03/12/07 (a)(b)(c)	5,000	4,949
Falcon Asset Securitization Corp.
5.31%, 01/09/07 (a)(b)(c)	2,703	2,700
Five Finance, Inc.
5.32%, 02/15/07 (b)(c)	1,000	993
5.33%, 02/22/07 (b)(c)	1,000	992
5.31%, 03/09/07 (b)(c)	1,000	990
5.31%, 03/29/07 (b)(c)	1,000	988
Galaxy Funding, Inc.
5.30%, 03/05/07 (b)(c)	3,000	2,973
General Electric Capital Corp.
5.57%, 04/20/07	3,000	2,951
5.41%, 05/01/07	8,000	7,861
5.38%, 05/25/07	7,000	6,855
5.30%, 06/11/07	2,000	1,954
5.32%, 06/28/07	5,000	4,873
General Electric Capital Services
5.32%, 02/06/07	4,000	3,979
5.31%, 07/05/07	5,000	4,867
Grampian Funding L.L.C.
5.32%, 03/28/07 (a)(b)(c)	1,000	988
HBOS Treasury Services PLC
5.33%, 02/08/07 (a)	4,500	4,475
5.33%, 02/12/07 (a)	4,000	3,975
HSBC U.S.A., Inc.
5.33%, 06/21/07	3,000	2,926
IXIS Commercial Paper Corp.
5.55%, 01/04/07 (a)(c)	1,000	1,000
5.30%, 01/19/07 (a)(c)	5,000	4,987
5.31%, 03/16/07 (a)(c)	1,250	1,237
Jupiter Securitization Corp.
5.31%, 02/05/07 (a)(b)(c)	3,250	3,233
5.30%, 02/07/07 (a)(b)(c)	2,690	2,675

See financial notes 9

Schwab Retirement Advantage Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

K2 (USA), Inc.
5.33%, 01/10/07 (b)(c)	2,000	1,997
5.32%, 01/16/07 (b)(c)	1,000	998
5.37%, 03/20/07 (b)(c)	2,000	1,977
Klio II Funding Corp.
5.33%, 01/22/07 (b)(c)	2,500	2,492
5.32%, 03/08/07 (b)(c)	2,130	2,110
Klio III Funding Corp.
5.35%, 01/12/07 (b)(c)	1,000	998
5.35%, 01/24/07 (b)(c)	3,000	2,990
Lexington Parker Capital Co., L.L.C.
5.32%, 01/16/07 (a)(b)(c)	2,000	1,996
5.33%, 02/02/07 (a)(b)(c)	3,000	2,986
5.32%, 02/09/07 (a)(b)(c)	1,500	1,492
Mane Funding Corp.
5.33%, 01/23/07 (b)(c)	1,000	997
5.31%, 02/06/07 (b)(c)	2,000	1,989
Merrill Lynch & Co., Inc.
5.36%, 06/15/07	6,000	5,858
Mont Blanc Capital Corp.
5.30%, 03/07/07 (a)(b)(c)	1,000	991
5.32%, 03/21/07 (a)(b)(c)	3,000	2,966
Morgan Stanley
5.32%, 06/26/07	9,000	8,772
Nationwide Building Society US
5.31%, 05/03/07	5,500	5,404
Nieuw Amsterdam Receivables Corp.
5.33%, 01/16/07 (a)(b)(c)	3,193	3,186
Old Line Funding, L.L.C.
5.33%, 01/22/07 (a)(b)(c)	12,322	12,284
Park Granada, L.L.C.
5.32%, 01/17/07 (b)(c)	3,364	3,356
Picaros Funding, L.L.C.
5.32%, 01/10/07 (a)(b)(c)	4,000	3,995
5.38%, 03/01/07 (a)(b)(c)	2,000	1,983
Ranger Funding Co., L.L.C.
5.31%, 01/23/07 (a)(b)(c)	1,000	997
San Paolo IMI U.S. Financial Co.
5.37%, 03/13/07 (a)	6,000	5,938
Santander Central Hispano Finance (Delaware), Inc.
5.35%, 04/25/07 (a)	4,000	3,934
Scaldis Capital Ltd.
5.30%, 02/26/07 (a)(b)(c)	4,356	4,321
5.31%, 03/12/07 (a)(b)(c)	2,000	1,980
5.32%, 03/26/07 (a)(b)(c)	5,000	4,939
Sedna Finance, Inc.
5.33%, 01/24/07 (b)(c)	1,000	997
5.33%, 03/21/07 (b)(c)	2,000	1,977
Sheffield Receivables Corp.
5.32%, 01/08/07 (a)(b)(c)	4,000	3,996
Sigma Finance, Inc.
5.33%, 03/05/07 (b)(c)	5,000	4,954
5.30%, 03/06/07 (b)(c)	1,500	1,486
5.31%, 05/29/07 (b)(c)	4,000	3,915
Societe Generale North America, Inc.
5.33%, 03/01/07 (a)	7,950	7,882
5.30%, 03/08/07 (a)	1,650	1,634
5.30%, 06/11/07 (a)	1,000	977
Stanfield Victoria Funding
5.33%, 03/06/07 (b)(c)	3,500	3,467
Svenska Handelsbanken, Inc.
5.33%, 01/26/07 (a)	3,800	3,786
Swedbank AB
5.34%, 05/02/07	1,500	1,474
Swedbank Mortgage AB
5.31%, 02/07/07	3,000	2,984
Swedbank AB
5.33%, 02/21/07	2,000	1,985
Thunder Bay Funding, L.L.C.
5.32%, 01/10/07 (a)(b)(c)	3,000	2,996
5.33%, 01/16/07 (a)(b)(c)	3,000	2,993
Tulip Funding Corp.
5.33%, 01/16/07 (a)(b)(c)	1,115	1,113
UBS Finance (Delaware), Inc.
5.35%, 02/01/07 (a)	5,000	4,977
5.33%, 04/02/07 (a)	1,150	1,135
Unicredito Italiano Bank (Ireland) PLC
5.33%, 02/06/07 (c)	1,000	995
5.33%, 02/07/07 (c)	1,000	995
Westpac Banking Corp.
5.32%, 01/22/07 (c)	10,000	9,969
Westpac Trust Securities NZ Ltd.
5.33%, 02/12/07 (a)(c)	1,000	994
Windmill Funding Corp.
5.32%, 01/04/07 (a)(b)(c)	1,000	1,000
5.32%, 01/25/07 (a)(b)(c)	2,500	2,491
5.32%, 01/25/07 (a)(b)(c)	2,000	1,993
5.32%, 01/26/07 (a)(b)(c)	3,000	2,989

		438,263

Promissory Notes 0.5%

The Goldman Sachs Group, Inc.
5.64%, 04/10/07 (d)	4,000	4,000

Total Fixed-Rate Obligations (Cost $621,256)		621,256

Variable-Rate Obligations 7.7% of net assets

BMC Special Care Facilities Financing Authority of the City of Montgomery, Alabama
5.35%, 01/04/07 (a)	1,780	1,780
BNP Paribas
5.30%, 01/02/07	5,000	4,999
5.29%, 01/03/07	9,000	8,998
CC (USA), Inc.
5.36%, 01/16/07 (b)(c)	6,000	6,000
City of New Britain, Connecticut
5.38%, 01/04/07 (a)	2,800	2,800
City of Palm Springs, California
5.35%, 01/04/07 (a)	8,000	8,000
Liberty Lighthouse U.S. Capital Co., L.L.C.
5.32%, 01/02/07 (b)(c)	2,000	2,000
Links Finance, L.L.C.
5.36%, 01/29/07 (b)(c)	1,000	1,000
LoanStar Assets Partners II, L.P.
5.37%, 01/04/07 (a)	5,000	5,000
New York City IDA
5.40%, 01/04/07 (a)	145	145
Royal Bank of Canada
5.28%, 01/03/07	9,000	8,999
Sigma Finance, Inc.
5.34%, 03/26/07 (b)(c)	3,000	3,000

10 See financial notes

Schwab Retirement Advantage Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Sumitomo Trust & Banking Co.
5.35%, 01/29/07	5,000	5,000
Wachovia Asset Securitization Issuance, L.L.C.
5.34%, 01/25/07 (a)(b)(c)	1,129	1,130
White Pine Finance, L.L.C.
5.31%, 01/22/07 (b)(c)	3,000	3,000

Total Variable-Rate Obligations (Cost $61,851)		61,851

	Maturity Amount	Value
Security	($ x 1,000)	($ x 1,000)

Other Investments 14.6% of net assets

Repurchase Agreements 14.6%

Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement dated 12/29/06, due 01/02/07 at 5.32%, fully collateralized by U.S. Government Securities with a value of $2,453.	2,403	2,402

UBS Financial Services, Inc.
Tri-Party Repurchase Agreement dated 12/29/06, due 01/02/07 at 5.32%, fully collateralized by U.S. Government Securities with a value of $117,302.	115,068	115,000

Total Other Investments (Cost $117,402)		117,402

End of Investments.

At 12/31/06, the tax basis cost of the fund’s investments was $800,509.

At 12/31/06, portfolio holdings included illiquid and/or restricted securities as follows:

Issuer
Rate, Acquisition Date,	Face Amount	Value
Maturity Date	($ x 1,000)	($ x 1,000)

The Goldman Sachs Group, Inc.
5.64%, 07/14/06, 04/10/07	4,000	4,000

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $277,094 or 34.5% of net assets.
(d)	Restricted and/or illiquid security.

IDA — Industrial Development Authority

See financial notes 11

Schwab Retirement Advantage Money Fund

Statement of
Assets and Liabilities
As of December 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value		$683,107
Repurchase agreements, at cost and value		117,402

Total Investments, at cost and value		800,509
Receivables:
Fund shares sold		1,013
Interest		2,578
Prepaid expenses	+	2

Total assets		804,102

Liabilities
Payables:
Investment adviser and administrator fees		15
Transfer agent and shareholder services fees		15
Fund shares redeemed		1,651
Dividends to shareholders		189
Accrued expenses	+	2

Total liabilities		1,872

Net Assets
Total assets		804,102
Total liabilities	−	1,872

Net assets		$802,230
Net Assets by Source
Capital received from investors		802,230

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$802,230		802,288		$1.00

12 See financial notes

Schwab Retirement Advantage Money Fund

Statement of
Operations
For January 1, 2006 through December 31, 2006. All numbers x 1,000.

Investment Income
Interest		$33,464

Expenses
Investment adviser and administrator fees		2,502
Transfer agent and shareholder service fees		1,448
Registration fees		138
Portfolio accounting fees		57
Custodian fees		30
Professional fees		26
Trustees’ fees		20
Shareholder reports		3
Overdraft expense		3
Other expenses	+	9

Total expenses		4,236
Expense reduction by adviser and Schwab	−	1,007

Net expenses		3,229

Increase in Net Assets from Operations
Total investment income		33,464
Net expenses	−	3,229

Net investment income		30,235

Increase in net assets from operations		$30,235

See financial notes 13

Schwab Retirement Advantage Money Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		1/1/06-12/31/06	1/1/05-12/31/05
Net investment income		$30,235	$17,635

Increase in net assets from operations		30,235	17,635

Distributions Paid
Dividends from net investment income		30,235	17,635

Transactions in Fund Shares*
Shares sold		646,474	328,145
Shares reinvested		29,329	17,297
Shares redeemed	+	(444,633)	(454,550)

Net transactions in fund shares		231,170	(109,108)

Net Assets
Beginning of period		571,060	680,168
Total increase or decrease	+	231,170	(109,108)

End of period		$802,230	$571,060

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

14 See financial notes

Schwab Investor Money Fund

Schwab Investor Money Fundtm

Financial Statements

Financial Highlights

	1/1/06–	1/1/05–	1/1/04–	1/1/03–	1/1/02–
	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income from investment operations:
Net investment income	0.04	0.03	0.01	0.01	0.01

Less distributions:
Dividends from net investment income	(0.04)	(0.03)	(0.01)	(0.01)	(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	4.50	2.63	0.77	0.58	1.30

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.67	0.67	0.66	0.66	0.68
Gross operating expenses	0.67	0.67	0.66	0.66	0.68
Net investment income	4.50	2.61	0.76	0.58	1.28
Net assets, end of period ($ x 1,000,000)	1,314	521	492	578	566

See financial notes 15

Schwab Investor Money Fund

Portfolio Holdings as of December 31, 2006

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

79.8%		Fixed-Rate Obligations	1,048,722	1,048,722
9.8%		Variable-Rate Obligations	128,405	128,405
10.5%		Other Investment	138,200	138,200

100.1%		Total Investments	1,315,327	1,315,327
(0	.1)%	Other Assets and Liabilities		(1,673)

100.0%		Net Assets		1,313,654

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 79.8% of net assets

Bank Notes 0.9%

Bank of America, N.A.
5.51%, 01/24/07	4,000	4,000
5.31%, 03/02/07	4,000	4,000
5.33%, 03/08/07	2,000	2,000
5.31%, 04/02/07	2,000	2,000

		12,000

Certificates of Deposit 22.5%

Banca Intesa SpA
5.32%, 02/28/07	2,000	2,000
5.35%, 04/16/07	6,000	6,000
5.36%, 04/18/07	2,000	2,000
Banco Bilbao Vizcaya Argentaria S.A.
5.33%, 01/22/07	15,000	15,001
Bank of Ireland
5.33%, 05/10/07	4,000	4,000
Bank of the West
5.31%, 01/24/07	3,000	3,000
Barclays Bank PLC
5.31%, 01/04/07	4,000	4,000
5.32%, 01/30/07	3,000	3,000
5.32%, 02/13/07	2,000	2,000
5.30%, 03/12/07	3,000	2,998
5.31%, 03/13/07	7,000	7,000
5.26%, 04/05/07	2,000	2,000
Bayerische Hypo- und Vereinsbank AG
5.32%, 01/24/07	2,000	2,000
BNP Paribas
5.31%, 04/04/07	1,000	1,000
5.36%, 05/31/07	3,000	3,000
5.32%, 06/27/07	13,000	13,000
Calyon
5.31%, 01/29/07	2,000	2,000
5.33%, 02/20/07	10,000	10,000
Citibank, N.A.
5.33%, 01/29/07	5,000	5,000
5.32%, 03/27/07	3,000	3,000
Credit Agricole S.A.
5.36%, 01/11/07	2,000	2,000
5.32%, 02/09/07	13,000	13,000
5.34%, 04/30/07	2,000	2,000
5.37%, 05/18/07	5,000	5,000
Credit Suisse
5.37%, 03/08/07	2,000	2,000
5.30%, 06/14/07	19,000	19,000
Deutsche Bank, AG
4.85%, 01/26/07	2,000	2,000
5.01%, 02/09/07	1,000	1,000
5.42%, 02/12/07	25,000	25,000
DnB NOR Bank ASA
5.33%, 01/18/07	1,000	1,000
First Tennessee Bank, N.A.
5.32%, 02/28/07	5,000	5,000
HSBC Bank, PLC
5.31%, 05/08/07	12,000	12,000
ING Bank N.V.
5.40%, 02/20/07	5,000	5,000
Landesbank Baden-Wurttemberg
5.32%, 01/05/07	3,000	3,000
5.32%, 03/28/07	9,000	9,000
Landesbank Hessen-Thueringen Girozentrale
5.32%, 01/16/07	4,000	4,000
Lloyds TSB Bank, PLC
5.30%, 01/09/07	7,000	7,000
Mitsubishi UFJ Trust & Banking Corp.
5.58%, 01/22/07	7,000	7,000
5.31%, 05/08/07	2,000	2,000
Mizuho Corporate Bank Ltd.
5.33%, 01/10/07	5,000	5,000
5.33%, 02/27/07	1,000	1,000
Northern Rock, PLC
5.33%, 01/23/07	4,000	4,000
5.32%, 02/05/07	3,000	3,000
San Paolo IMI SpA
5.32%, 02/16/07	18,000	18,000
Skandinaviska Enskilda Banken AB
5.31%, 05/30/07	1,000	1,000
Societe Generale
5.32%, 02/12/07	2,000	2,000
5.30%, 04/30/07	3,000	3,000
5.32%, 07/02/07	1,000	1,000
Toronto Dominion Bank
5.40%, 02/21/07	2,000	2,000
5.32%, 03/15/07	13,000	13,000

16 See financial notes

Schwab Investor Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Unicredito Italiano SpA
5.32%, 01/08/07	1,000	1,000
5.45%, 02/09/07	1,000	1,000
5.38%, 03/13/07	8,000	8,000
5.40%, 03/20/07	4,000	4,000
5.33%, 06/21/07	5,000	5,000
Washington Mutual Bank
5.50%, 02/01/07	2,000	2,000
Wilmington Trust Co.
5.36%, 04/13/07	4,000	4,000

		295,999

Commercial Paper & Other Corporate Obligations 56.4%

Alliance & Leicester PLC
5.33%, 03/08/07 (c)	2,000	1,981
5.33%, 05/18/07 (c)	2,000	1,960
Allied Irish Banks North America, Inc.
5.38%, 02/28/07 (a)	3,000	2,975
Amstel Funding Corp.
5.32%, 01/26/07 (b)(c)	1,500	1,495
5.42%, 02/21/07 (b)(c)	6,000	5,955
5.31%, 03/26/07 (b)(c)	6,000	5,928
5.36%, 04/13/07 (b)(c)	4,000	3,941
5.32%, 05/18/07 (b)(c)	1,000	980
5.33%, 06/20/07 (b)(c)	1,000	976
Amsterdam Funding Corp.
5.31%, 01/12/07 (a)(b)(c)	2,200	2,196
Anglo Irish Bank Corp., PLC
5.34%, 02/13/07 (c)	2,000	1,987
Aquinas Funding, L.L.C.
5.33%, 07/06/07 (a)(b)(c)	6,000	5,839
Atlantic Asset Securitization, L.L.C.
5.36%, 01/19/07 (a)(b)(c)	2,000	1,995
5.33%, 03/15/07 (a)(b)(c)	6,129	6,064
Atlantis One Funding Corp.
5.58%, 01/03/07 (b)(c)	2,000	1,999
5.45%, 02/07/07 (b)(c)	6,000	5,967
5.37%, 03/05/07 (b)(c)	3,000	2,973
5.32%, 03/14/07 (b)(c)	8,180	8,094
5.32%, 03/27/07 (b)(c)	5,000	4,938
5.33%, 05/09/07 (b)(c)	7,000	6,871
Australia & New Zealand Banking Group
5.35%, 01/08/07	7,500	7,492
Bank of America Corp.
5.32%, 02/05/07	9,000	8,954
5.35%, 02/26/07	8,000	7,935
5.31%, 03/02/07	6,000	5,948
5.32%, 03/07/07	6,000	5,943
5.33%, 03/09/07	5,000	4,951
5.33%, 03/19/07	1,500	1,483
5.31%, 04/02/07	1,000	987
5.30%, 04/27/07	5,000	4,916
5.33%, 06/04/07	4,000	3,911
Bank of Ireland
5.31%, 05/21/07 (c)	6,000	5,879
Barclays US Funding Corp.
5.32%, 01/12/07 (a)	1,000	998
Barton Capital Corp.
5.32%, 01/18/07 (a)(b)(c)	9,000	8,978
Bear Stearns Companies, Inc.
5.37%, 03/08/07	2,000	1,981
5.37%, 03/16/07	2,000	1,979
5.32%, 03/23/07	1,000	988
5.31%, 04/27/07	1,000	983
Beta Finance, Inc.
5.32%, 01/05/07 (b)(c)	1,000	999
Calyon North America, Inc.
5.31%, 03/02/07 (a)	2,000	1,983
Cancara Asset Securitisation, L.L.C.
5.32%, 01/12/07 (a)(b)(c)	8,440	8,426
5.33%, 01/26/07 (a)(b)(c)	4,000	3,985
CC (USA), Inc.
5.33%, 01/24/07 (b)(c)	5,000	4,983
5.37%, 03/09/07 (b)(c)	6,000	5,942
5.38%, 03/22/07 (b)(c)	2,000	1,977
5.31%, 05/22/07 (b)(c)	3,000	2,939
Citigroup Funding, Inc.
5.32%, 01/05/07 (a)	1,000	999
5.32%, 01/18/07 (a)	11,000	10,973
5.32%, 01/18/07 (a)	2,000	1,995
5.32%, 01/19/07 (a)	11,000	10,971
5.32%, 01/24/07 (a)	13,000	12,956
5.33%, 02/20/07 (a)	14,000	13,898
Clipper Receivables Co., L.L.C.
5.32%, 01/25/07 (a)(b)(c)	3,000	2,989
Cobbler Funding L.L.C.
5.31%, 03/01/07 (b)(c)	5,000	4,957
Concord Minutemen Capital Co., Series A
5.43%, 02/14/07 (a)(b)(c)	2,000	1,987
5.42%, 02/20/07 (a)(b)(c)	1,000	993
5.38%, 03/19/07 (a)(b)(c)	10,400	10,283
5.36%, 04/19/07 (a)(b)(c)	4,000	3,937
Crown Point Capital Co., L.L.C.
5.33%, 01/16/07 (a)(b)(c)	2,287	2,282
5.33%, 01/16/07 (a)(b)(c)	2,000	1,996
5.32%, 01/17/07 (a)(b)(c)	11,000	10,974
5.32%, 01/18/07 (a)(b)(c)	1,000	998
5.37%, 04/23/07 (a)(b)(c)	4,000	3,935
Dakota CP Notes of Citibank Credit Card Issuance Trust
5.32%, 01/08/07 (b)(c)	4,000	3,996
5.32%, 01/17/07 (b)(c)	14,000	13,967
5.33%, 02/08/07 (b)(c)	9,000	8,950
5.33%, 02/08/07 (b)(c)	3,000	2,983
DnB NOR Bank ASA
5.46%, 02/08/07	1,000	994
5.42%, 02/15/07	9,000	8,941
5.37%, 03/07/07	1,400	1,387
5.37%, 03/19/07	1,000	989
Dorada Finance, Inc.
5.48%, 01/30/07 (b)(c)	4,000	3,983
5.37%, 03/09/07 (b)(c)	1,000	990
Edison Asset Securitization Corp.
5.32%, 01/05/07 (a)(b)(c)	4,000	3,998
5.32%, 06/20/07 (a)(b)(c)	1,000	976
Falcon Asset Securitization Corp.
5.31%, 01/09/07 (a)(b)(c)	9,000	8,990
Five Finance, Inc.
5.32%, 02/27/07 (b)(c)	5,000	4,958
5.31%, 05/22/07 (b)(c)	2,000	1,959
General Electric Capital Corp.
5.29%, 03/05/07	5,000	4,954
5.41%, 05/01/07	14,000	13,757
5.38%, 05/25/07	5,000	4,897
5.30%, 06/11/07	4,000	3,908

See financial notes 17

Schwab Investor Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

5.32%, 06/28/07	16,000	15,593
General Electric Capital Services
5.32%, 02/06/07	5,000	4,974
5.31%, 07/05/07	11,000	10,708
Grampian Funding, L.L.C.
5.40%, 02/13/07 (a)(b)(c)	1,000	994
5.33%, 02/15/07 (a)(b)(c)	2,000	1,987
5.32%, 03/28/07 (a)(b)(c)	6,000	5,926
5.33%, 04/27/07 (a)(b)(c)	2,450	2,409
5.34%, 04/27/07 (a)(b)(c)	1,000	983
5.33%, 05/21/07 (a)(b)(c)	1,500	1,470
HBOS Treasury Services, PLC
5.32%, 02/06/07 (a)	2,500	2,487
5.32%, 03/14/07 (a)	1,400	1,385
5.31%, 03/26/07 (a)	4,000	3,952
5.32%, 03/26/07 (a)	1,000	988
HSBC U.S.A., Inc.
5.32%, 06/28/07	6,000	5,846
ING (U. S.) Funding, L.L.C.
5.31%, 05/31/07 (a)	1,000	978
Irish Life & Permanent, PLC
5.32%, 02/16/07 (c)	2,000	1,987
5.33%, 06/19/07 (c)	2,500	2,439
IXIS Commercial Paper Corp.
5.55%, 01/04/07 (a)(c)	4,400	4,398
5.30%, 01/19/07 (a)(c)	2,000	1,995
5.31%, 03/26/07 (a)(c)	1,000	988
K2 (USA), L.L.C.
5.33%, 01/10/07 (b)(c)	1,300	1,298
5.57%, 01/16/07 (b)(c)	1,000	998
5.33%, 01/17/07 (b)(c)	1,000	998
5.31%, 03/26/07 (b)(c)	2,000	1,976
KBC Financial Products International, Ltd.
5.29%, 04/05/07 (a)(c)	3,000	2,959
Klio Funding Corp.
5.38%, 01/25/07 (b)(c)	5,000	4,982
Klio II Funding Corp.
5.33%, 01/22/07 (b)(c)	1,000	997
5.37%, 01/25/07 (b)(c)	1,000	996
5.37%, 01/26/07 (b)(c)	7,120	7,094
Lexington Parker Capital Co., L.L.C.
5.31%, 01/04/07 (a)(b)(c)	9,000	8,996
5.36%, 01/09/07 (a)(b)(c)	2,000	1,998
5.31%, 04/12/07 (a)(b)(c)	1,000	985
Links Finance, L.L.C.
5.34%, 04/12/07 (b)(c)	2,000	1,971
Mane Funding Corp.
5.33%, 01/18/07 (b)(c)	1,000	998
5.33%, 01/23/07 (b)(c)	3,000	2,990
5.31%, 02/06/07 (b)(c)	1,000	995
5.33%, 02/20/07 (b)(c)	9,000	8,934
Mont Blanc Capital Corp.
5.30%, 03/07/07 (a)(b)(c)	4,000	3,962
5.32%, 03/21/07 (a)(b)(c)	3,000	2,966
Morgan Stanley
5.33%, 05/22/07	7,000	6,857
5.33%, 06/21/07	8,000	7,803
Nationwide Building Society US
5.36%, 01/08/07	4,500	4,495
5.33%, 03/06/07	5,000	4,953
Nieuw Amsterdam Receivables Corp.
5.33%, 01/16/07 (a)(b)(c)	3,000	2,993
5.33%, 06/13/07 (a)(b)(c)	4,000	3,906
Park Granada, L.L.C.
5.51%, 01/30/07 (b)(c)	1,000	996
5.33%, 04/30/07 (b)(c)	4,000	3,931
Picaros Funding, L.L.C.
5.32%, 01/10/07 (a)(b)(c)	2,000	1,997
5.31%, 02/08/07 (a)(b)(c)	4,000	3,978
5.38%, 03/01/07 (a)(b)(c)	3,000	2,974
San Paolo IMI U.S. Financial Co.
5.32%, 01/30/07 (a)	4,000	3,983
Santander Central Hispano Finance (Delaware), Inc.
5.37%, 04/16/07 (a)	3,000	2,954
5.35%, 04/25/07 (a)	4,000	3,934
Scaldis Capital Ltd.
5.32%, 01/03/07 (a)(b)(c)	1,000	1,000
5.33%, 01/17/07 (a)(b)(c)	6,000	5,986
5.32%, 01/22/07 (a)(b)(c)	3,000	2,991
5.38%, 03/01/07 (a)(b)(c)	12,000	11,897
5.32%, 04/25/07 (a)(b)(c)	1,500	1,475
Sedna Finance, Inc.
5.32%, 01/16/07 (b)(c)	3,000	2,993
5.33%, 01/24/07 (b)(c)	2,000	1,993
Sigma Finance, Inc.
5.56%, 01/12/07 (b)(c)	5,000	4,992
5.33%, 03/05/07 (b)(c)	2,000	1,982
5.33%, 03/29/07 (b)(c)	1,000	987
5.31%, 03/30/07 (b)(c)	1,000	987
5.31%, 05/29/07 (b)(c)	8,000	7,830
Skandinaviska Enskilda Banken AB
5.55%, 01/22/07	10,000	9,969
5.37%, 04/10/07	1,000	986
Societe Generale North America, Inc.
5.33%, 04/02/07 (a)	2,000	1,973
5.37%, 04/20/07 (a)	1,000	984
5.30%, 05/03/07 (a)	5,000	4,913
5.36%, 05/15/07 (a)	2,000	1,962
5.30%, 06/11/07 (a)	3,000	2,931
Stanfield Victoria Funding
5.33%, 01/26/07 (b)(c)	1,000	996
5.33%, 02/15/07 (b)(c)	1,500	1,490
5.32%, 03/06/07 (b)(c)	4,000	3,963
Svenska Handelsbanken, Inc.
5.31%, 01/02/07 (a)	4,000	3,999
Swedbank AG
5.32%, 01/04/07	1,000	1,000
5.34%, 05/02/07	7,000	6,878
Thunder Bay Funding, L.L.C.
5.32%, 01/10/07 (a)(b)(c)	3,000	2,996
5.33%, 02/09/07 (a)(b)(c)	6,805	6,766
UBS Finance (Delaware), Inc.
5.35%, 02/01/07 (a)	6,000	5,973
5.29%, 04/02/07 (a)	16,000	15,790
5.29%, 04/09/07 (a)	16,000	15,774
5.30%, 06/04/07 (a)	6,000	5,867
5.30%, 06/12/07 (a)	1,000	977
Unicredito Italiano Bank (Ireland) PLC
5.33%, 01/08/07 (c)	1,000	999
5.33%, 02/07/07 (c)	2,000	1,989
Westpac Banking Corp.
5.32%, 01/22/07 (c)	9,000	8,972
5.34%, 05/02/07 (c)	1,000	983
5.31%, 05/07/07 (c)	5,000	5,891
5.33%, 05/07/07 (c)	3,000	1,964

18 See financial notes

Schwab Investor Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Westpac Trust Securities NZ, Ltd.
5.36%, 04/17/07 (a)(c)	1,000	985
Whistlejacket Capital, L.L.C.
5.37%, 03/01/07 (b)(c)	1,000	991
Windmill Funding Corp.
5.30%, 01/09/07 (a)(b)(c)	17,000	16,980
Yorktown Capital, L.L.C.
5.33%, 05/10/07 (a)(b)(c)	1,000	981

		740,723

Total Fixed-Rate Obligations (Cost $1,048,722)		1,048,722

Variable-Rate Obligations 9.8% of net assets

Barclays Bank PLC
5.31%, 01/05/07	5,000	5,000
5.30%, 01/29/07	10,000	10,000
BNP Paribas
5.30%, 01/02/07	11,000	10,999
5.29%, 01/03/07	7,000	6,998
5.29%, 01/08/07	7,000	7,000
California Pollution Control Financing Authority
5.39%, 01/03/07 (a)	1,760	1,760
CC (USA), Inc.
5.36%, 01/16/07 (b)(c)	3,000	3,000
Development Authority of Columbus, GA
5.37%, 01/04/07 (a)	1,570	1,570
Eagle County, Colorado Taxable Housing Facilities
5.35%, 01/04/07 (a)	1,500	1,500
Liberty Lighthouse U.S. Capital Co., L.L.C.
5.31%, 01/02/07 (b)(c)	2,000	2,000
5.32%, 01/02/07 (b)(c)	2,000	2,000
Links Finance, L.L.C.
5.31%, 01/08/07 (b)(c)	4,000	4,000
5.37%, 01/16/07 (b)(c)	1,000	1,000
5.36%, 01/29/07 (b)(c)	7,000	7,001
LP Pinewoods SPV, Inc.
5.35%, 01/04/07 (a)	15,000	15,000
Royal Bank of Canada
5.28%, 01/03/07	2,000	2,000
Royal Bank of Scotland, PLC
5.29%, 01/16/07	8,000	7,999
Sedna Finance, Inc.
5.33%, 03/15/07 (b)(c)	3,000	3,000
Sigma Finance, Inc.
5.32%, 01/16/07 (b)(c)	2,000	2,000
5.34%, 03/26/07 (b)(c)	5,000	5,000
Sumitomo Trust & Banking Co.
5.35%, 01/16/07	10,000	10,000
Swedbank AB
5.32%, 03/15/07	4,000	3,999
The Goldman Sachs Group, Inc.
5.37%, 01/08/07 (d)	10,000	10,000
Village of Sturtevant, WI
5.43%, 01/04/07 (a)	580	580
White Pine Finance, L.L.C.
5.31%, 01/22/07 (b)(c)	5,000	4,999

Total Variable-Rate Obligations (Cost $128,405)		128,405

	Maturity Amount	Value
Security	($ x 1,000)	($ x 1,000)

Other Investment 10.5% of net assets

Repurchase Agreement 10.5%

Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement dated 12/29/07, due 01/02/07 at 5.32%, fully collateralized by U.S. Government Securities with a value of $140,968.	138,282	138,200

Total Other Investment (Cost $138,200)		138,200

End of Investments.

At 12/31/06, the tax basis cost of the fund’s investments was $1,315,327.

At 12/31/06, portfolio holdings included illiquid and/or restricted securities as follows:

Issuer
Rate, Acquisition Date,	Face Amount	Value
Maturity Date	($ x 1,000)	($ x 1,000)

The Goldman Sachs Group, Inc.
5.37%, 07/06/06, 01/08/07	10,000	10,000

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $456,831 or 34.8% of net assets.
(d)	Illiquid and/or restricted security.

See financial notes 19

Schwab Investor Money Fund

Statement of
Assets and Liabilities
As of December 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value		$1,177,127
Repurchase agreements, at cost and value		138,200

Total Investments, at cost and value		1,315,327
Receivables:
Investments sold		55
Fund shares sold		8,497
Interest		4,258
Prepaid expenses	+	4

Total assets		1,328,141

Liabilities
Payables:
Investment adviser and administrator fees		41
Transfer agent and shareholder services fees		27
Fund shares redeemed		13,958
Dividends to shareholders		454
Accrued expenses	+	7

Total liabilities		14,487

Net Assets
Total assets		1,328,141
Total liabilities	−	14,487

Net assets		$1,313,654
Net Assets by Source
Capital received from investors		1,313,654

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$1,313,654		1,313,712		$1.00

20 See financial notes

Schwab Investor Money Fund

Statement of
Operations
For January 1, 2006 through December 31, 2006. All numbers x 1,000.

Investment Income
Interest		$48,844

Expenses
Investment adviser and administrator fees		3,567
Transfer agent and shareholder service fees		2,364
Registration fees		180
Portfolio accounting fees		66
Shareholder reports		45
Custodian fees		38
Trustees’ fees		21
Professional fees		13
Overdraft expense		3
Other expenses	+	11

Total expenses		6,308

Increase in Net Assets from Operations
Total investment income		48,844
Net expenses	−	6,308

Net investment income		42,536

Increase in net assets from operations		$42,536

See financial notes 21

Schwab Investor Money Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		1/1/06-12/31/06	1/1/05-12/31/05
Net investment income		$42,536	$13,258

Increase in net assets from operations		42,536	13,258

Distributions Paid
Dividends from net investment income		42,536	13,258

Transactions in Fund Shares*
Shares sold		1,796,715	335,633
Shares reinvested		40,767	13,137
Shares redeemed	+	(1,044,875)	(320,068)

Net transactions in fund shares		792,607	28,702

Net Assets
Beginning of period		521,047	492,345
Total increase	+	792,607	28,702

End of period		$1,313,654	$521,047

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

22 See financial notes

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York Municipal Money Fund
Schwab New Jersey Municipal Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab Massachusetts Municipal Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund each offers one share class. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The funds value the securities in their portfolios at amortized cost, which approximates market value.

(b) Portfolio Investments:

Repurchase Agreements: The funds may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The funds’ repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds’ custodian (or, in the case of tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Delayed-Delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

 23

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(e) Expenses:

Expenses that are specific to a fund or a class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds declare dividends every day they are open for business. These dividends, which are equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the statement of operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liability arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48—Accounting for Uncertainty in Income Taxes—an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006.

A fund with a fiscal year ending December 31 will implement FIN48 no later than June 29, 2007, and it will apply to all open tax years. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. We have not yet completed our evaluation of the impact, if any, of adopting FIN 48 on the funds’ financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the fund’s financial statement disclosures.

24

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes (continued)

3.	Affiliates and Affiliated Transactions:

(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the funds’ investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s shareholder services agent and transfer agent.

For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

	Retirement
	Advantage	Investor
Average daily net assets	Money Fund	Money Fund

First $1 billion	0.38%	0.38%
Over $1 billion	0.35%	0.35%
Over $10 billion	0.32%	0.32%
Over $20 billion	0.30%	0.30%
Over $40 billion	0.27%	0.27%

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Retirement Advantage Money Fund	0.05%	0.17%
Investor Money Fund	0.05%	0.20%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the Retirement Advantage Money Fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses to 0.49% through April 29, 2007.

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended December 31, 2006, each fund’s total security transactions with other Schwab Funds were as follows:

Retirement Advantage Money Fund	$2,000
Investor Money Fund	—

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

Trustees

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the funds’ Statement of Operations.

4. Borrowing:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with State Street

 25

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes (continued)

4. Borrowing (continued):

Corporation and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There was no borrowing for any funds from the line of credit during the period.

5.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of December 31, 2006, the funds had no undistributable earning on a tax basis.

As of December 31, 2006, the funds had no capital loss carry forwards to offset future net capital gains.

The tax-basis components of distributions during the current period and prior fiscal year were:

	Retirement
	Advantage	Investor
	Money Fund	Money Fund

Current period distributions
From ordinary income	$30,235	$42,536
From long-term capital gains	—	—
Prior period distributions
From ordinary income	$17,635	$13,258
From long-term capital gains	—	—

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2006, no such classifications were required.

26

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund (two of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the “Funds”) at December 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 15, 2007

 27

Trustees and Officers

The tables below gives information about the trustees and officers for The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. As of December 31, 2006, the Fund Complex included 95 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the Trust; (Term of		Fund Complex
Office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC. From 1996 to 2001, Vice President for Business Affairs and Chief Financial Officer of Stanford University, and in 2001, Special Advisor to the President of Stanford University.	95	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.

Donald F. Dorward 1931 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996-1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	57	None.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals). Prior to August 1998, Dean of the Haas School of Business, University of California, Berkeley (higher education).	95	Board 1—Director, Mission West Properties
Board 2—Director, TOUSA
Board 3—Director, Harris-Stratex Networks
Board 4—Director, Genitope Corp.
Board 5—Director & Non-Executive Chairman, Solectron Corp.
			Board 6—Director, Ditech Networks

Robert G. Holmes 1931 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm)	57	None.

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman and Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	57	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Oneok Partners LP.

28

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the Trust; (Term of		Fund Complex
Office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D.R. Stephens & Company (investments). Prior to 1996, Chairman and Chief Executive Officer of North American Trust (real estate investment trust).	57	None.

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	57	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the Trust; (Term of		Fund Complex
Office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc.; Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	57	None.

Randall W. Merk[2] 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2005.)	Executive Vice President and President, Schwab Financial Products, Charles Schwab & Co., Inc.; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc. Prior to September 2002, President and Chief Investment Officer, American Century Investment Management, and Director, American Century Companies, Inc.	95	None.

 29

Officers of the Trust
Name, Year of Birth, and Position(s)
with the Trust; (Term of Office, and
Length of Time Served3)	Principal Occupations During the Past Five Years

Evelyn Dilsaver 1955 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2004.)	President, Chief Executive Officer, and Director, Charles Schwab Investment Management, Inc.; Executive Vice President, Charles Schwab & Co., Inc; President and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust; President, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; President, Mutual Fund Division, UST Advisers, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co., Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer—Fixed Income (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer—Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer—Equities (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer—Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of The Charles Schwab Family of Funds since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President Charles Schwab & Co., Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management, Inc. From 2000 to 2002, Vice President, Internal Audit, Charles Schwab & Co., Inc.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc.; Chief Legal Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. Prior to June 1998, Branch Chief in Enforcement at U.S. Securities and Exchange Commission in San Francisco.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

30

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the Trust; (Term of Office, and
Length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

 31

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset-backed securities Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

bond anticipation notes Obligations sold by a municipality on an interim basis in anticipation of the municipality’s issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all dividends were reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount returned to the bondholder.

Portfolio terms

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES	Adjustable convertible extendable security
BAN	Bond anticipation note
COP	Certificate of participation
GAN	Grant anticipation note
GO	General obligation
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond
M/F	Multi-family
RAN	Revenue anticipation note
RB	Revenue bond
S/F	Single-family
TAN	Tax anticipation note
TECP	Tax-exempt commercial paper
TRAN	Tax and revenue anticipation note
VRD	Variable-rate demand

32

money market securities High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, bankers acceptances, notes and time deposits.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

 33

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you’re an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab Technology Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Viewpoints Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Short/Intermediate Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Short/Intermediate
  Tax-Free Bond Fundtm
Schwab California Long-Term Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13860-10

Schwab Municipal Money Funds

Annual Report
December 31, 2006

Schwab New York
Municipal Money Fundtm

Schwab New Jersey
Municipal Money Fundtm

Schwab Pennsylvania
Municipal Money Fundtm

Schwab Massachusetts
Municipal Money Fundtm

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

I want to thank you for entrusting us with your investments. I have always felt that money funds play an integral role in providing current income for cash between long-term investments. While no investment is completely risk-free, money funds are a good choice for investors who want to reduce volatility inherent in mostly stock portfolios.

Schwab Funds® are managed by Charles Schwab Investment Management, Inc., one of the largest mutual fund managers in the U.S. Our portfolio managers share a passion for investment research and analysis. I am proud of their depth of experience, which reflects an average of 14 years in the investment industry. And, I am impressed by the commitment that our managers bring to the stewardship of the funds, for you, their shareholders.

Whether you’re in a higher tax bracket and could use the potential benefits of municipal money funds, or are looking for the added protection of U.S. Government securities, we offer a range of money funds with distinct investment strategies to meet your needs.

In closing, once again I want to thank you for choosing Schwab. We strive every day to warrant the trust you have placed in us.

Sincerely,

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800 435-400. Please read the prospectus carefully before investing.

An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

Schwab Municipal Money Funds 1

From the President

Evelyn Dilsaver is President and CEO of Charles Schwab Investment Management, Inc. and of each of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I am pleased to present the annual report for your Schwab money fund for the period ended December 31, 2006. During the report period, our money funds performed as designed, providing you with current income, as well as stability of capital and convenient access to your money.

Schwab offers a range of both taxable and tax-advantaged money funds with distinct investment strategies. We recently expanded our money fund product line with the launch of the Schwab AMT Tax-Free Money Fundtm. This fund is designed for investors seeking income exempt from the alternative minimum tax.

I would also like to take this opportunity to remind you that our lower priced Schwab Value Advantage Investments® shares are available with many of our money funds, including the Schwab AMT Tax-Free Money Fund. These shares are designed for investors who have larger balances and don’t need frequent access to their cash. They require a minimum initial investment of $25,000 ($15,000 for IRA and custodial accounts) but may offer higher yields than Sweep Investments.

In closing, I speak for all of us at Schwab when I say our goal is to give you the financial products, guidance and personal relationship you need to succeed.

Thank you for investing in Schwab Funds®.

Sincerely,

Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax. Capital gains are not exempt from federal income tax.

2 Schwab Municipal Money Funds

The Investment Environment and the Funds

Kevin Shaughnessy, CFA, vice president and senior portfolio manager, is responsible for the management of the funds.

As the U.S. economy transitioned towards slower growth, the markets remained resilient and ended the one-year period with positive results, aided by higher corporate profitability, falling energy/commodity prices, and stable interest rates. Major equity indexes finished off the year with bullish returns, while Treasury debt prices drifted lower in response to a handful of strong U.S. economic reports towards the end of the period. Several key issues continued to resonate with investors, including Federal Reserve (the Fed) policy, slowing economic growth, inflation concerns, a sluggish real estate market, and fluctuating energy prices.

Though falling existing home sales and lower motor vehicle production did much to curtail growth in the eyes of the Fed, favorable labor market conditions, sustained increases in labor income, and lower energy prices continued to promote sustainable growth. The unemployment rate fell to a cyclical low of 4.5% in the fourth quarter of 2006, while consumer spending and business investment remained key contributors to GDP growth.

In its December 2006 statement, the Fed noted that the economy appeared to be growing at a more moderate rate as a result of prior rate increases, lagged effects of energy prices, which remained relatively high, despite recent declines, and a substantial cooling of the housing market. Consistent with the Fed’s report, GDP continued to decline, growing approximately 2% in the fourth quarter of 2006, down significantly relative to prior periods.

Energy prices remained a key issue in the markets over the past year. Unlike 2005, the past year saw a rather mild hurricane season. Prices declined throughout the report period due to a lack of hurricanes in the Gulf of Mexico, as well as an increase in U.S. fuel inventories. More recently, abundant heating inventories, warmer weather, and skepticism regarding OPEC’s proposed production cuts contributed to a slip in oil prices. Crude oil has declined roughly 28% since July 2006’s record $78.40 per barrel, yet still remained around the $55-$56 per barrel range at the end of the report period, as diminishing U.S. crude inventories and concern about global surplus lingered in investors’ minds.

The events of 2006 also had a significant impact on the housing market. Housing starts and existing home sales continued to decline throughout the period, even though by historical standards, they remained relatively strong. Although housing negatively affected GDP, rebounds in income, consumer spending, and investments helped to offset the impact. Concerns remained as to whether the Fed’s actions, and the immediate effects on the housing market, would spill over into the rest of the economy.

Inflation continued to be of concern to the Fed throughout 2006. Core inflation, which excludes the more volatile food and energy components, decelerated significantly, yet still remained above their comfort zone. In efforts to curb inflationary pressures, the Fed raised short-term interest rates four times during the report period. The August 2006 meeting marked a key point in the year as the Fed elected at that time to leave the target rate unchanged at 5.25%, where it remained as of the end of the report period. This was the first time they had not raised rates since the series of 17 consecutive rate hikes began in June 2004.

Schwab Municipal Money Funds 3

The Investment Environment and the Funds continued

In this environment, yields on municipal variable-rate demand notes rose significantly as the yield of the Bond Market Association’s (BMA) Municipal Index rose by one percentage point during the report period. This change was driven by increases in the Fed Funds Rate, as well as the heavy issuance of variable rate securities. While variable rate issuance remained strong, the supply of fixed rate municipal notes decreased approximately 14% for the year, due to the increase in tax revenue realized by state and local governments. Consequently, the funds were overweight variable rate notes, as they were attractive in price and provided value to the funds.

The Schwab Municipal Money Funds generally maintained a weighted average maturity (WAM) that was slightly shorter than the previous year in anticipation of rising interest rates. The funds added longer fixed rate maturities as yields rose at mid year, and avoided them when the yield curve inverted in the third quarter. The best performing security types for 2006 were floating rate notes and municipal commercial paper with maturities of three months or less.

New York State is enjoying higher than expected revenues for fiscal 2007. The State projects ending the year (3/31/07) with a $1.1 billion surplus due to stronger than expected personal income and corporate franchise tax revenues, as well as lower than projected spending, particularly for Medicaid. General fund revenues of $51.16 billion grew by 8.4%, but were down from 11% growth in each of the two previous years. Spending in the fiscal 2007 general fund budget is now expected to total $51.3 billion, 10.3% above fiscal 2006 levels. Spending growth is dominated by increases in school aid and higher education, up $1.9 billion; Medicaid, up $540 million and corrections, up $470 million. The State projects ending fiscal 2007 with $3.1 billion in reserves, or about 6% of general fund spending, of which $1.8 billion will be held in stabilization reserves to offset projected gaps in the fiscal 2008 and 2009 budgets.

As currently structured, the fiscal 2008 spending plan reflects a $2.5 billion deficit. While the plan includes additional funding for New York City schools to address State Supreme Court ordered increases, the planned amount does not meet the minimum levels recommended by the court in a ruling released in November 2006. In addition, many state employee labor contracts expire on April 1, 2007, and the spending plan does not include funds for new labor settlements. Consequently, the deficit to be addressed in newly-elected Governor Spitzer’s 2008 budget is anticipated to be greater than $2.5 billion.

New York City’s economy continues to improve and the City revised its fiscal 2007 revenue estimates up by $2.2 billion in November 2006 to reflect higher real estate-related tax receipts. Most of the additional revenues are earmarked to prepay expenses occurring in the next three years as well as the creation of a $1 billion trust fund for future retirement expenses. The City’s financial position is expected to be further enhanced with additional city income tax receipts as Wall Street firms have indicated that bonuses for calendar 2006 will average 10-15% higher than the records set in 2005.

4 Schwab Municipal Money Funds

The Investment Environment and the Funds continued

The State enjoyed its third year of economic expansion in 2006. Employment grew 0.8%, down from 0.9% in 2005. However, personal income grew 5.8%, up from 4.2% in 2005. For 2007, the State projects a further slow down in employment growth to 0.7%, and a slightly slower pace of personal income growth of 5.4%. However, the growth is generated from the New York City metropolitan area and many local governments in upstate and western New York are operating under tremendous financial pressure as their manufacturing-dominated economies have not been bolstered with new employment in other sectors.

Due to the dominance of the New York City metropolitan area in the State’s economy as well as the State’s revenue raising ability, New York remains a strong investment-grade credit. The State’s general obligation credit ratings are Aa3, AA and AA- from Moody’s, Standard & Poor’s and Fitch, respectively.

New Jersey’s revenues through November 2006, the first five months of fiscal 2007, were on target with budget estimates. Revenues for the full fiscal year are expected to increase 8% over the prior fiscal year to $30.6 billion, largely due to an increase in the sales tax rate from 6% to 7% and continued strong growth in personal income tax receipts. Spending is expected to increase nearly 10%, in part due to higher retirement and post-retirement benefits for school and state employees. The State projects ending fiscal 2007 with $1.26 billion in reserves, or about 4.1% of spending, down from $1.45 billion, or 5.2%, in fiscal 2006. Major issues on which the state expects to focus in 2007 include property tax reform and debt reduction. The Governor called a special legislative session in July 2006 to formulate and review proposals for reforming the property tax system and reducing residents’ property tax burden; however, the State failed to meet its goal of enacting reforms by the end of the year. The State has commissioned a study to evaluate options for monetizing state assets, including toll roads, to help reduce state debt.

The State’s economy remains healthy despite a slowdown in the residential housing market. While annual job growth has slowed to approximately 0.5% as of November 2006, personal income increased 1.3% in third quarter 2006 and was up 6.3% from third quarter 2005. The unemployment rate was 4.5% as of November 2006, in line with the national average.

New Jersey remains a solid investment grade credit due to its diverse economy, high wealth levels and revenue-raising ability. New Jersey’s general obligation debt is rated Aa3 by Moody’s Investors Service, AA by Standard & Poor’s and AA- by Fitch.

Pennsylvania revenue collections through December 2006, the first six months of fiscal 2007, were on target with budget estimates. As a result of slower economic and job growth, revenues are expected to grow a moderate 3% in fiscal 2007 to $25.6 billion, compared to a 6% increase the prior year. Spending is expected to increase 6% to $26.1 billion, with most of the increase targeted for education, public welfare and debt service. Virtually the entire fiscal 2006 surplus of $514 million has been budgeted to fill the gap between revenues and expenditures, as required under state law. The State has built up nearly $520 million in its budget stabilization reserve fund, equal to about 2% of spending that is expected to remain untapped and available to cushion any shortfall in revenues. The State’s

Schwab Municipal Money Funds 5

The Investment Environment and the Funds continued

budget reserves were depleted to balance the fiscal 2002 and 2003 budgets but are now at their highest level in five years.

Job growth has moderated but remains healthy. Employment as of November 2006 was up 0.9% year-over-year, with continued losses in the manufacturing sector more than offset by growth in the service sector. Personal income rose 1.3% in third quarter 2006 and has risen 5.3% since third quarter 2005. The unemployment rate was 4.5%, comparable to the national average.

The State’s high credit quality is derived from its conservative financial management, increasing economic diversification and moderate debt levels. Pennsylvania’s general obligation debt is rated Aa2 by Moody’s, AA by Standard and Poor’s, and AA by Fitch.

Massachusetts’ financial position continued to strengthen in fiscal 2006, reversing declines earlier in the decade caused by the national economic recession which hit the Bay State rather severely. General fund revenues in fiscal 2006 were 7.4%, or $1.7 billion higher than prior year receipts, primarily due to continued strength in personal and corporate income tax collections. General fund spending increased approximately 8%, resulting in an operating surplus of $854.2 million. After transfers and contributions to the stabilization fund, the general fund balance totaled $4.9 billion or 22% of expenditures.

The Commonwealth’s fiscal 2007 general fund budget totals $27.4 billion, a 7.3% increase in spending from fiscal 2006. It includes 3.5% growth in tax revenues, primarily driven by a projected 6.5% increase in personal income tax collections. The Commonwealth projects ending fiscal 2007 with $2.4 billion in fund balances, or 9% of budgeted expenditures, down from $3.2 billion at 6/30/05. For the first five months of fiscal 2007 (through November 30, 2006), tax collections totaled $6.9 billion, an increase of 4.6% over the same period in fiscal 2006, and above the commonwealth’s 3.6% year-end growth estimate.

Massachusetts’ economy continues its recovery and the rise in personal income tax revenues suggests job growth remains strong. Through November 2006, Massachusetts gained over 154,000 payroll jobs, or a 4.9% increase from the trough experienced in January 2004. This compares favorably to a 4.3% growth in U.S. payroll jobs over the same period. As a result, the unemployment rate declined slightly to 4.6% in November 2006 from 4.8% in 2005. Personal income grew 5.4% in 2006, up from 4.4% in 2005. Massachusetts’ per capita personal income continues to be higher than that of the nation and currently ranks 3rd behind New Jersey and Connecticut.

Due to the diversity of the State’s economy, its high personal-wealth levels and its associated revenue raising ability, Massachusetts remains a strong investment-grade credit. As of the report date, the State’s credit ratings were Aa2 from Moody’s, AA from Standard & Poor’s and AA from Fitch.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

6 Schwab Municipal Money Funds

Performance and Fund Facts as of 12/31/06

 Seven-Day Yields

The seven-day yields are calculated using standard SEC formulas. The effective yields include the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Municipal Money Funds

	New York		New Jersey	Pennsylvania	Massachusetts

		Value
	Sweep	Advantage
	Shares	Shares®
Ticker Symbol	SWNXX	SWYXX	SWJXX	SWEXX	SWDXX

Seven-Day Yield[1]	3.22%	3.42%	3.22%	3.27%	3.24%

Seven-Day Yield–No Waiver[2]	3.02%	3.25%	2.97%	2.98%	2.94%

Seven-Day Effective Yield[1]	3.27%	3.47%	3.27%	3.32%	3.29%

Seven-Day Taxable-Equivalent Effective Yield[1,3]	5.62%	5.96%	5.53%	5.27%	5.35%

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Statistics

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

	Municipal Money Funds

	New York	New Jersey	Pennsylvania	Massachusetts

Weighted Average Maturity	23 days	38 days	26 days	27 days

Credit Quality of Holdings % of portfolio	100% Tier 1	100% Tier 1	100% Tier 1	100% Tier 1

Credit-Enhanced Securities % of portfolio	65%	74%	79%	58%

Minimum Initial Investment[4]
Sweep Investmentstm	*	*	*	*
Value Advantage Shares ($15,000 for IRA and custodial accounts)[5]	$25,000	n/a	n/a	n/a

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

1Fund expenses have been partially absorbed by CSIM and Schwab.

2Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

3Taxable-equivalent effective yields assume the following 2007 maximum tax rates: New York: 41.82% (federal regular income, New York state and New York city taxes); New Jersey 40.83%, Pennsylvania 37.00%, and Massachusetts 38.45% (federal regular and state personal income taxes). Investment income may be subject to the Alternative Minimum Tax.

4Please see prospectus for further detail and eligibility requirements.

5Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult your tax advisor about your situation.

*Subject to the eligibility terms and conditions of your Schwab account agreement.

Schwab Municipal Money Funds 7

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2006 and held through December 31, 2006.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/06	at 12/31/06	7/1/06–12/31/06

Schwab New York Municipal Money Fundtm
Sweep Shares
Actual Return	0.65%	$1,000	$1,014.80	$3.30
Hypothetical 5% Return	0.65%	$1,000	$1,021.93	$3.31
Value Advantage Shares®
Actual Return	0.45%	$1,000	$1,015.90	$2.29
Hypothetical 5% Return	0.45%	$1,000	$1,022.94	$2.29

Schwab New Jersey Municipal Money Fundtm
Actual Return	0.65%	$1,000	$1,014.90	$3.30
Hypothetical 5% Return	0.65%	$1,000	$1,021.93	$3.31

Schwab Pennsylvania Municipal Money Fundtm
Actual Return	0.65%	$1,000	$1,015.00	$3.30
Hypothetical 5% Return	0.65%	$1,000	$1,021.93	$3.31

Schwab Massachusetts Municipal Money Fundtm
Actual Return	0.65%	$1,000	$1,014.80	$3.30
Hypothetical 5% Return	0.65%	$1,000	$1,021.93	$3.31

1Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

8 Schwab Municipal Money Funds

Schwab New York Municipal Money Fundtm

Financial Statements

Financial Highlights

	1/1/06–	1/1/05–	1/1/04–	1/1/03–		1/1/02–
Sweep Shares	12/31/06	12/31/05	12/31/04	12/31/03		12/31/02

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00		1.00

Income from investment operations:
Net investment income	0.03	0.02	0.01	0.00	[1]	0.01

Less distributions:
Dividends from net investment income	(0.03)	(0.02)	(0.01)	(0.00)[1]		(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00		1.00

Total return (%)	2.82	1.78	0.56	0.41		0.80

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.65	0.66	0.69	0.69		0.69
Gross operating expenses	0.84	0.84	0.84	0.84		0.85
Net investment income	2.80	1.75	0.55	0.41		0.80
Net assets, end of period ($ x 1,000,000)	1,217	1,031	1,073	1,038		944

	1/1/06–	1/1/05–	1/1/04–	1/1/03–	1/1/02–
Value Advantage Shares	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income from investment operations:
Net investment income	0.03	0.02	0.01	0.01	0.01

Less distributions:
Dividends from net investment income	(0.03)	(0.02)	(0.01)	(0.01)	(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	3.03	2.00	0.80	0.66	1.04

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.45	0.45	0.45	0.45	0.45
Gross operating expenses	0.60	0.61	0.61	0.61	0.62
Net investment income	2.98	2.00	0.79	0.65	1.04
Net assets, end of period ($ x 1,000,000)	1,103	834	654	690	676

1 Per-share amount was less than $0.01.

See financial notes 9

Schwab New York Municipal Money Fund

Portfolio Holdings as of December 31, 2006

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

100.7%		Municipal Securities	2,335,596	2,335,596

100.7%		Total Investments	2,335,596	2,335,596
(0	.7)%	Other Assets and Liabilities		(15,534)

100.0%		Net Assets		2,320,062

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 100.7% of net assets

New York 99.5%

Albany IDA
IDRB (Newkirk Products) Series 1995A
3.95%, 01/04/07 (a)(b)	800	800
Refunding IDRB (United Cerebral Palsy Association-Capital District) Series 1997B
3.94%, 01/04/07 (a)(b)	8,940	8,940
Broome Cnty IDA
Civic Facility RB (Methodist Homes For the Aging) Series 2003
3.85%, 01/03/07 (a)(b)	4,820	4,820
Central Islip Union Free SD
TAN Series 2006
3.75%, 06/29/07	17,000	17,060
Chautauqua Cnty
Civic Facility RB (Jamestown Center City Development Corp) Series 2000A
3.96%, 01/04/07 (a)(b)	11,210	11,210
Commack Union Free SD
TAN 2006-2007
3.79%, 06/29/07	17,000	17,057
Erie Cnty IDA
RB (Orchard Park CCRC Inc) Series 2006B
3.88%, 01/04/07 (a)(b)	10,000	10,000
Herkimer Cnty
Civic Facility RB (Templeton Foundation) Series 2000
3.99%, 01/04/07 (a)(b)	1,600	1,600
Huntington Union Free SD
2006-2007 TAN
3.53%, 06/28/07	6,000	6,021
Jay Street Development Corp
Courts Facility Lease RB Fiscal 2004 Series A2
3.85%, 01/03/07 (a)(b)	6,000	6,000
Lindenhurst Union Free SD
TAN 2006-07
3.80%, 06/28/07	5,000	5,016
Long Island Power Auth
Electric System General RB Series 2001A
3.94%, 01/04/07 (a)(b)(c)(d)	4,365	4,365
Electric System General RB Series 2006A
3.98%, 01/03/07 (a)(b)(c)(d)	9,400	9,400
Electric System RB Series 1998A
3.96%, 01/04/07 (a)(b)(c)(d)	1,900	1,900
Electric System Subordinated RB Series 2001-1B
3.98%, 01/03/07 (a)(b)	1,000	1,000
Electric System Subordinated RB Series 2001-2B
3.92%, 01/02/07 (a)(b)	7,500	7,500
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 1999A
3.93%, 01/04/07 (a)(c)(d)	10,800	10,800
Dedicated Tax Fund Bonds Series 2002A
3.94%, 01/04/07 (a)(b)(c)(d)	10,980	10,980
Dedicated Tax Fund Refunding Bonds Series 2005A
3.91%, 01/04/07 (a)(b)(c)	9,970	9,970
RB Series 2003B
3.93%, 01/04/07 (a)(b)(c)(d)	3,500	3,500
RB Series 2005B
3.93%, 01/04/07 (a)(b)(c)(d)	11,410	11,410
3.95%, 01/04/07 (a)(b)(c)(d)	10,610	10,610
3.96%, 01/04/07 (a)(b)(c)(d)	8,260	8,260
RB Series 2005E1
3.88%, 01/04/07 (a)(b)	15,000	15,000
RB Series 2005G2
3.88%, 01/03/07 (a)(b)	6,525	6,525
Refunding RB Series 2002A
3.93%, 01/04/07 (a)(b)(c)(d)	28,995	28,995
3.94%, 01/04/07 (a)(b)(c)	7,500	7,500
Transportation Revenue BAN Series CP1B
3.55%, 01/25/07 (b)	24,000	24,000
New Rochelle IDA
RB (West End Phase I Facility) Series 2006
3.99%, 01/04/07 (a)(b)	9,000	9,000
New York City
GO Bonds Fiscal 1994 Series A5
3.88%, 01/03/07 (a)(b)	1,000	1,000
GO Bonds Fiscal 2000 Series A
3.94%, 01/04/07 (a)(b)(c)(d)	3,395	3,395
GO Bonds Fiscal 2001 Series A
3.95%, 01/04/07 (a)(b)(c)(d)	7,385	7,385
GO Bonds Fiscal 2001 Series B
3.93%, 01/04/07 (a)(b)(c)(d)	3,460	3,460
GO Bonds Fiscal 2002 Series A
3.96%, 01/04/07 (a)(b)(c)(d)	9,750	9,750
GO Bonds Fiscal 2002 Series A6
3.90%, 01/02/07 (a)(b)(c)	4,465	4,465
GO Bonds Fiscal 2002 Series G
3.93%, 01/04/07 (a)(b)(c)(d)	16,400	16,400
GO Bonds Fiscal 2003 Series C2
3.85%, 01/03/07 (a)(b)	5,030	5,030
GO Bonds Fiscal 2003 Series C4
3.86%, 01/03/07 (a)(b)	27,500	27,500
GO Bonds Fiscal 2003 Series C5
3.84%, 01/03/07 (a)(b)	2,000	2,000
GO Bonds Fiscal 2004 Series A3
3.85%, 01/03/07 (a)(b)	20,000	20,000

10 See financial notes

Schwab New York Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

GO Bonds Fiscal 2004 Series A4
3.86%, 01/03/07 (a)(b)	6,150	6,150
GO Bonds Fiscal 2004 Series F
3.97%, 01/04/07 (a)(b)(c)(d)	75,000	75,000
GO Bonds Fiscal 2004 Series H1
3.90%, 01/03/07 (a)(b)	5,100	5,100
GO Bonds Fiscal 2004 Series J
3.43%, 02/01/07 (a)(b)(c)(d)	9,160	9,160
GO Bonds Fiscal 2005 Series E
3.93%, 01/04/07 (a)(b)(c)(d)	20,995	20,995
GO Bonds Fiscal 2005 Series O
3.94%, 01/04/07 (a)(b)(c)(d)	4,815	4,815
GO Bonds Fiscal 2006 Series E2
3.95%, 01/03/07 (a)(b)	6,200	6,200
GO Bonds Fiscal 2006 Series E4
3.90%, 01/04/07 (a)(b)	17,900	17,900
GO Bonds Fiscal 2006 Series G
3.94%, 01/04/07 (a)(b)(c)(d)	11,345	11,345
3.95%, 01/04/07 (a)(b)(c)	3,645	3,645
GO Bonds Fiscal 2006 Series I1
3.94%, 01/04/07 (a)(b)(c)(d)	6,165	6,165
3.95%, 01/04/07 (a)(b)(c)	27,920	27,920
GO Bonds Fiscal 2006 Series I3
3.96%, 01/03/07 (a)(b)	16,200	16,200
GO Bonds Fiscal 2006 Series I4
3.93%, 01/03/07 (a)(b)	59,700	59,700
GO Bonds Fiscal 2006 Series I5
3.90%, 01/03/07 (a)(b)	500	500
GO Bonds Fiscal 2006 Series I6
3.90%, 01/03/07 (a)(b)	5,200	5,200
GO Bonds Fiscal 2006 Series I7
3.95%, 01/03/07 (a)(b)	10,000	10,000
New York City Health and Hospitals Corp
Health System Bonds Series 1999A
3.95%, 01/04/07 (a)(b)(c)(d)	9,620	9,620
New York City Housing Development Corp
M/F Mortgage RB (First Avenue) Series 2002A
3.93%, 01/03/07 (a)(b)	16,445	16,445
M/F Rental Housing RB (100 Jane St) Series 1998A
3.93%, 01/03/07 (a)(b)	6,525	6,525
M/F Rental Housing RB (Atlantic Court Apts) Series 2005A
3.93%, 01/03/07 (a)(b)	10,600	10,600
M/F Rental Housing RB (Sierra) Series 2003A
3.95%, 01/03/07 (a)(b)	18,585	18,585
M/F Rental Housing RB (The Nicole) Series 2005A
3.93%, 01/03/07 (a)(b)	10,200	10,200
M/F Rental Housing RB (Tribeca Tower) Series 1997A
3.93%, 01/03/07 (a)(b)	2,300	2,300
M/F Rental Housing RB (West End Towers) Series 2004A
3.95%, 01/03/07 (a)(b)	35,000	35,000
New York City IDA
Civic Facility RB (Wartburg Lutheran Home for the Aging and Wartburg Nursing Home, Inc) Series 2006A
3.94%, 01/04/07 (a)(b)	8,165	8,165
Liberty Bonds (7 World Trade Center) Series A
3.95%, 01/04/07 (a)(b)(c)	3,835	3,835
Pilot Bonds (Queens Baseball Stadium) Series 2006
3.93%, 01/04/07 (a)(b)(c)	20,000	20,000
Pilot RB (Queens Baseball Stadium) Series 2006
3.95%, 01/04/07 (a)(b)(c)	3,300	3,300
Refunding IDRB (Allway Tools) Series 1997
3.99%, 01/04/07 (a)(b)	1,305	1,305
New York City Municipal Water Finance Auth
TECP Series 6
3.55%, 01/10/07 (c)	25,000	25,000
3.58%, 01/10/07 (c)	30,000	30,000
Water and Sewer System RB Fiscal 2005 Series D
3.93%, 01/04/07 (a)(c)	22,920	22,920
4.01%, 01/03/07 (a)(c)(d)	52,115	52,115
Water and Sewer System RB Fiscal 2006 Series A
3.93%, 01/04/07 (a)(b)(c)(d)	25,510	25,510
3.93%, 01/04/07 (a)(c)(d)	4,900	4,900
3.95%, 01/04/07 (a)(c)	4,500	4,500
3.95%, 01/04/07 (a)(b)(c)(d)	7,000	7,000
Water and Sewer System RB Fiscal 2006 Series D
3.95%, 01/04/07 (a)(c)	11,710	11,710
Water and Sewer System RB Series 1993C
3.88%, 01/02/07 (a)(b)(c)	3,400	3,400
3.88%, 01/02/07 (a)(b)(c)	2,600	2,600
Water and Sewer System RB Series 1994G
3.92%, 01/02/07 (a)(b)(c)	9,900	9,900
Water and Sewer System RB Series 1998B
3.95%, 01/04/07 (a)(b)(c)(d)	4,735	4,735
Water and Sewer System RB Series 2001D
3.96%, 01/04/07 (a)(c)(d)	4,995	4,995
Water and Sewer System RB Series 2002 & 2003A
3.94%, 01/04/07 (a)(c)(d)	8,500	8,500
Water and Sewer System RB Series 2002G
3.94%, 01/04/07 (a)(b)(c)(d)	5,000	5,000
Water and Sewer System RB Series 2005C
3.95%, 01/04/07 (a)(b)(c)(d)	5,200	5,200
Water and Sewer System RB Series 2005D
3.95%, 01/04/07 (a)(b)(c)(d)	3,645	3,645
Water and Sewer System Second General Resolution RB Fiscal 2007 Series CC1
3.95%, 01/02/07 (a)(c)	13,000	13,000
New York City Transitional Finance Auth
Future Tax Secured Bonds Fiscal 1999 Series A
3.94%, 01/04/07 (a)(c)(d)	4,970	4,970
Future Tax Secured Bonds Fiscal 2000 Series A
3.96%, 01/04/07 (a)(b)(c)(d)	15,720	15,720
Future Tax Secured Bonds Fiscal 2000 Series C
3.95%, 01/04/07 (a)(c)(d)	14,545	14,545
Future Tax Secured Bonds Fiscal 2001 Series B
3.90%, 01/03/07 (a)(c)	3,900	3,900
Future Tax Secured Refunding Bonds Fiscal 2005 Series A
3.95%, 01/04/07 (a)(c)(d)	26,095	26,095
General Capital Purpose BAN Fiscal 2007 Series 1
3.54%, 06/29/07	60,000	60,207
Recovery Bonds Fiscal 2003 Series 3B
3.95%, 01/03/07 (a)(c)	10,700	10,700
New York Convention Center Development Corp
RB (Hotel Unit Fee Secured) Series 2005
3.95%, 01/04/07 (a)(b)(c)(d)	7,200	7,200
New York Liberty Development Corp
RB (Goldman Sachs Headquarters) Series 2005
3.93%, 01/04/07 (a)(c)	25,215	25,215
3.94%, 01/04/07 (a)(c)(d)	8,070	8,070
New York State
Environmental Quality 1986 GO Bonds Series 1997A
3.59%, 02/01/07 (b)	7,000	7,000
GO Bonds Series 2000A
3.60%, 01/16/07 (a)(b)	32,000	32,000
GO Bonds Series 2000B
3.60%, 01/16/07 (a)(b)	24,000	24,000

See financial notes 11

Schwab New York Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

New York State Dormitory Auth
Consolidated Fifth General Resolution RB (City University System) Series 2003A
3.93%, 01/04/07 (a)(b)(c)(d)	7,295	7,295
Insured RB (Mt Sinai School of Medicine) Series 1994A
3.94%, 01/04/07 (a)(b)(c)(d)	2,900	2,900
Lease RB (SUNY Dorm Facilities) Series 2005A
3.95%, 01/04/07 (a)(b)(c)(d)	5,675	5,675
Personal Income Tax RB Series 2006C
3.95%, 01/04/07 (a)(c)(d)	33,260	33,260
RB (Columbia University) Series 2006A
3.98%, 01/03/07 (a)(c)(d)	12,070	12,070
RB (Memorial Sloan-Kettering Cancer Center) Series 2006-2
3.93%, 01/04/07 (a)(c)	27,160	27,160
RB (Memorial Sloan-Kettering Cancer Center) Series 2006A2
3.95%, 01/04/07 (a)(c)	26,250	26,250
RB (New York Foundling Charitable Corp) Series 1997
3.89%, 01/03/07 (a)(b)	10,835	10,835
RB (State University Educational Facilities) Series 2000B
3.93%, 01/04/07 (a)(b)(c)(d)	37,030	37,030
3.96%, 01/04/07 (a)(b)(c)(d)	12,375	12,375
State Personal Income Tax RB (Education) Series 2006C
3.93%, 01/04/07 (a)(c)(d)	13,908	13,908
State Personal Income Tax RB Series 2005F
3.93%, 01/04/07 (a)(c)(d)	12,000	12,000
State Personal Income Tax Refunding RB (Education) Series 2005B
3.93%, 01/04/07 (a)(b)(c)(d)	2,840	2,840
New York State Energy Research Development Auth
Facilities RB (Consolidated Edison Company of New York, Inc) Series 2005A1
3.85%, 01/03/07 (a)(b)	10,000	10,000
Gas Facilities RB (Brooklyn Union Gas) Series 1996
3.93%, 01/04/07 (a)(b)(c)(d)	15,695	15,695
New York State Environmental Facilities Corp
State Clean and Drinking Water Revolving Funds RB Series 2002B
3.96%, 01/04/07 (a)(c)(d)	24,225	24,225
State Clean Water and Drinking Water Revolving Funds RB (Pooled Financing Program-Subordinated MFI Bonds) Series 2006C
3.95%, 01/04/07 (a)(c)	10,395	10,395
New York State HFA
Housing RB (Avalon Bowery Place I) Series 2006A
3.91%, 01/03/07 (a)(b)	10,000	10,000
Housing RB (Avalon Chrystie Place I) Series 2004A
3.91%, 01/03/07 (a)(b)	20,000	20,000
Housing RB (Clinton Green North) Series 2005A
3.95%, 01/03/07 (a)(b)	2,000	2,000
Housing RB (Normandie Court II) Series 1999A
3.93%, 01/03/07 (a)(b)	14,000	14,000
Housing RB (Tribeca Landing) Series 1997A
3.90%, 01/03/07 (a)(b)	18,400	18,400
RB (150 E 44th St) Series 2000A
3.91%, 01/03/07 (a)(b)	13,000	13,000
RB (250 W 50th St) Series 1997A
3.93%, 01/03/07 (a)(b)	24,400	24,400
RB (250 W 93rd St) Series 2005A
3.94%, 01/03/07 (a)(b)	7,500	7,500
RB (345 E 94th St) Series 1998A
3.91%, 01/03/07 (a)(b)	4,700	4,700
RB (345 E 94th St) Series 1999A
3.91%, 01/03/07 (a)(b)	8,900	8,900
RB (70 Battery Place) Series 1997A
3.93%, 01/03/07 (a)(b)	23,300	23,300
RB (Clinton Green South) Series 2005A
3.95%, 01/03/07 (a)(b)	15,000	15,000
RB (E 84th St) Series 1995A
3.93%, 01/03/07 (a)(b)	33,400	33,400
RB (Sea Park East) Series 2004A
3.94%, 01/03/07 (a)(b)	17,800	17,800
RB (Tribeca Park) Series 1997A
3.93%, 01/03/07 (a)(b)	10,500	10,500
RB (Union Square South) Series 1996A
3.93%, 01/03/07 (a)(b)	2,500	2,500
RB (W 20th St) Series 2001A
3.91%, 01/03/07 (a)(b)	20,800	20,800
RB (W 33rd St) Series 2003A
3.93%, 01/03/07 (a)(b)	8,200	8,200
New York State Local Assistance Corp
Refunding RB Series 1993C
3.96%, 01/04/07 (a)(b)(c)(d)	9,900	9,900
New York State Mortgage Agency
Homeowner Mortgage RB Series 129
3.91%, 01/03/07 (a)(c)	1,000	1,000
Homeowner Mortgage RB Series 65
3.96%, 01/04/07 (a)(c)(d)	3,780	3,780
Homeowner Mortgage RB Series 77A
3.94%, 01/04/07 (a)(c)(d)	35,495	35,495
Homeowner Mortgage RB Series 79
3.94%, 01/04/07 (a)(c)(d)	14,995	14,995
Homeowner Mortgage RB Series 87
3.94%, 01/04/07 (a)(c)(d)	4,885	4,885
New York State Power Auth
CP Series 1
3.50%, 03/06/07 (c)	29,457	29,457
3.56%, 03/06/07	15,931	15,931
New York State Thruway Auth
Bonds Series 2006A
3.95%, 01/04/07 (a)(b)(c)(d)	2,000	2,000
General RB Series 2005F
3.95%, 01/04/07 (a)(b)(c)(d)	6,935	6,935
General RB Series F
3.95%, 01/04/07 (a)(b)(c)(d)	10,525	10,525
General RB Series G
3.92%, 01/04/07 (a)(b)(c)(d)	30,190	30,190
3.95%, 01/04/07 (a)(b)(c)	5,000	5,000
General Refunding RB Series E
3.93%, 01/04/07 (a)(c)(d)	5,745	5,745
State Personal Income Tax RB Series 2006A
3.95%, 01/04/07 (a)(c)	5,070	5,070
New York State Tobacco Settlement Financing Corp
Asset-Backed RB (State Contingency Contract) Series 2003A1C
3.94%, 01/04/07 (a)(b)(c)(d)	15,900	15,900
Northport-East Northport Union Free SD
TAN 2006-2007
3.73%, 06/29/07	30,000	30,110
Ontario Cnty IDA
Civic Facility RB (CHF-Finger Lakes LLC) Series 2006A
3.89%, 01/04/07 (a)(b)	6,000	6,000
Port Auth of New York and New Jersey
Consolidated Bonds 127th Series
3.96%, 01/04/07 (a)(b)(c)(d)	3,000	3,000
Consolidated Bonds 135th Series
3.96%, 01/04/07 (a)(c)(d)	17,000	17,000

12 See financial notes

Schwab New York Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Consolidated Bonds 138th Series
3.96%, 01/04/07 (a)(b)(c)(d)	1,000	1,000
Consolidated Bonds 140th Series
3.93%, 01/04/07 (a)(b)(c)(d)	2,540	2,540
Consolidated Bonds 144th Series
3.95%, 01/04/07 (a)(c)	13,400	13,400
Consolidated Bonds 146th Series
3.96%, 01/04/07 (a)(b)(c)	34,275	34,275
Consolidated Bonds 85th Series
3.94%, 01/04/07 (a)(c)(d)	6,795	6,795
CP Series B
3.50%, 03/06/07 (c)	9,370	9,370
Special Project Bonds (JFK International Air Terminal) Series 6
3.97%, 01/04/07 (a)(b)(c)(d)	1,100	1,100
3.99%, 01/03/07 (a)(b)(c)(d)	1,465	1,465
TECP Series A
3.53%, 02/06/07 (c)	10,530	10,530
Riverhead IDA
Civic Facility Refunding RB (Central Suffolk Hospital) Series 2006C
3.89%, 01/04/07 (a)(b)	7,000	7,000
Rockland Cnty
TAN Series 2006
3.53%, 03/22/07	10,000	10,021
3.55%, 03/22/07	10,000	10,019
Sachem Central SD
TAN 2006-2007
3.76%, 06/27/07	7,000	7,024
Sales Tax Asset Receivable Corp
RB Fiscal 2005 Series A
3.95%, 01/04/07 (a)(b)(c)	11,995	11,995
3.95%, 01/04/07 (a)(b)(c)(d)	34,485	34,485
Schenectady IDA
IDRB (Fortitech Holding Corp) Series 1995A
3.97%, 01/04/07 (a)(b)	535	535
St Lawrence Cnty IDA
Civic Facility Refunding RB (Claxton-Hepburn Medical Center) Series 2006
3.94%, 01/04/07 (a)(b)	3,935	3,935
Suffolk Cnty
TAN Series 2007I
3.50%, 08/16/07	5,500	5,525
Suffolk Cnty Water Auth
Water System RB Series 1992C
3.98%, 01/03/07 (a)(b)(c)(d)	6,660	6,660
Sullivan Cnty
BAN Series 2006
3.85%, 07/19/07	8,000	8,027
Triborough Bridge and Tunnel Auth
General RB (MTA Bridges and Tunnels) Series 2006A
3.93%, 01/04/07 (a)(c)	5,109	5,108
General RB Series 2001A
3.93%, 01/04/07 (a)(b)(c)(d)	15,000	15,000
General Refunding RB Series 2002B
3.94%, 01/03/07 (a)(b)(c)(d)	8,930	8,930
3.96%, 01/04/07 (a)(c)(d)	14,000	14,000
General Refunding RB Series 2005B1
3.86%, 01/04/07 (a)(c)	8,500	8,500
General Refunding RB Series 2005B3
3.93%, 01/04/07 (a)(c)	6,980	6,980
TSASC, Inc
Tobacco Settlement Asset-Backed Bonds Series 2006-1
3.96%, 01/04/07 (a)(b)(c)(d)	1,000	1,000
3.96%, 01/04/07 (a)(b)(c)	5,600	5,600

		2,307,801

Puerto Rico 1.2%

Puerto Rico
Public Improvement GO Refunding Bonds Series 2006A
3.94%, 01/04/07 (a)(b)(c)	2,000	2,000
TRAN Series 2007 3.50%, 07/30/07 (b)	17,000	17,095
Puerto Rico Highway and Transportation Auth
Transportation Refunding RB Series L
3.92%, 01/04/07 (a)(b)(c)	8,700	8,700

		27,795

Total Municipal Securities (Cost $2,335,596)		2,335,596

End of Investments.

At 12/31/06, the tax basis cost of the fund’s investments was $2,335,596.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $908,508 or 39.2% of net assets.

BAN	— Bond anticipation note
GO	— General obligation
HFA	— Housing finance agency
IDA	— Industrial development authority
IDRB	— Industrial development revenue bond
RAN	— Revenue anticipation note
RB	— Revenue bond
TAN	— Tax anticipation note
TECP	— Tax-exempt commercial paper
TRAN	— Tax and revenue anticipation note

See financial notes 13

Schwab New York Municipal Money Fund

Statement of
Assets and Liabilities
As of December 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value		$2,335,596
Cash		354
Receivables:
Investments sold		155
Interest		15,051
Fund shares sold		8,685
Prepaid expenses	+	6

Total assets		2,359,847

Liabilities
Payables:
Investments bought		33,028
Investment adviser and administrator fees		38
Transfer agent and shareholder services fees		62
Fund shares redeemed		6,062
Dividends to shareholders		491
Accrued expenses	+	104

Total liabilities		39,785

Net Assets
Total assets		2,359,847
Total liabilities	−	39,785

Net assets		$2,320,062
Net Assets by Source
Capital received from investors		2,320,062

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Sweep Shares	$1,217,053		1,217,018		$1.00
Value Advantage Shares	$1,103,009		1,102,867		$1.00

14 See financial notes

Schwab New York Municipal Money Fund

Statement of
Operations
For January 1, 2006 through December 31, 2006. All numbers x 1,000.

Investment Income
Interest		$70,519

Net Realized Gains and Losses
Net realized gains on investments		720

Expenses
Investment adviser and administrator fees		7,467
Transfer agent and shareholder service fees:
Sweep Shares		5,009
Value Advantage Shares		2,057
Registration fees		180
Portfolio accounting fees		93
Custodian fees		48
Shareholder reports		37
Professional fees		37
Trustees’ fees		25
Tax expenses		84
Other expenses	+	20

Total expenses		15,057
Expense reduction by adviser and Schwab	−	3,532
Custody credits	−	11

Net expenses		11,514

Increase in Net Assets from Operations
Total investment income		70,519
Net expenses	−	11,514

Net investment income		59,005
Net realized gains	+	720

Increase in net assets from operations		$59,725

See financial notes 15

Schwab New York Municipal Money Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		1/1/06-12/31/06	1/1/05-12/31/05
Net investment income		$59,005	$33,324
Net realized gains or losses	+	720	(110)

Increase in net assets from operations		59,725	33,214

Distributions Paid
Dividends from net investment income
Sweep Shares		31,040	18,708
Value Advantage Shares	+	28,047	14,616

Total dividends from net investment income		59,087	33,324

Transactions in Fund Shares*
Shares Sold
Sweep Shares		5,795,838	4,603,574
Value Advantage Shares	+	1,507,421	1,134,247

Total shares sold		7,303,259	5,737,821

Shares Reinvested
Sweep Shares		30,536	18,393
Value Advantage Shares	+	25,992	13,508

Total shares reinvested		56,528	31,901

Shares Redeemed
Sweep Shares		(5,640,231)	(4,664,683)
Value Advantage Shares	+	(1,264,944)	(966,945)

Total shares redeemed		(6,905,175)	(5,631,628)

Net transactions in fund shares		454,612	138,094

Net Assets
Beginning of period		1,864,812	1,726,828
Total increase	+	455,250	137,984

End of period		$2,320,062	$1,864,812

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

16 See financial notes

Schwab New Jersey Municipal Money Fundtm

Financial Statements

Financial Highlights

	1/1/06–	1/1/05–	1/1/04–	1/1/03–	1/1/02–
	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income from investment operations:
Net investment income	0.03	0.02	0.01	0.00 [1]	0.01
Less distributions:
Dividends from net investment income	(0.03)	(0.02)	(0.01)	(0.00)[1]	(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	2.82	1.80	0.57	0.43	0.84

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.65	0.65	0.65	0.65	0.66 [2]
Gross operating expenses	0.88	0.86	0.86	0.86	0.89
Net investment income	2.78	1.78	0.57	0.43	0.83
Net assets, end of period ($ x 1,000,000)	513	472	448	463	425

1 Per-share amount was less than $0.01.
2 The ratio of net operating expenses would have been 0.65% if certain non-routine expenses (taxes) had not been included.

See financial notes 17

Schwab New Jersey Municipal Money Fund

Portfolio Holdings as of December 31, 2006

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.2%	Municipal Securities	508,758	508,758

99.2%	Total Investments	508,758	508,758
0.8%	Other Assets and Liabilities		4,187

100.0%	Net Assets		512,945

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 99.2% of net assets

New Jersey 94.0%

Bergen Cnty Improvement Auth
Sr Special Purpose Limited Obligation RB (Encap Golf Holdings LLC) Series 2005B
3.91%, 01/04/07 (a)(b)	7,230	7,230
Camden Cnty Improvement Auth
RB (Parkview Redevelopment Housing) Series 2006
3.86%, 01/04/07 (a)(b)	2,400	2,400
Cherry Hill Township
General and Sewer Capital BAN Series 2006
3.57%, 10/23/07	8,000	8,027
Delaware River Port Auth
RB Series 1999
3.94%, 01/04/07 (a)(b)(c)(d)	2,000	2,000
Dover Township
BAN
3.60%, 06/22/07	8,170	8,204
Essex Cnty Improvement Auth
GO Guaranteed Lease RB (Cnty Correctional Facility) Series 2000
3.94%, 01/04/07 (a)(b)(c)(d)	3,000	3,000
Garden State Preservation Trust
Open Space and Farmland Preservation Bonds Series 2003A
3.93%, 01/04/07 (a)(b)(c)(d)	1,500	1,500
Open Space and Farmland Preservation Bonds Series 2005A
3.98%, 01/03/07 (a)(b)(c)	6,460	6,460
Gloucester Cnty
Pollution Control Refunding RB (Exxon Mobil) Series 2003
3.76%, 01/02/07 (a)	1,800	1,800
Mercer Cnty
BAN Series 2006A
3.55%, 06/15/07	5,000	5,010
New Jersey
GO Bonds
3.70%, 05/01/07	10,000	10,058
TRAN Series Fiscal 2007A
3.47%, 06/22/07	10,000	10,047
New Jersey Economic Development Auth
Exempt Facility RB (Chambers Co-Generation)
3.66%, 03/02/07 (b)	6,000	6,000
3.66%, 03/06/07 (b)	6,100	6,100
Exempt Facility RB (Keystone)
3.52%, 02/08/07 (b)	6,600	6,600
3.56%, 01/05/07 (b)	5,000	5,000
Gas Facilities Refunding RB (NUI Corp) Series 1997A
3.96%, 01/04/07 (a)(b)(c)(d)	3,260	3,260
Motor Vehicle Surcharge RB Series 2004A
3.93%, 01/04/07 (a)(b)(c)(d)	2,580	2,580
3.95%, 01/04/07 (a)(b)(c)(d)	3,880	3,880
Natural Gas Facilities Refunding RB (NUI Corp) Series 1997A
3.96%, 01/04/07 (a)(b)(c)(d)	1,525	1,525
RB (Baptist Home Society of New Jersey) Series 2003
4.03%, 01/04/07 (a)(b)	3,520	3,520
RB (G&W Laboratories) Series 2003
3.98%, 01/04/07 (a)(b)	4,595	4,595
RB (Geriatric Services Housing Corp) Series 2001
3.87%, 01/03/07 (a)(b)	1,500	1,500
RB (Hamilton Industrial Development) Series 1998
3.98%, 01/03/07 (a)(b)	5,070	5,070
RB (Meridian Assisted Living at Shrewsbury) Series 2004
3.91%, 01/04/07 (a)(b)	5,250	5,250
RB (Omni Baking Co) Series 2001
3.94%, 01/04/07 (a)(b)	3,000	3,000
RB (Princeton Day School, Inc) Series 2005
3.91%, 01/03/07 (a)(b)	5,000	5,000
RB (Research and Manufacturing Corp of America) Series 2006
4.03%, 01/04/07 (a)(b)	3,685	3,685
RB (Stone Brothers Secaucus) Series 2001
3.96%, 01/05/07 (a)(b)	1,625	1,625
Refunding RB (Crane’s Mill) Series 2005B
3.93%, 01/04/07 (a)(b)	11,915	11,915
Refunding RB (Gloucester Marine Terminal) Series 2006B
4.01%, 01/04/07 (a)(b)(c)	3,100	3,100
Refunding RB (Station Plaza Park and Ride) Series 2003
3.98%, 01/04/07 (a)(b)	2,580	2,580
School Facilities Construction Bonds Series 2006R3
3.95%, 01/02/07 (a)(b)	8,300	8,300
School Facilities Construction Refunding Bonds Series 2005N
3.94%, 01/04/07 (a)(b)(c)(d)	3,030	3,030
Special Facility RB (Port Newark Container Terminal) Series 2003
3.93%, 01/03/07 (a)(b)	1,500	1,500
Thermal Energy Facilities RB (Marina Energy LLC) Series 2006A
3.91%, 01/04/07 (a)(b)	2,000	2,000
Thermal Energy Facilities RB (Thermal Energy Limited Partnership I) Series 1997
3.95%, 01/03/07 (a)(b)	5,000	5,000
New Jersey Educational Facilities Auth
RB (Princeton University) Series 2001B
3.90%, 01/02/07 (a)	5,100	5,100
RB (Princeton University) Series 2002B
3.83%, 01/02/07 (a)	4,600	4,600
Refunding RB (Institute for Advanced Study) Series 2006B
3.95%, 01/03/07 (a)(c)	7,000	7,000

18 See financial notes

Schwab New Jersey Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Refunding RB (Montclair State University) Series 2006J
3.94%, 01/04/07 (a)(b)(c)(d)	5,580	5,580
3.96%, 01/04/07 (a)(b)(c)	4,030	4,030
Refunding RB (Ramapo College) Series 2006I
3.94%, 01/04/07 (a)(b)(c)	10,395	10,395
New Jersey Environmental Infrastructure Trust
RB (Bergen Cnty Improvement Auth-Encap Golf Holdings LLC) Series 2005
3.91%, 01/04/07 (a)(b)	13,300	13,300
New Jersey Health Care Facilities Financing Auth
RB (Jersey Shore Medical Center Obligated Group ) Series 1994
3.93%, 01/04/07 (a)(b)(c)(d)	4,500	4,500
RB (JFK Health Systems Obligated Group) Series 1993
3.93%, 01/04/07 (a)(b)(c)(d)	7,695	7,694
RB (Somerset Medical Center) Series A
3.93%, 01/04/07 (a)(b)(c)(d)	13,643	13,643
RB (Virtua Health) Series 2004
3.88%, 01/04/07 (a)(b)	2,650	2,650
RB Composite Program Series 2003A2
3.88%, 01/04/07 (a)(b)	2,300	2,300
RB Composite Program Series 2004A3
3.87%, 01/04/07 (a)(b)	1,030	1,030
Refunding RB (St Barnabas Health Care System) Series 1998B
3.94%, 01/04/07 (a)(b)(c)(d)	3,500	3,500
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2005D
3.95%, 01/04/07 (a)(b)(c)(d)	31,345	31,345
Transportation System Bonds Series 2006C
3.96%, 01/04/07 (a)(b)(c)	2,580	2,580
3.97%, 01/04/07 (a)(b)(c)	10,830	10,830
Transportation System RB Series 2004B
3.89%, 01/04/07 (a)(b)(c)(d)	3,980	3,980
New Jersey Turnpike Auth
RB Series 2000A
3.92%, 01/04/07 (a)(b)(c)(d)	11,200	11,200
3.94%, 01/04/07 (a)(b)(c)(d)	8,665	8,665
3.95%, 01/04/07 (a)(b)(c)(d)	10,000	10,000
3.95%, 01/04/07 (a)(b)(c)	5,000	5,000
RB Series 2004C2
3.93%, 01/04/07 (a)(b)(c)(d)	2,995	2,995
RB Series C
3.94%, 01/04/07 (a)(b)(c)(d)	9,995	9,995
Refunding RB Series 2004A
3.94%, 01/04/07 (a)(b)(c)(d)	11,495	11,495
Newark
GO School Promissory Notes Series 2006C
3.58%, 06/15/07	7,925	7,940
North Bergen Township
BAN
3.70%, 05/15/07	5,000	5,014
Port Auth of New York and New Jersey
Consolidated Bonds 127th Series
3.96%, 01/04/07 (a)(b)(c)(d)	8,480	8,480
Consolidated Bonds 135th Series
3.96%, 01/04/07 (a)(c)(d)	2,900	2,900
Consolidated Bonds 138th Series
3.96%, 01/04/07 (a)(b)(c)(d)	4,000	4,000
Consolidated Bonds 139th Series
3.96%, 01/04/07 (a)(b)(c)(d)	10,000	10,000
Consolidated Bonds 140th Series
3.93%, 01/04/07 (a)(b)(c)(d)	12,315	12,315
3.94%, 01/04/07 (a)(b)(c)	2,940	2,940
Consolidated Bonds 143rd Series
3.97%, 01/04/07 (a)(c)	4,400	4,400
Consolidated Bonds 144th Series
3.95%, 01/04/07 (a)(c)	6,000	6,000
CP Series B
3.50%, 03/06/07 (c)	10,710	10,710
Special Project Bonds (JFK International Air Terminal) Series 6
3.97%, 01/04/07 (a)(b)(c)(d)	4,895	4,895
3.99%, 01/03/07 (a)(b)(c)(d)	800	800
TECP Series A
3.53%, 02/06/07 (c)	8,905	8,905
3.53%, 03/07/07 (c)	7,205	7,205
3.54%, 02/07/07 (c)	2,450	2,450
Sparta Township
BAN
3.61%, 06/01/07	11,079	11,107
Woodbridge
BAN
3.79%, 07/06/07	500	502
3.80%, 07/06/07	7,000	7,024

		482,345

Puerto Rico 5.2%

Puerto Rico
Public Improvement GO Refunding Bonds Series 2006A
3.94%, 01/04/07 (a)(b)(c)	5,500	5,500
TRAN Series 2007
3.50%, 07/30/07 (b)	5,000	5,028
Puerto Rico Highway and Transportation Auth
Subordinated Transportation RB Series 2006A
3.93%, 01/04/07 (a)(b)(c)	2,500	2,500
Transportation Refunding RB Series 2005L
3.92%, 01/04/07 (a)(b)(c)(d)	2,450	2,450
Puerto Rico Housing Finance Corp
Homeownership Mortgage RB Series 1998A
3.96%, 01/04/07 (a)(b)(c)(d)	7,900	7,900
Homeownership Mortgage RB Series 2000A
3.92%, 01/04/07 (a)(b)(c)(d)	3,035	3,035

		26,413

Total Municipal Securities (Cost $508,758)		508,758

End of Investments.

At 12/31/06, the tax basis cost of the fund’s investments was $508,758.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $202,142 or 39.4% of net assets.

See financial notes 19

Schwab New Jersey Municipal Money Fund

Portfolio Holdings continued

BAN	— Bond anticipation note
GO	— General obligation
RB	— Revenue bond
TECP	— Tax-exempt commercial paper
TRAN	— Tax and revenue anticipation note

20 See financial notes

Schwab New Jersey Municipal Money Fund

Statement of
Assets and Liabilities
As of December 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value		$508,758
Cash		123
Receivables:
Investments sold		25
Interest		4,082
Prepaid expenses	+	2

Total assets		512,990

Liabilities
Payables:
Investment adviser and administrator fees		6
Transfer agent and shareholder services fees		19
Accrued expenses	+	20

Total liabilities		45

Net Assets
Total assets		512,990
Total liabilities	−	45

Net assets		$512,945
Net Assets by Source
Capital received from investors		512,945

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$512,945		512,559		$1.00

See financial notes 21

Schwab New Jersey Municipal Money Fund

Statement of
Operations
For January 1, 2006 through December 31, 2006. All numbers x 1,000.

Investment Income
Interest		$16,734

Net Realized Gains and Losses
Net realized gains on investments		106

Expenses
Investment adviser and administrator fees		1,853
Transfer agent and shareholder service fees		2,194
Registration fees		122
Portfolio accounting fees		40
Professional fees		24
Trustees’ fees		20
Custodian fees		19
Shareholder reports		12
Tax expenses		12
Other expenses	+	8

Total expenses		4,304
Expense reduction by adviser and Schwab	−	1,123
Custody credits	−	14

Net expenses		3,167

Increase in Net Assets from Operations
Total investment income		16,734
Net expenses	−	3,167

Net investment income		13,567
Net realized gains	+	106

Increase in net assets from operations		$13,673

22 See financial notes

Schwab New Jersey Municipal Money Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		1/1/06-12/31/06	1/1/05-12/31/05
Net investment income		$13,567	$8,188
Net realized gains	+	106	42

Increase in net assets from operations		13,673	8,230

Distributions Paid
Dividends from net investment income		13,578	8,191

Transactions in Fund Shares*
Shares sold		1,861,378	1,586,641
Shares reinvested		13,386	8,032
Shares redeemed	+	(1,834,283)	(1,569,930)

Net transactions in fund shares		40,481	24,743

Net Assets
Beginning of period		472,369	447,587
Total increase	+	40,576	24,782

End of period		$512,945	$472,369

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 23

Schwab Pennsylvania Municipal Money Fundtm

Financial Statements

Financial Highlights

	1/1/06–	1/1/05–	1/1/04–	1/1/03–	1/1/02–
	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income from investment operations:
Net investment income	0.03	0.02	0.01	0.00 [1]	0.01
Less distributions:
Dividends from net investment income	(0.03)	(0.02)	(0.01)	(0.00)[1]	(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	2.85	1.82	0.62	0.49	0.87

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.65	0.65	0.65	0.65	0.65
Gross operating expenses	0.89	0.88	0.86	0.87	0.89
Net investment income	2.81	1.82	0.62	0.48	0.87
Net assets, end of period ($ x 1,000,000)	412	378	346	328	301

1 Per-share amount was less than $0.01.

24 See financial notes

Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings as of December 31, 2006

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.1%	Municipal Securities	408,241	408,241

99.1%	Total Investments	408,241	408,241
0.9%	Other Assets and Liabilities		3,765

100.0%	Net Assets		412,006

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 99.1% of net assets

Pennsylvania 95.5%

Allegheny Cnty Hospital Development Auth
RB (University of Pittsburgh Medical Center) Series 2005B
4.04%, 01/04/07 (a)(e)	6,875	6,875
RB (UPMC Senior Communities) Series 2003
3.91%, 01/04/07 (a)(b)	2,740	2,740
Allegheny Cnty Port Auth
Grant Anticipation Notes Series 2006
3.79%, 06/29/07 (b)	10,200	10,234
Special Revenue Transportation Bonds Series 1999
3.93%, 01/04/07 (a)(b)(c)(d)	10,995	10,995
Beaver Cnty IDA
Pollution Control Refunding RB (First Energy Nuclear Generation Corp) Series 2005A
3.95%, 01/02/07 (a)(b)	7,500	7,500
Pollution Control Refunding RB (First Energy Nuclear Generation Corp) Series 2006C
3.91%, 01/03/07 (a)(b)	3,400	3,400
Bermudian Springs SD
GO Bonds Series 2005
3.91%, 01/04/07 (a)(b)(c)	3,900	3,900
Central Bucks SD
GO Bonds Series 2000A
3.96%, 01/04/07 (a)(b)(c)	3,095	3,095
Chester Cnty School Auth
School Lease RB Series 2005
3.97%, 01/04/07 (a)(b)(c)(d)	1,750	1,750
Delaware Cnty IDA
Hospital RB (Crozer-Chester Medical Center) Series 2002
3.91%, 01/04/07 (a)(b)	4,700	4,700
RB (YMCA of Philadelphia) Series 1999
4.02%, 01/03/07 (a)(b)	1,555	1,555
Delaware Valley Regional Finance Auth
Local Government RB Series 1998A
3.97%, 01/04/07 (a)(b)(c)(d)	4,055	4,055
3.99%, 01/04/07 (a)(b)(c)(d)	1,300	1,300
Erie SD
GO Bonds Series 2001A
3.95%, 01/04/07 (a)(b)(c)(d)	6,950	6,950
Hanover Public SD
GO Bonds Series 2005
3.91%, 01/04/07 (a)(b)(c)	4,900	4,900
Harrisburg Auth
Water Refunding RB Series 2002B
3.96%, 01/04/07 (a)(b)(c)	4,000	4,000
Water Refunding RB Series 2003A
3.96%, 01/04/07 (a)(b)(c)	9,900	9,900
Lehigh Cnty IDA
Pollution Control Refunding RB (PPL Electric Utilities Corp) Series 2005B
3.95%, 01/04/07 (a)(b)(c)	3,290	3,290
Luzerne Cnty IDA
RB (Methodist Homes) Series 2003
3.95%, 01/03/07 (a)(b)	2,000	2,000
Mercer Cnty
GO Bonds Series 2001
3.95%, 01/04/07 (a)(b)(c)(d)	1,275	1,275
Montgomery Cnty IDA
Environmental Facilities RB (Ionza Inc) Series 2000
4.00%, 01/04/07 (a)(b)	7,000	7,000
Pollution Control Refunding RB (Exelon Generation Co) Series 2002A
3.55%, 03/05/07 (b)	5,000	5,000
Pollution Control Refunding RB (Peco Energy Co) Series 1994A
3.57%, 01/11/07 (b)	16,000	16,000
3.60%, 03/15/07 (b)	13,000	13,000
Pollution Control Refunding RB (Peco Energy Co) Series 1999A
3.90%, 01/03/07 (a)(b)	765	765
School RB (Friends’ Central School) Series 2002
3.91%, 01/04/07 (a)(b)	4,200	4,200
Northhampton Cnty
RB (Binney and Smith) Series 1997A
3.97%, 01/03/07 (a)(b)	3,250	3,250
RB (Binney and Smith) Series 1997B
3.97%, 01/03/07 (a)(b)	745	745
Norwin SD
GO Bonds Series 2001A
3.95%, 01/04/07 (a)(b)(c)(d)	9,710	9,710
Pennsylvania
GO Bonds First Series of 2003
3.94%, 01/04/07 (a)(b)(c)(d)	3,870	3,870
GO Bonds Second Series of 1998
3.53%, 08/01/07	4,450	4,487
GO Bonds Second Series of 2006
3.95%, 01/04/07 (a)(c)	10,000	10,000
Pennsylvania Convention Center Auth
RB Series 1989A
3.94%, 01/04/07 (a)(b)(c)(d)	2,745	2,745
Pennsylvania Economic Development Finance Auth
Bonds (Westrum Harleysville II) Series 2005
3.97%, 01/04/07 (a)(b)	6,200	6,200
Exempt Facilities RB (Amtrak) Series 2001B
4.08%, 01/04/07 (a)(b)	12,000	12,000

See financial notes 25

Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Exempt Facilities RB (Shippingport) Series 2005A
4.05%, 01/03/07 (a)(b)	9,000	9,000
Pennsylvania Energy Development Auth
RB (B&W Ebensburg) Series 1986
3.95%, 01/03/07 (a)(b)	8,085	8,085
Pennsylvania HFA
Residential Development Refunding RB Series 2002A
4.06%, 01/03/07 (a)(c)(d)	6,000	6,000
S/F Mortgage RB Drawdown Series 2003
3.97%, 01/04/07 (a)(b)(c)(d)	2,405	2,405
S/F Mortgage RB Series 1999-66A
3.96%, 01/04/07 (a)(c)(d)	1,075	1,075
S/F Mortgage RB Series 1999A
3.99%, 01/04/07 (a)(c)(d)	7,690	7,690
S/F Mortgage RB Series 2001-72A
3.98%, 01/04/07 (a)(b)(c)	2,495	2,495
S/F Mortgage RB Series 2002-74B
3.96%, 01/04/07 (a)(c)(d)	7,495	7,495
S/F Mortgage RB Series 2003-79A
3.98%, 01/04/07 (a)(c)	2,060	2,060
S/F Mortgage RB Series 2004-83C
3.95%, 01/03/07 (a)(c)	2,000	2,000
S/F Mortgage RB Series 2005-88B
3.94%, 01/03/07 (a)(c)	1,785	1,785
S/F Mortgage RB Series 2006-96A
3.98%, 01/04/07 (a)(c)	7,100	7,100
Pennsylvania Higher Education Assistance Agency
Student Loan RB Series 1988B
3.95%, 01/03/07 (a)(b)(c)	3,000	3,000
Student Loan RB Series 2000A
4.00%, 01/03/07 (a)(b)(c)	18,125	18,125
Student Loan RB Series 2001A
4.00%, 01/03/07 (a)(b)(c)	5,050	5,050
Pennsylvania Higher Educational Facilities Auth
RB (Temple University) First Series of 2006
3.95%, 01/04/07 (a)(b)(c)	4,167	4,167
RB (Temple University) Series 2006
3.94%, 01/04/07 (a)(b)(c)	5,995	5,995
RB (University of Pennsylvania Health Services) Series 2005A
3.94%, 01/04/07 (a)(b)(c)(d)	3,000	3,000
Pennsylvania Intergovernmental Cooperation Auth
Special Tax Refunding RB (Philadelphia Funding Program) Series 2003
3.93%, 01/04/07 (a)(b)(c)	2,000	2,000
Pennsylvania Public School Building Auth
Lease RB (Philadelphia SD) Series 2003
3.95%, 01/04/07 (a)(b)(c)(d)	1,936	1,936
RB (Parkland SD) Series 1999D
3.96%, 01/04/07 (a)(b)(c)	2,350	2,350
School Lease RB (Philadelphia SD) Series 2003
3.94%, 01/04/07 (a)(b)(c)(d)	7,600	7,600
3.95%, 01/04/07 (a)(b)(c)	4,665	4,665
Pennsylvania Turnpike Commission
RB Series 2002A3
3.95%, 01/03/07 (a)(c)(d)	7,000	7,000
RB Series 2006A
3.94%, 01/04/07 (a)(b)(c)	3,800	3,800
Registration Fee Refunding RB Series 2005A
3.97%, 01/04/07 (a)(b)(c)(d)	2,355	2,355
Philadelphia
Airport RB Series 2005A
3.98%, 01/04/07 (a)(b)(c)(d)	1,000	1,000
Airport Refunding RB Series 2005C
4.00%, 01/03/07 (a)(b)(c)	6,830	6,830
GO Bonds Series 2006
3.94%, 01/04/07 (a)(b)(c)(d)	3,455	3,455
TRAN Series 2006-2007 A
3.77%, 06/29/07	7,000	7,024
Water and Wastewater RB Series 1997B
3.89%, 01/03/07 (a)(b)(c)	120	120
Philadelphia Gas Works
RB Third Series 2001
3.94%, 01/04/07 (a)(b)(c)(d)	1,700	1,700
Philadelphia IDA
RB (City Line Holiday Inn) Series 1996
3.93%, 01/03/07 (a)(b)	4,600	4,600
RB (Cultural and Commercial Corridors Program) Series 2006A
3.94%, 01/04/07 (a)(b)(c)(d)	3,650	3,650
RB (Please Touch Museum) Series 2006
3.95%, 01/04/07 (a)(b)(c)	5,025	5,025
RB Series 1998A
3.99%, 01/04/07 (a)(b)(c)(d)	5,000	5,000
Philadelphia Redevelopment Auth
RB (Neighborhood Transformation Initiative) Series 2005C
3.95%, 01/04/07 (a)(b)(c)(d)	5,745	5,745
Philadelphia Water and Sewer
RB Series 2001A
3.95%, 01/04/07 (a)(b)(c)	5,250	5,250
Scranton Redevelopment Auth
Guaranteed Lease RB Series 2004
3.96%, 01/04/07 (a)(b)	6,905	6,905
Temple University
Commonwealth System of Higher Education University Funding Obligations Series 2006
3.68%, 04/26/07	8,250	8,283
University of Pittsburgh
Pitt Asset Notes-Tax Exempt Higher Education Registered Series 2006
3.70%, 08/24/07	7,000	7,035

		393,241

Puerto Rico 3.6%

Puerto Rico
Public Improvement GO Refunding Bonds Series 2006A
3.94%, 01/04/07 (a)(b)(c)	15,000	15,000

Total Municipal Securities (Cost $408,241)		408,241

End of Investments.

At 12/31/06, the tax basis cost of the fund’s investments was $408,241.

26 See financial notes

Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings continued

At 12/31/06, portfolio holdings included illiquid and/or restricted securities as follows:

Issuer
Rate, Acquisition Date,	Face Amount	Cost/Value
Maturity Date	($ x 1,000)	($ x 1,000)

Allegheny Cnty Hospital Development Auth

RB (University of Pittsburgh Medical Center) Series 2005B
4.04%, 12/15/06, 01/04/07	6,875	6,875

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $109,756 or 26.6% of net assets.
(e)	Illiquid and/or restricted security.

GAN	— Grant anticipation note
GO	— General obligation
HFA	— Housing finance agency
IDA	— Industrial development authority
RB	— Revenue bond
TRAN	— Tax and revenue anticipation note

See financial notes 27

Schwab Pennsylvania Municipal Money Fund

Statement of
Assets and Liabilities
As of December 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value		$408,241
Cash		98
Receivables:
Investments sold		230
Interest		3,457
Prepaid expenses	+	1

Total assets		412,027

Liabilities
Payables:
Investment adviser and administrator fees		3
Transfer agent and shareholder services fees		15
Accrued expenses	+	3

Total liabilities		21

Net Assets
Total assets		412,027
Total liabilities	−	21

Net assets		$412,006
Net Assets by Source
Capital received from investors		412,035
Net investment income not yet distributed		2
Net realized capital losses		(31)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$412,006		412,019		$1.00

28 See financial notes

Schwab Pennsylvania Municipal Money Fund

Statement of
Operations
For January 1, 2006 through December 31, 2006. All numbers x 1,000.

Investment Income
Interest		$13,584

Net Realized Gains and Losses
Net realized gains on investments		26

Expenses
Investment adviser and administrator fees		1,491
Transfer agent and shareholder service fees		1,766
Registration fees		121
Portfolio accounting fees		41
Professional fees		27
Trustees’ fees		20
Shareholder reports		10
Custodian fees		6
Other expenses	+	7

Total expenses		3,489
Expense reduction by adviser and Schwab	−	938
Custody credits	−	7

Net expenses		2,544

Increase in Net Assets from Operations
Total investment income		13,584
Net expenses	−	2,544

Net investment income		11,040
Net realized gains	+	26

Increase in net assets from operations		$11,066

See financial notes 29

Schwab Pennsylvania Municipal Money Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		1/1/06-12/31/06	1/1/05-12/31/05
Net investment income		$11,040	$6,627
Net realized gains or losses	+	26	(43)

Increase in net assets from operations		11,066	6,584

Distributions Paid
Dividends from net investment income		11,040	6,627

Transactions in Fund Shares*
Shares sold		1,703,566	1,434,497
Shares reinvested		10,861	6,480
Shares redeemed	+	(1,680,508)	(1,408,453)

Net transactions in fund shares		33,919	32,524

Net Assets
Beginning of period		378,061	345,580
Total increase	+	33,945	32,481

End of period		$412,006	$378,061

Net investment income not yet distributed		$2	$2

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

30 See financial notes

Schwab Massachusetts Municipal Money Fundtm

Financial Statements

Financial Highlights

	1/1/06–	1/1/05–	1/1/04–	5/16/03[1]–
	12/31/06	12/31/05	12/31/04	12/31/03

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00

Income from investment operations:
Net investment income	0.03	0.02	0.01	0.00	[2]

Less distributions:
Dividends from net investment income	(0.03)	(0.02)	(0.01)	(0.00)[2]

Net asset value at end of period	1.00	1.00	1.00	1.00

Total return (%)	2.81	1.78	0.64	0.30	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.65	0.63	0.60	0.51	[4,5]
Gross operating expenses	0.90	0.87	0.86	0.86	[4]
Net investment income	2.77	1.76	0.63	0.48	[4]
Net assets, end of period ($ x 1,000,000)	399	351	386	363

1 Commencement of operations.
2 Per-share amount was less than $0.01.
3 Not annualized.
4 Annualized.

[5]	In addition to the guaranteed expense limit in place, the investment advisor voluntarily reduced the funds annualized operating expense by an additional 0.09%.

See financial notes 31

Schwab Massachusetts Municipal Money Fund

Portfolio Holdings as of December 31, 2006

This section shows all the securities in the fund’s portfolio by industry classification and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.9%	Municipal Securities	394,865	394,865

98.9%	Total Investments	394,865	394,865
1.1%	Other Assets and Liabilities		4,412

100.0%	Net Assets		399,277

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 98.9% of net assets

Massachusetts 94.0%

Chelmsford
BAN 3.66%, 06/22/07	2,539	2,549
Cohasset
BAN 3.68%, 08/10/07	8,200	8,239
Concord
Unlimited Tax School BAN 3.54%, 09/27/07	4,000	4,013
Haverhill
BAN 3.60%, 09/28/07	2,300	2,315
State Qualified BAN 3.62%, 03/30/07	2,000	2,004
Littleton
BAN 3.80%, 07/27/07	2,200	2,208
Massachusetts
GO Bonds Consolidated Loan Series 1998C
3.94%, 01/04/07 (a)(b)(c)(d)	3,485	3,485
GO Bonds Consolidated Loan Series 2000C
3.93%, 01/04/07 (a)(c)(d)	1,500	1,500
GO Bonds Consolidated Loan Series 2004A
3.94%, 01/04/07 (a)(b)(c)(d)	3,950	3,950
GO Bonds Consolidated Loan Series 2005A
3.93%, 01/04/07 (a)(b)(c)(d)	7,980	7,980
GO Bonds Consolidated Loan Series 2005C
3.93%, 01/04/07 (a)(c)(d)	5,145	5,145
3.95%, 01/04/07 (a)(b)(c)(d)	5,775	5,775
GO Bonds Consolidated Loan Series 2006A
3.96%, 01/03/07 (a)(c)	6,000	6,000
GO Bonds Consolidated Loan Series 2006E
3.95%, 01/04/07 (a)(b)(c)	4,000	4,000
GO Bonds Series 2004A
3.93%, 01/04/07 (a)(b)(c)	1,300	1,300
GO Refunding Bonds Series 1996A
3.93%, 01/04/07 (a)(c)(d)	385	385
GO Refunding Bonds Series 2006C
3.93%, 01/04/07 (a)(b)(c)(d)	10,000	10,000
Special Obligation Dedicated Tax RB Series 2005
3.94%, 01/04/07 (a)(b)(c)(d)	5,900	5,900
Special Obligation Dedicated Tax Refunding RB Series 2005
3.93%, 01/04/07 (a)(b)(c)(d)	3,800	3,800
Massachusetts Bay Transportation Auth
Assessment Bonds Series 2005A
3.94%, 01/04/07 (a)(b)(c)(d)	3,495	3,495
3.95%, 01/04/07 (a)(c)(d)	5,000	5,000
Sr Sales Tax Bonds Series 2004C
3.95%, 01/04/07 (a)(c)(d)	11,285	11,285
Sr Sales Tax Bonds Series 2006A
3.94%, 01/04/07 (a)(c)	2,395	2,395
Sr Sales Tax Bonds Series 2006B
3.94%, 01/03/07 (a)(c)	10,000	10,000
Sr Sales Tax Bonds Series 2006C
3.95%, 01/04/07 (a)(c)(d)	11,385	11,385
Sr Sales Tax RB Series 2005A
3.94%, 01/04/07 (a)(c)(d)	2,300	2,300
Massachusetts Development Finance Agency
Education RB (Dexter School) Series 2000
3.94%, 01/04/07 (a)(b)(c)	6,235	6,235
Higher Education RB (Smith College) Series 2005
3.95%, 01/04/07 (a)(c)	4,890	4,890
M/F Housing RB (Archstone Reading Apts) Series 2004A
3.96%, 01/03/07 (a)(b)	8,000	8,000
M/F Housing RB (Midway Studios) Series 2003A
3.97%, 01/04/07 (a)(b)	5,000	5,000
M/F Housing Refunding RB (Kensington at Chelmsford) Series 2002
3.99%, 01/04/07 (a)(b)	16,100	16,100
RB (Berkshire School) Series 2001
3.93%, 01/04/07 (a)(b)	3,500	3,500
RB (Boston University) Series T1
3.94%, 01/04/07 (a)(b)(c)(d)	2,605	2,605
RB (College of Holy Cross) Series 2002
3.94%, 01/04/07 (a)(b)(c)(d)	1,600	1,600
RB (Fessenden School) Series 2001
3.96%, 01/04/07 (a)(b)	3,000	3,000
RB (FIBA Technologies) Series 2003
3.98%, 01/03/07 (a)(b)	1,795	1,795
RB (Gordon College) Series 2002
3.94%, 01/04/07 (a)(b)	2,060	2,060
RB (Harvard University) Series 2006B1
3.87%, 01/03/07 (a)	7,500	7,500
RB (The Young Men’s Christian Association of Greater Worchester) Series 2006
3.96%, 01/03/07 (a)(b)	6,250	6,250
RB (WGBH Educational Foundation) 2002A
3.94%, 01/04/07 (a)(b)(c)(d)	3,000	3,000
RB (Worcester Academy) Series 2000
3.94%, 01/04/07 (a)(b)	7,500	7,500
RB (YMCA of Greater Boston) Series 2004A
3.92%, 01/04/07 (a)(b)	1,500	1,500

32 See financial notes

Schwab Massachusetts Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Massachusetts Health and Educational Facilities Auth
RB (Baystate Medical Center) Series D
3.94%, 01/04/07 (a)(b)(c)(d)	21,645	21,645
RB (Boston Home) Series 2002B
3.94%, 01/04/07 (a)(b)	2,500	2,500
RB (Capital Assets Program) Series 1985D
3.88%, 01/03/07 (a)(b)(c)	4,450	4,450
RB (Massachusetts Institute of Technology) Series I1
3.92%, 01/04/07 (a)(c)(d)	7,965	7,965
RB (Massachusetts Institute of Technology) Series K
3.94%, 01/04/07 (a)(c)(d)	8,800	8,800
RB (Winchester Hospital) Series D
3.94%, 01/04/07 (a)(b)(c)(d)	10,788	10,788
Revenue Notes (Harvard University) Series EE
3.53%, 03/07/07	5,000	5,000
3.58%, 02/08/07	2,600	2,600
3.60%, 02/07/07	7,000	7,000
Massachusetts HFA
Housing Bonds Series 2003S
4.09%, 01/03/07 (a)(c)(d)	3,285	3,285
Housing Bonds Series 2005E
3.94%, 01/04/07 (a)(c)(d)	6,095	6,095
RB Series 2005H
4.02%, 01/03/07 (a)(c)	2,965	2,965
Rental Housing Mortgage RB Series 2002F
3.96%, 01/04/07 (a)(b)(c)(d)	6,615	6,615
3.97%, 01/04/07 (a)(b)(c)(d)	5,315	5,315
S/F Housing Notes Series Y
3.83%, 08/01/07	7,000	7,000
S/F Housing RB Series 126
3.95%, 01/04/07 (a)(c)	3,400	3,400
Massachusetts Industrial Finance Agency
RB (New England College of Optometry) Series 1997
3.94%, 01/04/07 (a)(b)	6,145	6,145
Massachusetts Port Auth
RB Series 2005A
3.93%, 01/04/07 (a)(b)(c)(d)	3,385	3,385
Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2005A
3.94%, 01/04/07 (a)(b)(c)(d)	10,000	10,000
Massachusetts Water Pollution Abatement Trust
Pool Program Bonds Series 10
3.94%, 01/04/07 (a)(c)(d)	3,830	3,830
Pool Program Bonds Series 12
3.95%, 01/04/07 (a)(c)(d)	10,025	10,025
Pool Program Refunding Bonds Series 2006
3.93%, 01/04/07 (a)(c)	4,050	4,050
Massachusetts Water Resources Auth
CP Notes Series 1994
3.52%, 01/12/07 (b)	7,000	7,000
3.61%, 03/06/07 (b)	8,000	8,000
General Revenue Refunding Bonds Series 2005B
3.93%, 01/04/07 (a)(b)(c)	5,000	5,000
Quincy
BAN 3.75%, 08/03/07	3,653	3,668
Salem
BAN 3.34%, 01/11/07	2,000	2,001

		375,470

Puerto Rico 4.9%

Puerto Rico
Public Improvement Bonds Series 2000
3.89%, 01/04/07 (a)(b)(c)(d)	3,500	3,500
Puerto Rico Highway and Transportation Auth
Transportation RB Series L
3.89%, 01/04/07 (a)(b)(c)	7,495	7,495
Transportation Refunding RB Series 2005L
3.92%, 01/04/07 (a)(b)(c)(d)	6,300	6,300
Puerto Rico Public Buildings Auth
Refunding RB Series L 3.91%, 01/04/07 (a)(b)(c)(d)	2,100	2,100

		19,395

Total Municipal Securities (Cost $394,865)		394,865

End of Investments.

At 12/31/06, the tax basis cost of the fund’s investments was $394,865.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $198,238 or 49.6% of net assets.

BAN	— Bond anticipation note
GAN	— Grant anticipation note
GO	— General obligation
HFA	— Housing finance agency
IDA	— Industrial development authority
RB	— Revenue bond
TECP	— Tax-exempt commercial paper
TRAN	— Tax and revenue anticipation note

See financial notes 33

Schwab Massachusetts Municipal Money Fund

Statement of
Assets and Liabilities
As of December 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value		$394,865
Cash		313
Receivables:
Investments sold		25
Interest		4,099
Prepaid expenses	+	2

Total assets		399,304

Liabilities
Payables:
Investment adviser and administrator fees		3
Transfer agent and shareholder services fees		15
Accrued expenses	+	9

Total liabilities		27

Net Assets
Total assets		399,304
Total liabilities	−	27

Net assets		$399,277
Net Assets by Source
Capital received from investors		399,277

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$399,277		399,229		$1.00

34 See financial notes

Schwab Massachusetts Municipal Money Fund

Statement of
Operations
For January 1, 2006 through December 31, 2006. All numbers x 1,000.

Investment Income
Interest		$12,722

Net Realized Gains and Losses
Net realized gains on investments		157

Expenses
Investment adviser and administrator fees		1,412
Transfer agent and shareholder service fees		1,672
Registration fees		160
Portfolio accounting fees		38
Professional fees		26
Trustees’ fees		19
Tax expenses		15
Shareholder reports		8
Custodian fees		8
Other expenses	+	7

Total expenses		3,365
Expense reduction by adviser and Schwab	−	935
Custody credits	−	7

Net expenses		2,423

Increase in Net Assets from Operations
Total investment income		12,722
Net expenses	−	2,423

Net investment income		10,299
Net realized gains	+	157

Increase in net assets from operations		$10,456

See financial notes 35

Schwab Massachusetts Municipal Money Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		1/1/06-12/31/06	1/1/05-12/31/05
Net investment income		$10,299	$6,224
Net realized gains or losses	+	157	(10)

Increase in net assets from operations		10,456	6,214

Distributions Paid
Dividends from net investment income		10,313	6,223

Transactions in Fund Shares*

Shares Sold
Shares sold		1,274,614	1,272,243
Shares reinvested		10,168	6,127
Shares redeemed	+	(1,237,036)	(1,312,689)

Net transactions in fund shares		47,746	(34,319)

Net Assets
Beginning of period		351,388	385,716
Total increase or decrease	+	47,889	(34,328)

End of period		399,277	351,388

Distributions in excess of net investment income/
Net investment income not yet distributed		$—	$1

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

36 See financial notes

Schwab Municipal Money Funds

Financial Notes

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York Municipal Money Fund
Schwab New Jersey Municipal Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab Massachusetts Municipal Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves

Schwab New York Municipal Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab New Jersey Municipal Money, Schwab Pennsylvania Municipal Money, and Schwab Massachusetts Municipal Money Fund each offers one share class.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The funds value the securities in their portfolios at amortized cost, which approximates market value.

(b) Portfolio Investments:

Delayed-Delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund or class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses are allocated daily to each class in proportion to its net assets.

 37

Schwab Municipal Money Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(f) Distributions to Shareholders:

The funds declare dividends every day they are open for business. These dividends, which are equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to off set its custody fees and accounting fees. The credit amounts (if any) are disclosed in the statement of operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liability arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48—Accounting for Uncertainty in Income Taxes—an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. A fund with a fiscal year ending December 31 will implement FIN 48 no later than June 29, 2007, and it will apply to all open tax years. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. We have not yet completed our evaluation of the impact, if any, of adopting FIN 48 on the fund’s financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the fund’s financial statement disclosures.

38

Schwab Municipal Money Funds

Financial Notes (continued)

3.	Affiliates and Affiliated Transactions:

(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s shareholder services agent and transfer agent.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	New York	New Jersey	Pennsylvania	Massachusetts
	Municipal	Municipal	Municipal	Municipal
Average daily net assets	Money Fund	Money Fund	Money Fund	Money Fund

First $1 billion	0.38%	0.38%	0.38%	0.38%
Over $1 billion	0.35%	0.35%	0.35%	0.35%
Over $10 billion	0.32%	0.32%	0.32%	0.32%
Over $20 billion	0.30%	0.30%	0.30%	0.30%
Over $40 billion	0.27%	0.27%	0.27%	0.27%

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Sweep Shares	0.25%	0.20%
Value Advantage Shares*	0.05%	0.17%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses through April 29, 2007, as follows:

	New York	New Jersey	Pennsylvania	Massachusetts
	Municipal	Municipal	Municipal	Municipal
	Money Fund	Money Fund	Money Fund	Money Fund

Sweep Shares	0.65%	0.65%	0.65%	0.65%
Value Advantage Shares*	0.45%	n/a	n/a	n/a

* Value Advantage Shares are only offered by New York Municipal Money Fund.

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended December 31, 2006, each fund’s total security transactions with other Schwab Funds were as follows:

New York Municipal Money Fund	$1,383,344
New Jersey Municipal Money Fund	726,724
Pennsylvania Municipal Money Fund	917,795
Massachusetts Municipal Money Fund	724,640

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

 39

Schwab Municipal Money Funds

Financial Notes (continued)

3.	Affiliates and Affiliated Transactions (continued): (All dollar amounts are x 1,000)

Trustees

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

4. Borrowing:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with State Street Corporation, and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There was no borrowing from the line of credit for any funds during the period.

5.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

	New York	New Jersey	Pennsylvania	Massachusetts
	Municipal	Municipal	Municipal	Municipal
	Money Fund	Money Fund	Money Fund	Money Fund

Undistributed tax-exempt income	$—	$—	$2	$—

As of December 31, 2006, the following funds had capital loss carry forwards available to offset future net capital gains before the expiration dates:

	New York	New Jersey	Pennsylvania	Massachusetts
	Municipal	Municipal	Municipal	Municipal
Expire	Money Fund	Money Fund	Money Fund	Money Fund

2009	$—	$—	$—	$—
2011	—	—	—	—
2012	—	—	—	—
2013	—	—	31	—

Total	$—	$—	$31	$—

The funds utilized capital loss carryforwards during the year end December 31, 2006 in the amount of:

	New York	New Jersey	Pennsylvania	Massachusetts
	Municipal	Municipal	Municipal	Municipal
	Money Fund	Money Fund	Money Fund	Money Fund

Capital losses utilized	$398	$—	$26	$95

40

Schwab Municipal Money Funds

Financial Notes (continued)

5.	Federal Income Taxes (continued):

(All dollar amounts are x 1,000)

The fund may also utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. The tax-basis components of distributions during the current period and prior fiscal year were:

	New York	New Jersey	Pennsylvania	Massachusetts
	Municipal	Municipal	Municipal	Municipal
	Money Fund	Money Fund	Money Fund	Money Fund

Current period distributions
From tax-exempt income	$59,072	$13,572	$11,040	$10,310
From ordinary income	—	—	—	—
From long-term capital gains	$15	$6	—	$3
Prior period distributions
From tax-exempt income	$33,324	$8,191	$6,627	$6,223
From ordinary income	—	—	—	—
From long-term capital gains	—	—	—	—

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required, as well as redesignation and equalization. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2006, the funds made the following reclassifications:

	New York	New Jersey	Pennsylvania	Massachusetts
	Municipal	Municipal	Municipal	Municipal
	Money Fund	Money Fund	Money Fund	Money Fund

Capital shares	$240	$95	—	$49
Undistributed net investment income	$82	$11	—	$13
Net realized capital gains and losses	$(322)	$(106)	—	$(62)

Other Federal Tax Information: (Unaudited)

The funds designate the following percentage of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended December 31, 2006.

Percentage

New York Municipal Money Fund	100%
New Jersey Municipal Money Fund	100%
Pennsylvania Municipal Money Fund	100%
Massachusetts Municipal Money Fund	100%

For the year ended December 31, 2006, the funds hereby designate the following as a capital gain dividend:

New York Municipal Money Fund	$90
New Jersey Municipal Money Fund	28
Pennsylvania Municipal Money Fund	—
Massachusetts Municipal Money Fund	20

 41

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab New York Municipal Money Fund
Schwab New Jersey Municipal Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab Massachusetts Municipal Money Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund and Schwab Massachusetts Municipal Money Fund (four of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the “Funds”) at December 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 15, 2007

42

Trustees and Officers

The tables below gives information about the trustees and officers for The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. As of December 31, 2006, the Fund Complex included 95 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the Trust; (Term of		Fund Complex
Office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC. From 1996 to 2001, Vice President for Business Affairs and Chief Financial Officer of Stanford University, and in 2001, Special Advisor to the President of Stanford University.	95	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.

Donald F. Dorward 1931 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996-1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	57	None.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals). Prior to August 1998, Dean of the Haas School of Business, University of California, Berkeley (higher education).	95	Board 1—Director, Mission West Properties
Board 2—Director, TOUSA
Board 3—Director, Harris-Stratex Networks
Board 4—Director, Genitope Corp.
Board 5—Director & Non-Executive Chairman, Solectron Corp.
			Board 6—Director, Ditech Networks

Robert G. Holmes 1931 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm)	57	None.

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman and Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	57	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Oneok Partners LP.

 43

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the Trust; (Term of		Fund Complex
Office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D.R. Stephens & Company (investments). Prior to 1996, Chairman and Chief Executive Officer of North American Trust (real estate investment trust).	57	None.

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	57	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the Trust; (Term of		Fund Complex
Office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc.; Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	57	None.

Randall W. Merk[2] 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2005.)	Executive Vice President and President, Schwab Financial Products, Charles Schwab & Co., Inc.; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc. Prior to September 2002, President and Chief Investment Officer, American Century Investment Management, and Director, American Century Companies, Inc.	95	None.

44

Officers of the Trust
Name, Year of Birth, and Position(s)
with the Trust; (Term of Office, and
Length of Time Served3)	Principal Occupations During the Past Five Years

Evelyn Dilsaver 1955 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2004.)	President, Chief Executive Officer, and Director, Charles Schwab Investment Management, Inc.; Executive Vice President, Charles Schwab & Co., Inc; President and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust; President, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; President, Mutual Fund Division, UST Advisers, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co., Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer—Fixed Income (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer—Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer—Equities (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer—Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of The Charles Schwab Family of Funds since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President Charles Schwab & Co., Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management, Inc. From 2000 to 2002, Vice President, Internal Audit, Charles Schwab & Co., Inc.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc.; Chief Legal Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. Prior to June 1998, Branch Chief in Enforcement at U.S. Securities and Exchange Commission in San Francisco.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005)	Vice President, Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

 45

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the Trust; (Term of Office, and
Length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

46

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset-backed securities Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

bond anticipation notes Obligations sold by a municipality on an interim basis in anticipation of the municipality’s issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all dividends were reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount returned to the bondholder.

Portfolio terms

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES Adjustable convertible extendable security
BAN Bond anticipation note
COP Certificate of participation
GAN Grant anticipation note
GO  General obligation
HDA Housing Development Authority
HFA Housing Finance Agency
IDA Industrial Development Authority
IDB Industrial Development Board
IDRB Industrial Development Revenue Bond
M/F Multi-family
RAN Revenue anticipation note
RB  Revenue bond
S/F Single-family
TAN Tax anticipation note
TECP Tax-exempt commercial paper
TRAN Tax and revenue anticipation note
VRD Variable-rate demand

 47

money market securities High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, bankers acceptances, notes and time deposits.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

48

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you’re an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab Technology Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Viewpoints Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Short/Intermediate Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Short/Intermediate
  Tax-Free Bond Fundtm
Schwab California Long-Term Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13859-10

Schwab Advisor Cash Reservestm

Annual Report
December 31, 2006

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

I want to thank you for entrusting us with your investments. I have always felt that money funds play an integral role in providing current income for cash between long-term investments. While no investment is completely risk-free, money funds are a good choice for investors who want to reduce volatility inherent in mostly stock portfolios.

Schwab Funds® are managed by Charles Schwab Investment Management, Inc., one of the largest mutual fund managers in the U.S. Our portfolio managers share a passion for investment research and analysis. I am proud of their depth of experience, which reflects an average of 14 years in the investment industry. And, I am impressed by the commitment that our managers bring to the stewardship of the funds, for you, their shareholders.

Whether you’re in a higher tax bracket and could use the potential benefits of municipal money funds, or are looking for the added protection of U.S. Government securities, we offer a range of money funds with distinct investment strategies to meet your needs.

In closing, once again I want to thank you for choosing Schwab. We strive every day to warrant the trust you have placed in us.

Sincerely,

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

Schwab Advisor Cash Reserves 1

From the President

Evelyn Dilsaver is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I am pleased to present the annual report for your Schwab money fund for the period ended December 31, 2006. During the report period, our money funds performed as designed, providing you with current income, as well as stability of capital and convenient access to your money.

Schwab offers a range of both taxable and tax-advantaged money funds with distinct investment strategies. We recently expanded our money fund product line with the launch of the Schwab AMT Tax-Free Money Fundtm. This fund is designed for investors seeking income exempt from the alternative minimum tax.

I would also like to take this opportunity to remind you that our lower priced Schwab Value Advantage Investments® shares are available with many of our money funds, including the Schwab AMT Tax-Free Money Fund. These shares are designed for investors who have larger balances and don’t need frequent access to their cash. They require a minimum initial investment of $25,000 ($15,000 for IRA and custodial accounts) but may offer higher yields than Sweep Investments.

In closing, I speak for all of us at Schwab when I say our goal is to give you the financial products, guidance and personal relationship you need to succeed.

Thank you for investing in Schwab Funds®.

Sincerely,

Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax. Capital gains are not exempt from federal income tax.

2 Schwab Advisor Cash Reserves

The Investment Environment and the Fund

Linda Klingman, vice president and senior portfolio manager, has overall responsibility for the management of the fund.

Mike Neitzke, portfolio manager, has day-to-day responsibility for management of the fund.

As the U.S. economy transitioned towards slower growth, the markets remained resilient and ended the one-year period with positive results, aided by higher corporate profitability, falling energy/commodity prices, and stable interest rates. Major equity indexes finished off the year with bullish returns, while Treasury debt prices drifted lower in response to a handful of strong U.S. economic reports towards the end of the period. Several key issues continued to resonate with investors, including Federal Reserve (the Fed) policy, slowing economic growth, inflation concerns, a sluggish real estate market, and fluctuating energy prices.

Though falling existing home sales and lower motor vehicle production did much to curtail growth in the eyes of the Fed, favorable labor market conditions, sustained increases in labor income, and lower energy prices continued to promote sustainable growth. The unemployment rate fell to a cyclical low of 4.5% in the fourth quarter of 2006, while consumer spending and business investment remained key contributors to GDP growth.

In its December 2006 statement, the Fed noted that the economy appeared to be growing at a more moderate rate as a result of prior rate increases, lagged effects of energy prices, which remained relatively high, despite recent declines, and a substantial cooling of the housing market. Consistent with the Fed’s report, GDP continued to decline, growing approximately 2% in the fourth quarter of 2006, down significantly relative to prior periods.

Energy prices remained a key issue in the markets over the past year. Unlike 2005, the past year saw a rather mild hurricane season. Prices declined throughout the report period due to a lack of hurricanes in the Gulf of Mexico, as well as an increase in U.S. fuel inventories. More recently, abundant heating inventories, warmer weather, and skepticism regarding OPEC’s proposed production cuts contributed to a slip in oil prices. Crude oil has declined roughly 28% since July 2006’s record $78.40 per barrel, yet still remained around the $55-$56 per barrel range at the end of the report period, as diminishing U.S. crude inventories and concern about global surplus lingered in investors’ minds.

Schwab Advisor Cash Reserves 3

The Investment Environment and the Fund continued

The events of 2006 also had a significant impact on the housing market. Housing starts and existing home sales continued to decline throughout the period, even though by historical standards, they remained relatively strong. Although housing negatively affected GDP, rebounds in income, consumer spending, and investments helped to offset the impact. Concerns remained as to whether the Fed’s actions, and the immediate effects on the housing market, would spill over into the rest of the economy.

Inflation continued to be of concern to the Fed throughout 2006. Core inflation, which excludes the more volatile food and energy components, decelerated significantly, yet still remained above their comfort zone. In efforts to curb inflationary pressures, the Fed raised short-term interest rates four times during the report period. The August 2006 meeting marked a key point in the year as the Fed elected at that time to leave the target rate unchanged at 5.25%, where it remained as of the end of the report period. This was the first time they had not raised rates since the series of 17 consecutive rate hikes began in June 2004.

As the Fed raised short-term interest rates earlier in the year, the money market yield curve maintained a positive slope. In this environment, the fund’s variable rate securities holdings were beneficial as their interest rates reset frequently, allowing the fund to quickly capture the rise in market rates.

Mid-year, our expectations were that growth would slow and inflation would moderate leading the Fed to pause in its rate-hiking campaign. At this time, we felt the longer end of the curve represented value and provided a good opportunity to add yield to the portfolio. To that end, we extended the fund and maintained a weighted average maturity (WAM) longer than other funds with similar investment objectives throughout the second half of the year. This action benefited the fund’s performance because we extended the WAM during a period in which the money market curve was positively sloped. This allowed us to add yield to the portfolio prior to the flattening and subsequent inversion of the curve.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Advisor Cash Reserves

Performance and Fund Facts as of 12/31/06

 Seven-Day Yields

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Sweep Shares	Premier Sweep Shares
Ticker Symbol	SWQXX	SWZXX

Seven-Day Yield[1]	4.74%	4.81%

Seven-Day Yield–No Waiver[2]	4.57%	4.57%

Seven-Day Effective Yield[1]	4.85%	4.92%

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Statistics

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

Weighted Average Maturity	59 days

Credit Quality of Holdings % of portfolio	100% Tier 1

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

1Fund expenses have been partially absorbed by CSIM and Schwab.

2Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab Advisor Cash Reserves 5

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2006 and held through December 31, 2006.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/06	at 12/31/06	7/1/06–12/31/06

Schwab Advisor Cash Reservestm
Sweep Shares
Actual Return	0.67%	$1,000	$1,023.90	$3.42
Hypothetical 5% Return	0.67%	$1,000	$1,021.83	$3.41
Premier Sweep Shares
Actual Return	0.59%	$1,000	$1,024.30	$3.01
Hypothetical 5% Return	0.59%	$1,000	$1,022.23	$3.01

1Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

6 Schwab Advisor Cash Reserves

Schwab Advisor Cash Reservestm

Financial Statements

Financial Highlights

	1/1/06–	1/1/05–	8/19/04[1]–
Sweep Shares	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00

Income from investment operations:
Net investment income	0.04	0.03	0.00	[2]

Less distributions:
Dividends from net investment income	(0.04)	(0.03)	(0.00)[2]

Net asset value at end of period	1.00	1.00	1.00

Total return (%)	4.47	2.63	0.45	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.68	0.69	0.69	[4]
Gross operating expenses	0.84	0.85	0.85	[4]
Net investment income	4.48	2.65	1.30	[4]
Net assets, end of period ($ x 1,000,000)	5,222	1,898	1,271

	1/1/06–	1/1/05–	8/19/04[1]–
Premier Sweep Shares	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00

Income or loss from investment operations:
Net investment income	0.04	0.03	0.00	[2]

Less distributions:
Dividends from net investment income	(0.04)	(0.03)	(0.00)[2]

Net asset value at end of period	1.00	1.00	1.00

Total return (%)	4.57	2.73	0.48	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.59	0.59	0.59	[4]
Gross operating expenses	0.84	0.85	0.85	[4]
Net investment income	4.56	2.75	1.41	[4]
Net assets, end of period ($ x 1,000,000)	10,784	3,728	2,344

1 Commencement of operations.
2 Per-share amount was less than $0.01.
3 Not annualized.
4 Annualized.

See financial notes 7

Schwab Advisor Cash Reserves

Portfolio Holdings as of December 31, 2006

This section shows all the securities in the fund’s portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

85.0%	Fixed-Rate Obligations	13,597,037	13,597,037
6.8%	Variable-Rate Obligations	1,095,375	1,095,375
7.9%	Other Investments	1,271,911	1,271,911

99.7%	Total Investments	15,964,323	15,964,323
0.3%	Other Assets and Liabilities		41,961

100.0%	Net Assets		16,006,284

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 85.0% of net assets

Bank Notes 2.4%

Bank of America, N.A.
5.57%, 01/12/07	35,000	35,000
5.31%, 01/30/07	18,000	18,000
5.32%, 02/05/07	24,000	24,000
5.33%, 02/13/07	20,000	20,000
5.35%, 02/23/07	73,000	73,000
5.31%, 03/02/07	85,000	85,000
5.32%, 03/02/07	50,000	50,000
5.30%, 03/07/07	26,000	26,000
5.31%, 04/02/07	50,000	50,000

		381,000

Certificates of Deposit 24.2%

Abbey National Treasury Services PLC
5.32%, 06/22/07 (a)	25,000	25,000
Alliance & Leicester, PLC
5.31%, 01/10/07	10,000	10,000
5.34%, 03/01/07	41,000	41,000
5.33%, 03/05/07	38,000	38,000
American Express Bank FSB
5.33%, 03/28/07	33,000	33,000
Banca Intesa
5.32%, 02/28/07	48,000	48,000
Banco Bilbao Vizcaya Argentaria S.A.
5.33%, 01/22/07	74,000	74,006
5.53%, 02/27/07	3,000	2,997
Bank of the West
5.31%, 01/24/07	26,000	26,000
5.43%, 02/16/07	15,000	15,000
5.34%, 04/26/07	18,000	18,000
Barclays Bank PLC
5.31%, 01/04/07	6,000	6,000
5.32%, 01/16/07	22,000	22,000
5.32%, 01/30/07	32,000	32,000
5.31%, 02/06/07	2,000	2,000
5.32%, 02/13/07	78,000	78,000
5.29%, 03/06/07	39,000	39,000
5.30%, 03/12/07	50,000	49,965
5.31%, 03/13/07	50,000	50,000
5.33%, 03/27/07	1,000	1,000
Bayerische Landesbank
5.30%, 01/23/07	60,000	60,000
BNP Paribas
5.32%, 03/13/07	110,000	110,001
5.32%, 03/30/07	109,000	109,000
5.31%, 04/04/07	162,000	162,000
5.36%, 05/31/07	22,000	22,000
5.32%, 06/22/07	15,000	15,000
5.32%, 07/05/07	41,000	41,000
Calyon
5.31%, 01/29/07	8,000	8,000
5.33%, 02/20/07	98,000	97,999
5.31%, 06/22/07	10,000	10,012
Canadian Imperial Bank of Commerce
5.32%, 01/29/07	42,000	42,000
5.33%, 02/15/07	23,000	23,000
5.33%, 02/16/07	2,000	2,000
Citibank, N.A.
5.32%, 03/27/07	49,000	49,000
Citizens Bank of Massachusetts
5.32%, 03/29/07	63,000	63,000
Citizens Bank Of Pennsylvania
5.33%, 01/31/07	17,000	17,000
Credit Agricole S.A.
5.36%, 01/11/07	6,000	6,000
5.32%, 02/09/07	45,000	45,000
5.42%, 02/14/07	84,000	84,000
5.33%, 04/30/07	50,000	50,004
5.34%, 04/30/07	21,000	21,003
5.37%, 05/18/07	56,000	56,000
Credit Suisse
5.37%, 03/08/07	70,000	70,000
5.30%, 06/14/07	38,000	38,000
DePfa Bank, PLC
5.31%, 01/05/07	8,000	8,000
5.32%, 05/25/07	14,000	14,000
Deutsche Bank, AG
4.85%, 01/26/07	16,000	16,000
5.01%, 02/09/07	5,000	5,000
DnB NOR Bank
5.33%, 01/18/07	25,000	25,000
5.33%, 02/07/07	32,000	32,000
First Tennessee Bank, N.A.
5.32%, 02/28/07	30,000	30,000

8 See financial notes

Schwab Advisor Cash Reserves

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

HBOS Treasury Services, PLC
5.33%, 01/26/07 (a)	18,000	18,000
HSBC BANK, PLC
5.31%, 05/08/07	32,000	32,000
HSH Nordbank, AG
5.31%, 01/10/07	14,000	14,000
5.30%, 03/07/07	47,000	47,000
ING Bank N.V.
5.40%, 02/20/07	40,000	40,000
KBC Bank N.V.
5.30%, 03/06/07	20,000	20,000
Landesbank Baden-Wurttemberg
5.32%, 01/05/07	37,000	37,000
5.33%, 04/24/07	120,000	119,998
Landesbank Hessen-Thueringen Girozentrale
5.32%, 01/16/07	42,000	42,000
Lloyds TSB Bank, PLC
5.30%, 01/09/07	43,000	43,000
Mitsubishi UFJ Trust & Banking Corp.
5.40%, 03/20/07	43,000	43,000
5.38%, 04/25/07	60,000	60,000
Mizuho Corp. Bank Ltd.
5.33%, 01/10/07	28,000	28,000
5.33%, 02/27/07	54,000	54,000
5.32%, 05/03/07	8,000	8,000
Northern Rock PLC
5.32%, 02/05/07	38,000	38,000
San Paolo IMI SpA
5.32%, 02/16/07	135,000	135,000
Skandinaviska Enskilda Banken
5.32%, 01/30/07	92,000	92,000
5.31%, 05/30/07	36,000	36,001
Societe Generale
5.32%, 02/12/07	22,000	22,000
5.32%, 03/14/07	85,000	85,000
5.30%, 04/30/07	40,000	40,000
5.31%, 06/14/07	65,000	65,000
5.32%, 06/22/07	23,000	23,000
Svenska Handelsbanken AB
5.30%, 01/10/07	65,000	65,000
5.30%, 03/15/07	115,000	115,000
Toronto Dominion Bank
5.40%, 02/21/07	28,000	28,000
5.37%, 04/25/07	82,000	82,000
UBS AG
5.32%, 02/09/07	67,000	67,000
Unicredito Italiano SpA
5.32%, 01/08/07	27,000	27,000
5.42%, 02/28/07	6,000	6,000
5.38%, 03/13/07	20,000	20,000
5.40%, 03/20/07	4,000	4,000
5.35%, 05/02/07	53,000	53,000
5.34%, 05/21/07	5,000	5,000
5.33%, 05/22/07	18,000	18,000
5.32%, 05/29/07	80,000	80,000
5.33%, 06/21/07	37,000	37,000
Union Bank of California
5.29%, 03/05/07	50,000	50,000
US Bank, N.A.
5.30%, 03/28/07	5,000	5,000
Washington Mutual Bank
5.50%, 02/01/07	33,000	33,000
5.34%, 03/20/07	21,000	21,000
5.34%, 04/25/07	50,000	50,002
Wilmington Trust Co.
5.31%, 03/20/07	15,000	15,001

		3,864,989

Commercial Paper & Other Corporate Obligations 58.3%

Alliance & Leicester, PLC
5.32%, 03/08/07 (c)	1,000	990
5.33%, 03/08/07 (c)	17,000	16,837
5.31%, 03/27/07 (c)	4,000	3,951
5.33%, 05/18/07 (c)	13,000	12,742
Amstel Funding Corp.
5.32%, 01/16/07 (b)(c)	3,736	3,728
5.33%, 01/17/07 (b)(c)	26,000	25,939
5.51%, 01/22/07 (b)(c)	50,000	49,844
5.52%, 01/22/07 (b)(c)	16,000	15,950
5.41%, 02/21/07 (b)(c)	3,000	2,978
5.42%, 02/21/07 (b)(c)	7,000	6,948
5.31%, 03/12/07 (b)(c)	3,000	2,969
5.38%, 03/23/07 (b)(c)	7,000	6,917
5.31%, 03/26/07 (b)(c)	17,000	16,795
5.36%, 04/13/07 (b)(c)	9,000	8,867
5.33%, 04/23/07 (b)(c)	53,000	52,140
5.36%, 04/25/07 (b)(c)	17,000	16,719
5.32%, 05/18/07 (b)(c)	18,000	17,645
5.33%, 06/20/07 (b)(c)	10,000	9,755
Amsterdam Funding Corp.
5.31%, 01/04/07 (a)(b)(c)	2,000	1,999
5.32%, 01/26/07 (a)(b)(c)	50,000	49,818
Anglo Irish Bank
5.34%, 01/16/07 (c)	11,000	10,976
5.32%, 02/06/07 (c)	7,000	6,963
5.34%, 02/13/07 (c)	10,000	9,937
ANZ National (Int’l) Ltd.
5.30%, 03/28/07 (a)	48,000	47,408
Aquinas Funding, L.L.C.
5.32%, 01/04/07 (a)(b)(c)	3,950	3,948
5.33%, 01/25/07 (a)(b)(c)	12,000	11,958
5.33%, 03/27/07 (a)(b)(c)	10,000	9,876
5.33%, 07/06/07 (a)(b)(c)	13,000	12,652
Atlantis One Funding Corp.
5.32%, 01/04/07 (b)(c)	35,000	34,985
5.32%, 01/12/07 (b)(c)	50,000	49,920
5.48%, 02/01/07 (b)(c)	27,000	26,876
5.48%, 02/02/07 (b)(c)	4,000	3,981
5.33%, 02/22/07 (b)(c)	76,000	75,423
5.37%, 03/05/07 (b)(c)	10,000	9,908
5.37%, 03/07/07 (b)(c)	14,000	13,868
5.30%, 03/14/07 (b)(c)	120,000	118,746
5.32%, 03/14/07 (b)(c)	2,000	1,979
5.37%, 03/21/07 (b)(c)	9,000	8,897
5.32%, 03/27/07 (b)(c)	25,000	24,690
5.32%, 03/28/07 (b)(c)	14,000	13,824
Bank of America Corp.
5.58%, 01/12/07	13,000	12,978
5.33%, 02/01/07	61,000	60,724
5.32%, 02/05/07	51,000	50,740
5.33%, 02/15/07	9,000	8,941

See financial notes 9

Schwab Advisor Cash Reserves

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

5.31%, 03/02/07	70,000	69,389
5.32%, 03/07/07	6,000	5,943
5.33%, 03/09/07	63,000	62,386
5.33%, 03/13/07	5,000	4,948
5.31%, 03/19/07	60,000	59,335
5.31%, 04/02/07	79,000	77,968
5.32%, 04/02/07	100,000	98,684
5.33%, 04/03/07	6,700	6,610
5.33%, 06/04/07	36,000	35,198
Bank of Ireland
5.32%, 02/06/07 (c)	105,000	104,449
5.32%, 05/21/07 (c)	6,000	5,879
Barclays US Funding Corp.
5.32%, 01/12/07 (a)	10,000	9,984
5.32%, 01/19/07 (a)	24,000	23,937
5.33%, 06/20/07 (a)	41,000	39,996
Barton Capital Corp.
5.32%, 01/11/07 (a)(b)(c)	10,000	9,985
5.27%, 01/18/07 (a)(b)(c)	1,000	998
5.33%, 01/19/07 (a)(b)(c)	48,000	47,874
Bear Stearns Companies, Inc.
5.48%, 01/26/07	5,000	4,981
5.37%, 03/16/07	35,000	34,624
5.32%, 03/23/07	6,000	5,930
5.32%, 03/23/07	6,000	5,930
5.33%, 03/30/07	6,000	5,924
5.34%, 04/05/07	44,000	43,399
5.37%, 04/20/07	10,000	9,842
Beta Finance, Inc.
5.32%, 01/05/07 (b)(c)	10,000	9,994
5.33%, 01/23/07 (b)(c)	20,500	20,434
5.32%, 01/29/07 (b)(c)	14,072	14,015
5.48%, 02/02/07 (b)(c)	14,000	13,934
5.33%, 02/22/07 (b)(c)	7,000	6,947
5.38%, 03/19/07 (b)(c)	2,000	1,978
5.32%, 05/11/07 (b)(c)	38,000	37,288
Blue Spice, L.L.C.
5.35%, 01/02/07 (a)(b)(c)(d)	31,000	30,995
5.32%, 01/16/07 (a)(b)(c)(d)	15,000	14,967
Cancara Asset Securitization, L.L.C.
5.33%, 01/02/07 (a)(b)(c)	30,000	29,996
5.30%, 01/09/07 (a)(b)(c)	1,000	999
5.32%, 01/12/07 (a)(b)(c)	8,000	7,987
5.33%, 01/22/07 (a)(b)(c)	18,275	18,219
5.33%, 01/30/07 (a)(b)(c)	33,585	33,443
5.31%, 03/12/07 (a)(b)(c)	35,000	34,643
5.33%, 03/29/07 (a)(b)(c)	38,000	37,517
CC (USA), Inc.
5.33%, 01/24/07 (b)(c)	29,000	28,903
5.33%, 01/24/07 (b)(c)	32,000	31,892
5.48%, 02/05/07 (b)(c)	10,000	9,948
5.37%, 03/09/07 (b)(c)	14,000	13,864
5.38%, 03/22/07 (b)(c)	36,000	35,581
5.33%, 03/23/07 (b)(c)	7,000	6,918
5.37%, 03/23/07 (b)(c)	8,000	7,906
5.31%, 03/29/07 (b)(c)	17,000	16,788
5.33%, 05/01/07 (b)(c)	37,000	36,360
Chariot Funding, L.L.C.
5.29%, 01/03/07 (a)(b)(c)	2,390	2,389
5.31%, 02/07/07 (a)(b)(c)	90,000	89,513
Citigroup Funding, Inc.
5.30%, 01/08/07 (a)	164,000	163,832
5.57%, 01/08/07 (a)	15,000	14,984
5.32%, 01/17/07 (a)	65,000	64,848
5.32%, 01/18/07 (a)	12,000	11,970
5.32%, 01/18/07 (a)	29,000	28,928
5.32%, 01/18/07 (a)	50,000	49,876
5.33%, 01/18/07 (a)	70,000	69,826
5.32%, 01/19/07 (a)	64,000	63,831
5.32%, 01/19/07 (a)	100,000	99,737
5.32%, 01/24/07 (a)	40,000	39,865
5.34%, 04/23/07 (a)	30,000	29,511
Clipper Receivables Co., L.L.C.
5.32%, 01/25/07 (a)(b)(c)	40,000	39,859
Cobbler Funding, L.L.C.
5.33%, 02/12/07 (b)(c)	16,000	15,902
5.31%, 03/01/07 (b)(c)	10,000	9,914
5.32%, 03/12/07 (b)(c)	18,000	17,816
5.34%, 03/15/07 (b)(c)	17,000	16,819
5.36%, 03/28/07 (b)(c)	2,000	1,975
Concord Minutemen Capital Co., Series A
5.31%, 01/11/07 (a)(b)(c)	4,254	4,248
5.47%, 01/22/07 (a)(b)(c)	20,000	19,938
5.47%, 01/22/07 (a)(b)(c)	3,000	2,991
5.52%, 01/22/07 (a)(b)(c)	50,000	49,843
5.42%, 02/20/07 (a)(b)(c)	21,000	20,846
5.34%, 02/21/07 (a)(b)(c)	12,000	11,911
5.35%, 02/27/07 (a)(b)(c)	14,000	13,883
5.38%, 03/19/07 (a)(b)(c)	14,880	14,713
5.31%, 04/04/07 (a)(b)(c)	15,000	14,800
5.34%, 04/04/07 (a)(b)(c)	43,000	42,421
5.35%, 04/04/07 (a)(b)(c)	15,000	14,798
Crown Point Capital Co., L.L.C.
5.32%, 01/17/07 (a)(b)(c)	55,000	54,872
5.32%, 01/17/07 (a)(b)(c)	39,000	38,909
5.33%, 01/18/07 (a)(b)(c)	7,000	6,983
5.33%, 02/05/07 (a)(b)(c)	26,000	25,868
5.37%, 03/16/07 (a)(b)(c)	5,000	4,946
5.38%, 03/16/07 (a)(b)(c)	31,000	30,666
5.37%, 04/23/07 (a)(b)(c)	37,000	36,398
Dakota CP Notes of Citibank Credit Card Issuance Trust
5.32%, 01/08/07 (b)(c)	12,000	11,988
5.31%, 01/10/07 (b)(c)	36,000	35,953
5.33%, 01/11/07 (b)(c)	60,000	59,912
5.32%, 01/12/07 (b)(c)	72,000	71,884
5.32%, 01/16/07 (b)(c)	66,000	65,855
5.32%, 01/17/07 (b)(c)	9,500	9,478
5.32%, 01/18/07 (b)(c)	5,250	5,237
5.34%, 01/22/07 (b)(c)	50,000	49,847
5.33%, 02/07/07 (b)(c)	36,955	36,755
5.33%, 02/09/07 (b)(c)	14,000	13,920
DePfa Bank, PLC
5.33%, 04/20/07 (c)	34,000	33,463
DnB NOR Bank ASA
5.33%, 01/24/07	6,090	6,070
5.48%, 02/01/07	61,000	60,720
5.48%, 02/02/07	17,000	16,919
5.42%, 02/15/07	8,000	7,947
5.35%, 02/20/07	1,000	993
5.42%, 02/21/07	6,000	5,955
5.32%, 03/07/07	2,500	2,476
5.35%, 03/07/07	6,700	6,636
5.37%, 03/19/07	4,000	3,955
5.38%, 03/22/07	2,800	2,767
5.34%, 04/13/07	11,500	11,330

10 See financial notes

Schwab Advisor Cash Reserves

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Dorada Finance, Inc.
5.32%, 01/16/07 (b)(c)	8,000	7,982
5.37%, 03/08/07 (b)(c)	8,000	7,923
5.32%, 03/26/07 (b)(c)	8,000	7,903
5.31%, 03/28/07 (b)(c)	26,000	25,679
5.33%, 04/02/07 (b)(c)	2,000	1,974
5.36%, 04/20/07 (b)(c)	3,000	2,953
5.33%, 04/30/07 (b)(c)	8,500	8,354
Dresdner U.S. Finance, Inc.
5.33%, 01/29/07 (a)	30,000	29,877
Edison Asset Securitization Corp., L.L.C.
5.32%, 01/05/07 (a)(b)(c)	40,000	39,977
5.57%, 01/09/07 (a)(b)(c)	8,280	8,270
5.35%, 04/11/07 (a)(b)(c)	25,000	24,638
5.32%, 06/20/07 (a)(b)(c)	24,000	23,413
Fairway Finance Co., L.L.C.
5.33%, 01/30/07 (a)(b)(c)	20,333	20,247
5.34%, 03/26/07 (a)(b)(c)	2,274	2,246
Five Finance, Inc.
5.33%, 01/22/07 (b)(c)	6,000	5,982
5.33%, 01/23/07 (b)(c)	2,000	1,994
5.32%, 01/29/07 (b)(c)	2,000	1,992
5.32%, 02/27/07 (b)(c)	9,000	8,925
5.32%, 03/01/07 (b)(c)	20,000	19,828
5.31%, 03/29/07 (b)(c)	2,000	1,975
5.31%, 05/22/07 (b)(c)	12,000	11,757
5.33%, 05/24/07 (b)(c)	14,000	13,711
Galaxy Funding, Inc.
5.30%, 03/09/07 (b)(c)	12,000	11,883
5.34%, 03/22/07 (b)(c)	45,000	44,473
General Electric Capital Corp.
5.56%, 01/08/07	4,000	3,996
5.56%, 01/08/07	9,000	8,991
5.55%, 01/11/07	45,500	45,432
5.29%, 03/05/07	69,000	68,370
5.30%, 03/07/07	57,000	56,462
5.41%, 05/01/07	104,000	102,192
5.38%, 05/25/07	15,000	14,690
5.32%, 06/28/07	196,000	191,019
General Electric Capital Services
5.32%, 02/06/07	47,000	46,755
5.56%, 04/20/07	35,000	34,434
5.31%, 07/05/07	50,000	48,672
Grampian Funding, L.L.C.
5.56%, 01/09/07 (a)(b)(c)	1,000	999
5.40%, 02/13/07 (a)(b)(c)	6,000	5,962
5.38%, 03/12/07 (a)(b)(c)	19,000	18,806
5.37%, 03/20/07 (a)(b)(c)	16,000	15,819
5.32%, 03/28/07 (a)(b)(c)	17,000	16,790
5.33%, 04/27/07 (a)(b)(c)	19,000	18,682
5.33%, 05/21/07 (a)(b)(c)	17,000	16,657
5.33%, 06/15/07 (a)(b)(c)	56,000	54,668
HBOS Treasury Services PLC
5.32%, 01/16/07 (a)	1,200	1,197
5.33%, 01/26/07 (a)	9,000	8,967
5.32%, 02/06/07 (a)	39,000	38,795
5.33%, 02/12/07 (a)	32,000	31,804
5.31%, 03/05/07 (a)	19,000	18,826
5.30%, 03/07/07 (a)	5,000	4,953
5.32%, 03/15/07 (a)	1,000	989
5.32%, 03/26/07 (a)	9,000	8,891
HSBC U.S.A., Inc.
5.33%, 05/11/07	26,000	25,513
5.33%, 06/21/07	52,000	50,718
Intesa Funding, L.L.C.
5.30%, 03/01/07 (a)	19,000	18,837
5.30%, 03/06/07 (a)	24,000	23,777
Irish Life & Permanent, PLC
5.33%, 01/16/07 (c)	8,500	8,481
5.32%, 01/31/07 (c)	11,000	10,952
5.33%, 02/21/07 (c)	3,000	2,978
5.36%, 02/23/07 (c)	4,000	3,969
5.31%, 03/26/07 (c)	2,000	1,976
5.34%, 04/11/07 (c)	5,000	4,927
5.33%, 06/19/07 (c)	27,500	26,830
IXIS Commercial Paper Corp.
5.30%, 01/23/07 (a)(c)	40,000	39,873
5.31%, 02/26/07 (a)(c)	1,000	992
5.31%, 03/05/07 (a)(c)	1,200	1,189
5.31%, 03/26/07 (a)(c)	45,000	44,452
Jupiter Securitization Corp.
5.31%, 02/05/07 (a)(b)(c)	24,000	23,877
K2 (USA), L.L.C.
5.32%, 01/16/07 (b)(c)	16,000	15,965
5.57%, 01/16/07 (b)(c)	6,000	5,986
5.31%, 03/26/07 (b)(c)	1,000	988
5.32%, 03/26/07 (b)(c)	7,000	6,915
5.31%, 03/28/07 (b)(c)	25,700	25,383
5.33%, 05/17/07 (b)(c)	1,500	1,471
KBC Financial Products International, Ltd.
5.32%, 01/12/07 (a)(c)	1,000	998
5.29%, 04/05/07 (a)(c)	19,000	18,742
Klio Funding Corp.
5.37%, 01/25/07 (b)(c)	30,118	30,011
5.38%, 01/25/07 (b)(c)	30,000	29,893
Klio II Funding Corp.
5.34%, 01/23/07 (b)(c)	30,894	30,794
5.35%, 01/24/07 (b)(c)	21,000	20,929
5.36%, 01/26/07 (b)(c)	37,121	36,984
5.37%, 01/26/07 (b)(c)	22,000	21,918
Klio III Funding Corp.
5.35%, 01/24/07 (b)(c)	30,000	29,898
5.35%, 02/06/07 (b)(c)	12,000	11,937
5.34%, 03/15/07 (b)(c)	19,255	19,049
Lexington Parker Capital Co., L.L.C.
5.31%, 01/04/07 (a)(b)(c)	18,000	17,992
5.32%, 01/18/07 (a)(b)(c)	6,000	5,985
5.32%, 02/02/07 (a)(b)(c)	148,000	147,309
5.33%, 02/02/07 (a)(b)(c)	7,000	6,967
5.34%, 02/12/07 (a)(b)(c)	15,000	14,908
5.42%, 02/21/07 (a)(b)(c)	3,000	2,978
5.37%, 03/06/07 (a)(b)(c)	3,000	2,972
Links Finance, L.L.C.
5.33%, 01/29/07 (b)(c)	14,661	14,601
5.35%, 04/26/07 (b)(c)	21,000	20,651
Mane Funding Corp.
5.33%, 01/23/07 (b)(c)	60,000	59,807
5.33%, 01/23/07 (b)(c)	5,000	4,984
5.32%, 01/30/07 (b)(c)	23,370	23,271
5.33%, 02/20/07 (b)(c)	16,352	16,233
5.33%, 02/22/07 (b)(c)	46,074	45,724
5.33%, 02/26/07 (b)(c)	34,000	33,722
5.31%, 03/06/07 (b)(c)	33,353	33,043
5.32%, 03/19/07 (b)(c)	40,000	39,551

See financial notes 11

Schwab Advisor Cash Reserves

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Mont Blanc Capital Corp.
5.31%, 02/06/07 (a)(b)(c)	16,000	15,916
5.32%, 02/15/07 (a)(b)(c)	29,000	28,810
5.30%, 03/07/07 (a)(b)(c)	26,000	25,754
Morgan Stanley
5.33%, 05/22/07	80,000	78,368
5.33%, 06/21/07	87,500	85,345
5.32%, 06/29/07	4,000	3,897
Nationwide Building Society
5.36%, 01/08/07	48,000	47,951
5.33%, 01/25/07	29,000	28,898
5.33%, 02/12/07	14,000	13,914
5.31%, 03/13/07	4,000	3,959
5.38%, 03/19/07	2,000	1,978
5.31%, 05/03/07	25,500	25,053
Nieuw Amsterdam Receivables Corp.
5.32%, 01/03/07 (a)(b)(c)	5,581	5,579
5.29%, 01/04/07 (a)(b)(c)	1,000	1,000
5.32%, 01/12/07 (a)(b)(c)	23,081	23,044
5.33%, 01/25/07 (a)(b)(c)	40,000	39,860
5.42%, 02/12/07 (a)(b)(c)	3,000	2,982
5.42%, 02/20/07 (a)(b)(c)	8,328	8,267
5.31%, 03/26/07 (a)(b)(c)	1,804	1,782
5.34%, 03/26/07 (a)(b)(c)	4,633	4,576
Northern Rock PLC
5.33%, 01/22/07	42,000	41,871
Old Line Funding, LLC
5.31%, 01/11/07 (a)(b)(c)	30,000	29,956
5.32%, 03/15/07 (a)(b)(c)	30,408	30,084
Park Avenue Receivables
5.31%, 01/09/07 (a)(b)(c)	85,649	85,549
5.30%, 02/02/07 (a)(b)(c)	13,000	12,939
Park Granada, L.L.C.
5.57%, 01/05/07 (b)(c)	50,000	49,970
5.32%, 01/17/07 (b)(c)	13,000	12,969
5.51%, 01/29/07 (b)(c)	3,000	2,987
5.33%, 04/30/07 (b)(c)	31,000	30,468
5.31%, 05/01/07 (b)(c)	21,000	20,638
Picaros Funding, L.L.C.
5.32%, 01/10/07 (a)(b)(c)	60,000	59,921
5.50%, 02/02/07 (a)(b)(c)	1,000	995
5.31%, 02/08/07 (a)(b)(c)	6,000	5,967
5.38%, 03/01/07 (a)(b)(c)	27,000	26,768
5.31%, 05/03/07 (a)(b)(c)	20,000	19,650
Rabobank USA Financial Corp.
5.28%, 01/02/07 (a)	160,000	159,977
Ranger Funding Co., L.L.C.
5.30%, 01/03/07 (a)(b)(c)	100,000	99,971
San Paolo IMI U.S. Financial Co.
5.32%, 01/30/07 (a)	12,000	11,949
5.33%, 01/30/07 (a)	9,000	8,962
5.33%, 02/20/07 (a)	55,000	54,600
5.32%, 03/30/07 (a)	14,000	13,823
5.30%, 04/27/07 (a)	2,000	1,967
5.32%, 04/27/07 (a)	1,000	983
5.33%, 06/14/07 (a)	17,140	16,735
Santander Central Hispano Finance (Delaware), Inc.
5.37%, 04/16/07 (a)	69,000	67,946
5.33%, 06/14/07 (a)	20,000	19,527
Scaldis Capital Ltd.
5.33%, 01/17/07 (a)(b)(c)	25,334	25,275
5.34%, 01/19/07 (a)(b)(c)	7,102	7,083
5.36%, 01/22/07 (a)(b)(c)	75,000	74,767
5.33%, 01/26/07 (a)(b)(c)	5,816	5,795
5.32%, 03/16/07 (a)(b)(c)	52,000	51,439
5.34%, 03/20/07 (a)(b)(c)	25,045	24,759
5.32%, 03/26/07 (a)(b)(c)	2,722	2,689
5.34%, 03/26/07 (a)(b)(c)	60,000	59,262
5.33%, 04/20/07 (a)(b)(c)	17,945	17,663
5.32%, 04/25/07 (a)(b)(c)	25,000	24,588
Sedna Finance, Inc.
5.33%, 01/24/07 (b)(c)	5,000	4,983
5.33%, 01/24/07 (b)(c)	20,000	19,933
5.32%, 02/02/07 (b)(c)	14,000	13,935
5.33%, 02/08/07 (b)(c)	10,000	9,944
5.38%, 03/21/07 (b)(c)	8,000	7,908
Sheffield Receivables Corp.
5.31%, 01/18/07 (a)(b)(c)	51,000	50,873
Sigma Finance, Inc.
5.54%, 01/05/07 (b)(c)	5,000	4,997
5.57%, 01/11/07 (b)(c)	7,000	6,989
5.32%, 01/25/07 (b)(c)	4,000	3,986
5.48%, 01/29/07 (b)(c)	7,000	6,971
5.48%, 02/02/07 (b)(c)	17,000	16,919
5.32%, 02/27/07 (b)(c)	19,000	18,842
5.33%, 03/05/07 (b)(c)	4,000	3,963
5.30%, 03/06/07 (b)(c)	19,000	18,823
5.33%, 03/29/07 (b)(c)	16,000	15,799
5.31%, 03/30/07 (b)(c)	7,000	6,912
5.31%, 04/03/07 (b)(c)	2,000	1,974
5.35%, 04/27/07 (b)(c)	1,000	983
5.37%, 04/27/07 (b)(c)	15,000	14,747
5.32%, 05/17/07 (b)(c)	26,000	25,491
5.31%, 05/29/07 (b)(c)	20,000	19,575
5.41%, 05/29/07 (b)(c)	13,000	12,722
5.34%, 07/06/07 (b)(c)	39,000	37,962
Skandinaviska Enskilda Banken AB
5.37%, 04/10/07	23,000	22,671
Societe Generale North America, Inc.
5.32%, 03/01/07 (a)	2,100	2,082
5.31%, 03/14/07 (a)	3,000	2,969
5.37%, 04/20/07 (a)	10,000	9,842
5.30%, 05/03/07 (a)	10,000	9,825
5.36%, 05/15/07 (a)	2,000	1,961
5.31%, 06/19/07 (a)	11,000	10,736
Stadshypotek Delaware, Inc.
5.31%, 02/05/07 (a)(c)	2,850	2,835
Stanfield Victoria Funding
5.33%, 02/15/07 (b)(c)	8,000	7,947
5.34%, 02/23/07 (b)(c)	30,000	29,768
5.32%, 03/06/07 (b)(c)	3,350	3,319
5.32%, 03/27/07 (b)(c)	31,000	30,616
Svenska Handelsbanken, Inc.
5.31%, 01/02/07 (a)	2,000	2,000
5.32%, 03/08/07 (a)	3,880	3,843
Swedbank Mortgage AB
5.31%, 02/07/07	33,200	33,021
5.30%, 03/07/07	52,500	52,004
Thunder Bay Funding, L.L.C.
5.32%, 01/10/07 (a)(b)(c)	34,000	33,955
Tulip Funding Corp.
5.33%, 01/16/07 (a)(b)(c)	5,000	4,989
UBS Finance (Delaware), Inc.
5.35%, 02/01/07 (a)	87,000	86,608
5.32%, 03/08/07 (a)	1,500	1,486

12 See financial notes

Schwab Advisor Cash Reserves

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

5.29%, 04/09/07 (a)	159,000	156,751
5.30%, 06/12/07 (a)	40,000	39,071
Unicredito Italiano Bank (Ireland) PLC
5.33%, 01/25/07 (c)	20,000	19,930
5.33%, 02/07/07 (c)	26,000	25,859
5.32%, 03/13/07 (c)	4,500	4,453
Variable Funding Capital Corp.
5.30%, 03/06/07 (a)(b)(c)	25,000	24,768
Westpac Banking Corp.
5.32%, 01/22/07 (c)	30,000	29,908
5.32%, 02/05/07 (c)	32,700	32,533
5.31%, 05/07/07 (c)	2,000	1,964
5.33%, 05/07/07 (c)	10,000	9,818
5.33%, 06/29/07 (c)	47,000	45,796
Westpac Trust Securities NZ Ltd.
5.33%, 03/28/07 (a)(c)	14,000	13,824
5.34%, 04/26/07 (a)(c)	80,000	78,671
Whistlejacket Capital, L.L.C.
5.31%, 01/09/07 (b)(c)	9,895	9,883
5.32%, 01/12/07 (b)(c)	6,280	6,270
White Pine Finance, L.L.C.
5.32%, 01/09/07 (b)(c)	3,000	2,996
5.31%, 01/10/07 (b)(c)	2,000	1,997
5.33%, 01/16/07 (b)(c)	10,772	10,748
5.30%, 01/17/07 (b)(c)	42,000	41,902
Windmill Funding Corp.
5.32%, 01/04/07 (a)(b)(c)	2,500	2,499
5.31%, 01/11/07 (a)(b)(c)	55,000	54,920
5.32%, 01/25/07 (a)(b)(c)	5,500	5,481
5.32%, 01/26/07 (a)(b)(c)	77,000	76,720
5.32%, 03/23/07 (a)(b)(c)	10,000	9,883
5.32%, 03/23/07 (a)(b)(c)	28,000	27,669

		9,335,048

Promissory Notes 0.1%

The Goldman Sachs Group, Inc.
5.30%, 01/11/07 (d)	5,000	5,000
5.63%, 04/20/07 (d)	11,000	11,000

		16,000

Total Fixed-Rate Obligations (Cost $13,597,037)		13,597,037

Variable-Rate Obligations 6.8% of net assets

Bank of Ireland
5.35%, 01/22/07 (c)	10,000	10,000
Barclays Bank PLC
5.31%, 01/05/07	40,000	39,999
5.30%, 01/29/07	60,000	59,999
BNP Paribas
5.30%, 01/02/07	25,000	24,998
5.29%, 01/08/07	10,000	10,000
Breckenridge Terrace, L.L.C.
5.40%, 01/04/07 (a)	1,000	1,000
Canadian Imperial Bank of Commerce
5.35%, 01/23/07	25,000	25,000
CC (USA), Inc.
5.36%, 01/16/07 (b)(c)	17,000	17,001
5.36%, 01/25/07 (b)(c)	13,000	13,001
Cook County, IL
5.37%, 01/03/07 (a)	1,500	1,500
Eagle County, CO
5.40%, 01/04/07 (a)	2,000	2,000
Five Finance, Inc.
5.30%, 01/25/07 (b)(c)	20,000	19,998
K2 (USA), L.L.C.
5.31%, 01/16/07 (b)(c)	17,000	16,999
5.35%, 01/29/07 (b)(c)	50,000	50,007
Liberty Lighthouse U.S. Capital Co., L.L.C.
5.30%, 01/02/07 (b)(c)	6,000	6,000
5.31%, 01/09/07 (b)(c)	13,000	13,000
5.31%, 01/16/07 (b)(c)	5,000	4,999
Links Finance, L.L.C.
5.31%, 01/08/07 (b)(c)	18,000	18,000
5.32%, 01/16/07 (b)(c)	10,000	9,999
5.33%, 01/16/07 (b)(c)	1,000	1,000
5.37%, 01/18/07 (b)(c)	2,000	2,000
5.31%, 01/17/07 (b)(c)	15,000	15,000
5.35%, 01/22/07 (b)(c)	40,000	40,008
5.36%, 01/29/07 (b)(c)	30,000	30,004
5.32%, 03/20/07 (b)(c)	7,000	6,999
Merrill Lynch & Co., Inc.
5.36%, 01/16/07	25,000	25,000
Morgan Stanley
5.37%, 01/03/07	20,000	20,000
Nordea Bank AB
5.36%, 01/11/07 (c)	25,000	25,000
Royal Bank of Canada
5.28%, 01/03/07	100,000	99,992
Royal Bank of Scotland, PLC
5.29%, 01/16/07	30,000	29,996
5.34%, 01/22/07 (c)	20,000	20,000
Sigma Finance, Inc.
5.35%, 01/16/07 (b)(c)	51,000	51,002
5.34%, 03/26/07 (b)(c)	23,000	23,000
Societe Generale
5.34%, 01/02/07 (c)	15,000	15,000
Sumitomo Trust & Banking Co.
5.35%, 01/05/07	14,000	14,000
5.35%, 01/16/07	69,000	69,000
5.35%, 01/29/07	8,000	8,000
5.35%, 01/31/07	37,000	37,000
Swedbank AG
5.32%, 03/15/07	65,000	64,993
Tenderfoot Seasonal Housing, L.L.C.
5.40%, 01/04/07 (a)	2,885	2,885
The Goldman Sachs Group, Inc.
5.39%, 01/17/07 (c)(d)	77,000	77,000
Westpac Banking Corp.
5.32%, 01/16/07 (c)	25,000	25,000
Whistlejacket Capital, L.L.C.
5.31%, 01/11/07 (b)(c)	5,000	5,000
White Pine Finance, L.L.C.
5.31%, 01/10/07 (b)(c)	10,000	9,999
5.31%, 01/12/07 (b)(c)	25,000	24,998
5.31%, 01/22/07 (b)(c)	10,000	9,999

Total Variable-Rate Obligations (Cost $1,095,375)		1,095,375

See financial notes 13

Schwab Advisor Cash Reserves

Portfolio Holdings continued

	Maturity Amount	Value
Security	($ x 1,000)	($ x 1,000)

Other Investments 7.9% of net assets

Repurchase Agreements 7.9%

Banc of America Securities L.L.C.
Tri-Party Repurchase Agreement dated 12/29/06, due 01/02/07 at 5.31%, fully collateralized by U.S. Government Securities with a value of $612,000.	600,354	600,000

Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement dated 12/29/06, due 01/02/07 at 5.32%, fully collateralized by U.S. Government Securities with a value of $73,353.	71,954	71,911

UBS Financial Services, Inc.
Tri-Party Repurchase Agreement dated 12/29/06, due 01/02/07 at 5.32%, fully collateralized by U.S. Government Securities with a value of $612,002.	600,355	600,000

Total Other Investments (Cost $1,271,911)		1,271,911

End of Investments.

At 12/31/06, the tax basis cost of the fund’s investments was $15,964,323.

At 12/31/06, portfolio holdings included illiquid and/or restricted securities as follows:

Issuer
Rate, Acquisition Date,	Face Amount	Value
Maturity Date	($ x 1,000)	($ x 1,000)

Blue Spice, L.L.C.
5.35%, 12/20/06, 01/02/07	31,000	30,995
5.32%, 10/13/06, 01/16/07	15,000	14,967

		45,962
The Goldman Sachs Group, Inc.
5.30%, 04/11/06, 01/11/07	5,000	5,000
5.63%, 07/26/06, 04/20/07	11,000	11,000
5.39%, 12/18/06, 01/17/07	77,000	77,000

		93,000

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,339,556 or 39.6% of net assets.
(d)	Illiquid and/or restricted security.

14 See financial notes

Schwab Advisor Cash Reserves

Statement of
Assets and Liabilities
As of December 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value		$15,964,323
Receivables:
Interest		42,442
Prepaid expenses	+	297

Total assets		16,007,062

Liabilities
Payables:
Investment adviser and administrator fees		239
Transfer agent and shareholder services fees	+	539

Total liabilities		778

Net Assets
Total assets		16,007,062
Total liabilities	−	778

Net assets		$16,006,284
Net Assets by Source
Capital received from investors		16,006,284

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Sweep Shares	$5,221,858		5,221,858		$1.00
Premier Sweep Shares	$10,784,426		10,784,426		$1.00

See financial notes 15

Schwab Advisor Cash Reserves

Statement of
Operations
From January 1, 2006 to December 31, 2006. All numbers x 1,000.

Investment Income
Interest		$462,088

Expenses
Investment adviser and administrator fees		31,396
Transfer agent and shareholder service fees:
Sweep Shares		13,451
Premier Sweep Shares		26,891
Registration fees		2,557
Portfolio accounting fees		245
Custodian fees		228
Shareholder reports		94
Professional fees		59
Trustees’ fees		38
Other expenses	+	67

Total expenses		75,026
Expense reduction by adviser and Schwab	−	19,488
Custody credits	−	6

Net expenses		55,532

Increase in Net Assets from Operations
Total investment income		462,088
Net expenses	−	55,532

Net investment income		406,556

Increase in net assets from operations		$406,556

16 See financial notes

Schwab Advisor Cash Reserves

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		1/1/06-12/31/06	1/1/05-12/31/05
Net investment income		$406,556	$132,239

Increase in net assets from operations		406,556	132,239

Distributions Paid
Dividends from net investment income
Sweep Shares		133,882	43,265
Premier Sweep Shares	+	272,674	88,974

Total dividends from net investment income		406,556	132,239

Transactions in Fund Shares*
Shares sold
Sweep Shares		19,878,167	9,538,598
Premier Sweep Shares	+	48,935,956	22,760,631

Total shares sold		68,814,123	32,299,229

Shares reinvested
Sweep Shares		131,357	42,446
Premier Sweep Shares	+	267,897	87,145

Total shares reinvested		399,254	129,591

Shares redeemed
Sweep Shares		(16,686,064)	(8,953,704)
Premier Sweep Shares	+	(42,147,121)	(21,463,885)

Total shares redeemed		(58,833,185)	(30,417,589)

Net transactions in fund shares		10,380,192	2,011,231

Net Assets
Beginning of period		5,626,092	3,614,861
Total increase	+	10,380,192	2,011,231

End of period		$16,006,284	$5,626,092

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
.

See financial notes 17

Schwab Advisor Cash Reserves

Financial Notes

1. Business Structure of the Fund:

Schwab Advisor Cash Reserves is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York Municipal Money Fund
Schwab New Jersey Municipal Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab Massachusetts Municipal Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves

Schwab Advisor Cash Reserves offers two share classes: Sweep Shares and Premier Sweep Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The fund values the securities in its portfolio at amortized cost, which approximates market value.

(b) Portfolio Investments:

Repurchase Agreements: The fund may enter into repurchase agreements. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The fund’s repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund’s custodian (or, in case of tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Delayed-Delivery: The fund may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If the fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

18

Schwab Advisor Cash Reserves

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(e) Expenses:

Expenses that are specific to a fund or class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its net assets.

(f) Distributions to Shareholders:

The fund declares dividends every day it is open for business. These dividends, which are equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the statement of operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liability arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48—Accounting for Uncertainty in Income Taxes—an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. A fund with a fiscal year ending December 31 will implement FIN 48 no later than June 29, 2007, and it will apply to all open tax years. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. We have not yet completed our evaluation of the impact, if any, of adopting FIN 48 on the fund’s financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

 19

Schwab Advisor Cash Reserves

Financial Notes (continued)

2. Significant Accounting Policies (continued):

SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the fund’s financial statement disclosures.

3. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s shareholder services agent and transfer agent.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $1 billion	0.38%
Over $1 billion	0.35%
Over $10 billion	0.32%
Over $20 billion	0.30%
Over $40 billion	0.27%

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Sweep Shares	0.25%	0.20%
Premier Sweep Shares	0.25%	0.20%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund to permanently limit the total expenses charged, excluding interest, taxes and certain non-routine expenses as follows:

Sweep Shares	0.66%	*
Premier Sweep Shares	0.59%

*  Prior to October 1, 2006 this limit was 0.69% for Sweep Shares.

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended December 31, 2006, the fund had no security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

Trustees
Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

20

Schwab Advisor Cash Reserves

Financial Notes (continued)

4. Borrowings:

The fund may borrow money from banks and custodians. The fund may obtain temporary bank loans through the trust to which the fund belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with State Street Corporation and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing from line of credit for the fund during the period.

5.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of December 31, 2006, the fund had no undistributed earnings on a tax basis.

As of December 31, 2006, the fund had no capital loss carry forwards to offset future net capital gains.

The tax-basis components of distributions during the current period and prior fiscal year were:

	Current period distributions	Prior period distributions

From ordinary income	$406,556	$132,239
From long-term capital gains	—	—

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2006, no such classifications were required.

 21

Schwab Advisor Cash Reserves

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Advisor Cash Reserves

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Advisor Cash Reserves (one of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the “Fund”) at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 15, 2007

22

Schwab Advisor Cash Reserves

Trustees and Officers

The tables below gives information about the trustees and officers for The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. As of December 31, 2006, the Fund Complex included 95 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the Trust; (Term of		Fund Complex
Office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC. From 1996 to 2001, Vice President for Business Affairs and Chief Financial Officer of Stanford University, and in 2001, Special Advisor to the President of Stanford University.	95	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.

Donald F. Dorward 1931 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996-1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	57	None.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals). Prior to August 1998, Dean of the Haas School of Business, University of California, Berkeley (higher education).	95	Board 1—Director, Mission West Properties
Board 2—Director, TOUSA
Board 3—Director, Harris-Stratex Networks
Board 4—Director, Genitope Corp.
Board 5—Director & Non-Executive Chairman, Solectron Corp.
			Board 6—Director, Ditech Networks

Robert G. Holmes 1931 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm)	57	None.

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman and Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	57	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Oneok Partners LP.

 23

Schwab Advisor Cash Reserves

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the Trust; (Term of		Fund Complex
Office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D.R. Stephens & Company (investments). Prior to 1996, Chairman and Chief Executive Officer of North American Trust (real estate investment trust).	57	None.

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	57	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the Trust; (Term of		Fund Complex
Office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc.; Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	57	None.

Randall W. Merk[2] 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2005.)	Executive Vice President and President, Schwab Financial Products, Charles Schwab & Co., Inc.; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc. Prior to September 2002, President and Chief Investment Officer, American Century Investment Management, and Director, American Century Companies, Inc.	95	None.

24

Schwab Advisor Cash Reserves

Officers of the Trust
Name, Year of Birth, and Position(s)
with the Trust; (Term of Office, and
Length of Time Served3)	Principal Occupations During the Past Five Years

Evelyn Dilsaver 1955 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2004.)	President, Chief Executive Officer, and Director, Charles Schwab Investment Management, Inc.; Executive Vice President, Charles Schwab & Co., Inc; President and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust; President, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; President, Mutual Fund Division, UST Advisers, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co., Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer—Fixed Income (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer—Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer—Equities (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer—Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of The Charles Schwab Family of Funds since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President Charles Schwab & Co., Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management, Inc. From 2000 to 2002, Vice President, Internal Audit, Charles Schwab & Co., Inc.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc.; Chief Legal Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. Prior to June 1998, Branch Chief in Enforcement at U.S. Securities and Exchange Commission in San Francisco.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

 25

Schwab Advisor Cash Reserves

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the Trust; (Term of Office, and
Length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

26

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset-backed securities Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

bond anticipation notes Obligations sold by a municipality on an interim basis in anticipation of the municipality’s issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all dividends were reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount returned to the bondholder.

Portfolio terms

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES	Adjustable convertible extendable security
BAN	Bond anticipation note
COP	Certificate of participation
GAN	Grant anticipation note
GO	General obligation
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond
M/F	Multi-family
RAN	Revenue anticipation note
RB	Revenue bond
S/F	Single-family
TAN	Tax anticipation note
TECP	Tax-exempt commercial paper
TRAN	Tax and revenue anticipation note
VRD	Variable-rate demand

 27

money market securities High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, bankers acceptances, notes and time deposits.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

28

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you’re an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab Technology Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Viewpoints Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Short/Intermediate Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Short/Intermediate
  Tax-Free Bond Fundtm
Schwab California Long-Term Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR31382-02

Schwab California Municipal Money Fundtm

Annual Report
December 31, 2006

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

I want to thank you for entrusting us with your investments. I have always felt that money funds play an integral role in providing current income for cash between long-term investments. While no investment is completely risk-free, money funds are a good choice for investors who want to reduce volatility inherent in mostly stock portfolios.

Schwab Funds® are managed by Charles Schwab Investment Management, Inc., one of the largest mutual fund managers in the U.S. Our portfolio managers share a passion for investment research and analysis. I am proud of their depth of experience, which reflects an average of 14 years in the investment industry. And, I am impressed by the commitment that our managers bring to the stewardship of the funds, for you, their shareholders.

Whether you’re in a higher tax bracket and could use the potential benefits of municipal money funds, or are looking for the added protection of U.S. Government securities, we offer a range of money funds with distinct investment strategies to meet your needs.

In closing, once again I want to thank you for choosing Schwab. We strive every day to warrant the trust you have placed in us.

Sincerely,

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

Schwab California Municipal Money Fund 1

From the President

Evelyn Dilsaver is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I am pleased to present the annual report for your Schwab money fund for the period ended December 31, 2006. During the report period, our money funds performed as designed, providing you with current income, as well as stability of capital and convenient access to your money.

Schwab offers a range of both taxable and tax-advantaged money funds with distinct investment strategies. We recently expanded our money fund product line with the launch of the Schwab AMT Tax-Free Money Fundtm. This fund is designed for investors seeking income exempt from the alternative minimum tax.

I would also like to take this opportunity to remind you that our lower priced Schwab Value Advantage Investments® shares are available with many of our money funds, including the Schwab AMT Tax-Free Money Fund. These shares are designed for investors who have larger balances and don’t need frequent access to their cash. They require a minimum initial investment of $25,000 ($15,000 for IRA and custodial accounts) but may offer higher yields than Sweep Investments.

In closing, I speak for all of us at Schwab when I say our goal is to give you the financial products, guidance and personal relationship you need to succeed.

Thank you for investing in Schwab Funds®.

Sincerely,

Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax. Capital gains are not exempt from federal income tax.

2 Schwab California Municipal Money Fund

The Investment Environment and the Fund

Kevin Shaughnessy, CFA, vice president and senior portfolio manager, is responsible for the management of the fund.

As the U.S. economy transitioned towards slower growth, the markets remained resilient and ended the one-year period with positive results, aided by higher corporate profitability, falling energy/commodity prices, and stable interest rates. Major equity indexes finished off the year with bullish returns, while Treasury debt prices drifted lower in response to a handful of strong U.S. economic reports towards the end of the period. Several key issues continued to resonate with investors, including Federal Reserve (the Fed) policy, slowing economic growth, inflation concerns, a sluggish real estate market, and fluctuating energy prices.

Though falling existing home sales and lower motor vehicle production did much to curtail growth in the eyes of the Fed, favorable labor market conditions, sustained increases in labor income, and lower energy prices continued to promote sustainable growth. The unemployment rate fell to a cyclical low of 4.5% in the fourth quarter of 2006, while consumer spending and business investment remained key contributors to GDP growth.

In its December 2006 statement, the Fed noted that the economy appeared to be growing at a more moderate rate as a result of prior rate increases, lagged effects of energy prices, which remained relatively high, despite recent declines, and a substantial cooling of the housing market. Consistent with the Fed’s report, GDP continued to decline, growing approximately 2% in the fourth quarter of 2006, down significantly relative to prior periods.

Energy prices remained a key issue in the markets over the past year. Unlike 2005, the past year saw a rather mild hurricane season. Prices declined throughout the report period due to a lack of hurricanes in the Gulf of Mexico, as well as an increase in U.S. fuel inventories. More recently, abundant heating inventories, warmer weather, and skepticism regarding OPEC’s proposed production cuts contributed to a slip in oil prices. Crude oil has declined roughly 28% since July 2006’s record $78.40 per barrel, yet still remained around the $55-$56 per barrel range at the end of the report period, as diminishing U.S. crude inventories and concern about global surplus lingered in investors’ minds.

The events of 2006 also had a significant impact on the housing market. Housing starts and existing home sales continued to decline throughout the period, even though by historical standards, they remained relatively strong. Although housing negatively affected GDP, rebounds in income, consumer spending, and investments helped to offset the impact. Concerns remained as to whether the Fed’s actions, and the immediate effects on the housing market, would spill over into the rest of the economy.

Schwab California Municipal Money Fund 3

The Investment Environment and the Fund continued

Inflation continued to be of concern to the Fed throughout 2006. Core inflation, which excludes the more volatile food and energy components, decelerated significantly, yet still remained above their comfort zone. In efforts to curb inflationary pressures, the Fed raised short-term interest rates four times during the report period. The August 2006 meeting marked a key point in the year as the Fed elected at that time to leave the target rate unchanged at 5.25%, where it remained as of the end of the report period. This was the first time they had not raised rates since the series of 17 consecutive rate hikes began in June 2004.

In this environment, yields on municipal variable-rate demand notes rose significantly as the yield of the Bond Market Association’s (BMA) Municipal Index rose by one percentage point during the report period. This change was driven by increases in the Fed Funds Rate, as well as the heavy issuance of variable rate securities. While variable rate issuance remained strong, the supply of fixed rate municipal notes decreased approximately 14% for the year, due to the increase in tax revenue realized by state and local governments. Consequently, the fund was overweight variable rate notes, as they were attractive in price and provided value to the fund.

The Schwab California Municipal Money Fund generally maintained a weighted average maturity (WAM) that was slightly shorter than the previous year in anticipation of rising interest rates. The fund added longer fixed rate maturities as yields rose at mid year, and avoided them when the yield curve inverted in the third quarter. The best performing security types for 2006 were floating rate notes and municipal commercial paper with maturities of three months or less.

California’s economy remains strong but is slowing, building on solid growth in employment and exports, a mostly stable construction sector, and strong growth in personal income. The State added 221,000 payroll jobs from January to November 2006, up 1.5% over the same period in 2005. This compares with a 1.8% year-over-year increase for all of 2005. Despite a slowdown in residential construction, overall construction employment is still up 2.5% on a year-over-year basis. The State also reported strong gains in the leisure and hospitality and professional- and business-services job sectors. The State’s average unemployment rate dropped to 4.8% for the eleven-month period, compared to 5.4% in 2005. The State Department of Finance is projecting 1.2% growth in payroll jobs for 2007, and 5.7% growth in personal income.

4 Schwab California Municipal Money Fund

The Investment Environment and the Fund continued

California’s fiscal 2007 budget was approved on June 30, 2006. Though balanced through the use of over $6.9 billion in carryover reserves, the budget had allocated over $2.5 billion to prepay prior year loans from transportation programs and other state funds and for early repayment of deficit bonds. The budget also provided for a $2.9 billion boost to primary and secondary education, reflecting a legal settlement regarding the 2005 suspension of the Proposition 98 spending requirement for education. Revenue receipts through December 2006 are generally on target with projections, though corporation taxes are about 3.8% ahead of forecast and sales and use taxes are 3.2% behind. The State began the fiscal year with a higher-than-projected opening fund balance and the Department of Finance is now projecting a general fund balance of $3.2 billion at June 30, 2007, or 3.2% of annual expenditures.

On January 10, 2007, Governor Schwarzenegger introduced his spending plan for fiscal 2008 which begins on July 1, 2007. The proposed budget is essentially balanced; however the plan proposes significant reductions to some social services spending and changes in the funding for some transportation projects, proposals which could find some resistance in the Democratic-majority State Legislature. The budget also anticipates fairly strong growth in general fund revenues, up 7.2% over projected fiscal 2007 results. If adopted as proposed, California would close the year with a general fund balance of $1.2 billion, or 1.3% of annual expenditures. With $1.5 billion in the budget stabilization account, the State’s combined balances would total $2.8 billion, or 2.6%. The Governor is also proposing a significant expansion of the recent voter-approved general obligation infrastructure package. His new strategic growth plan would add $43.3 billion of general obligation and lease revenue bonds for prisons, education and flood control to the $43.1 billion of bonds authorized by California’s voters in November 2006.

Despite its improved economic and revenue performance, California has been faced with persistent budget deficits. As a result, California’s ratings remain among the lowest of the U.S. states. At the end of the report period, the State’s ratings were A1 from Moody’s, A+ from Standard & Poor’s, and A+ from Fitch.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab California Municipal Money Fund 5

Performance and Fund Facts as of 12/31/06

 Seven-Day Yields

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Sweep Shares	Value Advantage Shares
Ticker Symbol	SWCXX	SWKXX

Seven-Day Yield[1]	3.14%	3.33%

Seven-Day Yield–No Waiver[2]	2.97%	3.20%

Seven-Day Effective Yield[1]	3.19%	3.39%

Seven-Day Taxable-Equivalent Effective Yield[1,3]	5.47%	5.81%

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Statistics

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

Weighted Average Maturity	35 days

Credit Quality of Holdings % of portfolio	100% Tier 1

Credit-Enhanced Securities % of portfolio	71%

Minimum Initial Investment[4]
Sweep Investmentstm	*
Value Advantage Shares ($15,000 for IRA and custodial accounts)[5]	$25,000

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

1Fund expenses have been partially absorbed by CSIM and Schwab.

2Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

3Taxable-equivalent effective yield assumes a 2006 maximum combined federal regular income and California state personal income tax rate of 41.70%. Investment income may be subject to the Alternative Minimum Tax.

4Please see prospectus for further detail and eligibility requirements.

5Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult your tax advisor about your situation.

*Subject to the eligibility terms and conditions of your Schwab account agreement.

6 Schwab California Municipal Money Fund

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2006 and held through December 31, 2006.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/06	at 12/31/06	7/1/06–12/31/06

Schwab California Municipal Money Fundtm
Sweep Shares
Actual Return	0.64%	$1,000	$1,014.70	$3.25
Hypothetical 5% Return	0.64%	$1,000	$1,021.98	$3.26
Value Advantage Sharestm
Actual Return	0.45%	$1,000	$1,015.70	$2.29
Hypothetical 5% Return	0.45%	$1,000	$1,022.94	$2.29

1Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

Schwab California Municipal Money Fund 7

Schwab California Municipal Money Fund™

Financial Statements

Financial Highlights

	1/1/06–	1/1/05–	1/1/04–	1/1/03–	1/1/02–
Sweep Shares	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income from investment operations:
Net investment income	0.03	0.02	0.01	0.00 [1]	0.01

Less distributions:
Dividends from net investment income	(0.03)	(0.02)	(0.01)	(0.00)[1]	(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	2.79	1.76	0.59	0.46	0.83

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.64	0.65	0.65	0.65	0.65
Gross operating expenses	0.82	0.82	0.82	0.82	0.82
Net investment income	2.77	1.74	0.58	0.45	0.83
Net assets, end of period ($ x 1,000,000)	4,539	4,134	4,147	4,169	4,056

	1/1/06–	1/1/05–	1/1/04–	1/1/03–	1/1/02–
Value Advantage Shares	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income from investment operations:
Net investment income	0.03	0.02	0.01	0.01	0.01

Less distributions:
Dividends from net investment income	(0.03)	(0.02)	(0.01)	(0.01)	(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	2.99	1.96	0.79	0.66	1.03

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.45	0.45	0.45	0.45	0.45
Gross operating expenses	0.58	0.59	0.59	0.59	0.59
Net investment income	2.95	1.96	0.78	0.65	1.03
Net assets, end of period ($ x 1,000,000)	4,201	3,240	2,825	3,061	3,081

[1]	Per-share amount was less than $0.01.

8 See financial notes

Schwab California Municipal Money Fund

Portfolio Holdings as of December 31, 2006

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

100.5%		Municipal Securities	8,786,084	8,786,084

100.5%		Total Investments	8,786,084	8,786,084
(0	.5)%	Other Assets and Liabilities		(45,934)

100.0%		Net Assets		8,740,150

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 100.5% of net assets

California 95.1%

Alameda Cnty IDA
RB (Aitchison Family Partnership)
Series 1993A
3.80%, 01/03/07 (a)(b)	2,480	2,480
RB (JMS Family Partnership)
Series 1995A
3.80%, 01/03/07 (a)(b)	1,000	1,000
Anaheim Housing Auth
M/F Housing RB (Casa Granada Apts)
Series 1997A
3.83%, 01/04/07 (a)(b)	3,495	3,495
M/F Housing RB (Park Vista Apts)
Series 2000D
3.88%, 01/03/07 (a)(b)	21,000	21,000
M/F Housing RB (Port Trinidad Apts)
Series 1997C
3.83%, 01/04/07 (a)(b)	1,940	1,940
M/F Housing Refunding RB (Sage Park)
Series 1998A
3.87%, 01/04/07 (a)(b)	5,500	5,500
Association of Bay Area Governments
Bonds (Airport Premium Fare-Bart SFO Extension) Series 2002A
3.94%, 01/04/07 (a)(b)(c)(d)	9,995	9,995
COP (Harker School Foundation) Series 1998
3.78%, 01/03/07 (a)(b)	4,050	4,050
M/F Housing RB (Artech Building)
Series 1999A
3.94%, 01/04/07 (a)(b)	3,200	3,200
M/F Housing RB (Crossing Apts) Series 2002A
3.87%, 01/04/07 (a)(b)	64,450	64,450
M/F Housing RB (Miramar Apts) Series 2000A
3.87%, 01/04/07 (a)(b)	30,000	30,000
M/F Housing RB (Mountain View Apts)
Series 1997A
3.89%, 01/04/07 (a)(b)	5,910	5,910
M/F Housing RB (Paragon Apts at the Crossing)
Series 2005A
3.90%, 01/04/07 (a)(b)	17,000	17,000
RB (Air Force Village West, Inc)
Series 2005
3.84%, 01/04/07 (a)(b)	11,500	11,500
RB (Brandeis Hillel Day School)
Series 2001
3.79%, 01/04/07 (a)(b)	9,765	9,765
RB (Francis Parker School)
Series 2005
3.79%, 01/04/07 (a)(b)	5,000	5,000
RB (Public Policy Institute of California) Series 2001A
3.79%, 01/04/07 (a)(b)	10,000	10,000
Bay Area Infrastructure Financing Auth
State Payment Acceleration Notes
Series 2006
3.41%, 08/01/07	37,980	38,106
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB Series 2001D
3.92%, 01/04/07 (a)(b)(c)(d)	10,125	10,125
San Francisco Bay Area Toll Bridge RB Series 2006F
3.91%, 01/04/07 (a)(c)(d)	49,170	49,170
California
2006-07 RAN
3.38%, 06/29/07	50,000	50,268
3.40%, 06/29/07	72,445	72,827
Economic Recovery Bonds Series 2004A
3.90%, 01/03/07 (a)(c)(d)	62,000	62,000
3.90%, 01/04/07 (a)(b)(c)(d)	8,873	8,873
3.91%, 01/04/07 (a)(c)(d)	58,740	58,740
3.91%, 01/04/07 (a)(b)(c)(d)	39,915	39,915
3.91%, 01/04/07 (a)(b)(c)	12,895	12,895
3.92%, 01/04/07 (a)(b)(c)	8,265	8,265
Economic Recovery Bonds Series 2004C1
3.85%, 01/02/07 (a)(c)	5,850	5,850
Economic Recovery Bonds Series 2004C11
3.75%, 01/03/07 (a)(b)	19,849	19,849
Economic Recovery Bonds Series 2004C18
3.75%, 01/03/07 (a)(b)(c)	1,000	1,000
Economic Recovery Bonds Series 2004C4
3.92%, 01/02/07 (a)(c)	4,855	4,855

See financial notes 9

Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Economic Recovery Bonds Series 2004C5
3.73%, 01/02/07 (a)(c)	1,800	1,800
Economic Recovery Bonds Series 2004C9
3.75%, 01/02/07 (a)(b)	21,405	21,405
GO Bonds
3.90%, 01/04/07 (a)(b)(c)(d)	25,045	25,045
3.91%, 01/04/07 (a)(b)(c)(d)	139,635	139,635
3.91%, 01/04/07 (a)(b)(c)	19,805	19,805
3.92%, 01/04/07 (a)(b)(c)(d)	68,320	68,320
3.94%, 01/04/07 (a)(b)(c)(d)	67,125	67,125
3.96%, 01/04/07 (a)(b)(c)(d)	19,800	19,800
GO Bonds Series 1999
3.90%, 01/04/07 (a)(b)(c)(d)	10,835	10,835
GO Bonds Series 2003C3
3.76%, 01/04/07 (a)(b)	35,000	35,000
GO Bonds Series 2003C4
3.79%, 01/04/07 (a)(b)	2,400	2,400
GO Bonds Series 2004A8
3.75%, 01/04/07 (a)(b)	10,105	10,105
GO Bonds Series 2004B6
3.76%, 01/04/07 (a)(b)	21,300	21,300
GO Bonds Series 2005B6
3.78%, 01/02/07 (a)(b)	5,000	5,000
GO Bonds Series 2005B7
3.78%, 01/02/07 (a)(b)	9,700	9,700
GO CP Notes
3.48%, 02/05/07 (c)	35,000	35,000
3.50%, 02/06/07 (c)	20,000	20,000
3.48%, 02/07/07 (c)	60,000	60,000
3.47%, 03/02/07 (c)	21,700	21,700
3.48%, 03/05/07 (c)	50,000	50,000
3.45%, 03/06/07 (c)	36,300	36,300
GO Refunding Bonds
3.91%, 01/04/07 (a)(b)(c)(d)	4,415	4,415
3.91%, 01/04/07 (a)(b)(c)	13,275	13,275
3.92%, 01/04/07 (a)(b)(c)(d)	26,260	26,260
3.94%, 01/04/07 (a)(b)(c)(d)	10,000	10,000
3.95%, 01/04/07 (a)(b)(c)	2,210	2,210
GO Refunding Bonds Series 2005
3.92%, 01/04/07 (a)(b)(c)	22,655	22,655
Various GO Bonds
3.91%, 01/04/07 (a)(b)(c)(d)	12,500	12,500
Various Purpose GO Bonds
3.90%, 01/04/07 (a)(b)(c)(d)	37,665	37,665
3.91%, 01/04/07 (a)(b)(c)(d)	4,810	4,810
3.91%, 01/04/07 (a)(b)(c)	6,000	6,000
3.92%, 01/04/07 (a)(b)(c)	31,365	31,365
Various Purpose GO Bonds Series 2003
3.91%, 01/04/07 (a)(b)(c)	13,745	13,745
Various Purpose GO Bonds Series 2006
3.92%, 01/04/07 (a)(b)(c)	9,780	9,780
Veterans GO Bonds Series CB
3.93%, 01/04/07 (a)(b)(c)(d)	9,375	9,375
California Dept of Water Resources
Power Supply RB Series 2002B1
3.92%, 01/02/07 (a)(b)	2,000	2,000
Power Supply RB Series 2002B3
3.75%, 01/02/07 (a)(b)	34,500	34,500
Power Supply RB Series 2002B4
3.75%, 01/02/07 (a)(b)	18,900	18,900
Power Supply RB Series 2002C11
3.73%, 01/04/07 (a)(b)	3,100	3,100
Power Supply RB Series 2002C17
3.75%, 01/04/07 (a)(b)	10,450	10,450
Power Supply RB Series 2002C3
3.82%, 01/04/07 (a)(b)(c)	10,510	10,510
Power Supply RB Series 2002C4
3.84%, 01/04/07 (a)(b)	35,300	35,300
Power Supply RB Series 2002C7
3.75%, 01/04/07 (a)(b)(c)	31,450	31,450
Power Supply RB Series 2002C8
3.75%, 01/04/07 (a)(b)	3,000	3,000
Power Supply RB Series 2005F2
3.83%, 01/02/07 (a)(b)	19,405	19,405
Power Supply RB Series 2005F4
3.92%, 01/02/07 (a)(b)	500	500
Power Supply RB Series 2005G13
3.79%, 01/04/07 (a)(b)(c)	6,650	6,650
Power Supply RB Series 2005G3
3.75%, 01/04/07 (a)(b)(c)	43,580	43,580
Power Supply RB Series 2005G6
3.82%, 01/04/07 (a)(b)(c)	86,000	86,000
Water Refunding RB (Big Bear Lake) Series 1996
3.92%, 01/04/07 (a)(b)(c)(d)	8,445	8,445
California Economic Development Financing Auth
Airport Facilities RB (Mercury Air Group)
Series 1998
3.80%, 01/04/07 (a)(b)	12,000	12,000
IDRB (Calco) Series 1997
3.87%, 01/03/07 (a)(b)	400	400
IDRB (Gaiser Tool Company) Series 1997
3.80%, 01/03/07 (a)(b)	1,315	1,315
California Educational Facilities Auth
RB (California Institute of Technology)
Series 2006A
3.76%, 01/04/07 (a)	25,000	25,000
RB (Chapman University) Series 2000
3.80%, 01/03/07 (a)(b)	4,400	4,400
RB (University of Judaism) Series 1998A
3.99%, 01/04/07 (a)(b)	4,900	4,900
Refunding RB (Pepperdine University) Series 2005A
3.94%, 01/04/07 (a)(b)(c)(d)	20,835	20,835
California Health Facilities Financing Auth
Insured RB (Southern California Presbyterian Homes) Series 1998
3.84%, 01/03/07 (a)(b)(c)	14,340	14,340
RB (Kaiser Permanente) Series 1998A
3.91%, 01/04/07 (a)(b)(c)(d)	9,995	9,995
RB (Kaiser Permanente) Series 2006C
3.77%, 01/03/07 (a)	150,000	150,000

10 See financial notes

Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (Kaiser Permanente) Series 2006E
3.48%, 02/15/07	20,000	20,000
3.43%, 04/10/07	40,000	40,000
Refunding RB (Cedars-Sinai Medical Center) Series 2005
3.91%, 01/04/07 (a)(b)(c)	2,425	2,425
California HFA
Home Mortgage RB Series 2001R
3.92%, 01/02/07 (a)(b)(c)	6,575	6,575
3.92%, 01/02/07 (a)(b)	2,845	2,845
Home Mortgage RB Series 2002F
3.90%, 01/02/07 (a)(b)(c)	4,175	4,175
Home Mortgage RB Series 2002J
3.97%, 01/02/07 (a)(b)(c)	17,960	17,960
Home Mortgage RB Series 2003H
3.84%, 01/03/07 (a)(b)(c)	19,325	19,325
Home Mortgage RB Series 2003K
4.01%, 01/03/07 (a)(c)	6,900	6,900
Home Mortgage RB Series 2003M
3.90%, 01/02/07 (a)(c)	20,000	20,000
Home Mortgage RB Series 2005B
3.93%, 01/03/07 (a)(c)	89,665	89,665
Home Mortgage RB Series 2005H
3.98%, 01/02/07 (a)(c)	14,115	14,115
Home Mortgage RB Series 2006I
3.95%, 01/04/07 (a)(c)	4,620	4,620
Home Mortgage RB Series 2006K
3.95%, 01/04/07 (a)(c)	18,870	18,870
M/F Housing RB III Series 2002A
3.84%, 01/03/07 (a)(c)	28,440	28,440
M/F Housing RB III Series 2002E
3.84%, 01/03/07 (a)(c)	61,300	61,300
M/F Housing RB III Series 2005B
3.84%, 01/03/07 (a)(b)(c)	57,590	57,590
S/F Mortgage RB Draw Down Series 2004B1
3.97%, 01/04/07 (a)(b)(c)(d)	6,420	6,420
California Infrastructure and Economic Development Bank
Bay Area Bridges Seismic Retrofit RB First Lien Series 2003A
3.90%, 01/04/07 (a)(b)(c)	10,123	10,124
IDRB (American-De Rosa Lamp Arts) Series 1999
3.85%, 01/03/07 (a)(b)	4,950	4,950
IDRB (Fairmont Sign Co) Series 2000A
4.07%, 01/04/07 (a)(b)	4,250	4,250
IDRB (Nelson Name Plate Co) Series 1999
3.82%, 01/04/07 (a)(b)	2,750	2,750
IDRB (Roller Bearing Co) Series 1999
4.06%, 01/03/07 (a)(b)	2,400	2,400
RB (Asian Art Museum Foundation of SF) Series 2005
3.92%, 01/02/07 (a)(b)(c)	2,200	2,200
RB (Bay Area Toll Bridges Seismic Retrofit) Series 2003A
3.90%, 01/04/07 (a)(b)(c)	32,540	32,540
3.91%, 01/04/07 (a)(b)(c)(d)	17,760	17,760
RB (California Independent System Operator Corp) Series 2004A
3.82%, 01/03/07 (a)(b)(c)	10,935	10,935
RB (SRI International) Series 2003A
3.78%, 01/04/07 (a)(b)	3,950	3,950
RB (The Contemporary Jewish Museum) Series 2006
3.73%, 01/04/07 (a)(b)	4,000	4,000
RB (The J. Paul Getty Trust) Series 2004B
3.25%, 02/02/07 (a)	43,530	43,522
California Pollution Control Finance Auth
Refunding RB (Pacific Gas and Electric)
Series 1996A
3.93%, 01/04/07 (a)(b)(c)(d)	34,115	34,115
Resource Recovery RB (Sanger) Series 1990A
3.86%, 01/03/07 (a)(b)	19,200	19,200
Resource Recovery RB (Wadham Energy) Series 1987B
3.90%, 01/03/07 (a)(b)	1,800	1,800
Solid Waste Disposal RB (Ag Resources III) Series 2004
3.94%, 01/03/07 (a)(b)	5,570	5,570
Solid Waste Disposal RB (Agrifab) Series 2003
3.94%, 01/03/07 (a)(b)	5,800	5,800
Solid Waste Disposal RB (Alameda Cnty Industries) Series 2000A
3.94%, 01/03/07 (a)(b)	2,975	2,975
Solid Waste Disposal RB (Athens Disposal Co) Series 1995A
3.94%, 01/03/07 (a)(b)	7,500	7,500
Solid Waste Disposal RB (Athens Disposal Co) Series 1999A
3.94%, 01/03/07 (a)(b)	4,410	4,410
Solid Waste Disposal RB (Athens Services) Series 2001A
3.94%, 01/03/07 (a)(b)	3,305	3,305
Solid Waste Disposal RB (Athens Services) Series 2006A
3.94%, 01/03/07 (a)(b)	22,400	22,400
Solid Waste Disposal RB (Atlas Disposal Industries) Series 1999A
3.94%, 01/03/07 (a)(b)	5,400	5,400
Solid Waste Disposal RB (BLT Enterprises of Fremont) Series 2005A
3.99%, 01/03/07 (a)(b)	7,280	7,280
Solid Waste Disposal RB (BLT Enterprises of Sacramento) Series 1999A
3.94%, 01/03/07 (a)(b)	8,190	8,190
Solid Waste Disposal RB (Blue Line Transfer) Series 1999A
3.94%, 01/03/07 (a)(b)	3,895	3,895

See financial notes 11

Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Solid Waste Disposal RB (Blue Line Transfer) Series 2001A
3.94%, 01/03/07 (a)(b)	3,810	3,810
Solid Waste Disposal RB (Burrtec Waste and Recycling Services LLC) Series 2006A
3.94%, 01/03/07 (a)(b)	18,425	18,425
Solid Waste Disposal RB (Burrtec Waste Group) Series 2004
3.94%, 01/03/07 (a)(b)	9,920	9,920
Solid Waste Disposal RB (Burrtec Waste Group) Series 2006A
3.94%, 01/03/07 (a)(b)	18,445	18,445
Solid Waste Disposal RB (Burrtec Waste Industries Inc) Series 2000A
3.94%, 01/03/07 (a)(b)	4,705	4,705
Solid Waste Disposal RB (Burrtec Waste Industries Inc) Series 2002A
3.94%, 01/03/07 (a)(b)	9,900	9,900
Solid Waste Disposal RB (Burrtec Waste Industries) Series 1997B
3.94%, 01/03/07 (a)(b)	4,600	4,600
Solid Waste Disposal RB (California Waste Solutions) Series 2002A
3.94%, 01/03/07 (a)(b)	10,110	10,110
Solid Waste Disposal RB (California Waste Solutions) Series 2004A
3.94%, 01/03/07 (a)(b)	8,350	8,350
Solid Waste Disposal RB (Cedar Avenue Recycling and Transfer Station LP)
3.94%, 01/03/07 (a)(b)	2,700	2,700
Solid Waste Disposal RB (Cold Canyon Landfill) Series 1998A
3.94%, 01/03/07 (a)(b)	5,845	5,845
Solid Waste Disposal RB (Contra Costa Waste Service) Series 1995A
3.94%, 01/03/07 (a)(b)	3,225	3,225
Solid Waste Disposal RB (CR&R Inc) Series 1995A
3.97%, 01/03/07 (a)(b)	3,160	3,160
Solid Waste Disposal RB (CR&R Inc) Series 2000A
3.97%, 01/03/07 (a)(b)	2,860	2,860
Solid Waste Disposal RB (CR&R Inc) Series 2002A
3.97%, 01/03/07 (a)(b)	3,900	3,900
Solid Waste Disposal RB (CR&R Inc) Series 2006A
3.97%, 01/03/07 (a)(b)	7,840	7,840
Solid Waste Disposal RB (Desert Properties LLC) Series 2006B
3.99%, 01/03/07 (a)(b)	2,245	2,245
Solid Waste Disposal RB (EDCO Disposal Corp) Series 1996A
3.94%, 01/03/07 (a)(b)	10,940	10,940
Solid Waste Disposal RB (EDCO Disposal Corp) Series 2004A
3.94%, 01/03/07 (a)(b)	21,755	21,755
Solid Waste Disposal RB (Escondido Disposal/Jemco Equipment Corp) Series 1998A
3.94%, 01/03/07 (a)(b)	7,845	7,845
Solid Waste Disposal RB (Federal Disposal Service) Series 2001A
3.99%, 01/03/07 (a)(b)	1,400	1,400
Solid Waste Disposal RB (Garaventa Enterprises, Inc) Series 2006A
3.94%, 01/03/07 (a)(b)	8,970	8,970
Solid Waste Disposal RB (Greenteam of San Jose) Series 1997A
3.94%, 01/03/07 (a)(b)	960	960
Solid Waste Disposal RB (Greenteam of San Jose) Series 2001A
3.94%, 01/03/07 (a)(b)	10,785	10,785
Solid Waste Disposal RB (GreenWaste of Tehama) Series 1999A
3.94%, 01/03/07 (a)(b)	700	700
Solid Waste Disposal RB (GreenWaste Recovery, Inc) Series 2006A
3.99%, 01/03/07 (a)(b)	3,080	3,080
Solid Waste Disposal RB (Madera Disposal Systems Inc) Series 1998A
3.94%, 01/03/07 (a)(b)	1,800	1,800
Solid Waste Disposal RB (MarBorg Industries) Series 2000A
3.94%, 01/03/07 (a)(b)	3,815	3,815
Solid Waste Disposal RB (MarBorg Industries) Series 2002
3.94%, 01/03/07 (a)(b)	4,295	4,295
Solid Waste Disposal RB (MarBorg Industries) Series 2004A
3.94%, 01/03/07 (a)(b)	5,570	5,570
Solid Waste Disposal RB (Marin Sanitary Service) Series 2006A
3.99%, 01/03/07 (a)(b)	4,115	4,115
Solid Waste Disposal RB (Metropolitan Recycling Corp) Series 2000B
3.99%, 01/03/07 (a)(b)	2,560	2,560
Solid Waste Disposal RB (Mid-Valley Disposal) Series 2006A
3.99%, 01/03/07 (a)(b)	3,560	3,560
Solid Waste Disposal RB (Mill Valley Refuse Service Inc) Series 2003A
3.94%, 01/03/07 (a)(b)	2,510	2,510
Solid Waste Disposal RB (Mottra Corp) Series 2002A
3.99%, 01/03/07 (a)(b)	1,910	1,910

12 See financial notes

Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Solid Waste Disposal RB (Napa Recycling and Waste Services) Series 2005A
3.99%, 01/03/07 (a)(b)	5,155	5,155
Solid Waste Disposal RB (Norcal Waste System) Series 2001
3.94%, 01/03/07 (a)(b)	16,135	16,135
Solid Waste Disposal RB (Norcal Waste System) Series 2002A
3.94%, 01/03/07 (a)(b)	12,000	12,000
Solid Waste Disposal RB (Norcal Waste System) Series 2003A
3.94%, 01/03/07 (a)(b)	20,000	20,000
Solid Waste Disposal RB (Orange Ave Disposal Co) Series 2002A
3.94%, 01/03/07 (a)(b)	5,785	5,785
Solid Waste Disposal RB (Placer Cnty Eastern Regional Sanitary Landfill, Inc) Series 2003A
3.94%, 01/03/07 (a)(b)	5,035	5,035
Solid Waste Disposal RB (Rainbow Disposal Company Inc) Series 2006A
3.99%, 01/03/07 (a)(b)	8,910	8,910
Solid Waste Disposal RB (Ratto Group of Companies) Series 2001A
3.94%, 01/03/07 (a)(b)	6,845	6,845
Solid Waste Disposal RB (Sanco Services) Series 2002A
3.94%, 01/03/07 (a)(b)	5,535	5,535
Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A
3.99%, 01/03/07 (a)(b)	1,800	1,800
Solid Waste Disposal RB (Solag Disposal) Series 1997A
3.97%, 01/03/07 (a)(b)	2,135	2,135
Solid Waste Disposal RB (Specialty Solid Waste and Recycling) Series 2001A
3.99%, 01/03/07 (a)(b)	1,300	1,300
Solid Waste Disposal RB (Talco Plastics) Series 1997A
3.85%, 01/03/07 (a)(b)	3,125	3,125
Solid Waste Disposal RB (Valley Vista Services) Series 2003A
3.94%, 01/03/07 (a)(b)	3,485	3,485
Solid Waste Disposal RB (West Valley MRF) Series 1997A
3.99%, 01/03/07 (a)(b)	2,525	2,525
Solid Waste Disposal RB (Zanker Road Landfill) Series 1999C
3.99%, 01/03/07 (a)(b)	4,540	4,540
California Public Works Board
Lease RB (University of California) Series 1997C
3.92%, 01/04/07 (a)(b)(c)(d)	10,900	10,900
Lease RB (University of California) Series 2005C
3.92%, 01/04/07 (a)(c)(d)	21,965	21,965
Lease RB Series 1999A
3.93%, 01/03/07 (a)(b)(c)(d)	9,985	9,985
Lease RB Series 2005E
3.92%, 01/04/07 (a)(b)(c)(d)	11,085	11,085
Lease Refunding RB (Dept of Corrections and Rehabilitation) Series 2005J
3.92%, 01/04/07 (a)(b)(c)(d)	24,900	24,900
Lease Refunding RB (Dept of Corrections) Series 1993A
3.92%, 01/04/07 (a)(b)(c)(d)	3,000	3,000
California School Cash Reserve Program Auth
COP (2006-2007 TRAN) Series A
3.50%, 07/06/07 (b)	55,000	55,271
California State University
Systemwide RB Series 2005C
3.92%, 01/04/07 (a)(b)(c)(d)	43,545	43,545
3.94%, 01/04/07 (a)(b)(c)(d)	25,895	25,895
California State University Trustees
Systemwide RB Series 2005A
3.91%, 01/04/07 (a)(b)(c)	5,890	5,890
Systemwide RB Series 2005C
3.91%, 01/04/07 (a)(b)(c)	23,220	23,220
California Statewide Communities Development Auth
COP (Sutter Health Obligated Group) Series 2004
3.90%, 01/04/07 (a)(b)(c)(d)	27,199	27,199
COP (Sutter Health Related Group)
3.93%, 01/03/07 (a)(b)(c)(d)	5,000	5,000
IDRB (Golden Valley Grape Juice and Wine) Series 1998
3.93%, 01/03/07 (a)(b)	420	420
IDRB (Integrated Rolling Co) Series 1999A
3.82%, 01/04/07 (a)(b)	900	900
M/F Housing RB (Agave at Elk Grove Apts) Series 2003DD
3.87%, 01/04/07 (a)(b)	15,100	15,100
M/F Housing RB (Bay Vista at MeadowPark Apts) Series 2003NN1
3.90%, 01/04/07 (a)(b)	15,000	15,000
M/F Housing RB (Bay Vista at MeadowPark Apts) Series 2003NN2
3.90%, 01/04/07 (a)(b)	5,000	5,000
M/F Housing RB (Creekside at MeadowPark Apts) Series 2002HH
3.87%, 01/04/07 (a)(b)	9,895	9,895
M/F Housing RB (Cypress Villa Apts) Series 2000F
3.87%, 01/04/07 (a)(b)	4,725	4,725
M/F Housing RB (Dublin Ranch Senior Apts) Series 2003OO
3.90%, 01/04/07 (a)(b)	15,090	15,090
M/F Housing RB (Dublin Ranch Senior Apts) Series 2006G
3.90%, 01/04/07 (a)(b)	5,010	5,010
M/F Housing RB (Emerald Gardens Apts) Series 2000E
3.87%, 01/04/07 (a)(b)	7,320	7,320

See financial notes 13

Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

M/F Housing RB (Fairway Family Apts) Series 2003PP
3.90%, 01/04/07 (a)(b)	30,000	30,000
M/F Housing RB (Fairway Family Apts) Series 2006H
3.90%, 01/04/07 (a)(b)	7,000	7,000
M/F Housing RB (Heritage Oaks Apts) Series 2004YY
3.87%, 01/04/07 (a)(b)	6,900	6,900
M/F Housing RB (Kimberly Woods Apts) Series 1995B
3.88%, 01/03/07 (a)(b)	13,400	13,400
M/F Housing RB (Las Flores Village Apts) Series 2004JJ
3.91%, 01/04/07 (a)(b)	13,500	13,500
M/F Housing RB (Laurel Park Senior Apts) Series 2002H
3.90%, 01/04/07 (a)(b)	5,500	5,500
M/F Housing RB (Los Padres Apts) Series 2003E
3.87%, 01/04/07 (a)(b)	10,750	10,750
M/F Housing RB (Marlin Cove Apts) Series 2000V
3.87%, 01/04/07 (a)(b)	16,000	16,000
M/F Housing RB (Oak Center Towers) Series 2005L
3.87%, 01/04/07 (a)(b)	11,450	11,450
M/F Housing RB (Oakmont of Concord) Series 2002Q
3.87%, 01/04/07 (a)(b)(d)	25,000	25,000
M/F Housing RB (Park David Senior Apts) Series 1999D
3.87%, 01/04/07 (a)(b)	8,220	8,220
M/F Housing RB (Plaza Club Apts) Series 1997A
3.88%, 01/04/07 (a)(b)	14,790	14,790
M/F Housing RB (Rancho Santa Fe Village Apts) Series 2004EE
3.91%, 01/04/07 (a)(b)	12,300	12,300
M/F Housing RB (Sagewood At Stonebridge Estates) Series 2005CC
3.87%, 01/04/07 (a)(b)	9,100	9,100
M/F Housing RB (Silvercrest Residence) Series 2003EEE
3.80%, 01/04/07 (a)(b)	16,005	16,005
M/F Housing RB (The Belmont) Series 2005F
3.87%, 01/04/07 (a)(b)	10,500	10,500
M/F Housing RB (The Crossings Senior Apts-Phase II) Series 2005J
3.90%, 01/04/07 (a)(b)	14,850	14,850
M/F Housing RB (Valley Palms Apts) Series 2002C
3.87%, 01/04/07 (a)(b)	12,000	12,000
M/F Housing RB (Villas at Hamilton Apts) Series 2001HH
3.87%, 01/04/07 (a)(b)	11,440	11,440
M/F Housing RB (Wilshire Court Apts) Series 2003M
3.87%, 01/04/07 (a)(b)	15,000	15,000
M/F Housing RB (Wilshire Court Apts) Series 2004AAA
3.87%, 01/04/07 (a)(b)	15,000	15,000
M/F Housing RB (Woodsong Apts) Series 1997B
3.83%, 01/04/07 (a)(b)	3,127	3,127
M/F Housing RB (Wyndover Apts) Series 2004LL
3.87%, 01/04/07 (a)(b)	17,450	17,450
M/F Housing Refunding RB (Brandon Place Apts) Series 2006D
3.87%, 01/04/07 (a)(b)(d)	6,070	6,070
M/F Housing Refunding RB (Crystal View Apts) Series 2004A
3.87%, 01/04/07 (a)(b)	7,075	7,075
RB (Elder Care Alliance) Series 2000
3.84%, 01/03/07 (a)(b)	12,560	12,560
RB (Gemological Institute) Series 2001
3.76%, 01/04/07 (a)(b)(c)	580	580
RB (Japanese American National Museum) Series 2000A
3.81%, 01/04/07 (a)(b)	4,400	4,400
RB (Jewish Federation Council of Greater Los Angeles) Series 2000A
3.99%, 01/04/07 (a)(b)	1,600	1,600
RB (Kaiser Permanente) Series 2003B
3.77%, 01/03/07 (a)	5,000	5,000
RB (Kaiser Permanente) Series 2004K
3.48%, 02/15/07	20,000	20,000
3.42%, 03/07/07	14,000	14,000
3.52%, 03/08/07	24,700	24,700
3.43%, 04/10/07	11,000	11,000
RB (Kaiser Permanente) Series 2004M
3.77%, 01/03/07 (a)	8,000	8,000
RB (Kaiser Permanente) Series 2006B
3.91%, 01/04/07 (a)(b)(c)	10,800	10,800
RB (Kaiser Permanente) Series 2006D
3.48%, 02/13/07	26,500	26,500
3.43%, 04/10/07	20,000	20,000
RB (Laurence School) Series 2003
3.79%, 01/04/07 (a)(b)	3,145	3,145
RB (National Public Radio) Series 2002
3.91%, 01/03/07 (a)(b)	1,365	1,365
RB (Painted Turtle) Series 2003
3.79%, 01/04/07 (a)(b)	13,650	13,650
TRAN Series 2006A2
3.57%, 06/29/07	15,865	15,935
TRAN Series 2006A3
3.57%, 06/29/07	10,000	10,044
3.61%, 06/29/07	12,500	12,553

14 See financial notes

Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

TRAN Series 2006A4
3.56%, 06/29/07	5,000	5,022
3.58%, 06/29/07	33,000	33,144
TRAN Series 2006A5
3.57%, 06/29/07	15,000	15,066
3.61%, 06/29/07	16,000	16,067
Carlsbad
M/F Housing Refunding RB (Santa Fe Ranch Apts) Series 1993A
3.79%, 01/04/07 (a)(b)	14,400	14,400
Central Unified SD
GO Refunding Bonds Series 2005
3.94%, 01/04/07 (a)(b)(c)(d)	11,855	11,855
Coast Community College District
GO Bonds (Election of 2002) Series 2006B
3.91%, 01/04/07 (a)(b)(c)(d)	7,500	7,500
GO Bonds (Election of 2002) Series 2006C
3.97%, 01/04/07 (a)(b)(c)	16,490	16,490
Contra Costa Cnty
M/F Mortgage RB (El Cerrito Royale) Series 1987A
3.80%, 01/04/07 (a)(b)	2,480	2,480
Contra Costa Water District
Refunding RB Series N
3.90%, 01/04/07 (a)(b)(c)(d)	10,290	10,290
Davis Community Facilities District No. 1992-2
Special Tax Bonds (East Davis Mace Ranch Area II) Series 2000
3.76%, 01/04/07 (a)(b)	3,075	3,075
Desert Sands Unified SD
GO Bonds (Election of 2001) Series 2006
3.94%, 01/04/07 (a)(b)(c)(d)	11,150	11,150
3.58%, 06/01/07	16,665	16,710
Diamond Bar Public Financing Auth
Lease RB (Community/Senior Center) Series 2002A
3.92%, 01/03/07 (a)(b)	5,590	5,590
Dublin Housing Auth
M/F Housing RB (Park Sierra At Iron Horse Trail) Series 1998A 3.83%, 01/03/07 (a)(b)	14,900	14,900
East Bay Municipal Utility District
Water System Subordinated RB Series 2005A
3.91%, 01/04/07 (a)(b)(c)(d)	11,485	11,485
East Side Union High SD
GO Refunding Bonds Series 2003B
3.93%, 01/03/07 (a)(b)(c)(d)	4,300	4,300
El Cajon Redevelopment Agency
M/F Housing RB (Park-Mollison and Madison Apts) Series 1998 3.88%, 01/04/07 (a)(b)	4,800	4,800
El Camino Community College District
GO Bonds (Election of 2002) Series 2006B
3.91%, 01/04/07 (a)(b)(c)(d)	2,900	2,900
GO Bonds Series 2003A
3.92%, 01/04/07 (a)(b)(c)(d)	16,100	16,100
El Camino Hospital District
2006 GO Bonds
3.91%, 01/04/07 (a)(b)(c)(d)	6,600	6,600
3.96%, 01/04/07 (a)(b)(c)	7,590	7,590
Elk Grove Unified SD
Community Facilities District No. 1 Special Tax Bonds (Election of 1998) Series 2005
3.91%, 01/04/07 (a)(b)(c)(d)	17,030	17,030
Emeryville Redevelopment Agency
M/F Housing RB (Bay St Apts) Series 2002A
3.89%, 01/04/07 (a)(b)	87,715	87,715
Escondido
M/F Housing RB (Via Roble Apts) Series 2003A 3.87%, 01/04/07 (a)(b)	6,900	6,900
Evergreen Elementary SD
GO Refunding Bonds Series 2005 3.92%, 01/04/07 (a)(b)(c)(d)	16,150	16,150
Foothill-DeAnza Community College District
GO Bonds Series A
3.93%, 01/03/07 (a)(c)(d)	9,960	9,960
Fresno IDA
IDRB (Keiser Corp) Series 1997 3.85%, 01/03/07 (a)(b)	1,250	1,250
Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A
3.90%, 01/04/07 (a)(b)(c)(d)	46,000	46,000
3.90%, 01/04/07 (a)(b)(c)	15,565	15,565
3.91%, 01/04/07 (a)(b)(c)(d)	30,350	30,350
3.91%, 01/04/07 (a)(b)(c)	10,050	10,050
3.93%, 01/04/07 (a)(b)(c)(d)	15,000	15,000
Golden West Schools Financing Auth
GO RB (Beverly Hills Unified SD) Series 2005 3.91%, 01/04/07 (a)(b)(c)(d)	8,880	8,880
Grossmont Union High SD
GO Bonds (Election of 2004) Series 2006
3.96%, 01/04/07 (a)(b)(c)(d)	5,575	5,575
Hawthorne Community Facilities District No. 2006-1
Special Tax Bonds (Three Sixty Degrees at South Bay) Series 2006
3.91%, 01/04/07 (a)(b)(c)	4,125	4,125
Hayward
M/F Housing RB (Lord Tennyson Apts) Series 2005A
3.91%, 01/04/07 (a)(b)	13,915	13,915
M/F Housing RB (Shorewood Apts) Series 1984A
3.80%, 01/04/07 (a)(b)	12,100	12,100
Hayward Housing Auth
M/F Mortgage Refunding RB (Huntwood Terrace Apts) Series 1993A
3.81%, 01/03/07 (a)(b)	5,155	5,155

See financial notes 15

Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Hemet Unified SD
COP (2006 School Facilities) Series 2006 3.77%, 01/04/07 (a)(b)(c)	19,445	19,445
Hercules Public Financing Auth
Lease RB Series 2003A
3.79%, 01/04/07 (a)(b)	6,885	6,885
Huntington Beach
M/F Housing RB (Five Points Seniors) Series 1991A
3.88%, 01/04/07 (a)(b)	9,500	9,500
Huntington Park Redevelopment Agency
M/F Housing RB (Casa Rita Apts) Series 1994A
3.88%, 01/04/07 (a)(b)	4,950	4,950
Irvine
Lease RB (Capital Improvement) Series 1985 3.82%, 01/04/07 (a)(b)	1,675	1,675
Irvine Assessment District No. 93-14
Limited Obligation Improvement Bonds Series 2000
3.75%, 01/02/07 (a)(b)	2,800	2,800
Irvine Ranch Water District
Consolidated Series 1995 GO of Improvement Districts No. 140, 240, 105, & 250
3.75%, 01/02/07 (a)(b)	1,100	1,100
Irwindale Community Redevelopment Agency
Tax Allocation Refunding Parity Bonds
(City Industrial Development)
Series 2006
3.91%, 01/04/07 (a)(b)(c)(d)	7,120	7,120
Kern Cnty
2006-07 TRAN
3.50%, 06/29/07	25,000	25,118
3.58%, 06/29/07	55,000	55,239
Long Beach Harbor
RB Series 2002A
3.84%, 01/03/07 (a)(b)(c)	31,770	31,770
Refunding RB Series 2005A
3.95%, 01/04/07 (a)(b)(c)(d)	2,520	2,520
Long Beach Harbor Facilities Corp
Harbor TECP Series A
3.48%, 03/06/07 (c)	31,400	31,400
3.50%, 03/07/07 (c)	28,750	28,750
Long Beach Unified SD
Capital Improvement Refinancing COP Series 2001
3.91%, 01/04/07 (a)(b)(c)	8,410	8,410
Los Angeles
2006 TRAN
3.73%, 06/29/07	50,000	50,182
3.75%, 06/29/07	50,000	50,178
GO Refunding Bonds Series 1998A
3.92%, 01/04/07 (a)(b)(c)(d)	4,150	4,150
M/F Housing RB (Beverly Park Apts) Series 1988A
3.90%, 01/02/07 (a)(b)	34,000	34,000
M/F Housing RB (Channel Gateway Apts) Series 1989B
3.82%, 01/04/07 (a)(b)	28,250	28,250
M/F Housing RB (Fountain Park Phase II) Series 2000B
3.88%, 01/04/07 (a)(b)	33,615	33,615
M/F Housing RB Series 1985K
3.80%, 01/02/07 (a)(b)	852	852
M/F Housing Refunding RB (Tri-City) Series 2001I
3.88%, 01/04/07 (a)(b)	600	600
Sanitation Equipment Charge RB Series 2005A
3.92%, 01/04/07 (a)(b)(c)(d)	5,505	5,505
Wastewater System Subordinate Refunding RB Series 2006A
3.84%, 01/04/07 (a)(b)(c)	16,200	16,200
Wastewater System Subordinate Refunding RB Series 2006B1
3.70%, 01/04/07 (a)(b)(c)	9,465	9,465
Wastewater System Subordinate Refunding RB Series 2006C
3.79%, 01/04/07 (a)(b)(c)	10,000	10,000
Wastewater System Subordinate Refunding RB Series 2006D
3.79%, 01/04/07 (a)(b)(c)	5,000	5,000
Los Angeles Cnty
2006-07 TRAN Series A
3.50%, 06/29/07	60,000	60,284
Los Angeles Cnty Metropolitan Transportation Auth
Prop A First Tier Sr Sales Tax RB Series 2005A
3.92%, 01/04/07 (a)(b)(c)(d)	4,445	4,445
Sales Tax RB Series 1997A
3.93%, 01/03/07 (a)(b)(c)(d)	23,830	23,830
Second Subordinate Sales Tax Revenue CP Series A
3.48%, 03/06/07 (b)	36,650	36,650
Sr Sales Tax RB Series 2001A
3.92%, 01/04/07 (a)(b)(c)(d)	12,600	12,600
Sr Sales Tax Refunding RB Series 2001B
3.92%, 01/04/07 (a)(b)(c)(d)	24,750	24,750
Los Angeles Cnty Public Works Financing Auth
Lease Revenue Refunding Bonds (2006 Master Refunding)
Series B
3.91%, 01/04/07 (a)(b)(c)(d)	7,155	7,155
Los Angeles Cnty Schools Pooled Financing Program
Pooled Financing (Pooled TRANS Participation) Series 2006-07 A
3.50%, 06/29/07 (b)	5,450	5,476
Los Angeles Community College District
GO Bonds (2003 Election) Series 2006E
3.91%, 01/04/07 (a)(b)(c)	6,665	6,665
GO Refunding Bonds (2001 Election) Series 2005A
3.90%, 01/04/07 (a)(b)(c)(d)	8,090	8,090
Los Angeles Community Redevelopment Agency
M/F Housing RB (Metropolitan Lofts Apts) Series 2002A
3.90%, 01/04/07 (a)(b)	17,750	17,750
M/F Housing RB (Wilshire Station Apts) Series 2003A
3.97%, 01/02/07 (a)(b)	45,000	45,000

16 See financial notes

Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

M/F Housing RB (Wilshire Station Apts) Series 2004A
3.97%, 01/02/07 (a)(b)	8,275	8,275
Los Angeles Dept of Water and Power
Power Supply RB Series 2005A1
3.91%, 01/04/07 (a)(b)(c)(d)	45,000	45,000
Power System RB Series 2001A
3.92%, 01/04/07 (a)(b)(c)(d)	24,750	24,750
Power System RB Series 2001A1
3.91%, 01/04/07 (a)(b)(c)(d)	15,000	15,000
3.94%, 01/04/07 (a)(c)(d)	7,120	7,120
Power System RB Series 2005A1
3.91%, 01/04/07 (a)(b)(c)	8,140	8,140
Power System RB Series 2005A2
3.90%, 01/04/07 (a)(b)(c)(d)	20,800	20,800
Power System Revenue CP Notes
3.44%, 03/06/07 (c)	25,000	25,000
3.45%, 03/07/07 (c)	30,000	30,000
3.42%, 03/08/07 (c)	22,500	22,500
3.50%, 03/08/07 (c)	40,000	40,000
Water System RB Series 2001A
3.90%, 01/04/07 (a)(b)(c)(d)	13,555	13,555
Water System RB Series 2006A2
3.91%, 01/04/07 (a)(b)(c)(d)	13,380	13,380
Water Works RB Series 1999
3.93%, 01/03/07 (a)(b)(c)(d)	22,090	22,090
Los Angeles Harbor
RB Series 2006D
3.93%, 01/04/07 (a)(b)(c)	12,710	12,710
Refunding RB Series 2005 A&B
3.92%, 01/04/07 (a)(b)(c)(d)	22,870	22,870
Refunding RB Series 2006B
3.95%, 01/04/07 (a)(b)(c)(d)	22,175	22,175
Los Angeles Municipal Improvement Corp
Lease RB (Police Headquarters Facility) Series A
3.90%, 01/04/07 (a)(b)(c)(d)	25,280	25,280
Lease Revenue TECP Series A1
3.50%, 02/08/07 (b)	5,000	5,000
3.46%, 03/02/07 (b)	17,000	17,000
3.53%, 03/08/07 (b)	10,000	10,000
3.43%, 04/10/07 (b)	5,000	5,000
Los Angeles Unified SD
GO Bonds (Election of 1997) Series 2002E
3.92%, 01/04/07 (a)(b)(c)(d)	5,640	5,640
GO Bonds (Election of 2002) Series 2003A
3.91%, 01/04/07 (a)(b)(c)(d)	31,660	31,660
GO Bonds (Election of 2004) Series 2005E
3.91%, 01/04/07 (a)(b)(c)	3,845	3,845
GO Bonds (Election of 2004) Series 2006F
3.90%, 01/04/07 (a)(b)(c)	10,800	10,800
3.93%, 01/04/07 (a)(b)(c)	5,250	5,250
GO Bonds (Election of 2004) Series 2006G
3.91%, 01/04/07 (a)(b)(c)	4,435	4,435
3.92%, 01/04/07 (a)(b)(c)	8,290	8,290
GO Bonds (Election of 2005 & Election of 2004) Series 2006C & 2005E
3.90%, 01/04/07 (a)(b)(c)(d)	41,027	41,027
GO Bonds Series 1999C
3.92%, 01/04/07 (a)(b)(c)(d)	16,400	16,400
GO Bonds Series 2006B
3.92%, 01/04/07 (a)(b)(c)	2,840	2,840
GO Refunding Bonds Series 2005A1
3.92%, 01/04/07 (a)(b)(c)(d)	8,400	8,400
3.92%, 01/04/07 (a)(b)(c)	46,080	46,080
GO Refunding Bonds Series 2005A2
3.92%, 01/04/07 (a)(b)(c)	8,080	8,080
GO Refunding Bonds Series 2006B
3.85%, 01/04/07 (a)(b)(c)	2,346	2,346
3.91%, 01/04/07 (a)(b)(c)(d)	32,475	32,475
3.92%, 01/04/07 (a)(b)(c)(d)	4,330	4,330
GO Refunding Bonds Series A1
3.91%, 01/04/07 (a)(b)(c)	2,145	2,145
TRAN Series 2006-2007 A
3.42%, 12/03/07	50,000	50,485
Los Angeles Wastewater System
Refunding RB Series 2002A
3.92%, 01/04/07 (a)(b)(c)(d)	12,245	12,245
Madera Cnty
Lease RB (Madera Municipal Golf Course Refinancing) Series 1993 3.75%, 01/04/07 (a)(b)	2,835	2,835
Madera Irrigation Financing Auth
Water RB Series 2005A
3.85%, 01/02/07 (a)(b)(c)	6,005	6,005
Martinez
M/F Housing Refunding RB (Muirwood Garden Apts) Series 2003A 3.75%, 01/03/07 (a)(b)	6,800	6,800
Menlo Park Community Development Agency
Tax Allocation Refunding Bonds (Las Pulgas Community Development) Series 2006
3.85%, 01/02/07 (a)(b)(c)	7,500	7,500
Merced Irrigation District
Electric System Refunding RB Series 2005
3.91%, 01/04/07 (a)(b)(c)(d)	3,250	3,250
Modesto Irrigation District
COP (1996 Refunding and Capital Improvements) Series 2006A
3.92%, 01/04/07 (a)(b)(c)(d)	2,260	2,260
Mt San Antonio Community College District
GO Bonds (2001 Election) Series 2004B
3.92%, 01/04/07 (a)(b)(c)(d)	13,140	13,140
GO Bonds (2001 Election) Series 2006C
3.91%, 01/04/07 (a)(b)(c)(d)	4,860	4,860
Oakland
2006-2007 TRAN
3.68%, 07/17/07	40,000	40,171

See financial notes 17

Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Insured RB (180 Harrison Foundation) Series 1999A
3.93%, 01/03/07 (a)(b)(c)(d)	4,500	4,500
Oakland Redevelopment Agency
Tax Allocation Bonds (Central City East Redevelopment) Series 2006A-TE
3.90%, 01/04/07 (a)(b)(c)	9,185	9,185
Oceanside
M/F Mortgage RB (Riverview Springs Apts) Series 1990A
3.88%, 01/04/07 (a)(b)	14,270	14,270
Ohlone Community College District
GO Bonds (Election of 2002) Series B
3.94%, 01/04/07 (a)(b)(c)(d)	10,000	10,000
Ontario Housing Auth
M/F Housing RB (Parc Vista) Series 2006B
3.89%, 01/04/07 (a)(b)	6,960	6,960
M/F Housing RB (Terrace View) Series 2006A
3.89%, 01/04/07 (a)(b)	6,240	6,240
Orange Cnty
Apartment Development Refunding RB (Villas Aliento) Series 1998E
3.73%, 01/04/07 (a)(b)	4,500	4,500
COP (Florence Crittenton Services) Series 1990
3.63%, 01/03/07 (a)(b)	4,600	4,600
Orange Cnty Local Transportation Auth
Sales Tax Revenue CP Notes
3.43%, 02/06/07 (b)	29,100	29,100
Orange Cnty Sanitation District
COP Series 2003
3.90%, 01/04/07 (a)(b)(c)(d)	2,133	2,133
Refunding COP Series 2000A
3.83%, 01/02/07 (a)(c)	100	100
Refunding COP Series 2000B
3.83%, 01/02/07 (a)(c)	6,400	6,400
Oxnard Financing Auth
Water Revenue Project Bonds Series 2006
3.90%, 01/04/07 (a)(b)(c)(d)	11,790	11,790
Palm Desert Financing Auth
Tax Allocation Refunding RB (Project Area No. 2) Series 2006A 3.91%, 01/04/07 (a)(b)(c)	6,500	6,500
Pasadena
COP (City Hall & Park Improvements) Series 2003
3.77%, 01/04/07 (a)(b)(c)	8,890	8,890
Petaluma Community Development Commission
M/F Housing RB (Oakmont) Series 1996A
3.90%, 01/04/07 (a)(b)	3,250	3,250
Pinole Redevelopment Agency
M/F Housing RB (East Bluff Apts) Series 1998A
3.89%, 01/04/07 (a)(b)	4,959	4,959
Pleasant Hill
M/F Mortgage RB (Brookside Apts) Series 1988A
3.73%, 01/03/07 (a)(b)	3,900	3,900
Pleasanton
M/F Housing RB (Busch Senior Housing) Series 2003A 3.87%, 01/04/07 (a)(b)	13,360	13,360
Port of Oakland
CP Series D
3.48%, 03/06/07 (b)	62,213	62,213
3.45%, 03/07/07 (b)	15,700	15,700
RB Series 2000K
3.98%, 01/03/07 (a)(b)(c)(d)	15,000	15,000
3.95%, 01/04/07 (a)(b)(c)(d)	18,235	18,235
RB Series 2002L
3.93%, 01/04/07 (a)(b)(c)(d)	13,000	13,000
Poway Unified SD
School Facilities Improvement District No. 2002-1 GO Bonds (Election 2002) Series B 3.90%, 01/04/07 (a)(b)(c)	9,555	9,555
Redwood City
COP (City Hall) Series 1998
3.79%, 01/04/07 (a)(b)	4,870	4,870
Richmond
M/F Housing RB (Baycliff Apts) Series 2004A
3.87%, 01/04/07 (a)(b)	28,800	28,800
Wastewater RB Series 2006B
3.79%, 01/04/07 (a)(b)(c)	13,155	13,155
Riverside Cnty Housing Auth
M/F Housing RB (Victoria Springs Apts) Series 1989C
3.88%, 01/04/07 (a)(b)	9,000	9,000
Roseville Joint Union High SD
COP Series 2003
3.79%, 01/04/07 (a)(b)(c)	5,165	5,165
Rowland Unified SD
GO Bonds (2006 Election) Series A
3.90%, 01/04/07 (a)(b)(c)	12,800	12,800
Sacramento Cnty
Housing Auth M/F Housing RB (Ashford Heights Apts) Series 2006H
3.87%, 01/04/07 (a)(b)	21,850	21,850
Special Facilities Airport RB (Cessna Aircraft Co) Series 1998
3.81%, 01/04/07 (a)(b)	3,300	3,300
TRAN Series 2006A
3.68%, 07/17/07	50,000	50,212
3.69%, 07/17/07	25,000	25,105
Sacramento Cnty Housing Auth
M/F Housing RB (Carlton Plaza of Sacramento Senior Apts) Series 2003E
3.88%, 01/04/07 (a)(b)	14,000	14,000
M/F Housing RB (Hastings Park Apts) Series 2004G
3.87%, 01/04/07 (a)(b)	16,500	16,500

18 See financial notes

Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

M/F Housing RB (Hidden Oaks Apts) Series 1999C
3.87%, 01/04/07 (a)(b)	6,300	6,300
M/F Housing Refunding RB (Chesapeake Commons Apts) Series 2001C
3.88%, 01/04/07 (a)(b)	32,500	32,500
Sacramento Cnty Sanitation District Financing Auth
RB Series 2004A
3.91%, 01/04/07 (a)(b)(c)(d)	3,230	3,230
Sacramento Finance Auth
Capital Improvement RB (Community Reinvestment Capital Improvement) Series 2006A
3.92%, 01/04/07 (a)(b)(c)	7,280	7,280
Refunding RB (Master Lease Program Facilities) Series 2006E
3.92%, 01/04/07 (a)(b)(c)(d)	10,925	10,925
Refunding RB (Solid Waste, Redevelopment and Master Lease Program Facilities) Series 2005
3.92%, 01/04/07 (a)(b)(c)	9,005	9,005
Sacramento Housing Auth
M/F Housing RB (Atrium Court Apts) 2002G
3.87%, 01/04/07 (a)(b)	17,200	17,200
M/F Housing RB (Hurley Creek Senior Apts) Series 2006E
3.87%, 01/04/07 (a)(b)	13,105	13,105
M/F Housing RB (St Anton Building Apts) Series 2003I
3.87%, 01/04/07 (a)(b)	8,000	8,000
M/F Housing RB (Valencia Point Apts) Series 2006I
3.87%, 01/04/07 (a)(b)	7,335	7,335
Sacramento Municipal Utility District Financing Auth
Consumers Project RB Series 2006
3.91%, 01/04/07 (a)(b)(c)(d)	10,475	10,475
Sacramento Redevelopment Agency
M/F Housing RB (18th and L Apts) Series 2002E
3.87%, 01/04/07 (a)(b)	21,075	21,075
San Bernardino City Unified SD
GO Bonds (Election of 2004) Series B
3.91%, 01/04/07 (a)(b)(c)(d)	11,365	11,365
San Diego
Certificates of Undivided Interest in Installment Payments Payable from Net System Revenues of the Water Utility Fund Series 1998
3.91%, 01/04/07 (a)(b)(c)(d)	7,785	7,785
San Diego Cnty and SD Pool Program
TRAN Program Note Participations Series 2006A
3.70%, 07/27/07	37,500	37,664
TRAN Program Note Participations Series 2006B
3.66%, 07/27/07	12,500	12,553
San Diego Cnty Regional Airport Auth
Refunding RB Series 2005
3.95%, 01/04/07 (a)(b)(c)(d)	5,895	5,895
San Diego Cnty Regional Transportation Commission
Subordinate Sales Tax Revenue CP Notes (Limited Tax Bonds) Series A
3.45%, 02/08/07 (c)	400	400
3.48%, 02/08/07 (c)	19,370	19,370
San Diego Cnty Water Auth
CP Series 1
3.43%, 03/05/07 (c)	36,500	36,500
CP Series 2
3.51%, 02/07/07 (c)	55,000	55,000
CP Series 3
3.50%, 02/15/07 (c)	21,000	21,000
San Diego Community College District
GO Bonds (Election of 2002) Series 2005
3.91%, 01/04/07 (a)(b)(c)(d)	30,880	30,880
3.92%, 01/04/07 (a)(b)(c)(d)	5,250	5,250
GO Series 2005
3.94%, 01/04/07 (a)(b)(c)(d)	17,495	17,495
San Diego Housing Auth
M/F Housing RB (Delta Village Apts) Series 2005A
3.88%, 01/04/07 (a)(b)	9,000	9,000
M/F Housing RB (Hillside Garden Apts) Series 2004B
3.87%, 01/04/07 (a)(b)	13,595	13,595
M/F Mortgage Refunding RB (Creekside Villa Apts) Series 1999B
3.88%, 01/04/07 (a)(b)	6,000	6,000
San Diego Unified SD
2006-2007 TRAN Series A
3.70%, 07/24/07	50,000	50,215
GO Bonds Series 2002D
3.92%, 01/04/07 (a)(b)(c)(d)	12,280	12,280
GO Bonds Series 2003E
3.92%, 01/04/07 (a)(b)(c)(d)	21,665	21,665
GO Refunding Bonds (Election of 1998) Series 2006 F1 & G1
3.91%, 01/04/07 (a)(b)(c)	9,165	9,165
3.92%, 01/04/07 (a)(b)(c)(d)	7,710	7,710
GO Refunding Bonds (Election of 1998) Series 2006F1
3.92%, 01/04/07 (a)(b)(c)(d)	4,230	4,230
San Francisco Airports Commission
Second Series RB (San Francisco International Airport) Series 18B
3.90%, 01/04/07 (a)(b)(c)(d)	16,255	16,255
Second Series RB (San Francisco International Airport) Series 24A
3.97%, 01/04/07 (a)(b)(c)(d)	12,670	12,670

See financial notes 19

Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Second Series Refunding RB (San Francisco International Airport) Series 33G
3.86%, 01/03/07 (a)(b)(c)	11,000	11,000
Second Series Refunding RB (San Francisco International Airport) Series 33H
3.90%, 01/03/07 (a)(b)(c)	20,200	20,200
San Francisco Bay Area Rapid Transit
Sales Tax Refunding RB Series 2005A
3.87%, 01/03/07 (a)(b)(c)	9,465	9,465
Sales Tax Refunding RB Series 2006A
3.91%, 01/04/07 (a)(b)(c)(d)	3,765	3,765
San Francisco City and Cnty
GO Bonds (Laguna Honda Hospital-1999) Series 2005D
3.71%, 01/04/07 (a)(b)(c)	6,450	6,450
GO Bonds (Laguna Honda Hospital-1999) Series 2005I
3.92%, 01/04/07 (a)(b)(c)	4,340	4,340
M/F Housing RB (Carter Terrace Apts) Series 2002B
3.93%, 01/04/07 (a)(b)	6,275	6,275
M/F Housing Refunding RB (City Heights Apts) Series 1997A
3.88%, 01/03/07 (a)(b)	20,800	20,800
M/F Housing Refunding RB (Post St Towers) Series 2000A
3.78%, 01/03/07 (a)(b)	16,800	16,800
San Francisco City and Cnty Redevelopment Agency
M/F Housing RB (Derek Silva Community) Series 2002D
3.93%, 01/04/07 (a)(b)	3,195	3,195
M/F Housing RB (Notre Dame Apts) Series 2000G
3.83%, 01/03/07 (a)(b)	13,700	13,700
M/F Housing RB (Ocean Beach Apts) Series 2001B
3.91%, 01/03/07 (a)(b)	6,935	6,935
M/F Housing Refunding RB (Fillmore Center) Series 1992A2
3.81%, 01/03/07 (a)(b)	3,750	3,750
San Francisco Cnty Transportation Auth
CP Series A&B
3.48%, 02/08/07 (c)	27,500	27,500
3.49%, 02/13/07 (c)	19,700	19,700
3.43%, 04/10/07 (c)	12,500	12,500
San Francisco Public Utilities Commission
Water RB Series 2006A
3.90%, 01/04/07 (a)(b)(c)	30,925	30,925
3.90%, 01/04/07 (a)(b)(c)(d)	14,570	14,570
San Francisco Unified SD
GO Bonds (Election of 2003) Series 2005B
3.92%, 01/04/07 (a)(b)(c)(d)	9,765	9,765
GO Bonds (Prop A, Election of 2003) Series 2005B
3.91%, 01/04/07 (a)(b)(c)(d)	2,645	2,645
San Gabriel Valley Council of Governments
Alameda Corridor-East Construction Project Grant Anticipation Notes
3.52%, 02/07/07 (b)	14,000	13,997
3.43%, 02/09/07 (b)	54,900	54,900
San Joaquin Hills Transportation Corridor Agency
Toll Road Refunding RB Series 1997A
3.92%, 01/04/07 (a)(b)(c)(d)	5,690	5,690
3.94%, 01/04/07 (a)(b)(c)(d)	3,415	3,415
San Jose
GO Bonds (Libraries, Parks and Public Safety) Series 2002
3.90%, 01/04/07 (a)(b)(c)(d)	11,971	11,971
M/F Housing RB (Almaden Family Apts) Series 2003D
3.87%, 01/04/07 (a)(b)	5,000	5,000
M/F Housing RB (Almaden Lake Village Apts) Series 1997A
3.88%, 01/04/07 (a)(b)	25,000	25,000
M/F Housing RB (Betty Anne Gardens Apts) Series 2002A
3.88%, 01/04/07 (a)(b)	7,410	7,410
M/F Housing RB (El Paseo Apts) Series 2002B
3.88%, 01/04/07 (a)(b)	5,045	5,045
M/F Housing RB (Raintree Apts) Series 2005A
3.93%, 01/04/07 (a)(b)	10,500	10,500
M/F Housing RB (Siena at Renaissance Square Apts) Series 1996A
3.87%, 01/04/07 (a)(b)	33,600	33,600
San Jose Financing Auth
Lease RB (Civic Center) Series 2002C
3.75%, 01/03/07 (a)(b)(c)	58,315	58,315
Lease RB (Land Acquisition) Series 2005B
3.87%, 01/04/07 (a)(b)(c)	12,245	12,245
Lease Refunding RB (Civic Center) Series 2006A
3.91%, 01/04/07 (a)(b)(c)	7,015	7,015
San Jose Redevelopment Agency
Tax Allocation Bonds (Merged Area Redevelopment) Series 2005C
3.83%, 01/03/07 (a)(b)	16,145	16,145
Tax Allocation Bonds (Merged Area Redevelopment) Series 2005D
3.87%, 01/03/07 (a)(b)	9,800	9,800
Tax Allocation Refunding Bonds (Merged Area Redevelopment) Series 2005A
3.92%, 01/04/07 (a)(b)(c)	7,940	7,940
Tax Allocation Refunding Bonds (Merged Area Redevelopment) Series 2006C
3.91%, 01/04/07 (a)(b)(c)	11,900	11,900

20 See financial notes

Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Tax Allocation Refunding Bonds (Merged Area Redevelopment) Series 2006D
3.92%, 01/04/07 (a)(b)(c)	19,995	19,995
San Jose Unified SD
2006 GO Bonds (Election of 2002) Series C
3.92%, 01/04/07 (a)(b)(c)(d)	4,125	4,125
3.96%, 01/04/07 (a)(b)(c)(d)	1,410	1,410
San Jose-Evergreen Community College District
GO Bonds (Election of 2004) Series A
3.90%, 01/04/07 (a)(b)(c)	12,457	12,457
San Marcos Redevelopment Agency
M/F Housing RB (Grandon Village) Series 2002A
3.91%, 01/04/07 (a)(b)	13,390	13,390
San Mateo Cnty Community College District
GO Bonds Series 2006B
3.91%, 01/04/07 (a)(b)(c)(d)	8,220	8,220
San Mateo Cnty Transit District
Limited Tax Refunding Bonds Series 2005A
3.92%, 01/04/07 (a)(b)(c)(d)	8,725	8,725
San Mateo Community College District
GO Bonds (Election of 2001) Series 2005B
3.99%, 01/04/07 (a)(b)(c)	2,655	2,655
GO Bonds Series 2005B & 2006A
3.97%, 01/04/07 (a)(b)(c)(d)	12,415	12,415
San Pablo Redevelopment Agency
Subordinate Tax Allocation Bonds (Tenth Township Redevelopment) Series 2006
3.85%, 01/02/07 (a)(b)(c)	8,900	8,900
San Ramon Public Financing Auth
Tax Allocation Bonds Series 2006A
3.91%, 01/04/07 (a)(b)(c)	3,995	3,995
Santa Clara Cnty Housing Auth
M/F Housing RB (Monte Vista Terrace Apts) Series 2005C
3.91%, 01/04/07 (a)(b)	5,400	5,400
Santa Fe Springs IDA
IDRB (Tri-West) Series 1983
3.60%, 01/02/07 (a)(b)	4,000	4,000
Santa Rosa
Wastewater Refunding RB Series 2004A
3.79%, 01/04/07 (a)(b)	24,000	24,000
Santa Rosa Housing Auth
M/F Housing RB (Quail Run Apts) Series 1997A
3.95%, 01/04/07 (a)(b)	7,990	7,990
Sierra Joint Community College District
GO Bonds (School Facilities Improvement District No. 1 & 2- Election of 2004) Series A
3.92%, 01/04/07 (a)(b)(c)(d)	12,405	12,405
Sonoma Cnty
2006-07 TRAN
3.42%, 10/16/07	50,000	50,312
Sonoma Cnty Jr College District
GO Bonds (Election of 2002) Series B
3.90%, 01/04/07 (a)(b)(c)	3,505	3,505
3.90%, 01/04/07 (a)(b)(c)(d)	16,590	16,590
3.92%, 01/04/07 (a)(b)(c)(d)	6,400	6,400
South Placer Wastewater Auth
RB Series B
3.83%, 01/04/07 (a)(b)(c)	5,200	5,200
South San Francisco
M/F Housing RB (Magnolia Plaza Apts) Series 1987A
3.87%, 01/03/07 (a)(b)	5,500	5,500
Southern California HFA
S/F Mortgage RB Series 2004A
3.85%, 01/03/07 (a)(c)	19,000	19,000
S/F Mortgage RB Series 2004B
3.85%, 01/03/07 (a)(c)	73,550	73,550
Southern California Metropolitan Water District
RB Series 1997B
3.71%, 01/04/07 (a)(c)	400	400
RB Series 1999A
3.93%, 01/03/07 (a)(c)(d)	18,500	18,500
RB Series 2000B4
3.71%, 01/03/07 (a)(c)	7,400	7,400
RB Series 2005C
3.92%, 01/04/07 (a)(c)(d)	7,990	7,990
Stockton
Special Tax Bonds (Arch Road East Community Facilities District No. 99-02) Series 1999
3.76%, 01/04/07 (a)(b)	835	835
Sunnyvale
COP (Government Center Site Acquisition) Series 2001A
3.76%, 01/04/07 (a)(b)(c)	7,990	7,990
Sweetwater Union High SD
GO Bonds (Election of 2000) Series C
3.90%, 01/04/07 (a)(b)(c)	9,465	9,465
University of California
CP Notes Series A
3.48%, 02/09/07	10,000	10,000
3.42%, 03/05/07	20,000	20,000
3.42%, 04/05/07	7,700	7,700
General RB Series 2003A
3.91%, 01/04/07 (a)(b)(c)(d)	17,270	17,270
General RB Series 2005F
3.90%, 01/04/07 (a)(b)(c)(d)	8,195	8,195
3.92%, 01/04/07 (a)(b)(c)(d)	21,930	21,930
General RB Series G
3.92%, 01/04/07 (a)(b)(c)(d)	17,985	17,985
Limited Project RB Series 2005B
3.87%, 01/03/07 (a)(b)(c)	7,000	7,000
3.91%, 01/04/07 (a)(b)(c)	16,790	16,790
RB (Multiple Purpose) Series K
3.92%, 01/04/07 (a)(c)(d)	19,430	19,430
RB (Multiple Purpose) Series O
3.90%, 01/04/07 (a)(b)(c)(d)	7,995	7,995

See financial notes 21

Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Various California Education Issuers
Bonds Series 2006
3.90%, 01/04/07 (a)(b)(c)(d)	22,000	22,000
Vernon Natural Gas Financing Auth
RB (Vernon Gas) Series 2006C
3.72%, 01/03/07 (a)(b)(c)	25,000	25,000
Victor Valley Community College District
COP Series 1997
3.83%, 01/04/07 (a)(b)	49,975	49,975
Western Placer Unified SD
COP (School Facilities) Series 2003
3.78%, 01/04/07 (a)(b)	8,300	8,300
Westminister Redevelopment Agency
M/F Housing RB (Brookhurst Royale Senior Assisted Living) Series 2000A
3.89%, 01/04/07 (a)(b)	7,700	7,700
Tax Allocation Refunding RB (Commercial Redevelopment Project No. 1) Series 1997
3.79%, 01/04/07 (a)(b)(c)	1,460	1,460
Westminster
COP (Civic Center Refunding) Series 1998A
3.79%, 01/04/07 (a)(b)(c)	2,915	2,915

		8,316,116

Puerto Rico 5.4%

Puerto Rico
Public Improvement and Refunding Bonds Series 2000
3.94%, 01/04/07 (a)(b)(c)(d)	4,000	4,000
Public Improvement Bonds Series 2000
3.89%, 01/04/07 (a)(b)(c)(d)	4,300	4,300
Public Improvement Bonds Series 2001A
3.92%, 01/04/07 (a)(b)(c)(d)	6,200	6,200
Public Improvement Bonds Series 2001B
3.90%, 01/04/07 (a)(b)(c)(d)	2,000	2,000
Public Improvement GO Refunding Bonds Series 2006A
3.94%, 01/04/07 (a)(b)(c)	10,000	10,000
Public Improvement Refunding Bonds Series 2002A
3.98%, 01/04/07 (a)(b)(c)(d)	995	995
TRAN Series 2007
3.50%, 07/30/07 (b)	45,000	45,253
Puerto Rico Aquaduct and Sewer Auth
BAN Series 2006A
3.96%, 01/04/07 (a)(b)(c)	242,000	242,000
Puerto Rico Electric Power Auth
RB Series HH
3.90%, 01/04/07 (a)(b)(c)(d)	11,665	11,665
RB Series II
3.94%, 01/04/07 (a)(b)(c)(d)	7,405	7,405
Puerto Rico Highway and Transportation Auth
RB Series 2000B
3.92%, 01/03/07 (a)(b)(c)(d)	4,930	4,930
RB Series Y
3.91%, 01/04/07 (a)(b)(c)(d)	10,600	10,600
Refunding RB Series AA
3.91%, 01/04/07 (a)(b)(c)(d)	3,995	3,995
Subordinated RB Series 2003
3.89%, 01/04/07 (a)(b)(c)(d)	2,000	2,000
Subordinated Transportation RB Series 2006A
3.93%, 01/04/07 (a)(b)(c)	28,500	28,500
Transportation RB Series L
3.89%, 01/04/07 (a)(b)(c)	24,610	24,610
Transportation Refunding RB Series 2005L
3.92%, 01/04/07 (a)(b)(c)(d)	6,175	6,175
Transportation Refunding RB Series L
3.92%, 01/04/07 (a)(b)(c)	6,300	6,300
3.92%, 01/04/07 (a)(b)(c)(d)	7,500	7,500
Puerto Rico Housing Finance Corp
Homeownership Mortgage RB Series 1998A
3.96%, 01/04/07 (a)(b)(c)(d)	2,000	2,000
Puerto Rico Infrastructure Financing Auth
Special Obligation Bonds Series 2000A
3.94%, 01/04/07 (a)(c)(d)	29,000	29,000
Puerto Rico Public Buildings Auth
Government Facilities RB Series B
3.90%, 01/04/07 (a)(b)(c)(d)	10,095	10,095
Refunding RB Series L
3.91%, 01/04/07 (a)(b)(c)(d)	445	445

		469,968

Total Municipal Securities (Cost $8,786,084)		8,786,084

End of Investments.

At 12/31/06, the tax basis cost of the fund’s investments was $8,786,084.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the
Securities Act of 1933. These securities may be resold in
transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these
amounted to $2,355,193 or 26.9% of net assets.

BAN	— Bond anticipation note
COP	— Certificate of participation
GO	— General obligation
HFA	— Housing finance agency
IDA	— Industrial development authority
IDRB	— Industrial development revenue bond
RAN	— Revenue anticipation note
RB	— Revenue bond
TECP	— Tax-exempt commercial paper
TRAN	— Tax and revenue anticipation note

22 See financial notes

Schwab California Municipal Money Fund

Statement of
Assets and Liabilities
As of December 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value		$8,786,084
Cash		233
Receivables:
Investments sold		3,053
Interest		66,762
Fund shares sold		21,770
Prepaid expenses	+	32

Total assets		8,877,934

Liabilities
Payables:
Investments bought		103,020
Investment adviser and administrator fees		155
Transfer agent and shareholder services fees		230
Fund shares redeemed		32,612
Dividends to shareholders		1,716
Accrued expenses	+	51

Total liabilities		137,784

Net Assets
Total assets		8,877,934
Total liabilities	−	137,784

Net assets		$8,740,150
Net Assets by Source
Capital received from investors		8,742,691
Net realized capital losses		(2,541)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Sweep Shares	$4,539,195		4,541,155		$1.00
Value Advantage Shares	$4,200,955		4,201,651		$1.00

See financial notes 23

Schwab California Municipal Money Fund

Statement of
Operations
For January 1, 2006 through December 31, 2006. All numbers x 1,000.

Investment Income
Interest		$271,939

Net Realized Gains and Losses
Net realized losses on investments		(71)

Expenses
Investment adviser and administrator fees		28,266
Transfer agent and shareholder service fees:
Sweep Shares		18,941
Value Advantage Shares		8,316
Portfolio accounting fees		281
Registration fees		248
Custodian fees		153
Shareholder reports		102
Professional fees		58
Trustees’ fees		39
Other expenses	+	72

Total expenses		56,476
Expense reduction by adviser and Schwab	−	12,385
Custody credits	−	35

Net expenses		44,056

Increase in Net Assets from Operations
Total investment income		271,939
Net expenses	−	44,056

Net investment income		227,883
Net realized losses	+	(71)

Increase in net assets from operations		$227,812

24 See financial notes

Schwab California Municipal Money Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		1/1/06-12/31/06	1/1/05-12/31/05
Net investment income		$227,883	$130,419
Net realized losses	+	(71)	(619)

Increase in net assets from operations		227,812	129,800

Distributions Paid
Dividends from net investment income
Sweep Shares		115,966	71,464
Value Advantage Shares	+	111,917	58,952

Total dividends from net investment income		227,883	130,416

Transactions in Fund Shares*
Shares Sold
Sweep Shares		22,094,100	18,372,058
Value Advantage Shares	+	6,014,021	4,453,975

Total shares sold		28,108,121	22,826,033

Shares Reinvested
Sweep Shares		113,914	70,262
Value Advantage Shares	+	99,532	52,187

Total shares reinvested		213,446	122,449

Shares Redeemed
Sweep Shares		(21,802,931)	(18,455,404)
Value Advantage Shares	+	(5,152,150)	(4,091,191)

Total shares redeemed		(26,955,081)	(22,546,595)

Net transactions in fund shares		1,366,486	401,887

Net Assets
Beginning of period		7,373,735	6,972,464
Total increase	+	1,366,415	401,271

End of period		$8,740,150	$7,373,735

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 25

Schwab California Municipal Money Fund

Financial Notes

1. Business Structure of the Fund:

Schwab California Municipal Money Fund is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York Municipal Money Fund
Schwab New Jersey Municipal Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab Massachusetts Municipal Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves

Schwab California Municipal Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The fund values the securities in its portfolio at amortized cost, which approximates market value.

(b) Portfolio Investments:

Delayed-Delivery: The fund may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If the fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund or class within the trust are charge directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its net assets.

26

Schwab California Municipal Money Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(f) Distributions to Shareholders:

The fund declares dividends every day it is open for business. These dividends, which are equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the statement of operations as a reduction to the fund’s net operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liability arising out of the performance of their duties to the funds. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48—Accounting for Uncertainty in Income Taxes—an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. A fund with a fiscal year ending December 31 will implement FIN 48 no later than June 29, 2007, and it will apply to all open tax years. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. We have not yet completed our evaluation of the impact, if any, of adopting FIN 48 on the fund’s financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”(SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the fund’s financial statement disclosures.

 27

Schwab California Municipal Money Fund

Financial Notes (continued)

3.	Affiliates and Affiliated Transactions:

(All dollar amounts are x 1,000.)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s shareholder services agent and transfer agent.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $1 billion	0.38%
Over $1 billion	0.35%
Over $10 billion	0.32%
Over $20 billion	0.30%
Over $40 billion	0.27%

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Sweep Shares	0.25%	0.20%
Value Advantage Shares	0.05%	0.17%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expense through April 29, 2007, as follows:

Sweep Shares	0.64%	*
Value Advantage Shares	0.45%

*  Prior to April 30, 2006, the limit was 0.65% for Sweep Shares.

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of December 31, 2006, the fund’s total security transactions with other Schwab Funds was $2,333,785.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

Trustees

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

4. Borrowing:

The fund may borrow money from banks and custodians. The fund may obtain temporary bank loans through the trust to which it belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with State Street Corporation

28

Schwab California Municipal Money Fund

Financial Notes (continued)

4. Borrowing: (continued):

and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing from the lines of credit for the fund during the period.

5.	Federal Income Taxes:
(All dollar amounts are x 1,000.)

As of December 31, 2006, the fund had no undistributed earnings on a tax basis.

As of December 31, 2006, the fund had capital loss carry forwards available to offset future net capital gains before the expiration dates:

Expire

2008	$955
2011	508
2012	398
2013	610
2014	70

Total	$2,541

The tax-basis components of distributions during the current period and prior fiscal year were:

	Current period distributions	Prior period distributions

From tax-exempt income	$227,883	$130,416
From ordinary income	—	—
From long-term capital gains	—	—

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2006, no such classifications were required.

Other Federal Tax Information (Unaudited):

The fund designate 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended December 31, 2006.

 29

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab California Municipal Money Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab California Municipal Money Fund (one of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the “Fund”) at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 15, 2007

30

Trustees and Officers

The tables below gives information about the trustees and officers for The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. As of December 31, 2006, the Fund Complex included 95 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the Trust; (Term of		Fund Complex
Office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC. From 1996 to 2001, Vice President for Business Affairs and Chief Financial Officer of Stanford University, and in 2001, Special Advisor to the President of Stanford University.	95	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.

Donald F. Dorward 1931 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996-1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	57	None.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals). Prior to August 1998, Dean of the Haas School of Business, University of California, Berkeley (higher education).	95	Board 1—Director, Mission West Properties
Board 2—Director, TOUSA
Board 3—Director, Harris-Stratex Networks
Board 4—Director, Genitope Corp.
Board 5—Director & Non-Executive Chairman, Solectron Corp.
			Board 6—Director, Ditech Networks

Robert G. Holmes 1931 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm)	57	None.

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman and Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	57	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Oneok Partners LP.

 31

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the Trust; (Term of		Fund Complex
Office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D.R. Stephens & Company (investments). Prior to 1996, Chairman and Chief Executive Officer of North American Trust (real estate investment trust).	57	None.

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	57	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the Trust; (Term of		Fund Complex
Office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc.; Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	57	None.

Randall W. Merk[2] 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2005.)	Executive Vice President and President, Schwab Financial Products, Charles Schwab & Co., Inc.; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc. Prior to September 2002, President and Chief Investment Officer, American Century Investment Management, and Director, American Century Companies, Inc.	95	None.

32

Officers of the Trust
Name, Year of Birth, and Position(s)
with the Trust; (Term of Office, and
Length of Time Served3)	Principal Occupations During the Past Five Years

Evelyn Dilsaver 1955 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2004.)	President, Chief Executive Officer, and Director, Charles Schwab Investment Management, Inc.; Executive Vice President, Charles Schwab & Co., Inc; President and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust; President, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; President, Mutual Fund Division, UST Advisers, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co., Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer—Fixed Income (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer—Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer—Equities (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer—Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of The Charles Schwab Family of Funds since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President Charles Schwab & Co., Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management, Inc. From 2000 to 2002, Vice President, Internal Audit, Charles Schwab & Co., Inc.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc.; Chief Legal Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. Prior to June 1998, Branch Chief in Enforcement at U.S. Securities and Exchange Commission in San Francisco.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005)	Vice President, Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

 33

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the Trust; (Term of Office, and
Length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

34

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset-backed securities Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

bond anticipation notes Obligations sold by a municipality on an interim basis in anticipation of the municipality’s issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all dividends were reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount returned to the bondholder.

Portfolio terms

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES	Adjustable convertible extendable security
BAN	Bond anticipation note
COP	Certificate of participation
GAN	Grant anticipation note
GO	General obligation
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond
M/F	Multi-family
RAN	Revenue anticipation note
RB	Revenue bond
S/F	Single-family
TAN	Tax anticipation note
TECP	Tax-exempt commercial paper
TRAN	Tax and revenue anticipation note
VRD	Variable-rate demand

 35

money market securities High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, bankers acceptances, notes and time deposits.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

36

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you’re an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab Technology Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Viewpoints Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Short/Intermediate Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Short/Intermediate
  Tax-Free Bond Fundtm
Schwab California Long-Term Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR26569-04

Schwab Cash Reserves

Annual Report
December 31, 2006

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

I want to thank you for entrusting us with your investments. I have always felt that money funds play an integral role in providing current income for cash between long-term investments. While no investment is completely risk-free, money funds are a good choice for investors who want to reduce volatility inherent in mostly stock portfolios.

Schwab Funds® are managed by Charles Schwab Investment Management, Inc., one of the largest mutual fund managers in the U.S. Our portfolio managers share a passion for investment research and analysis. I am proud of their depth of experience, which reflects an average of 14 years in the investment industry. And, I am impressed by the commitment that our managers bring to the stewardship of the funds, for you, their shareholders.

Whether you’re in a higher tax bracket and could use the potential benefits of municipal money funds, or are looking for the added protection of U.S. Government securities, we offer a range of money funds with distinct investment strategies to meet your needs.

In closing, once again I want to thank you for choosing Schwab. We strive every day to warrant the trust you have placed in us.

Sincerely,

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

Schwab Cash Reserves 1

From the President

Evelyn Dilsaver is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I am pleased to present the annual report for your Schwab money fund for the period ended December 31, 2006. During the report period, our money funds performed as designed, providing you with current income, as well as stability of capital and convenient access to your money.

Schwab offers a range of both taxable and tax-advantaged money funds with distinct investment strategies. We recently expanded our money fund product line with the launch of the Schwab AMT Tax-Free Money Fundtm. This fund is designed for investors seeking income exempt from the alternative minimum tax.

I would also like to take this opportunity to remind you that our lower priced Schwab Value Advantage Investments® shares are available with many of our money funds, including the Schwab AMT Tax-Free Money Fund. These shares are designed for investors who have larger balances and don’t need frequent access to their cash. They require a minimum initial investment of $25,000 ($15,000 for IRA and custodial accounts) but may offer higher yields than Sweep Investments.

In closing, I speak for all of us at Schwab when I say our goal is to give you the financial products, guidance and personal relationship you need to succeed.

Thank you for investing in Schwab Funds®.

Sincerely,

Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax. Capital gains are not exempt from federal income tax.

2 Schwab Cash Reserves

The Investment Environment and the Fund

Linda Klingman, vice president and senior portfolio manager, has overall responsibility for the management of the fund.

Mike Neitzke, portfolio manager, has day-to-day responsibility for management of the fund.

As the U.S. economy transitioned towards slower growth, the markets remained resilient and ended the one-year period with positive results, aided by higher corporate profitability, falling energy/commodity prices, and stable interest rates. Major equity indexes finished off the year with bullish returns, while Treasury debt prices drifted lower in response to a handful of strong U.S. economic reports towards the end of the period. Several key issues continued to resonate with investors, including Federal Reserve (the Fed) policy, slowing economic growth, inflation concerns, a sluggish real estate market, and fluctuating energy prices.

Though falling existing home sales and lower motor vehicle production did much to curtail growth in the eyes of the Fed, favorable labor market conditions, sustained increases in labor income, and lower energy prices continued to promote sustainable growth. The unemployment rate fell to a cyclical low of 4.5% in the fourth quarter of 2006, while consumer spending and business investment remained key contributors to GDP growth.

In its December 2006 statement, the Fed noted that the economy appeared to be growing at a more moderate rate as a result of prior rate increases, lagged effects of energy prices, which remained relatively high, despite recent declines, and a substantial cooling of the housing market. Consistent with the Fed’s report, GDP continued to decline, growing approximately 2% in the fourth quarter of 2006, down significantly relative to prior periods.

Energy prices remained a key issue in the markets over the past year. Unlike 2005, the past year saw a rather mild hurricane season. Prices declined throughout the report period due to a lack of hurricanes in the Gulf of Mexico, as well as an increase in U.S. fuel inventories. More recently, abundant heating inventories, warmer weather, and skepticism regarding OPEC’s proposed production cuts contributed to a slip in oil prices. Crude oil has declined roughly 28% since July 2006’s record $78.40 per barrel, yet still remained around the $55-$56 per barrel range at the end of the report period, as diminishing U.S. crude inventories and concern about global surplus lingered in investors’ minds.

Schwab Cash Reserves 3

The Investment Environment and the Fund continued

The events of 2006 also had a significant impact on the housing market. Housing starts and existing home sales continued to decline throughout the period, even though by historical standards, they remained relatively strong. Although housing negatively affected GDP, rebounds in income, consumer spending, and investments helped to offset the impact. Concerns remained as to whether the Fed’s actions, and the immediate effects on the housing market, would spill over into the rest of the economy.

Inflation continued to be of concern to the Fed throughout 2006. Core inflation, which excludes the more volatile food and energy components, decelerated significantly, yet still remained above their comfort zone. In efforts to curb inflationary pressures, the Fed raised short-term interest rates four times during the report period. The August 2006 meeting marked a key point in the year as the Fed elected at that time to leave target rate unchanged at 5.25%, where it remained as of the end of the report period. This was the first time they had not raised rates since the series of 17 consecutive rate hikes began in June 2004.

As the Fed raised short-term interest rates earlier in the year, the money market yield curve maintained a positive slope. In this environment, the fund’s variable rate securities holdings were beneficial as their interest rates reset frequently, allowing the fund to quickly capture the rise in market rates.

Mid-year, our expectations were that growth would slow and inflation would moderate leading the Fed to pause in its rate-hiking campaign. At this time, we felt the longer end of the curve represented value and provided a good opportunity to add yield to the portfolio. To that end, we extended the fund and maintained a weighted average maturity (WAM) longer than other funds with similar investment objectives throughout the second half of the year. This action benefited the fund’s performance because we extended the WAM during a period in which the money market curve was positively sloped. This allowed us to add yield to the portfolio prior to the flattening and subsequent inversion of the curve.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Cash Reserves

Performance and Fund Facts as of 12/31/06

 Seven-Day Yields

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Cash Reserves	Ticker Symbol: SWSXX

Seven-Day Yield[1]	4.71%

Seven-Day Yield–No Waiver[2]	4.53%

Seven-Day Effective Yield[1]	4.82%

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Statistics

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

Schwab Cash Reserves	Ticker Symbol: SWSXX

Weighted Average Maturity	60 days

Credit Quality of Holdings % of portfolio	100% Tier 1

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

1Fund expenses have been partially absorbed by CSIM and Schwab.

2Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab Cash Reserves 5

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2006 and held through Dec 31, 2006.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/06	at 12/31/06	7/1/06–12/31/06

Schwab Cash Reserves
Actual Return	0.69%	$1,000	$1,023.90	$3.52
Hypothetical 5% Return	0.69%	$1,000	$1,021.73	$3.52

1Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

6 Schwab Cash Reserves

Schwab Cash Reserves

Financial Statements

Financial Highlights

	1/1/06–	1/1/05–	8/12/04[1]–
	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00

Income from investment operations:
Net investment income	0.04	0.03	0.00	[2]

Less distributions:
Dividends from net investment income	(0.04)	(0.03)	(0.00)[2]

Net asset value at end of period	1.00	1.00	1.00

Total return (%)	4.50	2.65	0.46	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.69	0.69	0.69	[4]
Gross operating expenses	0.82	0.92	1.05	[4]
Net investment income	4.59	2.90	1.24	[4]
Net assets, end of period ($ x 1,000,000)	16,738	822	140

[1]	Commencement of operations.
[2]	Per share amount was less than $0.01.
[3]	Not annualized.
[4]	Annualized.

See financial notes 7

Schwab Cash Reserves

Portfolio Holdings as of December 31, 2006

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

79.0%	Fixed-Rate Obligations	13,230,176	13,230,176
12.0%	Variable-Rate Obligations	2,000,251	2,000,251
8.7%	Other Investments	1,459,106	1,459,106

99.7%	Total Investments	16,689,533	16,689,533
0.3%	Other Assets and Liabilities		48,835

100.0%	Net Assets		16,738,368

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 79.0% of net assets

Bank Notes 2.4%

Bank of America, N.A.
5.57%, 01/12/07	100,000	100,000
5.51%, 01/24/07	75,000	75,000
5.33%, 02/13/07	75,000	75,000
5.30%, 03/07/07	67,000	67,000
5.31%, 04/02/07	90,000	90,000

		407,000

Certificates of Deposit 23.4%

Abbey National Treasury Services PLC
5.32%, 06/22/07 (a)	43,000	43,000
Alliance & Leicester
5.34%, 03/01/07	47,000	47,000
American Express Bank FSB
5.33%, 03/28/07	50,000	50,000
Banca Intesa
5.36%, 04/18/07	122,000	122,000
Bank of the West
5.31%, 01/24/07	43,000	43,000
5.30%, 01/25/07	7,000	7,000
5.43%, 02/16/07	15,000	15,000
5.42%, 02/22/07	9,000	9,000
Bank of Tokyo Mitsubishi
5.31%, 04/03/07	155,000	155,000
Barclays Bank PLC
5.31%, 01/04/07	19,000	19,000
5.32%, 02/13/07	140,000	140,000
5.29%, 03/06/07	6,000	6,000
5.30%, 03/12/07	87,000	86,939
5.31%, 03/13/07	90,000	90,000
5.33%, 03/27/07	19,000	19,000
5.32%, 06/22/07	2,000	2,000
BNP Paribas
5.31%, 04/04/07	84,000	84,000
5.32%, 05/22/07	60,000	60,000
5.36%, 05/31/07	27,000	27,000
5.32%, 07/05/07	100,000	100,000
Calyon
5.31%, 01/29/07	43,000	43,000
5.33%, 02/20/07	62,000	62,000
5.31%, 06/22/07	3,000	3,004
Canadian Imperial Bank of Commerce
5.33%, 02/15/07	100,000	100,000
5.33%, 02/16/07	39,000	39,000
Citibank, N.A.
5.30%, 03/12/07	100,000	100,000
5.32%, 03/27/07	111,000	111,000
5.33%, 03/27/07	95,000	95,000
Citizens Bank of Massachusetts
5.33%, 02/09/07	40,000	40,000
5.32%, 03/29/07	25,000	25,000
Citizens Bank of Pennsylvania
5.33%, 01/31/07	7,000	7,000
Credit Agricole S.A.
5.32%, 02/09/07	38,000	38,000
5.34%, 04/13/07	50,000	50,000
5.34%, 04/30/07	15,000	15,002
5.37%, 05/18/07	69,000	69,000
5.29%, 06/05/07	110,000	110,000
Credit Suisse
5.37%, 03/08/07	100,000	100,000
5.60%, 04/20/07	16,000	16,000
Depka Bank, PLC
5.31%, 01/05/07	26,000	26,000
5.32%, 05/25/07	36,000	36,000
Deutsche Bank, AG
4.85%, 01/26/07	6,000	6,000
5.01%, 02/09/07	2,000	2,000
5.25%, 03/20/07	15,000	14,994
DnB NOR Bank ASA
5.33%, 02/07/07	67,000	67,000
5.30%, 04/30/07	11,000	11,000
First Tennessee Bank, N.A
5.32%, 02/28/07	32,000	32,000
HBOS Treasury Services, PLC
5.32%, 02/06/07 (a)	32,000	32,000
HSBC Bank, PLC
5.31%, 05/08/07	20,000	20,000
HSH Nordbanken, AG
5.31%, 01/10/07	60,000	60,000
5.30%, 03/07/07	5,000	5,000
Landesbank Baden-Wurttemberg
5.32%, 01/05/07	16,000	16,000
5.32%, 03/28/07	38,000	38,000

8 See financial notes

Schwab Cash Reserves

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

5.32%, 03/29/07	100,000	100,000
5.32%, 04/24/07	10,000	10,000
Landesbank Hessen-Thueringen Girozentrale
5.32%, 01/16/07	60,000	60,000
Mitsubishi UFJ Trust & Banking Corp.
5.35%, 04/13/07	29,000	29,000
Mizuho Corp. Bank Ltd.
5.33%, 01/10/07	13,000	13,000
5.59%, 01/12/07	28,000	28,000
5.33%, 02/27/07	30,000	30,000
5.32%, 05/03/07	6,000	6,000
Northern Rock, PLC
5.32%, 01/16/07	8,000	8,000
5.33%, 01/23/07	63,000	63,000
5.33%, 02/12/07	47,000	47,000
Royal Bank of Scotland, PLC
5.32%, 03/15/07	50,000	49,999
5.29%, 04/12/07	65,000	65,000
San Paolo IMI SpA
5.32%, 02/16/07	50,000	50,000
Skandinaviska Enskilda Banken
5.32%, 01/30/07	2,000	2,000
5.31%, 05/30/07	143,000	143,003
Societe Generale
5.41%, 02/05/07	28,000	28,000
5.32%, 02/12/07	14,000	14,000
5.33%, 02/20/07	14,000	14,000
5.30%, 04/30/07	70,000	70,000
5.32%, 06/22/07	4,000	4,000
Svenska Handelsbanken AB
5.30%, 01/10/07	45,000	45,000
Toronto Dominion Bank
5.30%, 01/29/07	27,000	27,000
5.54%, 01/29/07	18,000	18,000
5.37%, 04/25/07	54,000	54,000
5.30%, 06/14/07	45,000	45,000
Unicredito Italiano SpA
5.32%, 01/08/07	6,000	6,000
5.42%, 02/23/07	6,000	6,000
5.42%, 02/28/07	51,000	51,000
5.38%, 03/13/07	57,000	57,000
5.40%, 03/20/07	11,000	11,000
5.32%, 04/30/07	63,000	63,002
5.35%, 05/02/07	9,000	9,000
5.33%, 05/22/07	22,000	22,000
5.32%, 05/29/07	10,000	10,000
5.33%, 06/21/07	26,000	26,000
Washington Mutual Bank
5.34%, 03/20/07	100,000	100,000
Wilmington Trust Co.
5.31%, 03/20/07	1,000	1,000
5.36%, 04/13/07	15,000	15,000

		3,913,943

Commercial Paper & Other Corporate Obligations 53.1%

Alliance & Leicester, PLC
5.33%, 03/08/07 (c)	10,000	9,904
Amstel Funding Corp.
5.33%, 01/22/07 (b)(c)	3,449	3,438
5.51%, 01/22/07 (b)(c)	110,000	109,656
5.52%, 01/22/07 (b)(c)	1,000	997
5.32%, 01/26/07 (b)(c)	3,500	3,487
5.33%, 02/06/07 (b)(c)	33,000	32,826
5.41%, 02/16/07 (b)(c)	8,000	7,946
5.41%, 02/21/07 (b)(c)	13,000	12,903
5.42%, 02/21/07 (b)(c)	8,000	7,940
5.38%, 03/23/07 (b)(c)	7,000	6,917
5.31%, 03/26/07 (b)(c)	14,000	13,831
5.31%, 03/28/07 (b)(c)	3,000	2,963
5.36%, 04/13/07 (b)(c)	26,000	25,615
5.34%, 04/20/07 (b)(c)	8,000	7,874
5.32%, 05/18/07 (b)(c)	4,000	3,921
5.32%, 05/18/07 (b)(c)	2,000	1,960
5.32%, 05/25/07 (b)(c)	1,000	979
5.33%, 06/20/07 (b)(c)	3,000	2,926
Amsterdam Funding Corp.
5.31%, 01/04/07 (a)(b)(c)	23,000	22,990
5.32%, 01/25/07 (a)(b)(c)	25,000	24,913
5.32%, 01/26/07 (a)(b)(c)	10,000	9,964
5.29%, 04/05/07 (a)(b)(c)	30,000	29,593
Anglo Irish Bank
5.34%, 01/18/07 (c)	14,000	13,965
5.33%, 02/06/07 (c)	15,000	14,921
5.34%, 02/13/07 (c)	1,000	994
ANZ National (Intl) Ltd.
5.31%, 03/30/07 (a)	13,000	12,836
Aquinas Funding, L.L.C.
5.32%, 01/04/07 (a)(b)(c)	36,600	36,584
5.56%, 01/16/07 (a)(b)(c)	22,000	21,951
5.53%, 01/29/07 (a)(b)(c)	10,000	9,958
5.33%, 03/27/07 (a)(b)(c)	10,000	9,876
5.33%, 07/06/07 (a)(b)(c)	10,000	9,732
Atlantic Asset Securitization, L.L.C.
5.33%, 03/15/07 (a)(b)(c)	16,000	15,830
5.34%, 03/21/07 (a)(b)(c)	45,443	44,917
Atlantis One Funding Corp.
5.33%, 02/16/07 (b)(c)	73,000	72,510
5.41%, 02/16/07 (b)(c)	4,000	3,973
5.42%, 02/21/07 (b)(c)	4,000	3,970
5.30%, 03/14/07 (b)(c)	60,000	59,373
5.32%, 03/14/07 (b)(c)	87,000	86,087
5.38%, 03/16/07 (b)(c)	7,000	6,925
5.37%, 03/21/07 (b)(c)	15,000	14,828
5.34%, 03/23/07 (b)(c)	45,000	44,466
5.31%, 03/28/07 (b)(c)	5,000	4,938
5.32%, 03/28/07 (b)(c)	7,000	6,912
5.37%, 04/09/07 (b)(c)	2,000	1,972
5.33%, 05/09/07 (b)(c)	93,000	91,284
Bank of America Corp.
5.33%, 01/31/07	14,000	13,939
5.32%, 02/05/07	50,000	49,745
5.33%, 02/15/07	51,000	50,666
5.31%, 03/02/07	117,000	115,978
5.32%, 03/07/07	12,000	11,887
5.33%, 03/09/07	20,000	19,805
5.33%, 03/13/07	144,000	142,515
5.31%, 03/14/07	56,000	55,413
5.31%, 03/19/07	78,000	77,136
5.33%, 06/04/07	37,000	36,176
Bank of Ireland
5.29%, 03/07/07 (c)	96,000	95,094
5.32%, 05/21/07 (c)	34,000	33,314
Barclays US Funding Corp.
5.32%, 01/12/07 (a)	50,000	49,920
5.33%, 06/20/07 (a)	30,000	29,265

See financial notes 9

Schwab Cash Reserves

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Barton Capital Corp.
5.32%, 01/03/07 (a)(b)(c)	20,000	19,994
5.32%, 01/18/07 (a)(b)(c)	90,000	89,776
5.33%, 02/09/07 (a)(b)(c)	10,000	9,943
Bear Stearns Companies, Inc.
5.58%, 01/08/07	15,000	14,984
5.37%, 03/08/07	111,000	109,936
5.38%, 03/09/07	24,000	23,766
5.35%, 03/15/07	4,000	3,958
5.32%, 03/23/07	1,000	988
5.33%, 03/30/07	3,000	2,962
5.37%, 04/20/07	5,000	4,921
5.31%, 04/27/07	3,000	2,950
5.32%, 05/11/07	15,000	14,719
Beta Finance, Inc.
5.32%, 01/05/07 (b)(c)	7,000	6,996
5.32%, 01/29/07 (b)(c)	50,000	49,797
5.32%, 01/29/07 (b)(c)	9,000	8,963
5.38%, 03/19/07 (b)(c)	9,000	8,899
5.32%, 05/11/07 (b)(c)	38,000	37,288
Blue Spice, L.L.C.
5.34%, 01/02/07 (a)(b)(c)(d)	40,000	39,994
5.33%, 01/16/07 (a)(b)(c)(d)	8,100	8,082
BNP Paribas Finance, Inc.
5.33%, 04/11/07 (a)	1,000	986
Cancara Asset Securitization, L.L.C.
5.25%, 01/02/07 (a)(b)(c)	42,000	41,994
5.32%, 01/12/07 (a)(b)(c)	11,000	10,982
5.33%, 01/17/07 (a)(b)(c)	24,000	23,944
5.33%, 01/26/07 (a)(b)(c)	48,000	47,826
5.31%, 03/12/07 (a)(b)(c)	25,000	24,745
5.33%, 03/28/07 (a)(b)(c)	5,000	4,937
5.31%, 03/29/07 (a)(b)(c)	16,000	15,800
CC (USA), Inc.
5.55%, 01/18/07 (b)(c)	41,000	40,896
5.33%, 01/24/07 (b)(c)	13,000	12,956
5.33%, 01/29/07 (b)(c)	54,000	53,779
5.48%, 02/05/07 (b)(c)	8,000	7,959
5.37%, 03/09/07 (b)(c)	16,000	15,844
5.37%, 03/23/07 (b)(c)	10,000	9,882
5.33%, 05/01/07 (b)(c)	7,000	6,879
5.31%, 05/22/07 (b)(c)	13,000	12,736
Chariot Funding, L.L.C.
5.33%, 01/08/07 (a)(b)(c)	50,000	49,948
Citigroup Funding, Inc.
5.32%, 01/05/07 (a)	65,000	64,962
5.57%, 01/08/07 (a)	30,000	29,968
5.57%, 01/09/07 (a)	23,000	22,972
5.32%, 01/18/07 (a)	48,000	47,881
5.32%, 01/19/07 (a)	20,000	19,947
5.31%, 01/24/07 (a)	133,000	132,551
5.33%, 02/26/07 (a)	31,000	30,746
5.34%, 03/23/07 (a)	35,000	34,585
5.34%, 04/23/07 (a)	2,500	2,459
Cobbler Funding, L.L.C.
5.33%, 02/12/07 (b)(c)	17,351	17,245
5.35%, 02/26/07 (b)(c)	1,000	992
5.35%, 03/28/07 (b)(c)	47,000	46,407
Concord Minutemen Capital Co., Series A
5.31%, 01/11/07 (a)(b)(c)	33,000	32,952
5.33%, 01/16/07 (a)(b)(c)	6,357	6,343
5.47%, 01/22/07 (a)(b)(c)	3,000	2,991
5.52%, 01/22/07 (a)(b)(c)	3,000	2,991
5.33%, 02/20/07 (a)(b)(c)	12,628	12,536
5.42%, 02/20/07 (a)(b)(c)	23,000	22,831
5.35%, 02/27/07 (a)(b)(c)	11,000	10,908
5.38%, 03/19/07 (a)(b)(c)	75,130	74,288
5.31%, 04/04/07 (a)(b)(c)	12,000	11,840
Crown Point Capital Co., L.L.C.
5.33%, 01/16/07 (a)(b)(c)	18,000	17,961
5.32%, 01/17/07 (a)(b)(c)	53,000	52,877
5.33%, 02/06/07 (a)(b)(c)	33,000	32,826
5.38%, 03/06/07 (a)(b)(c)	16,000	15,851
5.38%, 03/16/07 (a)(b)(c)	32,000	31,655
5.34%, 04/04/07 (a)(b)(c)	11,000	10,852
5.34%, 04/13/07 (a)(b)(c)	20,000	19,705
5.37%, 04/23/07 (a)(b)(c)	47,000	46,235
Dakota CP Notes of Citibank Credit Card Issuance Trust
5.32%, 01/08/07 (b)(c)	10,000	9,990
5.33%, 01/11/07 (b)(c)	69,000	68,899
5.32%, 01/17/07 (b)(c)	112,000	111,738
5.34%, 01/22/07 (b)(c)	20,000	19,939
5.33%, 02/06/07 (b)(c)	33,000	32,826
5.33%, 02/08/07 (b)(c)	13,000	12,928
5.33%, 02/08/07 (b)(c)	43,450	43,209
5.33%, 02/14/07 (b)(c)	87,000	86,441
DnB NOR Bank ASA
5.32%, 01/16/07	25,000	24,945
5.46%, 02/16/07	24,000	23,837
5.35%, 02/20/07	1,000	993
5.42%, 02/21/07	56,000	55,582
5.37%, 03/05/07	8,000	7,927
5.32%, 03/07/07	2,000	1,981
5.38%, 03/22/07	2,500	2,471
Dorada Finance, Inc.
5.32%, 01/16/07 (b)(c)	19,000	18,958
5.55%, 01/29/07 (b)(c)	3,000	2,987
5.48%, 01/30/07 (b)(c)	25,000	24,893
5.33%, 04/30/07 (b)(c)	3,000	2,949
5.32%, 05/29/07 (b)(c)	15,000	14,681
Edison Asset Securitization Corp., L.L.C.
5.36%, 03/23/07 (a)(b)(c)	6,521	6,444
5.33%, 04/11/07 (a)(b)(c)	20,000	19,712
5.32%, 06/20/07 (a)(b)(c)	72,000	70,239
Fairway Finance Co., L.L.C.
5.32%, 01/11/07 (a)(b)(c)	15,000	14,978
5.33%, 01/19/07 (a)(b)(c)	19,000	18,950
Falcon Asset Securitization Corp.
5.33%, 01/08/07 (a)(b)(c)	50,000	49,948
5.31%, 01/09/07 (a)(b)(c)	10,000	9,988
5.31%, 01/11/07 (a)(b)(c)	50,000	49,927
Five Finance, Inc.
5.33%, 01/18/07 (b)(c)	7,000	6,983
5.33%, 01/18/07 (b)(c)	19,780	19,731
5.33%, 01/22/07 (b)(c)	1,000	997
5.32%, 01/29/07 (b)(c)	13,000	12,947
5.33%, 02/08/07 (b)(c)	3,000	2,983
5.33%, 02/20/07 (b)(c)	1,900	1,886
5.33%, 02/26/07 (b)(c)	4,095	4,061
5.31%, 03/01/07 (b)(c)	2,120	2,102
5.32%, 03/01/07 (b)(c)	10,000	9,914
5.37%, 03/23/07 (b)(c)	11,000	10,871
5.31%, 03/29/07 (b)(c)	7,000	6,913
5.31%, 05/22/07 (b)(c)	6,000	5,878
5.33%, 05/24/07 (b)(c)	2,000	1,959

10 See financial notes

Schwab Cash Reserves

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Galaxy Funding, Inc.
5.30%, 03/09/07 (b)(c)	13,000	12,873
General Electric Capital Corp.
5.56%, 01/08/07	25,000	24,974
5.29%, 03/05/07	50,000	49,543
5.41%, 05/01/07	163,000	160,167
5.39%, 05/18/07	103,000	100,960
5.30%, 06/11/07	25,000	24,423
5.32%, 06/28/07	190,000	185,171
General Electric Capital Services
5.32%, 02/06/07	3,000	2,984
Grampian Funding, L.L.C.
5.56%, 01/09/07 (a)(b)(c)	23,000	22,972
5.40%, 02/13/07 (a)(b)(c)	9,000	8,943
5.37%, 03/20/07 (a)(b)(c)	4,000	3,955
5.32%, 03/28/07 (a)(b)(c)	1,000	988
5.33%, 04/27/07 (a)(b)(c)	20,000	19,666
5.34%, 04/27/07 (a)(b)(c)	39,000	38,347
5.33%, 05/21/07 (a)(b)(c)	72,000	70,545
5.33%, 06/15/07 (a)(b)(c)	39,000	38,072
HBOS Treasury Services PLC
5.32%, 02/06/07 (a)	4,500	4,476
5.31%, 03/05/07 (a)	31,000	30,716
5.30%, 03/07/07 (a)	2,000	1,981
5.32%, 03/15/07 (a)	15,000	14,840
5.32%, 03/26/07 (a)	3,000	2,964
HSBC U.S.A., Inc.
5.29%, 04/11/07	80,000	78,846
Intesa Funding, L.L.C.
5.30%, 03/01/07 (a)	18,950	18,787
Irish Life & Permanent, PLC
5.33%, 01/16/07 (c)	1,000	998
5.32%, 01/31/07 (c)	41,500	41,318
5.33%, 02/21/07 (c)	2,000	1,985
5.32%, 03/22/07 (c)	3,000	2,965
5.31%, 03/26/07 (c)	1,000	988
5.34%, 04/11/07 (c)	15,000	14,781
IXIS Commercial Paper Corp.
5.30%, 01/19/07 (a)(c)	45,000	44,883
5.31%, 02/26/07 (a)(c)	2,000	1,984
5.32%, 03/22/07 (a)(c)	96,000	94,895
5.31%, 03/26/07 (a)(c)	8,000	7,903
K2 (USA), L.L.C.
5.57%, 01/16/07 (b)(c)	3,000	2,993
5.33%, 01/17/07 (b)(c)	20,000	19,953
5.42%, 02/22/07 (b)(c)	4,500	4,466
5.31%, 03/26/07 (b)(c)	47,000	46,433
5.32%, 03/26/07 (b)(c)	7,100	7,014
5.33%, 05/17/07 (b)(c)	1,500	1,471
KBC Financial Products International, Ltd.
5.32%, 01/12/07 (a)(c)	32,000	31,949
5.29%, 04/05/07 (a)(c)	11,000	10,851
Kitty Hawk Funding Corp.
5.37%, 03/20/07 (a)(b)(c)	11,565	11,434
Klio Funding Corp.
5.38%, 01/25/07 (b)(c)	45,000	44,840
Klio II Funding Corp.
5.36%, 01/26/07 (b)(c)	22,000	21,919
5.37%, 01/26/07 (b)(c)	30,000	29,889
Klio III Funding Corp.
5.37%, 01/25/07 (b)(c)	34,000	33,879
5.35%, 02/06/07 (b)(c)	32,000	31,831
Lexington Parker Capital Co., L.L.C.
5.32%, 01/18/07 (a)(b)(c)	39,000	38,903
5.33%, 01/18/07 (a)(b)(c)	23,344	23,286
5.32%, 02/02/07 (a)(b)(c)	42,000	41,804
5.33%, 02/02/07 (a)(b)(c)	5,317	5,292
5.31%, 04/12/07 (a)(b)(c)	18,500	18,230
Links Finance, L.L.C.
5.33%, 01/29/07 (b)(c)	2,000	1,992
5.33%, 02/20/07 (b)(c)	4,000	3,971
5.34%, 04/12/07 (b)(c)	5,000	4,927
Mane Funding Corp.
5.31%, 02/06/07 (b)(c)	37,369	37,172
5.33%, 02/20/07 (b)(c)	2,074	2,059
5.34%, 02/20/07 (b)(c)	65,000	64,522
5.33%, 02/22/07 (b)(c)	15,000	14,886
5.31%, 03/06/07 (b)(c)	33,000	32,693
5.30%, 03/07/07 (b)(c)	50,434	49,958
Mont Blanc Capital Corp.
5.31%, 02/06/07 (a)(b)(c)	14,000	13,926
5.30%, 03/07/07 (a)(b)(c)	37,661	37,305
Morgan Stanley
5.32%, 06/29/07	5,000	4,871
5.34%, 06/29/07	208,000	202,627
Nationwide Building Society U.S.
5.36%, 01/08/07	9,000	8,991
5.33%, 01/29/07	33,000	32,865
5.33%, 02/12/07	2,000	1,988
5.31%, 03/13/07	7,000	6,928
5.38%, 03/19/07	80,000	79,103
Nieuw Amsterdam Receivables Corp.
5.31%, 01/11/07 (a)(b)(c)	48,000	47,929
5.33%, 01/16/07 (a)(b)(c)	8,000	7,982
5.38%, 03/01/07 (a)(b)(c)	20,000	19,828
Northern Rock PLC
5.33%, 02/07/07	9,000	8,951
Old Line Funding, L.L.C.
5.31%, 01/11/07 (a)(b)(c)	60,000	59,912
Park Granada, L.L.C.
5.57%, 01/05/07 (b)(c)	14,000	13,992
5.32%, 01/17/07 (b)(c)	5,000	4,988
5.51%, 01/29/07 (b)(c)	2,000	1,992
5.31%, 05/01/07 (b)(c)	4,000	3,931
Picaros Funding, L.L.C.
5.31%, 02/08/07 (a)(b)(c)	2,000	1,989
5.38%, 03/01/07 (a)(b)(c)	33,750	33,460
5.31%, 05/03/07 (a)(b)(c)	36,000	35,369
5.31%, 05/03/07 (a)(b)(c)	50,000	49,123
Rabobank USA Financial Corp.
5.28%, 01/02/07 (a)	170,000	169,975
Ranger Funding Co., L.L.C.
5.31%, 01/23/07 (a)(b)(c)	122,000	121,608
San Paolo IMI U.S. Financial Co.
5.32%, 01/30/07 (a)	13,000	12,945
5.32%, 03/30/07 (a)	75,000	74,050
5.33%, 06/14/07 (a)	23,000	22,456
Santander Central Hispano Finance (Delaware), Inc.
5.45%, 02/07/07 (a)	81,000	80,558
5.37%, 04/16/07 (a)	10,000	9,847
5.33%, 06/14/07 (a)	2,000	1,953
Scaldis Capital Ltd.
5.33%, 01/17/07 (a)(b)(c)	43,590	43,488
5.32%, 04/25/07 (a)(b)(c)	69,000	67,863
5.30%, 06/08/07 (a)(b)(c)	42,761	41,792

See financial notes 11

Schwab Cash Reserves

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Sedna Finance, Inc.
5.33%, 01/24/07 (b)(c)	40,000	39,866
5.33%, 02/08/07 (b)(c)	12,000	11,933
Sigma Finance, Inc.
5.57%, 01/11/07 (b)(c)	1,000	998
5.32%, 01/25/07 (b)(c)	56,000	55,805
5.48%, 01/29/07 (b)(c)	18,000	17,925
5.48%, 01/31/07 (b)(c)	5,000	4,978
5.48%, 02/02/07 (b)(c)	52,000	51,754
5.33%, 02/20/07 (b)(c)	17,000	16,876
5.42%, 02/22/07 (b)(c)	5,000	4,962
5.32%, 02/27/07 (b)(c)	2,000	1,983
5.33%, 03/05/07 (b)(c)	40,000	39,633
5.33%, 03/29/07 (b)(c)	1,000	987
5.31%, 03/30/07 (b)(c)	3,000	2,962
5.38%, 03/30/07 (b)(c)	15,000	14,808
5.31%, 04/03/07 (b)(c)	8,000	7,894
5.60%, 04/16/07 (b)(c)	2,000	1,969
5.37%, 04/27/07 (b)(c)	10,000	9,831
5.34%, 07/06/07 (b)(c)	2,000	1,947
Skandinaviska Enskilda Banken AB
5.37%, 04/10/07	18,000	17,743
Societe Generale North America, Inc.
5.37%, 04/20/07 (a)	4,000	3,937
5.36%, 05/15/07 (a)	2,000	1,961
5.40%, 05/21/07 (a)	14,000	13,717
5.30%, 06/11/07 (a)	87,000	84,992
5.31%, 06/19/07 (a)	4,000	3,904
Stanfield Victoria Funding
5.33%, 01/26/07 (b)(c)	50,000	49,817
Svenska Handelsbanken, Inc.
5.24%, 01/02/07 (a)	38,000	37,994
Swedbank AB
5.31%, 01/22/07	36,000	35,890
5.34%, 05/02/07	17,000	16,703
Thunder Bay Funding, L.L.C.
5.32%, 01/10/07 (a)(b)(c)	15,000	14,980
5.33%, 02/09/07 (a)(b)(c)	20,000	19,886
5.34%, 03/21/07 (a)(b)(c)	20,540	20,302
5.33%, 04/10/07 (a)(b)(c)	82,393	81,217
Ticonderoga Funding, L.L.C.
5.33%, 02/20/07 (a)(b)(c)	40,382	40,086
Tulip Funding Corp.
5.33%, 01/16/07 (a)(b)(c)	23,000	22,950
5.32%, 02/16/07 (a)(b)(c)	25,000	24,832
5.33%, 02/16/07 (a)(b)(c)	20,000	19,866
UBS Finance (Delaware), Inc.
5.35%, 02/01/07 (a)	66,000	65,703
5.35%, 03/26/07 (a)	122,000	120,510
5.29%, 04/09/07 (a)	158,000	155,766
5.30%, 06/04/07 (a)	3,000	2,934
Unicredito Italiano Bank (Ireland) PLC
5.33%, 01/08/07 (c)	3,000	2,997
5.33%, 02/06/07 (c)	2,000	1,989
5.32%, 03/13/07 (c)	5,500	5,443
Westpac Banking Corp.
5.25%, 01/03/07 (c)	3,300	3,299
5.32%, 01/22/07 (c)	51,000	50,844
5.42%, 02/21/07 (c)	80,000	79,403
5.34%, 05/02/07 (c)	12,000	11,790
5.31%, 05/07/07 (c)	2,000	1,873
5.33%, 05/07/07 (c)	5,000	5,000
5.33%, 05/07/07 (c)	15,000	14,727
Westpac Trust Securities NZ Ltd.
5.33%, 03/28/07 (a)(c)	37,000	36,536
5.37%, 04/17/07 (a)(c)	25,425	25,033
Whistlejacket Capital, L.L.C.
5.32%, 01/12/07 (b)(c)	20,000	19,968
5.37%, 03/01/07 (b)(c)	2,631	2,608
White Pine Finance, L.L.C.
5.32%, 01/09/07 (b)(c)	12,000	11,986
5.31%, 01/10/07 (b)(c)	1,000	999
5.30%, 01/17/07 (b)(c)	1,422	1,419
Windmill Funding Corp.
5.32%, 01/04/07 (a)(b)(c)	6,500	6,497
5.32%, 01/25/07 (a)(b)(c)	64,000	63,777

		8,888,233

Promissory Notes 0.1%

The Goldman Sachs Group, Inc.
5.63%, 04/20/07 (d)	21,000	21,000

		21,000

Total Fixed-Rate Obligations (Cost $13,230,176)		13,230,176

Variable-Rate Obligations 12.0% of net assets

Barclays Bank PLC
5.31%, 01/05/07	40,000	39,999
5.30%, 01/29/07	8,000	8,000
BNP Paribas
5.30%, 01/02/07	100,000	99,990
5.29%, 01/08/07	133,000	132,995
Canadian Imperial Bank of Commerce
5.33%, 01/16/07	50,000	50,001
CC (USA), Inc.
5.36%, 01/16/07 (b)(c)	27,000	27,002
5.36%, 01/25/07 (b)(c)	13,000	13,001
Credit Suisse
5.38%, 01/24/07	20,000	20,002
Dexia Credit Local
5.29%, 01/09/07	100,000	99,989
Five Finance, Inc.
5.30%, 01/25/07 (b)(c)	20,000	19,998
Florida Hurricane Catastrophe Fund
5.36%, 01/16/07	75,000	75,000
Intesa Bank Ireland, PLC
5.35%, 01/25/07	70,000	70,000
J.P. Morgan Securities, Inc.
5.32%, 01/02/07 (c)	100,000	100,000
K2 (USA), L.L.C.
5.31%, 01/16/07 (b)(c)	50,000	49,998
5.35%, 01/29/07 (b)(c)	30,000	30,004
Liberty Lighthouse U.S. Capital Co., L.L.C.
5.30%, 01/02/07 (b)(c)	2,000	2,000
5.31%, 01/02/07 (b)(c)	22,000	21,996
5.31%, 01/09/07 (b)(c)	1,000	1,000
Links Finance, L.L.C.
5.31%, 01/08/07 (b)(c)	4,000	4,000
5.32%, 01/16/07 (b)(c)	80,000	79,995
5.31%, 01/17/07 (b)(c)	3,000	3,000
5.37%, 01/18/07 (b)(c)	2,000	2,000
5.36%, 01/29/07 (b)(c)	37,000	37,004
5.32%, 03/20/07 (b)(c)	22,000	21,998

12 See financial notes

Schwab Cash Reserves

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Merrill Lynch & Co., Inc.
5.31%, 01/16/07	125,000	125,000
5.32%, 01/29/07	50,000	50,000
Physician Solutions, L.L.C
5.38%, 01/04/07 (a)	1,805	1,805
Roman Catholic Bishop of San Jose (CA)
5.35%, 01/04/07 (a)	5,500	5,500
Royal Bank of Canada
5.28%, 01/03/07	5,000	5,000
Royal Bank of Scotland, PLC
5.29%, 01/16/07	120,000	119,983
Sedna Finance, Inc.
5.33%, 03/15/07 (b)(c)	30,000	29,997
Sigma Finance, Inc.
5.35%, 01/16/07 (b)(c)	108,000	108,008
5.34%, 03/26/07 (b)(c)	19,000	19,000
Sumitomo Trust & Banking Co.
5.35%, 01/08/07	93,000	93,000
5.35%, 01/16/07	20,000	20,000
5.35%, 01/29/07	20,000	20,000
Swedbank AB
5.32%, 03/15/07	73,000	72,992
Tenderfoot Seasonal Housing, L.L.C.
5.40%, 01/04/07 (a)	3,000	3,000
The Goldman Sachs Group, Inc.
5.37%, 01/08/07 (d)	200,000	200,000
5.39%, 01/17/07 (d)	23,000	23,000
Whistlejacket Capital, L.L.C.
5.31%, 01/11/07 (b)(c)	15,000	15,000
White Pine Finance, L.L.C.
5.31%, 01/10/07 (b)(c)	60,000	59,996
5.31%, 01/12/07 (b)(c)	10,000	9,999
5.35%, 01/16/07 (b)(c)	5,000	5,000
5.31%, 01/22/07 (b)(c)	5,000	4,999

Total Variable-Rate Obligations (Cost $2,000,251)		2,000,251

	Maturity Amount	Value
Security	($ x 1,000)	($ x 1,000)

Other Investments 8.7% of net assets

Repurchase Agreements 8.7%

Bank of America Securities L.L.C.
Tri-Party Repurchase Agreement, dated 12/29/06, due 1/2/07 at 5.31%, fully collateralized by U.S. Government Securities with a value of $632,400.	620,366	620,000

Credit Suisse First Boston L.L.C.
Tri-Party Repurchase Agreement, dated 12/29/06, due 1/2/07 at 5.32%, fully collateralized by U.S. Government Securities with a value of $39,891.	39,129	39,106

UBS Financial Services, Inc.
Tri-Party Repurchase Agreement, dated 12/29/06, due 1/2/07 at 5.32%, fully collateralized by U.S. Government Securities with a value of $816,001.	800,473	800,000

		1,459,106
Total Other Investments (Cost $1,459,106)		1,459,106

End of Investments.

At 12/31/06, the tax basis cost of the fund’s investments was $16,689,533.

At 12/31/06, portfolio holdings included illiquid and/or restricted securities as follows:

Issuer
Rate, Acquisition Date,	Face Amount	Value
Maturity Date	($ x 1,000)	($ x 1,000)

Blue Spice, L.L.C.
5.34%, 12/20/06, 01/02/07	40,000	39,994
5.33%, 10/16/06, 01/16/07	8,100	8,082

		48,076
The Goldman Sachs Group, Inc.
5.37%, 07/06/06, 01/08/07	200,000	200,000
5.39%, 12/18/06, 01/17/07	23,000	23,000
5.63%, 07/26/06, 04/20/07	21,000	21,000

		244,000

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,173,459 or 36.9% of net assets.
(d)	Illiquid and/or restricted security.

See financial notes 13

Schwab Cash Reserves

Statement of
Assets and Liabilities
As of December 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value		$16,689,533
Receivables:
Interest		49,511
Prepaid expenses	+	170

Total assets		16,739,214

Liabilities
Payables:
Investment adviser and administrator fees		225
Transfer agent and shareholder services fees	+	621

Total liabilities		846

Net Assets
Total assets		16,739,214
Total liabilities	−	846

Net assets		$16,738,368
Net Assets by Source
Capital received from investors		16,738,368

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$16,738,368		16,738,368		$1.00

14 See financial notes

Schwab Cash Reserves

Statement of
Operations
For January 1, 2006 to December 31, 2006. All numbers x 1,000.

Investment Income
Interest		$551,398

Expenses
Investment adviser and administrator fees		35,947
Transfer agent and shareholder service fees		46,973
Registration fees		1,979
Shareholder reports		291
Custodian fees		280
Portfolio accounting fees		263
Professional fees		94
Trustees’ fees		35
Overdraft expense		1
Other expenses	+	74

Total expenses		85,937
Expense reduction by adviser and Schwab	−	13,911
Custody credits	−	1

Net expenses		72,025

Increase in Net Assets from Operations
Total investment income		551,398
Net expenses	−	72,025

Net investment income		479,373

Increase in net assets from operations		$479,373

See financial notes 15

Schwab Cash Reserves

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		1/1/06-12/31/06	1/1/05-12/31/05
Net investment income	+	$479,373	$8,651

Increase in net assets from operations		479,373	8,651

Distributions Paid
Dividends from net investment income		479,373	8,651

Transactions in Fund Shares*
Shares sold		61,375,778	2,736,029
Shares reinvested		472,341	8,432
Shares redeemed	+	(45,931,679)	(2,063,020)

Net transactions in fund shares		15,916,440	681,441

Net Assets
Beginning of period		821,928	140,487
Total increase	+	15,916,440	681,441

End of period		$16,738,368	$821,928

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

16 See financial notes

Schwab Cash Reserves

Financial Notes

1. Business Structure of the Fund:

Schwab Cash Reserves is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York Municipal Money Fund
Schwab New Jersey Municipal Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab Massachusetts Municipal Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves

Schwab Cash Reserves offers one share class. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The fund values the securities in its portfolio at amortized cost, which approximates market value.

(b) Portfolio Investments:

Repurchase Agreements: The fund may enter into repurchase agreements. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The fund’s repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund’s custodian (or, in case of tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Delayed-Delivery: The fund may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If the fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

 17

Schwab Cash Reserves

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(e) Expenses:

Expenses that are specific to a fund or a class within the trust are charged directly to that fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund declares dividends every day it is open for business. These dividends, which are equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

(g) Custody Credits:

The fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the statement of operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liability arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48—Accounting for Uncertainty in Income Taxes—an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. A fund with a fiscal year ending December 31 will implement FIN 48 no later than June 29, 2007, and it will apply to all open tax years. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. We have not yet completed our evaluation of the impact, if any, of adopting FIN 48 on the fund’s financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the fund’s financial statement disclosures.

18

Schwab Cash Reserves

Financial Notes (continued)

3.	Affiliates and Affiliated Transactions:

(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s shareholder services agent and transfer agent.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $1 billion	0.38%
Over $1 billion	0.35%
Over $10 billion	0.32%
Over $20 billion	0.30%
Over $40 billion	0.27%

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Transfer Agent Fees	Shareholder Service Fees

0.25%	0.20%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund to permanently limit the total expenses charged, excluding interest, taxes and certain non-routine expenses to 0.69%.

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended December 31, 2006, the fund’s total security transactions with other Schwab Funds was $2,000.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

Trustees

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

4. Borrowing:

The fund may borrow money from banks and custodians. The fund may obtain temporary bank loans through the trust to which the fund belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with State Street Corporation and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing from the line of credit for the fund during the period.

5.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of December 31, 2006, the fund had no undistributed earnings on a tax basis.

 19

Schwab Cash Reserves

Financial Notes (continued)

5. Federal Income Taxes (continued):

As of December 31, 2006, the fund no capital loss carry forwards available to offset future net capital gains.

The tax-basis components of distributions during the current period and prior fiscal year were:

	Current period distributions	Prior period distributions

From ordinary income	$479,373	$8,651
From long-term capital gains	—	—

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2006, no such classifications were required.

20

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Cash Reserves

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Cash Reserves (one of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the “Fund”) at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 15, 2007

 21

Trustees and Officers

The tables below gives information about the trustees and officers for The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. As of December 31, 2006, the Fund Complex included 95 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the Trust; (Term of		Fund Complex
Office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC. From 1996 to 2001, Vice President for Business Affairs and Chief Financial Officer of Stanford University, and in 2001, Special Advisor to the President of Stanford University.	95	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.

Donald F. Dorward 1931 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996-1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	57	None.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals). Prior to August 1998, Dean of the Haas School of Business, University of California, Berkeley (higher education).	95	Board 1—Director, Mission West Properties
Board 2—Director, TOUSA
Board 3—Director, Harris-Stratex Networks
Board 4—Director, Genitope Corp.
Board 5—Director & Non-Executive Chairman, Solectron Corp.
			Board 6—Director, Ditech Networks

Robert G. Holmes 1931 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm)	57	None.

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman and Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	57	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Oneok Partners LP.

22

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the Trust; (Term of		Fund Complex
Office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D.R. Stephens & Company (investments). Prior to 1996, Chairman and Chief Executive Officer of North American Trust (real estate investment trust).	57	None.

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	57	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the Trust; (Term of		Fund Complex
Office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc.; Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	57	None.

Randall W. Merk[2] 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2005.)	Executive Vice President and President, Schwab Financial Products, Charles Schwab & Co., Inc.; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc. Prior to September 2002, President and Chief Investment Officer, American Century Investment Management, and Director, American Century Companies, Inc.	95	None.

 23

Officers of the Trust
Name, Year of Birth, and Position(s)
with the Trust; (Term of Office, and
Length of Time Served3)	Principal Occupations During the Past Five Years

Evelyn Dilsaver 1955 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2004.)	President, Chief Executive Officer, and Director, Charles Schwab Investment Management, Inc.; Executive Vice President, Charles Schwab & Co., Inc; President and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust; President, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; President, Mutual Fund Division, UST Advisers, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co., Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer—Fixed Income (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer—Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer—Equities (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer—Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of The Charles Schwab Family of Funds since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President Charles Schwab & Co., Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management, Inc. From 2000 to 2002, Vice President, Internal Audit, Charles Schwab & Co., Inc.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc.; Chief Legal Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. Prior to June 1998, Branch Chief in Enforcement at U.S. Securities and Exchange Commission in San Francisco.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005)	Vice President, Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

24

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the Trust; (Term of Office, and
Length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

 25

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset-backed securities Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

bond anticipation notes Obligations sold by a municipality on an interim basis in anticipation of the municipality’s issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all dividends were reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount returned to the bondholder.

Portfolio terms

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES	Adjustable convertible extendable security
BAN	Bond anticipation note
COP	Certificate of participation
GAN	Grant anticipation note
GO	General obligation
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond
M/F	Multi-family
RAN	Revenue anticipation note
RB	Revenue bond
S/F	Single-family
TAN	Tax anticipation note
TECP	Tax-exempt commercial paper
TRAN	Tax and revenue anticipation note
VRD	Variable-rate demand

26

money market securities High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, bankers acceptances, notes and time deposits.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

 27

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you’re an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab Technology Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Viewpoints Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Short/Intermediate Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Short/Intermediate
  Tax-Free Bond Fundtm
Schwab California Long-Term Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR31381-02

Schwab Money Market Fundtm

Annual Report
December 31, 2006

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

I want to thank you for entrusting us with your investments. I have always felt that money funds play an integral role in providing current income for cash between long-term investments. While no investment is completely risk-free, money funds are a good choice for investors who want to reduce volatility inherent in mostly stock portfolios.

Schwab Funds® are managed by Charles Schwab Investment Management, Inc., one of the largest mutual fund managers in the U.S. Our portfolio managers share a passion for investment research and analysis. I am proud of their depth of experience, which reflects an average of 14 years in the investment industry. And, I am impressed by the commitment that our managers bring to the stewardship of the funds, for you, their shareholders.

Whether you’re in a higher tax bracket and could use the potential benefits of municipal money funds, or are looking for the added protection of U.S. Government securities, we offer a range of money funds with distinct investment strategies to meet your needs.

In closing, once again I want to thank you for choosing Schwab. We strive every day to warrant the trust you have placed in us.

Sincerely,

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

Schwab Money Market Fund 1

From the President

Evelyn Dilsaver is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I am pleased to present the annual report for your Schwab money fund for the period ended December 31, 2006. During the report period, our money funds performed as designed, providing you with current income, as well as stability of capital and convenient access to your money.

Schwab offers a range of both taxable and tax-advantaged money funds with distinct investment strategies. We recently expanded our money fund product line with the launch of the Schwab AMT Tax-Free Money Fundtm. This fund is designed for investors seeking income exempt from the alternative minimum tax.

I would also like to take this opportunity to remind you that our lower priced Schwab Value Advantage Investments® shares are available with many of our money funds, including the Schwab AMT Tax-Free Money Fund. These shares are designed for investors who have larger balances and don’t need frequent access to their cash. They require a minimum initial investment of $25,000 ($15,000 for IRA and custodial accounts) but may offer higher yields than Sweep Investments.

In closing, I speak for all of us at Schwab when I say our goal is to give you the financial products, guidance and personal relationship you need to succeed.

Thank you for investing in Schwab Funds®.

Sincerely,

Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax. Capital gains are not exempt from federal income tax.

2 Schwab Money Market Fund

The Investment Environment and the Fund

Linda Klingman, vice president and senior portfolio manager, has overall responsibility for the management of the fund.

Mike Neitzke, portfolio manager, has day-to-day responsibility for management of the fund.

As the U.S. economy transitioned towards slower growth, the markets remained resilient and ended the one-year period with positive results, aided by higher corporate profitability, falling energy/commodity prices, and stable interest rates. Major equity indexes finished off the year with bullish returns, while Treasury debt prices drifted lower in response to a handful of strong U.S. economic reports towards the end of the period. Several key issues continued to resonate with investors, including Federal Reserve (the Fed) policy, slowing economic growth, inflation concerns, a sluggish real estate market, and fluctuating energy prices.

Though falling existing home sales and lower motor vehicle production did much to curtail growth in the eyes of the Fed, favorable labor market conditions, sustained increases in labor income, and lower energy prices continued to promote sustainable growth. The unemployment rate fell to a cyclical low of 4.5% in the fourth quarter of 2006, while consumer spending and business investment remained key contributors to GDP growth.

In its December 2006 statement, the Fed noted that the economy appeared to be growing at a more moderate rate as a result of prior rate increases, lagged effects of energy prices, which remained relatively high, despite recent declines, and a substantial cooling of the housing market. Consistent with the Fed’s report, GDP continued to decline, growing approximately 2% in the fourth quarter of 2006, down significantly relative to prior periods.

Energy prices remained a key issue in the markets over the past year. Unlike 2005, the past year saw a rather mild hurricane season. Prices declined throughout the report period due to a lack of hurricanes in the Gulf of Mexico, as well as an increase in U.S. fuel inventories. More recently, abundant heating inventories, warmer weather, and skepticism regarding OPEC’s proposed production cuts contributed to a slip in oil prices. Crude oil has declined roughly 28% since July 2006’s record $78.40 per barrel, yet still remained around the $55-$56 per barrel range at the end of the report period, as diminishing U.S. crude inventories and concern about global surplus lingered in investors’ minds.

Schwab Money Market Fund 3

The Investment Environment and the Fund continued

The events of 2006 also had a significant impact on the housing market. Housing starts and existing home sales continued to decline throughout the period, even though by historical standards, they remained relatively strong. Although housing negatively affected GDP, rebounds in income, consumer spending, and investments helped to offset the impact. Concerns remained as to whether the Fed’s actions, and the immediate effects on the housing market, would spill over into the rest of the economy.

Inflation continued to be of concern to the Fed throughout 2006. Core inflation, which excludes the more volatile food and energy components, decelerated significantly, yet still remained above their comfort zone. In efforts to curb inflationary pressures, the Fed raised short-term interest rates four times during the report period. The August 2006 meeting marked a key point in the year as the Fed elected at that time to leave the target rate unchanged at 5.25%, where it remained as of the end of the report period. This was the first time they had not raised rates since the series of 17 consecutive rate hikes began in June 2004.

As the Fed raised short-term interest rates earlier in the year, the money market yield curve maintained a positive slope. In this environment, the fund’s variable rate securities holdings were beneficial as their interest rates reset frequently, allowing the fund to quickly capture the rise in market rates.

Mid-year, our expectations were that growth would slow and inflation would moderate leading the Fed to pause in its rate-hiking campaign. At this time, we felt the longer end of the curve represented value and provided a good opportunity to add yield to the portfolio. To that end, we extended the fund and maintained a weighted average maturity (WAM) longer than other funds with similar investment objectives throughout the second half of the year. This action benefited the fund’s performance because we extended the WAM during a period in which the money market curve was positively sloped. This allowed us to add yield to the portfolio prior to the flattening and subsequent inversion of the curve.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Money Market Fund

Performance and Fund Facts as of 12/31/06

 Seven-Day Yields

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Money Market Fund	Ticker Symbol: SWMXX

Seven-Day Yield[1]	4.66%

Seven-Day Yield–No Waiver[2]	4.61%

Seven-Day Effective Yield[1]	4.77%

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Statistics

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

Schwab Money Market Fund	Ticker Symbol: SWMXX

Weighted Average Maturity	59 days

Credit Quality of Holdings % of portfolio	100% Tier 1

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

1Fund expenses have been partially absorbed by CSIM and Schwab.

2Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab Money Market Fund 5

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2006 and held through December 31, 2006.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/06	at 12/31/06	7/1/06–12/31/06

Schwab Money Market Fundtm
Actual Return	0.74%	$1,000	$1,023.60	$3.77
Hypothetical 5% Return	0.74%	$1,000	$1,021.48	$3.77

1Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

6 Schwab Money Market Fund

Schwab Money Market Fundtm

Financial Statements

Financial Highlights

	1/1/06–	1/1/05–	1/1/04–	1/1/03–	1/1/02–
	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income from investment operations:
Net investment income	0.04	0.03	0.01	0.01	0.01
Less distributions:
Dividends from net investment income	(0.04)	(0.03)	(0.01)	(0.01)	(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	4.40	2.56	0.68	0.50	1.23

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.74	0.74	0.75	0.75	0.75
Gross operating expenses	0.79	0.78	0.78	0.78	0.78
Net investment income	4.24	2.52	0.67	0.50	1.22
Net assets, end of period ($ x 1,000,000)	21,762	42,552	44,023	49,079	51,063

See financial notes 7

Schwab Money Market Fund

Portfolio Holdings as of December 31, 2006

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

78.2%	Fixed-Rate Obligations	17,017,647	17,017,647
14.2%	Variable-Rate Obligations	3,081,621	3,081,621
7.3%	Other Investments	1,597,990	1,597,990

99.7%	Total Investments	21,697,258	21,697,258
0.3%	Other Assets and Liabilities		64,646

100.0%	Net Assets		21,761,904

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 78.2% of net assets

Bank Notes 2.5%

Bank of America, N.A.
5.51%, 01/24/07	73,000	73,000
5.32%, 02/05/07	225,000	225,000
5.32%, 02/23/07	46,000	46,000
5.32%, 03/02/07	50,000	50,000
5.33%, 03/08/07	157,000	157,000

		551,000

Certificates of Deposit 22.9%

Alliance & Leicester, PLC
5.33%, 02/27/07	50,000	49,967
American Express Bank FSB
5.33%, 03/28/07	60,000	60,000
Banca Intesa
5.35%, 04/16/07	82,000	82,000
5.36%, 04/18/07	238,000	238,000
Bank of the West
5.30%, 01/25/07	17,000	17,000
5.34%, 04/26/07	50,000	50,000
Barclays Bank PLC
5.32%, 02/12/07	120,000	120,000
5.32%, 02/13/07	157,000	157,000
5.29%, 03/06/07	53,000	53,000
5.30%, 03/12/07	50,000	49,965
5.31%, 03/13/07	18,000	18,000
4.26%, 04/05/07	113,000	113,000
BNP Paribas
5.31%, 04/04/07	53,000	53,000
5.32%, 05/22/07	106,000	106,000
5.36%, 05/31/07	45,000	45,000
5.32%, 06/22/07	15,000	15,000
Canadian Imperial Bank of Commerce
5.27%, 02/02/07	153,000	153,000
Citibank, N.A.
5.32%, 03/27/07	42,000	42,000
Citizens Bank of Massachusetts
5.32%, 03/29/07	85,000	85,000
Citizens Bank Of Pennsylvania
5.33%, 01/31/07	23,000	23,000
Credit Agricole S.A.
5.36%, 01/11/07	20,000	20,000
5.30%, 04/10/07	105,000	105,000
5.37%, 05/18/07	192,000	192,000
Credit Suisse
5.37%, 03/08/07	90,000	90,000
5.60%, 04/20/07	69,000	69,000
5.30%, 06/14/07	33,000	33,000
DePfa Bank, PLC
5.29%, 03/06/07	56,000	56,000
Deutsche Bank, AG
4.85%, 01/26/07	116,000	116,000
5.01%, 02/09/07	50,000	50,000
Dexia Credit Local
5.27%, 02/07/07	85,000	84,970
First Tennessee Bank, N.A.
5.32%, 02/28/07	43,000	43,000
HSH Nordbanken AG
5.30%, 03/07/07	85,000	85,000
ING Bank N.V.
5.40%, 02/20/07	200,000	200,000
KBC Bank N.V.
5.30%, 03/06/07	50,000	50,000
Landesbank Baden-Wurttemberg
5.33%, 04/24/07	95,000	94,999
Lloyds TSB Bank, PLC
5.30%, 01/09/07	85,000	85,000
Mitsubishi UFJ Trust & Banking Corp.
5.58%, 01/22/07	65,000	65,000
5.32%, 04/10/07	50,000	50,000
Mizuho Corp. Bank, Ltd.
5.33%, 02/27/07	70,000	70,000
Nordea Bank Finland, PLC
5.27%, 02/01/07	190,000	190,000
Royal Bank of Scotland, PLC
5.32%, 03/15/07	48,000	47,999
Skandinaviska Enskilda Banken AB
5.31%, 05/30/07	220,000	220,004
Societe Generale
5.41%, 02/05/07	92,000	92,001
5.31%, 04/04/07	62,000	62,000
5.30%, 04/10/07	105,000	105,000
5.30%, 04/30/07	47,000	47,000
Sumitomo Trust & Banking Co.
5.44%, 02/12/07	138,000	138,000

8 See financial notes

Schwab Money Market Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Toronto Dominion Bank
5.40%, 02/21/07	45,000	45,000
5.28%, 06/06/07	148,000	147,998
5.30%, 06/14/07	55,000	55,000
UBS AG
5.32%, 02/09/07	111,000	111,000
Unicredito Italiano SpA
5.32%, 01/26/07	50,000	50,000
5.45%, 02/09/07	40,000	40,000
5.42%, 02/23/07	42,000	42,000
5.42%, 02/28/07	46,000	46,000
5.38%, 03/05/07	45,000	45,000
5.38%, 03/13/07	45,000	45,000
5.40%, 03/20/07	49,000	49,000
5.33%, 06/21/07	75,000	75,000
Union Bank of California
5.29%, 03/05/07	50,000	50,000
Washington Mutual Bank
5.44%, 01/04/07	95,000	95,000
5.45%, 02/07/07	67,000	67,000
5.34%, 03/20/07	11,000	11,000
Wilmington Trust Co.
5.43%, 02/15/07	18,000	18,000
5.31%, 03/20/07	1,000	1,000

		4,983,903

Commercial Paper & Other Corporate Obligations 52.3%

Alliance & Leicester, PLC
5.33%, 03/08/07 (c)	46,000	45,558
5.31%, 03/27/07 (c)	58,000	57,286
5.33%, 04/02/07 (c)	7,200	7,104
Allied Irish Banks North America, Inc.
5.38%, 02/28/07 (a)	29,700	29,449
Alpine Securitization Corp.
5.30%, 01/02/07 (a)(b)(c)	50,000	49,993
Amstel Funding Corp.
5.32%, 01/26/07 (b)(c)	12,000	11,956
5.41%, 02/21/07 (b)(c)	30,000	29,776
5.38%, 03/23/07 (b)(c)	37,000	36,564
5.34%, 04/20/07 (b)(c)	10,000	9,842
5.36%, 04/25/07 (b)(c)	277,320	272,736
Amsterdam Funding Corp.
5.31%, 02/14/07 (a)(b)(c)	10,000	9,936
5.32%, 03/14/07 (a)(b)(c)	10,000	9,895
Anglo Irish Bank Corp., PLC
5.33%, 02/06/07 (c)	43,000	42,774
Aquinas Funding, L.L.C.
5.45%, 02/15/07 (a)(b)(c)	10,280	10,212
5.33%, 03/26/07 (a)(b)(c)	14,000	13,828
5.33%, 03/27/07 (a)(b)(c)	8,000	7,901
5.35%, 04/11/07 (a)(b)(c)	28,000	27,595
5.35%, 04/13/07 (a)(b)(c)	25,683	25,304
Atlantic Asset Securitization, L.L.C.
5.34%, 01/19/07 (a)(b)(c)	20,000	19,947
5.36%, 01/22/07 (a)(b)(c)	37,630	37,513
5.34%, 03/21/07 (a)(b)(c)	37,000	36,572
Atlantis One Funding Corp.
5.58%, 01/03/07 (b)(c)	35,000	34,989
5.36%, 01/10/07 (b)(c)	79,500	79,395
5.45%, 02/07/07 (b)(c)	100,000	99,455
5.32%, 02/16/07 (b)(c)	127,000	126,147
5.33%, 02/22/07 (b)(c)	104,000	103,211
5.37%, 03/05/07 (b)(c)	42,589	42,199
5.37%, 03/07/07 (b)(c)	61,000	60,424
5.38%, 03/16/07 (b)(c)	2,000	1,978
Australia & New Zealand Banking Group
5.35%, 01/08/07	62,000	61,936
5.35%, 01/16/07	120,000	119,734
Bank of America Corp.
5.31%, 03/02/07	210,000	208,166
5.30%, 03/06/07	83,000	82,228
5.33%, 03/09/07	14,000	13,863
5.33%, 03/13/07	206,000	203,875
5.31%, 03/19/07	144,000	142,405
Bank of Ireland
5.34%, 07/19/07 (c)	148,000	143,803
Barclays US Funding Corp.
5.32%, 02/08/07 (a)	100,000	99,446
Bear Stearns Companies, Inc.
5.33%, 01/19/07	13,000	12,966
5.47%, 02/02/07	29,000	28,863
5.37%, 03/15/07	115,000	113,780
5.37%, 03/16/07	15,000	14,839
5.31%, 04/27/07	14,000	13,765
5.32%, 05/11/07	68,000	66,726
Beta Finance, Inc.
5.31%, 01/08/07 (b)(c)	15,000	14,985
5.31%, 01/10/07 (b)(c)	27,000	26,965
5.31%, 01/12/07 (b)(c)	16,000	15,974
5.31%, 01/16/07 (b)(c)	21,410	21,363
5.32%, 01/29/07 (b)(c)	23,000	22,907
5.33%, 02/22/07 (b)(c)	43,000	42,674
Blue Spice, L.L.C.
5.35%, 01/02/07 (a)(b)(c)(d)	14,000	13,998
5.37%, 02/08/07 (a)(b)(c)(d)	49,000	48,728
BNP Paribas Finance, Inc.
5.33%, 04/11/07 (a)	163,000	160,650
Calyon North America, Inc.
5.31%, 03/02/07 (a)	77,000	76,328
Cancara Asset Securitization, L.L.C.
5.31%, 03/12/07 (a)(b)(c)	75,000	74,236
5.31%, 03/29/07 (a)(b)(c)	17,895	17,671
5.33%, 03/29/07 (a)(b)(c)	52,834	52,163
Catholic Health Initiative
5.36%, 03/14/07 (a)	43,000	43,000
CBA (Delaware) Finance, Inc.
5.27%, 01/23/07 (a)	25,000	24,922
5.31%, 03/30/07 (a)	50,250	49,615
CC (USA), Inc.
5.33%, 01/30/07 (b)(c)	15,000	14,936
5.48%, 02/05/07 (b)(c)	20,000	19,896
5.33%, 02/08/07 (b)(c)	48,500	48,231
5.33%, 02/12/07 (b)(c)	25,000	24,847
5.37%, 03/09/07 (b)(c)	50,000	49,513
5.38%, 03/13/07 (b)(c)	38,000	37,607
5.34%, 05/18/07 (b)(c)	71,500	70,086
Chariot Funding, L.L.C.
5.31%, 01/10/07 (a)(b)(c)	48,200	48,137
Citigroup Funding, Inc.
5.57%, 01/09/07 (a)	115,000	114,862
5.32%, 01/18/07 (a)	166,000	165,585
5.32%, 01/19/07 (a)	80,000	79,788
5.31%, 02/13/07 (a)	71,000	70,554
5.33%, 02/20/07 (a)	100,000	99,270

See financial notes 9

Schwab Money Market Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

5.33%, 02/26/07 (a)	35,000	34,714
5.33%, 03/16/07 (a)	70,000	69,244
5.34%, 03/23/07 (a)	65,000	64,229
5.34%, 04/23/07 (a)	115,000	113,125
Cobbler Funding, L.L.C.
5.33%, 02/12/07 (b)(c)	10,000	9,939
5.31%, 03/01/07 (b)(c)	14,500	14,375
5.33%, 03/12/07 (b)(c)	41,500	41,076
5.34%, 03/15/07 (b)(c)	21,000	20,776
Crown Point Capital Co., L.L.C.
5.37%, 03/16/07 (a)(b)(c)	27,000	26,710
5.33%, 04/10/07 (a)(b)(c)	28,758	28,348
Dakota CP Notes of Citibank Credit Card Issuance Trust
5.32%, 01/17/07 (b)(c)	124,000	123,710
5.33%, 02/06/07 (b)(c)	133,000	132,300
5.33%, 02/07/07 (b)(c)	100,000	99,459
5.33%, 02/08/07 (b)(c)	100,000	99,445
5.33%, 02/09/07 (b)(c)	62,000	61,647
5.34%, 02/15/07 (b)(c)	10,000	9,934
Danske Corp.
5.34%, 04/30/07 (a)(c)	96,000	94,393
DnB NOR Bank ASA
5.48%, 02/02/07	10,000	9,953
5.42%, 02/15/07	25,000	24,835
5.37%, 03/05/07	77,000	76,295
Dorada Finance, Inc.
5.37%, 03/09/07 (b)(c)	34,000	33,669
5.33%, 04/02/07 (b)(c)	41,000	40,462
Edison Asset Securitization Corp., L.L.C.
5.35%, 02/05/07 (a)(b)(c)	105,000	104,466
5.32%, 03/26/07 (a)(b)(c)	21,584	21,320
Fairway Finance Co., L.L.C.
5.31%, 03/12/07 (a)(b)(c)	10,199	10,095
5.32%, 03/20/07 (a)(b)(c)	28,260	27,938
Falcon Asset Securitization Corp.
5.33%, 01/08/07 (a)(b)(c)	22,000	21,977
5.31%, 01/11/07 (a)(b)(c)	44,000	43,936
Five Finance, Inc.
5.33%, 02/08/07 (b)(c)	30,000	29,833
5.38%, 03/09/07 (b)(c)	17,000	16,834
5.37%, 03/23/07 (b)(c)	37,000	36,565
5.35%, 04/16/07 (b)(c)	30,000	29,544
5.36%, 04/23/07 (b)(c)	20,000	19,675
General Electric Capital Corp.
5.56%, 01/08/07	24,000	23,975
5.55%, 01/11/07	226,000	225,661
5.29%, 03/05/07	22,000	21,799
5.30%, 03/07/07	14,000	13,868
5.41%, 05/01/07	343,000	337,038
5.38%, 05/25/07	18,000	17,628
5.30%, 06/11/07	83,000	81,085
Grampian Funding, L.L.C.
5.40%, 02/13/07 (a)(b)(c)	8,000	7,950
5.32%, 03/28/07 (a)(b)(c)	120,000	118,515
HBOS Treasury Services PLC
5.31%, 03/05/07 (a)	41,000	40,624
5.30%, 03/07/07 (a)	82,000	81,226
5.32%, 02/06/07 (a)	31,000	30,837
5.31%, 03/26/07 (a)	10,200	10,077
5.32%, 03/26/07 (a)	57,000	56,311
5.32%, 03/27/07 (a)	20,000	19,755
HSBC U.S.A., Inc.
5.56%, 01/12/07	90,000	89,851
5.33%, 06/21/07	22,000	21,458
ING (U. S.) Funding, L.L.C.
5.30%, 06/01/07 (a)	10,500	10,273
Irish Life & Permanent, PLC
5.31%, 01/16/07 (c)	45,000	44,901
5.32%, 03/22/07 (c)	39,000	38,545
IXIS Commercial Paper Corp.
5.30%, 01/19/07 (a)(c)	50,000	49,870
5.30%, 01/23/07 (a)(c)	50,000	49,841
5.31%, 02/26/07 (a)(c)	2,000	1,984
5.31%, 03/26/07 (a)(c)	8,000	7,903
5.31%, 03/27/07 (a)(c)	110,000	108,646
K2 (USA), L.L.C.
5.57%, 01/16/07 (b)(c)	6,000	5,986
5.42%, 02/22/07 (b)(c)	3,500	3,473
5.30%, 03/05/07 (b)(c)	14,000	13,872
5.31%, 04/05/07 (b)(c)	40,100	39,559
5.34%, 04/16/07 (b)(c)	10,100	9,947
5.35%, 04/16/07 (b)(c)	39,800	39,195
Kitty Hawk Funding Corp.
5.32%, 01/16/07 (a)(b)(c)	32,000	31,929
Klio Funding Corp.
5.37%, 01/25/07 (b)(c)	66,000	65,765
5.38%, 01/25/07 (b)(c)	20,118	20,046
Klio II Funding Corp.
5.35%, 01/24/07 (b)(c)	50,000	49,830
5.37%, 01/24/07 (b)(c)	63,000	62,785
5.34%, 03/15/07 (b)(c)	40,221	39,791
Klio III Funding Corp.
5.35%, 02/06/07 (b)(c)	86,850	86,391
Lexington Parker Capital Co., L.L.C.
5.33%, 02/21/07 (a)(b)(c)	134,374	133,373
Mane Funding Corp.
5.33%, 02/26/07 (b)(c)	64,000	63,476
5.31%, 03/06/07 (b)(c)	30,000	29,721
5.31%, 03/12/07 (b)(c)	25,670	25,408
5.32%, 03/19/07 (b)(c)	100,000	98,877
Mont Blanc Capital Corp.
5.31%, 02/06/07 (a)(b)(c)	9,826	9,774
5.30%, 03/07/07 (a)(b)(c)	27,000	26,745
5.32%, 03/21/07 (a)(b)(c)	23,084	22,819
Morgan Stanley
5.33%, 06/22/07	75,000	73,140
5.34%, 06/29/07	70,000	68,192
Nationwide Building Society U.S.
5.36%, 01/08/07	38,500	38,461
5.37%, 03/07/07	5,000	4,953
5.35%, 04/13/07	50,000	49,262
5.31%, 05/03/07	20,000	19,649
Nieuw Amsterdam Receivables Corp.
5.38%, 03/01/07 (a)(b)(c)	10,820	10,727
5.34%, 03/20/07 (a)(b)(c)	49,005	48,445
5.34%, 03/23/07 (a)(b)(c)	28,944	28,601
5.33%, 06/13/07 (a)(b)(c)	29,375	28,685
Northern Rock PLC
5.33%, 02/07/07	31,000	30,832
Old Line Funding, LLC
5.31%, 01/11/07 (a)(b)(c)	19,676	19,647
5.33%, 01/22/07 (a)(b)(c)	38,000	37,883
Park Avenue Receivables Co., L.L.C.
5.33%, 01/23/07 (a)(b)(c)	101,542	101,213

10 See financial notes

Schwab Money Market Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Park Granada, L.L.C.
5.35%, 03/20/07 (b)(c)	19,000	18,783
5.31%, 04/30/07 (b)(c)	50,000	49,146
5.31%, 05/01/07 (b)(c)	19,000	18,673
Picaros Funding, L.L.C.
5.32%, 01/10/07 (a)(b)(c)	35,000	34,954
5.52%, 02/02/07 (a)(b)(c)	72,300	71,955
Rabobank USA Financial Corp.
5.28%, 01/02/07 (a)	200,000	199,971
Ranger Funding Co., L.L.C.
5.31%, 01/23/07 (a)(b)(c)	177,000	176,431
San Paolo IMI U.S. Financial Co.
5.30%, 04/03/07 (a)	8,800	8,684
5.31%, 04/03/07 (a)	8,000	7,894
5.33%, 06/14/07 (a)	87,000	84,943
Santander Central Hispano Finance (Delaware), Inc.
5.34%, 04/16/07 (a)	50,000	49,240
5.33%, 06/14/07 (a)	72,883	71,160
Scaldis Capital Ltd.
5.36%, 01/22/07 (a)(b)(c)	120,000	119,627
5.32%, 03/16/07 (a)(b)(c)	38,216	37,804
5.32%, 03/23/07 (a)(b)(c)	6,030	5,959
5.34%, 03/26/07 (a)(b)(c)	42,266	41,746
5.35%, 04/16/07 (a)(b)(c)	5,741	5,654
Sedna Finance, Inc.
5.32%, 01/16/07 (b)(c)	67,000	66,853
5.32%, 02/02/07 (b)(c)	4,000	3,981
5.33%, 02/08/07 (b)(c)	21,000	20,883
5.35%, 05/08/07 (b)(c)	62,000	62,000
Sigma Finance, Inc.
5.32%, 01/29/07 (b)(c)	56,000	55,773
5.42%, 02/22/07 (b)(c)	80,000	79,391
5.30%, 03/06/07 (b)(c)	36,000	35,665
5.33%, 03/29/07 (b)(c)	20,000	19,749
5.31%, 04/03/07 (b)(c)	45,000	44,405
5.41%, 05/29/07 (b)(c)	17,000	16,637
5.33%, 07/02/07 (b)(c)	38,000	37,008
Societe Generale North America, Inc.
5.45%, 02/07/07 (a)	40,000	39,782
5.31%, 03/14/07 (a)	10,000	9,895
5.33%, 05/16/07 (a)	40,987	40,189
5.30%, 06/11/07 (a)	19,000	18,561
Stadshypotek Delaware, Inc.
5.31%, 02/05/07 (a)(c)	33,000	32,831
Stanfield Victoria Funding
5.33%, 01/26/07 (b)(c)	49,000	48,821
5.33%, 02/15/07 (b)(c)	11,500	11,424
5.32%, 03/06/07 (b)(c)	15,000	14,860
5.32%, 03/06/07 (b)(c)	43,000	42,599
Swedbank AB
5.31%, 01/22/07	43,000	42,869
5.34%, 05/02/07	22,500	22,107
Swedbank Mortgage AB
5.31%, 02/08/07	132,000	131,267
Thunder Bay Funding, L.L.C.
5.34%, 03/21/07 (a)(b)(c)	28,414	28,085
5.33%, 03/22/07 (a)(b)(c)	34,204	33,804
Ticonderoga Funding, L.L.C.
5.31%, 02/16/07 (a)(b)(c)	147,415	146,424
UBS Finance (Delaware), Inc.
5.35%, 02/01/07 (a)	34,000	33,847
5.30%, 06/12/07 (a)	32,000	31,257
Unicredito Italiano Bank (Ireland), PLC
5.35%, 04/18/07 (c)	18,000	17,722
Variable Funding Capital Corp.
5.30%, 03/06/07 (a)(b)(c)	10,000	9,907
Westpac Banking Corp.
5.42%, 02/21/07 (c)	50,000	49,627
5.34%, 05/02/07 (c)	157,000	154,256
5.31%, 05/07/07 (c)	54,000	53,019
5.31%, 05/08/07 (c)	57,000	55,956
Westpac Trust Securities NZ Ltd.
5.35%, 04/17/07 (a)(c)	13,000	12,801
White Pine Finance, L.L.C.
5.32%, 01/09/07 (b)(c)	28,000	27,967
5.31%, 01/10/07 (b)(c)	36,000	35,953
Windmill Funding Corp.
5.32%, 01/25/07 (a)(b)(c)	9,000	8,969
5.32%, 03/23/07 (a)(b)(c)	29,000	28,657

		11,382,744

Promissory Notes 0.5%

The Goldman Sachs Group, Inc.
5.35%, 01/19/07 (d)	100,000	100,000

Total Fixed-Rate Obligations (Cost $17,017,647)		17,017,647

Variable-Rate Obligations 14.2% of net assets

ABAG Financial Authority for Nonprofit Corps., California
5.35%, 01/04/07 (a)	17,735	17,735
Albuquerque, New Mexico Airport Series B
5.42%, 01/03/07 (a)	15,700	15,700
Bank of Ireland
5.35%, 01/22/07 (c)	50,000	50,000
Bank of New York Co., Inc.
5.41%, 01/29/07 (c)	75,000	75,000
Barclays Bank PLC
5.30%, 01/29/07	25,000	25,000
Canadian Imperial Bank of Commerce
5.43%, 01/16/07	100,000	100,000
5.35%, 01/23/07	65,000	65,000
CFM International, Inc.
5.37%, 01/02/07 (a)(c)	12,035	12,035
City of Santa Rosa, California
5.35%, 01/04/07 (a)	9,200	9,200
Commonwealth Bank of Australia
5.35%, 01/24/07 (c)	50,000	50,000
Cook County, IL
5.37%, 01/03/07 (a)	30,000	30,000
General Electric Capital Corp.
5.48%, 01/09/07	175,000	175,000
5.48%, 01/17/07	75,000	75,000
Genworth Life & Annuity
5.42%, 01/01/07 (d)	50,000	50,000
5.43%, 01/01/07 (d)	100,000	100,000
J.P. Morgan Securities, Inc.
5.32%, 01/01/07 (c)	100,000	100,000
K2 (USA), L.L.C.
5.31%, 01/16/07 (b)(c)	110,000	109,995
Links Finance, L.L.C.
5.33%, 01/16/07 (b)(c)	49,000	49,000
5.37%, 01/16/07 (b)(c)	93,000	93,002

See financial notes 11

Schwab Money Market Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

5.31%, 01/17/07 (b)(c)	20,000	20,000
5.35%, 01/22/07 (b)(c)	50,000	50,010
LoanStar Assets Partners II, L.P.
5.37%, 01/04/07 (a)	45,000	45,000
Lowndes Corp., Georgia
5.45%, 01/04/07 (a)(c)	1,850	1,850
Merlot 2000 B
5.50%, 01/03/07 (a)(c)	32,630	32,630
Merlot 2001 A67
5.50%, 01/03/07 (a)(c)	35,065	35,065
Merlot 2001 A7
5.50%, 01/03/07 (a)(c)	15,470	15,470
Merrill Lynch & Co., Inc.
5.36%, 01/16/07	100,000	100,000
Metropolitan Life Insurance Co.
5.40%, 01/01/07 (d)	100,000	100,000
5.39%, 01/26/07 (d)	100,000	100,000
Morgan Stanley
5.37%, 01/03/07	240,000	240,000
New Jersey Economic Development Authority
5.32%, 01/02/07 (a)	60,415	60,415
Nordea Bank AB
5.33%, 01/09/07 (c)	50,000	50,000
5.36%, 01/11/07 (c)	45,000	45,000
Royal Bank of Canada
5.40%, 01/10/07	60,000	60,000
Royal Bank of Scotland, PLC
5.34%, 01/22/07 (c)	185,000	185,000
SE Christian Church, Jefferson County, Kentucky
5.35%, 01/04/07 (a)	7,285	7,285
Sigma Finance, Inc.
5.35%, 01/16/07 (b)(c)	20,000	20,001
Sisters of Mercy of the Americas Regional Community of Omaha, Nebraska
5.35%, 01/04/07 (a)	11,860	11,860
Societe Generale
5.34%, 01/02/07 (c)	60,000	60,000
Sumitomo Trust & Banking Co.
5.35%, 01/10/07	40,000	40,000
The Goldman Sachs Group, Inc.
5.40%, 01/09/07 (c)(d)	225,000	225,000
Wachovia Asset Securitization Issuance, L.L.C.
5.34%, 01/25/07 (a)(b)(c)	30,367	30,367
Wells Fargo & Co.
5.40%, 01/02/07 (c)	75,000	75,000
5.36%, 01/16/07 (c)	165,000	165,003
White Pine Finance, L.L.C.
5.31%, 01/10/07 (b)(c)	70,000	69,999
5.31%, 01/29/07 (b)(c)	35,000	34,999

Total Variable-Rate Obligations (Cost $3,081,621)		3,081,621

	Maturity Amount	Value
Security	($ x 1,000)	($ x 1,000)

Other Investments 7.3% of net assets

Repurchase Agreements 7.3%

Barclays Capital, Inc.
Tri-Party Repurchase Agreement dated 12/29/06, due 01/02/07 at 5.31%, fully collateralized by U.S. Government Securities with a value of $382,500.	375,221	375,000
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement dated 12/29/06, due 01/02/07 at 5.32% fully collateralized by U.S. Government Securities with a value of $74,451.	73,033	72,990
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement dated 12/29/06, due 01/02/07 at 5.30%, fully collateralized by U.S. Government Securities with a value of $153,000.	150,088	150,000
UBS Financial Services, Inc.
Tri-Party Repurchase Agreement dated 12/29/06, due 01/02/07 at 5.32% fully collateralized by U.S. Government Securities with a value of $1,020,000.	1,000,591	1,000,000

Total Other Investments (Cost $1,597,990)		1,597,990

End of Investments.

At 12/31/06, the tax basis cost of the fund’s investments was $21,697,258.

At 12/31/06, portfolio holdings included illiquid and/or restricted securities as follows:

Issuer
Rate, Acquisition Date,	Face Amount	Cost/Value
Maturity Date	($ x 1,000)	($ x 1,000)

Blue Spice, L.L.C.
5.35%, 12/20/06, 01/02/07	14,000	13,998
5.37%, 09/07/06, 02/08/07	49,000	48,728

		62,726

12 See financial notes

Schwab Money Market Fund

Portfolio Holdings continued

Issuer
Rate, Acquisition Date,	Face Amount	Cost/Value
Maturity Date	($ x 1,000)	($ x 1,000)

Genworth Life & Annuity
5.42%, 02/01/06, 01/01/07	50,000	50,000
5.43%, 06/01/06, 01/01/07	100,000	100,000

		150,000
Metropolitan Life Insurance Co.
5.40%, 02/01/06, 01/01/07	100,000	100,000
5.39%, 10/27/06, 01/26/07	100,000	100,000

		200,000
The Goldman Sachs Group, Inc.
5.40%, 04/26/06, 01/09/07	225,000	225,000
5.35%, 08/09/06, 01/19/07	100,000	100,000

		325,000

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $8,390,539 or 38.6% of net assets.
(d)	Illiquid and/or restricted security.

See financial notes 13

Schwab Money Market Fund

Statement of
Assets and Liabilities
As of December 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value		$21,697,258
Receivables:
Investments sold		975
Interest		102,972
Prepaid expenses	+	115

Total assets		21,801,320

Liabilities
Payables:
Investments bought		37,008
Investment adviser and administrator fees		509
Transfer agent and shareholder services fees		798
Trustees’ fees		16
Accrued expenses	+	1,085

Total liabilities		39,416

Net Assets
Total assets		21,801,320
Total liabilities	−	39,416

Net assets		$21,761,904
Net Assets by Source
Capital received from investors		21,761,948
Net realized capital losses		(44)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$21,761,904		21,762,507		$1.00

14 See financial notes

Schwab Money Market Fund

Statement of
Operations
For January 1, 2006 through December 31, 2006. All numbers x 1,000.

Investment Income
Interest		$1,575,461

Net Realized Gains and Losses
Net realized gains on investments		5

Expenses
Investment adviser and administrator fees		102,096
Transfer agent and shareholder service fees		142,445
Shareholder reports		2,311
Portfolio accounting fees		1,046
Custodian fees		967
Registration fees		902
Trustees’ fees		106
Professional fees		87
Overdraft expense		1
Other expenses	+	363

Total expenses		250,324
Expense reduction by adviser and Schwab	−	16,081
Custody credits	−	4

Net expenses		234,239

Increase in Net Assets from Operations
Total investment income		1,575,461
Net expenses	−	234,239

Net investment income		1,341,222
Net realized gains	+	5

Increase in net assets from operations		$1,341,227

See financial notes 15

Schwab Money Market Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		1/1/06-12/31/06	1/1/05-12/31/05
Net investment income		$1,341,222	$1,083,432
Net realized gains	+	5	—

Increase in net assets from operations		1,341,227	1,083,432

Distributions Paid
Dividends from net investment income		1,341,222	1,083,432

Transactions in Fund Shares*
Shares sold		103,610,347	133,869,279
Shares reinvested		1,283,663	1,067,563
Shares redeemed	+	(125,684,521)	(136,407,280)

Net transactions in fund shares		(20,790,511)	(1,470,438)

Net Assets
Beginning of period		42,552,410	44,022,848
Total decrease	+	(20,790,506)	(1,470,438)

End of period		$21,761,904	$42,552,410

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

16 See financial notes

Schwab Money Market Fund

Financial Notes

1. Business Structure of the Fund:

Schwab Money Market Fund is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York Municipal Money Fund
Schwab New Jersey Municipal Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab Massachusetts Municipal Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves

Schwab Money Market Fund offers one share class. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The fund values the securities in its portfolio at amortized cost, which approximates market value.

(b) Portfolio Investments:

Repurchase Agreements: The fund may enter into repurchase agreements. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The fund’s repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund’s custodian (or, in the case of tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Delayed-Delivery: The fund may buy securities on a delayed-delivery basis. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If the fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

 17

Schwab Money Market Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(e) Expenses:

Expenses that are specific to a fund within the trust are charged directly to that fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund declares dividends every day it is open for business. These dividends, which are equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liability arising out of the performance of their duties to the funds. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48—Accounting for Uncertainty in Income Taxes—an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. A fund with a fiscal year ending December 31 will implement FIN 48 no later than June 29, 2007, and it will apply to all open tax years. This interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. We have not yet completed our evaluation of the impact, if any, of adopting FIN 48 on the fund’s financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the fund’s financial statement disclosures.

18

Schwab Money Market Fund

Financial Notes (continued)

3.	Affiliates and Affiliated Transactions:

(All dollar amounts are x 1,000.)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s shareholder services agent and transfer agent.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $1 billion	0.38%
Over $1 billion	0.35%
Over $10 billion	0.32%
Over $20 billion	0.30%
Over $40 billion	0.27%

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Transfer Agent Fees	Shareholder Service Fees

0.25%	0.20%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses to 0.74% through April 29, 2007.

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended December 31, 2006, the fund’s total security transactions with other Schwab Funds was $222,000.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

Trustees

Trustees may include people who are officers and/ or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

4.	Borrowing:

The fund may borrow money from banks and custodians. The fund may obtain temporary bank loans through the trust to which it belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with State Street Corporation and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing from the lines of credit for the fund during the period.

 19

Schwab Money Market Fund

Financial Notes (continued)

5.	Federal Income Taxes:

(All dollar amounts are x 1,000.)

As of December 31, 2006, the fund had no undistributed earnings on a tax basis.

As of December 31, 2006, the fund had capital loss carry forwards available to offset future net capital gains before the expiration date:

Expire

2007	$44

The fund utilized capital loss carryforwards during the year end December 31, 2006 in the amount of:

Capital losses utilized	$5

The tax-basis components of distributions during the current period and prior fiscal year were:

	Current period distributions	Prior period distributions

From ordinary income	$1,341,222	$1,083,432
From long-term capital gains	—	—

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2006, no such classifications were required.

20

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Money Market Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Money Market Fund (one of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the “Fund”) at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 15, 2007

 21

Trustees and Officers

The tables below gives information about the trustees and officers for The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. As of December 31, 2006, the Fund Complex included 95 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the Trust; (Term of		Fund Complex
Office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC. From 1996 to 2001, Vice President for Business Affairs and Chief Financial Officer of Stanford University, and in 2001, Special Advisor to the President of Stanford University.	95	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.

Donald F. Dorward 1931 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996-1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	57	None.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals). Prior to August 1998, Dean of the Haas School of Business, University of California, Berkeley (higher education).	95	Board 1—Director, Mission West Properties
Board 2—Director, TOUSA
Board 3—Director, Harris-Stratex Networks
Board 4—Director, Genitope Corp.
Board 5—Director & Non-Executive Chairman, Solectron Corp.
			Board 6—Director, Ditech Networks

Robert G. Holmes 1931 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm)	57	None.

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman and Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	57	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Oneok Partners LP.

22

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the Trust; (Term of		Fund Complex
Office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D.R. Stephens & Company (investments). Prior to 1996, Chairman and Chief Executive Officer of North American Trust (real estate investment trust).	57	None.

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	57	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the Trust; (Term of		Fund Complex
Office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc.; Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	57	None.

Randall W. Merk[2] 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2005.)	Executive Vice President and President, Schwab Financial Products, Charles Schwab & Co., Inc.; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc. Prior to September 2002, President and Chief Investment Officer, American Century Investment Management, and Director, American Century Companies, Inc.	95	None.

 23

Officers of the Trust
Name, Year of Birth, and Position(s)
with the Trust; (Term of Office, and
Length of Time Served3)	Principal Occupations During the Past Five Years

Evelyn Dilsaver 1955 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2004.)	President, Chief Executive Officer, and Director, Charles Schwab Investment Management, Inc.; Executive Vice President, Charles Schwab & Co., Inc; President and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust; President, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; President, Mutual Fund Division, UST Advisers, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co., Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer—Fixed Income (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer—Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer—Equities (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer—Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of The Charles Schwab Family of Funds since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President Charles Schwab & Co., Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management, Inc. From 2000 to 2002, Vice President, Internal Audit, Charles Schwab & Co., Inc.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc.; Chief Legal Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. Prior to June 1998, Branch Chief in Enforcement at U.S. Securities and Exchange Commission in San Francisco.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

24

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the Trust; (Term of Office, and
Length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

 25

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset-backed securities Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

bond anticipation notes Obligations sold by a municipality on an interim basis in anticipation of the municipality’s issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all dividends were reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount returned to the bondholder.

Portfolio terms

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES	Adjustable convertible extendable security
BAN	Bond anticipation note
COP	Certificate of participation
GAN	Grant anticipation note
GO	General obligation
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond
M/F	Multi-family
RAN	Revenue anticipation note
RB	Revenue bond
S/F	Single-family
TAN	Tax anticipation note
TECP	Tax-exempt commercial paper
TRAN	Tax and revenue anticipation note
VRD	Variable-rate demand

26

money market securities High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, bankers acceptances, notes and time deposits.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

 27

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you’re an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab Technology Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Viewpoints Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Short/Intermediate Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Short/Intermediate
  Tax-Free Bond Fundtm
Schwab California Long-Term Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR31359-02

Schwab Taxable Money Funds

Annual Report
December 31, 2006

Schwab Government
Money Fundtm

Schwab U.S. Treasury
Money Fundtm

Schwab Value Advantage
Money Fund®

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

I want to thank you for entrusting us with your investments. I have always felt that money funds play an integral role in providing current income for cash between long-term investments. While no investment is completely risk-free, money funds are a good choice for investors who want to reduce volatility inherent in mostly stock portfolios.

Schwab Funds® are managed by Charles Schwab Investment Management, Inc., one of the largest mutual fund managers in the U.S. Our portfolio managers share a passion for investment research and analysis. I am proud of their depth of experience, which reflects an average of 14 years in the investment industry. And, I am impressed by the commitment that our managers bring to the stewardship of the funds, for you, their shareholders.

Whether you’re in a higher tax bracket and could use the potential benefits of municipal money funds, or are looking for the added protection of U.S. Government securities, we offer a range of money funds with distinct investment strategies to meet your needs.

In closing, once again I want to thank you for choosing Schwab. We strive every day to warrant the trust you have placed in us.

Sincerely,

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

Schwab Taxable Money Funds 1

From the President

Evelyn Dilsaver is President and CEO of Charles Schwab Investment Management, Inc. and of each of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I am pleased to present the annual report for your Schwab money fund for the period ended December 31, 2006. During the report period, our money funds performed as designed, providing you with current income, as well as stability of capital and convenient access to your money.

Schwab offers a range of both taxable and tax-advantaged money funds with distinct investment strategies. We recently expanded our money fund product line with the launch of the Schwab AMT Tax-Free Money Fundtm. This fund is designed for investors seeking income exempt from the alternative minimum tax.

I would also like to take this opportunity to remind you that our lower priced Schwab Value Advantage Investments® shares are available with many of our money funds, including the Schwab AMT Tax-Free Money Fund. These shares are designed for investors who have larger balances and don’t need frequent access to their cash. They require a minimum initial investment of $25,000 ($15,000 for IRA and custodial accounts) but may offer higher yields than Sweep Investments.

In closing, I speak for all of us at Schwab when I say our goal is to give you the financial products, guidance and personal relationship you need to succeed.

Thank you for investing in Schwab Funds®.

Sincerely,

Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax. Capital gains are not exempt from federal income tax.

2 Schwab Taxable Money Funds

The Investment Environment and the Funds

Linda Klingman (upper left), vice president and senior portfolio manager, has overall responsibility for the management of the Taxable Money Funds.

Karen Wiggan (seated), vice president and senior portfolio manager, has overall and day-to-day responsibility for the management of the Government Money and U.S. Treasury Money Funds.

Mike Neitzke (upper right), portfolio manager, has day-to-day responsibility for management of the Value Advantage Money Fund.

As the U.S. economy transitioned towards slower growth, the markets remained resilient and ended the one-year period with positive results, aided by higher corporate profitability, falling energy/commodity prices, and stable interest rates. Major equity indexes finished off the year with bullish returns, while Treasury debt prices drifted lower in response to a handful of strong U.S. economic reports towards the end of the period. Several key issues continued to resonate with investors, including Federal Reserve (the Fed) policy, slowing economic growth, inflation concerns, a sluggish real estate market, and fluctuating energy prices.

Though falling existing home sales and lower motor vehicle production did much to curtail growth in the eyes of the Fed, favorable labor market conditions, sustained increases in labor income, and lower energy prices continued to promote sustainable growth. The unemployment rate fell to a cyclical low of 4.5% in the fourth quarter of 2006, while consumer spending and business investment remained key contributors to GDP growth.

In its December 2006 statement, the Fed noted that the economy appeared to be growing at a more moderate rate as a result of prior rate increases, lagged effects of energy prices, which remained relatively high, despite recent declines, and a substantial cooling of the housing market. Consistent with the Fed’s report, GDP continued to decline, growing approximately 2% in the fourth quarter of 2006, down significantly relative to prior periods.

Energy prices remained a key issue in the markets over the past year. Unlike 2005, the past year saw a rather mild hurricane season. Prices declined throughout the report period due to a lack of hurricanes in the Gulf of Mexico, as well as an increase in U.S. fuel inventories. More recently, abundant heating inventories, warmer weather, and skepticism regarding OPEC’s proposed production cuts contributed to a slip in oil prices. Crude oil has declined roughly 28% since July 2006’s record $78.40 per barrel, yet still remained around the $55-$56 per barrel range at the end of the report period, as diminishing U.S. crude inventories and concern about global surplus lingered in investors’ minds.

The events of 2006 also had a significant impact on the housing market. Housing starts and existing home sales continued to decline throughout the period, even though by historical standards, they remained relatively strong. Although housing negatively affected GDP, rebounds in income, consumer spending, and investments helped to offset the impact. Concerns remained as to whether the Fed’s actions, and the immediate effects on the housing market, would spill over into the rest of the economy.

Inflation continued to be of concern to the Fed throughout 2006. Core inflation, which excludes the more volatile food and energy components, decelerated significantly, yet still remained above their comfort zone. In efforts to curb inflationary pressures, the Fed raised short-term interest rates four times during the report period. The August 2006 meeting marked a key point in the year as the Fed elected at that time to leave the target rate unchanged at 5.25%, where it remained as of the end of the report period. This was the first time they had not raised rates since the series of 17 consecutive rate hikes began in June 2004.

Schwab Taxable Money Funds 3

The Investment Environment and the Funds continued

The Schwab Government Money Fund maintained a shorter weighted average maturity (WAM) by focusing on short-term discount notes and repurchase agreements, balanced with selective extensions into longer-dated maturities during the first half of the year. As expectations for the Fed began to change from increasing rates to a Fed on hold and/or potential easing, we felt the longer end of the curve represented value and provided a good opportunity to add yield to the portfolio. To that end, we extended the fund and maintained a weighted average maturity longer than other funds with similar investment objectives throughout the second half of the year. This action benefited the fund’s performance because we extended the WAM during a period in which the money market curve was positively sloped. We were able to add yield to the portfolio prior to the flattening and subsequent inversion of the curve. Additionally, throughout the year, the supply of agency discount notes declined. Subsequently, the spread between agency discount notes and repurchase agreements widened. Therefore, the fund benefited from the yield advantage provided by this increase in spread.

The Schwab U.S. Treasury Money Fund maintained a longer weighted average maturity (WAM) to take advantage of the volatility in the Treasury bill and Treasury coupon curve during the report period. During the first half of the year, the rate of bill issuance remained lower due to strong tax receipts and a smaller than anticipated budget deficit. During the second half of the year, in particular the fourth quarter, the Treasury issued more bill supply than expected and yields rose with the increase in supply. Although Treasury bill yields remained volatile throughout the period, the fund took advantage of the general rise in short-term rates. Because many Treasury coupons were bought and held, the price of these securities increased, thereby giving Treasury bills a favorable yield spread relative to the coupons. The fund purchased Treasury bills to provide for liquidity and to take advantage of the favorable yields.

The Schwab Value Advantage Money Fund was positioned for a continued rise in short-term interest rates early in the report period. Mid-year, our expectations were that growth would slow and inflation would moderate leading the Fed to pause in its rate-hiking campaign. At this time, we felt the longer end of the curve represented value and provided a good opportunity to add yield to the portfolio. To that end, we extended the fund and maintained a weighted average maturity (WAM) longer than other funds with similar investment objectives throughout the second half of the year. This action benefited the fund’s performance because we extended the WAM during a period in which the money market curve was positively sloped. This allowed us to add yield to the portfolio prior to the flattening and subsequent inversion of the curve.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Taxable Money Funds

Performance and Fund Facts as of 12/31/06

 Seven-Day Yields

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Government	U.S. Treasury
	Money Fund	Money Fund	Value Advantage Money Fund

						Institutional
			Investor	Select	Institutional	Prime
			Shares	Shares®	Shares	Shares
Ticker Symbol	SWGXX	SWUXX	SWVXX	SWBXX	SWAXX	SNAXX

Seven-Day Yield[1]	4.61%	4.43%	4.95%	5.05%	5.16%	5.19%

Seven-Day Yield–No Waiver[2]	4.51%	4.20%	4.80%	4.90%	5.01%	5.03%

Seven-Day Effective Yield[1]	4.71%	4.52%	5.07%	5.18%	5.29%	5.33%

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Statistics

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

	Government	U.S. Treasury	Value Advantage
	Money Fund	Money Fund	Money Fund

Weighted Average Maturity	15 days	75 days	58 days

Credit Quality of Holdings % of portfolio	100% Tier 1	100% Tier 1	100% Tier 1

Minimum Initial Investment[3]
Sweep Investments	*	*	n/a
Investor Shares ($15,000 for IRA and custodial accounts)	n/a	n/a	$25,000
Select Shares	n/a	n/a	$1,000,000
Institutional Shares	n/a	n/a	$3,000,000
Institutional Prime Shares	n/a	n/a	$10,000,000

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

1Fund expenses have been partially absorbed by CSIM and Schwab.

2Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

3Please see prospectus for further detail and eligibility requirements.

*Subject to the eligibility terms and conditions of your Schwab account agreement.

Schwab Taxable Money Funds 5

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2006 and held through Dec 31, 2006.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/06	at 12/31/06	7/1/06–12/31/06

Schwab Government Money Fundtm
Actual Return	0.75%	$1,000	$1,023.40	$3.83
Hypothetical 5% Return	0.75%	$1,000	$1,021.42	$3.82

Schwab U.S. Treasury Money Fundtm
Actual Return	0.61%	$1,000	$1,022.40	$3.11
Hypothetical 5% Return	0.61%	$1,000	$1,022.13	$3.11

Schwab Value Advantage Money Fundtm
Investor Shares
Actual Return	0.45%	$1,000	$1,025.10	$2.30
Hypothetical 5% Return	0.45%	$1,000	$1,022.94	$2.29
Select Shares®
Actual Return	0.35%	$1,000	$1,025.60	$1.79
Hypothetical 5% Return	0.35%	$1,000	$1,023.44	$1.79
Institutional Shares
Actual Return	0.24%	$1,000	$1,026.20	$1.23
Hypothetical 5% Return	0.24%	$1,000	$1,024.00	$1.22
Institutional Prime Shares
Actual Return	0.21%	$1,000	$1,012.50	$0.51
Hypothetical 5% Return	0.21%	$1,000	$1,011.55	$0.51

1Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period (88 days of the period for Value Advantage Money Fund’s Institutional Prime Shares from 10/05/06, commencement of operations, to 12/31/06), and divided by 365 days of the fiscal year.

6 Schwab Taxable Money Funds

Schwab Government Money Fundtm

Financial Statements

Financial Highlights

	1/1/06–	1/1/05–	1/1/04–	1/1/03–	1/1/02–
Investor Shares	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income from investment operations:
Net investment income	0.04	0.03	0.01	0.00 [1]	0.01

Less distributions:
Dividends from net investment income	(0.04)	(0.03)	(0.01)	(0.00)[1]	(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	4.37	2.52	0.65	0.48	1.20

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.75	0.75	0.75	0.75	0.75
Gross operating expenses	0.84	0.83	0.83	0.83	0.83
Net investment income	4.31	2.49	0.64	0.49	1.19
Net assets, end of period ($ x 1,000,000)	3,513	2,471	2,535	2,838	3,092

1 Per-share amount was less than $0.01.

See financial notes 7

Schwab Government Money Fund

Portfolio Holdings as of December 31, 2006

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

17.6%	Federal Agency Securities	619,767	619,767
81.8%	Other Investments	2,872,907	2,872,907

99.4%	Total Investments	3,492,674	3,492,674
0.6%	Other Assets and Liabilities		20,238

100.0%	Net Assets		3,512,912

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Federal Agency Securities 17.6% of net assets

Fixed-Rate Discount Notes 11.8%

Fannie Mae
5.22%, 01/02/07	18,370	18,367
5.23%, 01/02/07	19,352	19,349
5.26%, 01/02/07	60,682	60,673
5.25%, 02/01/07	46,000	45,795
5.25%, 03/01/07	143,754	142,534
5.51%, 04/27/07	9,594	9,431
Federal Home Loan Bank
5.19%, 01/26/07	30,300	30,192
5.24%, 02/02/07	8,040	8,003
Freddie Mac
5.24%, 01/03/07	10,350	10,347
5.20%, 01/16/07	5,700	5,688
5.24%, 01/16/07	9,500	9,480
5.24%, 02/12/07	30,000	29,821
5.19%, 03/23/07	25,500	25,208

		414,888

Fixed-Rate Coupon Notes 4.4%

Fannie Mae
5.16%, 01/19/07	15,000	14,982
5.23%, 02/22/07	20,000	19,953
5.30%, 01/08/07	25,000	25,000
Federal Home Loan Bank
5.50%, 10/02/07	15,000	15,000
5.35%, 11/21/07	20,000	20,000
Freddie Mac
5.19%, 03/16/07	10,000	9,951
5.35%, 11/21/07	50,000	50,000

		154,886

Variable-Rate Coupon Note 1.4%

Freddie Mac
5.22%, 05/07/07	50,000	49,993

Total Federal Agency Securities (Cost $619,767)		619,767

	Maturity Amount	Value
Security	($ x 1,000)	($ x 1,000)

Other Investments 81.8% of net assets

Repurchase Agreements 81.8%

Bank of America Securities L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $81,600
5.26%, issued 12/07/2006, due 01/07/07	40,181	40,000
5.27%, issued 12/06/2006, due 01/07/07	40,187	40,000
Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $357,000
5.28%, issued 12/28/2006, due 01/07/07	40,059	40,000
5.28%, issued 12/29/2006, due 01/07/07	50,066	50,000
5.27%, issued 10/03/2006, due 01/08/07	30,426	30,000
5.27%, issued 10/04/2006, due 01/09/07	30,426	30,000
5.28%, issued 10/12/2006, due 01/11/07	20,267	20,000
5.27%, issued 10/06/2006, due 01/12/07	40,574	40,000
5.29%, issued 10/26/2006, due 01/24/07	30,397	30,000
5.29%, issued 10/27/2006, due 01/25/07	30,397	30,000
5.29%, issued 10/30/2006, due 01/29/07	20,267	20,000
5.28%, issued 12/26/2006, due 03/26/07	30,396	30,000
5.29%, issued 11/27/2006, due 05/29/07	30,807	30,000

8 See financial notes

Schwab Government Money Fund

Portfolio Holdings continued

	Maturity Amount	Value
Security	($ x 1,000)	($ x 1,000)

Bear Stearns & Co., Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $388,413
5.33%, issued 12/29/2006, due 01/02/07	300,178	300,000
5.28%, issued 12/27/2006, due 01/07/07	50,081	50,000
5.50%, issued 07/14/2006, due 01/07/07	30,811	30,000
Credit Suisse First Boston L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $606,845
5.32%, issued 12/29/2006, due 01/02/07	7,912	7,907
5.28%, issued 11/01/2006, due 01/03/07	30,277	30,000
5.28%, issued 11/02/2006, due 01/05/07	30,282	30,000
5.27%, issued 12/08/2006, due 01/07/07	35,154	35,000
5.27%, issued 12/15/2006, due 01/07/07	22,074	22,000
5.27%, issued 09/25/2006, due 01/07/07	25,381	25,000
5.28%, issued 12/04/2006, due 01/07/07	50,249	50,000
5.28%, issued 11/14/2006, due 01/07/07	50,396	50,000
5.29%, issued 11/10/2006, due 01/07/07	40,341	40,000
5.29%, issued 11/20/2006, due 01/07/07	45,317	45,000
5.31%, issued 09/19/2006, due 01/07/07	25,406	25,000
5.32%, issued 09/15/2006, due 01/07/07	30,505	30,000
5.32%, issued 10/23/2006, due 01/07/07	40,449	40,000
5.32%, issued 10/19/2006, due 01/07/07	25,295	25,000
5.32%, issued 10/20/2006, due 01/07/07	30,350	30,000
5.34%, issued 10/24/2006, due 01/07/07	25,278	25,000
5.34%, issued 09/18/2006, due 01/07/07	25,412	25,000
5.35%, issued 09/12/2006, due 01/07/07	20,348	20,000
5.44%, issued 08/03/2006, due 01/07/07	20,474	20,000
5.46%, issued 08/04/2006, due 01/07/07	20,473	20,000
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $372,300
5.27%, issued 10/05/2006, due 01/07/07	20,275	20,000
5.27%, issued 11/27/2006, due 01/07/07	30,180	30,000
5.28%, issued 11/13/2006, due 01/07/07	25,202	25,000
5.28%, issued 12/05/2006, due 01/07/07	40,194	40,000
5.28%, issued 11/21/2006, due 01/07/07	30,207	30,000
5.28%, issued 10/11/2006, due 01/07/07	35,452	35,000
5.28%, issued 10/10/2006, due 01/07/07	40,522	40,000
5.28%, issued 11/22/2006, due 01/07/07	25,169	25,000
5.28%, issued 12/20/2006, due 01/07/07	25,066	25,000
5.29%, issued 11/09/2006, due 01/07/07	25,217	25,000
5.29%, issued 11/17/2006, due 01/07/07	45,337	45,000
5.30%, issued 11/13/2006, due 01/07/07	25,202	25,000
Goldman Sachs & Co.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $510,000
5.35%, issued 12/29/2006, due 01/02/07	500,297	500,000
Morgan Stanley & Co., Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $441,966
5.27%, issued 12/12/2006, due 01/07/07	15,057	15,000
5.27%, issued 09/27/2006, due 01/07/07	20,299	20,000
5.27%, issued 12/29/2006, due 01/07/07	30,039	30,000
5.27%, issued 09/25/2006, due 01/07/07	30,457	30,000
5.27%, issued 12/13/2006, due 01/07/07	37,135	37,000
5.27%, issued 12/11/2006, due 01/07/07	40,158	40,000
5.28%, issued 12/18/2006, due 01/07/07	28,082	28,000
5.28%, issued 12/19/2006, due 01/07/07	30,084	30,000
5.28%, issued 12/21/2006, due 01/07/07	43,107	43,000
5.29%, issued 11/15/2006, due 01/07/07	40,311	40,000
5.30%, issued 10/02/2006, due 01/07/07	25,357	25,000

See financial notes 9

Schwab Government Money Fund

Portfolio Holdings continued

	Maturity Amount	Value
Security	($ x 1,000)	($ x 1,000)

5.32%, issued 09/21/2006, due 01/07/07	25,399	25,000
5.33%, issued 09/11/2006, due 01/07/07	35,611	35,000
5.36%, issued 08/25/2006, due 01/07/07	20,402	20,000
5.40%, issued 08/14/2006, due 01/07/07	15,328	15,000
UBS Financial Services, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $173,414
5.27%, issued 10/03/2006, due 01/04/07	40,545	40,000
5.40%, issued 08/08/2006, due 01/05/07	20,450	20,000
5.27%, issued 10/05/2006, due 01/07/07	20,275	20,000
5.29%, issued 11/08/2006, due 01/07/07	40,353	40,000
5.41%, issued 07/31/2006, due 01/07/07	20,481	20,000
5.46%, issued 07/25/2006, due 01/07/07	30,755	30,000

Total Other Investments (Cost $2,872,907)		2,872,907

End of Investments.

At 12/31/06, the tax basis cost of the fund’s investments was $3,492,674.

10 See financial notes

Schwab Government Money Fund

Statement of
Assets and Liabilities
As of December 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value		$619,767
Repurchase agreements, at cost and value		2,872,907

Total investments, at cost and value		3,492,674
Receivables:
Interest		20,471
Prepaid expenses	+	10

Total assets		3,513,155

Liabilities
Payables:
Investment adviser and administrator fees		75
Transfer agent and shareholder services fees		131
Accrued expenses	+	37

Total liabilities		243

Net Assets
Total assets		3,513,155
Total liabilities	−	243

Net assets		$3,512,912
Net Assets by Source
Capital received from investors		3,513,126
Net realized capital losses		(214)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$3,512,912		3,514,024		$1.00

See financial notes 11

Schwab Government Money Fund

Statement of
Operations
For January 1, 2006 through December 31, 2006. All numbers x 1,000.

Investment Income
Interest		$140,903

Expenses
Investment adviser and administrator fees		10,041
Transfer agent and shareholder service fees		12,525
Registration fees		369
Shareholder reports		167
Portfolio accounting fees		104
Custodian fees		69
Professional fees		31
Trustees’ fees		24
Other expenses	+	27

Total expenses		23,357
Expense reduction by adviser and Schwab	−	2,483

Net expenses		20,874

Increase in Net Assets from Operations
Total investment income		140,903
Net expenses	−	20,874

Net investment income		120,029

Increase in net assets from operations		$120,029

12 See financial notes

Schwab Government Money Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		1/1/06-12/31/06	1/1/05-12/31/05
Net investment income		$120,029	$61,866

Increase in net assets from operations		120,029	61,866

Distributions Paid
Dividends from net investment income		120,029	61,866

Transactions in Fund Shares*
Shares sold		12,162,150	8,304,873
Shares reinvested		118,145	61,036
Shares redeemed	+	(11,237,966)	(8,430,592)

Net transactions in fund shares		1,042,329	(64,683)

Net Assets
Beginning of period		2,470,583	2,535,266
Total increase or decrease	+	1,042,329	(64,683)

End of period		$3,512,912	$2,470,583

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 13

Schwab U.S. Treasury Money Fundtm

Financial Statements

Financial Highlights

	1/1/06–	1/1/05–	1/1/04–	1/1/03–	1/1/02–
	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income from investment operations:
Net investment income	0.04	0.02	0.01	0.00[1]	0.01

Less distributions:
Dividends from net investment income	(0.04)	(0.02)	(0.01)	(0.00)[1]	(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	4.18	2.36	0.62	0.49	1.15

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.62	0.64	0.65	0.65	0.65
Gross operating expenses	0.83	0.83	0.82	0.82	0.82
Net investment income	4.10	2.32	0.61	0.49	1.15
Net assets, end of period ($ x 1,000,000)	3,538	3,574	3,811	4,046	4,323

1 Per-share amount was less than $0.01

14 See financial notes

Schwab U.S. Treasury Money Fund

Portfolio Holdings as of December 31, 2006

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.9%	U.S. Government Securities	3,534,430	3,534,430

99.9%	Total Investments	3,534,430	3,534,430
0.1%	Other Assets and Liabilities		3,388

100.0%	Net Assets		3,537,818

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Government Securities 99.9% of net assets

Treasury Bills 90.8%

U.S. Treasury Bills
4.82%, 01/04/07	350	350
4.83%, 01/04/07	76,645	76,615
4.84%, 01/04/07	45,000	44,982
5.02%, 01/04/07	20,000	19,992
5.05%, 01/04/07	50,000	49,980
5.07%, 01/04/07	40,000	39,983
4.83%, 01/11/07	50,000	49,934
4.89%, 01/11/07	40,000	39,946
4.92%, 01/11/07	3,335	3,330
4.99%, 01/11/07	11,605	11,589
5.00%, 01/11/07	22,065	22,035
5.01%, 01/11/07	25,545	25,510
5.13%, 01/11/07	20,000	19,972
5.24%, 01/11/07	15,000	14,979
4.77%, 01/18/07	40,000	39,910
4.86%, 01/18/07	30,025	33,649
4.99%, 01/18/07	150,000	145,959
5.23%, 01/18/07	30,000	29,928
5.02%, 01/25/07	50,000	49,835
5.04%, 01/25/07	2,175	2,168
5.05%, 01/25/07	9,580	9,548
4.93%, 02/01/07	30,000	29,875
4.94%, 02/01/07	30,000	29,875
5.08%, 02/01/07	5,625	5,601
5.11%, 02/01/07	40,000	39,828
5.15%, 02/01/07	40,000	39,827
5.02%, 02/08/07	4,415	4,392
5.03%, 02/08/07	2,495	2,482
5.09%, 02/08/07	30,000	29,843
5.13%, 02/08/07	20,000	19,894
5.14%, 02/08/07	20,000	19,894
4.88%, 02/15/07	9,365	9,309
5.09%, 02/15/07	40,000	39,752
5.13%, 02/15/07	20,000	19,875
4.88%, 02/22/07	1,765	1,753
5.06%, 02/22/07	85,000	84,388
5.07%, 02/22/07	17,000	16,878
5.09%, 02/22/07	14,355	14,252
5.10%, 02/22/07	25,000	24,820
4.87%, 03/01/07	16,625	16,493
4.88%, 03/01/07	13,730	13,621
4.98%, 03/01/07	200,000	198,389
4.86%, 03/08/07	32,445	32,159
4.87%, 03/08/07	142,375	141,119
4.66%, 03/08/07	50,000	49,559
4.88%, 03/08/07	26,740	26,503
5.03%, 03/08/07	8,140	8,066
5.07%, 03/08/07	20,000	19,818
4.86%, 03/22/07	50,000	49,467
4.88%, 03/22/07	18,550	18,351
4.90%, 03/22/07	9,440	9,338
4.92%, 03/22/07	11,340	11,217
5.03%, 03/22/07	20,000	19,780
5.04%, 03/22/07	30,795	30,456
5.06%, 03/22/07	75,000	74,178
4.86%, 03/29/07	100,000	98,840
4.87%, 03/29/07	100,000	98,839
4.90%, 03/29/07	200,000	197,660
4.96%, 03/29/07	40,000	39,533
5.01%, 03/29/07	40,000	39,527
4.94%, 04/05/07	50,000	49,371
4.97%, 04/05/07	33,665	33,239
4.94%, 04/12/07	30,000	29,594
4.99%, 04/12/07	35,000	34,522
5.07%, 04/19/07	25,000	24,629
5.11%, 04/26/07	40,000	39,362
5.06%, 05/03/07	1,785	1,755
5.07%, 05/03/07	25,000	24,581
5.05%, 05/10/07	29,865	29,337
4.98%, 05/17/07	4,360	4,280
4.95%, 05/24/07	19,335	18,963
4.99%, 05/24/07	36,010	35,313
5.07%, 05/24/07	100,000	98,035
5.08%, 05/24/07	50,000	49,016
4.99%, 05/31/07	50,000	48,984
4.94%, 06/07/07	100,000	97,899
4.98%, 06/14/07	75,000	73,339
4.99%, 06/14/07	50,000	48,891
5.00%, 06/14/07	25,000	24,444
4.99%, 06/21/07	40,000	39,074
5.02%, 06/28/07	15,000	14,637
5.03%, 06/28/07	39,600	38,640

		3,213,550

See financial notes 15

Schwab U.S. Treasury Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Treasury Notes 9.1%

U.S. Treasury Notes
2.25%, 02/15/07	34,770	34,654
3.37%, 02/28/07	287,000	286,226

		320,880

Total U.S. Government Securities (Cost $3,534,430)		3,534,430

End of Investments.

At 12/31/06, the tax basis cost of the fund’s investments was $3,534,430.

16 See financial notes

Schwab U.S. Treasury Money Fund

Statement of
Assets and Liabilities
As of December 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value		$3,534,430
Cash		3
Receivables:
Interest		3,587
Prepaid expenses	+	12

Total assets		3,538,032

Liabilities
Payables:
Investment adviser and administrator fees		40
Transfer agent and shareholder services fees		131
Accrued expenses	+	43

Total liabilities		214

Net Assets
Total assets		3,538,032
Total liabilities	−	214

Net assets		$3,537,818
Net Assets by Source
Capital received from investors		3,538,889
Net realized capital losses		(1,071)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$3,537,818		3,539,098		$1.00

See financial notes 17

Schwab U.S. Treasury Money Fund

Statement of
Operations
For January 1, 2006 through December 31, 2006. All numbers x 1,000.

Investment Income
Interest		$161,532

Net Realized Gains and Losses
Net realized losses on investments		(116)

Expenses
Investment adviser and administrator fees		12,276
Transfer agent and shareholder service fees		15,398
Trustees’ fees		27
Registration fees		175
Portfolio accounting fees		127
Shareholder reports		97
Custodian fees		91
Professional fees		35
Other expenses	+	44

Total expenses		28,270
Expense reduction by adviser and Schwab	−	7,057

Net expenses		21,213

Increase in Net Assets from Operations
Total investment income		161,532
Net expenses	−	21,213

Net investment income		140,319
Net realized losses	+	(116)

Increase in net assets from operations		$140,203

18 See financial notes

Schwab U.S. Treasury Money Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		1/1/06-12/31/06	1/1/05-12/31/05
Net investment income		$140,319	$83,240
Net realized losses	+	(116)	(36)

Increase in net assets from operations		140,203	83,204

Distributions Paid
Dividends from net investment income		140,319	83,240

Transactions in Fund Shares*
Shares sold		13,136,670	12,062,775
Shares reinvested		138,181	82,101
Shares redeemed	+	(13,311,312)	(12,381,488)

Net transactions in fund shares		(36,461)	(236,612)

Net Assets
Beginning of period		3,574,395	3,811,043
Total decrease	+	(36,577)	(236,648)

End of period		$3,537,818	$3,574,395

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 19

Schwab Value Advantage Money Fund®

Financial Statements

Financial Highlights

	1/1/06–	1/1/05–	1/1/04–	1/1/03–	1/1/02–
Investor Shares	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income from investment operations:
Net investment income	0.05	0.03	0.01	0.01	0.02

Less distributions:
Dividends from net investment income	(0.05)	(0.03)	(0.01)	(0.01)	(0.02)

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	4.72	2.86	0.98	0.80	1.55

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.45	0.45	0.45	0.45	0.45
Gross operating expenses	0.57	0.56	0.56	0.55	0.54
Net investment income	4.65	2.83	0.97	0.81	1.55
Net assets, end of period ($ x 1,000,000)	33,206	24,112	23,365	28,860	38,728

	1/1/06–	1/1/05–	1/1/04–	2/28/03[1]–
Select Shares	12/31/06	12/31/05	12/31/04	12/31/03

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00

Income from investment operations:
Net investment income	0.05	0.03	0.01	0.01

Less distributions:
Dividends from net investment income	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00

Total return (%)	4.82	2.96	1.09	0.72	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.35	0.35	0.35	0.35	[3]
Gross operating expenses	0.53	0.56	0.56	0.55	[3]
Net investment income	4.79	3.03	1.10	0.83	[3]
Net assets, end of period ($ x 1,000,000)	5,158	2,325	1,209	1,013

1 Commencement of operations.
2 Not annualized.
3 Annualized.

20 See financial notes

Schwab Value Advantage Money Fund

Financial Highlights continued

	1/1/06–	1/1/05–	1/1/04–	1/1/03–	7/1/02[1]–
Institutional Shares	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income from investment operations:
Net investment income	0.05	0.03	0.01	0.01	0.01

Less distributions:
Dividends from net investment income	(0.05)	(0.03)	(0.01)	(0.01)	(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	4.94	3.08	1.20	1.01	0.81	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.24	0.24	0.24	0.24	0.24	[3]
Gross operating expenses	0.49	0.56	0.56	0.55	0.55	[3]
Net investment income	4.90	3.11	1.20	1.00	1.57	[3]
Net assets, end of period ($ x 1,000,000)	3,817	1,929	1,054	720	521

	10/5/06[1]–
Institutional Prime Shares	12/31/06

Per-Share Data ($)

Net asset value at beginning of period	1.00

Income from investment operations:
Net investment income	0.01

Less distributions:
Dividends from net investment income	(0.01)

Net asset value at end of period	1.00

Total return (%)	1.25	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.21	[3]
Gross operating expenses	0.36	[3]
Net investment income	5.18	[3]
Net assets, end of period ($ x 1,000,000)	1,693

1 Commencement of operations.
2 Not annualized.
3 Annualized.

See financial notes 21

Schwab Value Advantage Money Fund

Portfolio Holdings December 31, 2006

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

83.1%	Fixed-Rate Obligations	36,456,622	36,456,622
9.1%	Variable-Rate Obligations	3,990,344	3,990,344
7.3%	Other Investments	3,187,529	3,187,529

99.5%	Total Investments	43,634,495	43,634,495
0.5%	Other Assets and Liabilities		239,881

100.0%	Net Assets		43,874,376

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 83.1% of net assets

Bank Notes 2.4%

Bank of America, N.A.
5.57%, 01/12/07	147,000	147,000
5.31%, 01/30/07	161,000	161,000
5.33%, 01/31/07	221,000	221,000
5.33%, 02/13/07	230,000	230,000
5.32%, 03/01/07	89,000	89,000
5.31%, 03/02/07	131,000	131,000
5.30%, 03/07/07	15,000	15,000
5.31%, 04/02/07	85,000	85,000

		1,079,000

Certificates of Deposit 23.7%

Alliance & Leicester, PLC
5.31%, 01/02/07	92,000	92,000
5.31%, 01/10/07	28,000	28,000
5.34%, 03/01/07	7,000	7,000
Banca Intesa SpA
5.32%, 02/28/07	150,000	150,000
5.35%, 03/15/07	165,000	165,000
5.36%, 04/18/07	42,000	42,000
5.34%, 05/15/07	40,000	40,000
Bank of Ireland
5.33%, 05/10/07	15,000	15,000
Bank of the West
5.30%, 01/25/07	11,000	11,000
5.46%, 02/15/07	100,000	100,000
5.43%, 02/16/07	70,000	70,000
5.42%, 02/22/07	21,000	21,000
Bank of Tokyo Mitsubishi UFJ, Ltd.
5.31%, 04/03/07	230,000	230,000
Barclays Bank PLC
5.31%, 01/04/07	339,000	339,000
5.32%, 01/16/07	8,000	8,000
5.31%, 02/06/07	48,000	48,000
5.33%, 02/14/07	90,000	90,000
5.29%, 03/06/07	162,000	162,000
5.31%, 03/13/07	50,000	50,000
5.32%, 06/22/07	100,000	100,000
Bayerische Hypo- und Vereinsbank AG
5.32%, 01/24/07	134,000	134,000
BNP Paribas
5.32%, 03/13/07	25,000	25,000
5.31%, 04/02/07	516,000	516,000
5.36%, 05/31/07	13,000	13,000
5.32%, 06/22/07	100,000	100,000
5.32%, 06/27/07	175,000	175,000
Calyon
5.31%, 01/29/07	36,000	36,000
5.31%, 04/10/07	110,000	110,000
5.33%, 05/14/07	257,000	257,000
Canadian Imperial Bank of Commerce
5.55%, 01/08/07	182,000	182,000
5.32%, 01/29/07	8,000	8,000
5.33%, 02/16/07	150,000	150,000
Charter One Bank, N.A.
5.34%, 01/17/07	50,000	50,000
Citibank, N.A.
5.33%, 01/26/07	251,000	251,000
5.33%, 01/29/07	86,000	86,000
5.30%, 03/12/07	161,000	161,000
Citizens Bank of Massachusetts
5.33%, 02/09/07	50,000	50,000
Citizens Bank of Pennsylvania
5.33%, 01/31/07	18,000	18,000
Credit Agricole S.A.
5.36%, 01/11/07	10,000	10,000
5.32%, 02/09/07	45,000	45,000
5.34%, 04/30/07	12,000	12,002
5.37%, 05/18/07	216,000	216,000
Credit Suisse
5.37%, 03/08/07	229,000	229,000
5.60%, 04/20/07	36,000	36,000
5.30%, 06/14/07	75,000	75,000
DePfa Bank, PLC
5.33%, 06/14/07	90,000	90,000
Deutsche Bank, AG
4.85%, 01/26/07	80,000	80,000
5.01%, 02/09/07	41,000	41,000
5.42%, 02/12/07	69,000	69,000
5.32%, 07/10/07	323,000	323,000
DnB NOR Bank ASA
5.33%, 01/18/07	7,000	7,000
First Tennessee Bank, N.A.
5.31%, 01/03/07	80,000	80,000
5.32%, 02/28/07	5,000	5,000

22 See financial notes

Schwab Value Advantage Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

HBOS Treasury Services, PLC
5.32%, 02/06/07 (a)	53,000	53,000
5.32%, 06/29/07 (a)	30,000	30,000
HSBC Bank, PLC
5.31%, 05/08/07	50,000	50,000
HSH Nordbank, AG
5.31%, 01/10/07	60,000	60,000
5.33%, 02/08/07	25,000	25,000
5.30%, 03/07/07	13,000	13,000
ING Bank N.V.
5.40%, 02/20/07	107,000	107,000
KBC Bank N.V.
5.30%, 03/06/07	30,000	30,000
Landesbank Baden-Wurttemberg
5.32%, 03/28/07	110,000	110,000
5.32%, 03/29/07	100,000	100,000
5.33%, 04/24/07	25,000	24,999
Landesbank HessenThueringen Girozentrale
5.32%, 01/16/07	160,000	160,000
Lloyds TSB Bank, PLC
5.30%, 01/09/07	232,000	232,000
Mitsubishi UFJ Trust & Banking Corp.
5.57%, 01/08/07	60,000	60,000
5.35%, 04/13/07	20,000	20,000
5.31%, 05/08/07	45,000	45,000
5.34%, 05/17/07	50,000	50,000
5.34%, 05/29/07	50,000	50,000
Mizuho Corporate Bank Ltd.
5.57%, 01/08/07	17,000	17,000
5.33%, 01/10/07	14,000	14,000
5.35%, 01/30/07	75,000	75,000
5.47%, 02/09/07	70,000	70,000
5.33%, 02/27/07	129,000	129,000
5.32%, 05/03/07	23,000	23,000
Northern Rock, PLC
5.32%, 01/16/07	78,000	78,000
5.33%, 02/12/07	50,000	50,000
Royal Bank of Scotland, PLC
5.29%, 04/12/07	197,000	197,000
San Paolo IMI SpA
5.32%, 02/16/07	209,000	209,000
Skandinaviska Enskilda Banken AB
5.31%, 05/30/07	32,000	32,001
Societe Generale North America, Inc.
5.32%, 02/12/07	40,000	40,000
5.33%, 02/20/07	125,000	125,000
5.32%, 03/05/07	202,000	202,000
5.31%, 04/04/07	58,000	58,000
5.32%, 06/22/07	150,000	150,000
5.32%, 07/02/07	115,000	115,000
Sumitomo Mitsui Banking Corp.
5.32%, 01/05/07	340,000	340,000
Sumitomo Trust & Banking Co.
5.56%, 01/18/07	11,000	11,000
5.44%, 02/12/07	10,000	10,000
Svenska Handelsbanken AB
5.30%, 01/10/07	125,000	125,000
5.30%, 03/12/07	50,000	50,000
Toronto Dominion Bank
5.30%, 01/29/07	29,000	29,000
5.54%, 01/29/07	35,000	35,000
5.40%, 02/21/07	60,000	60,000
5.32%, 03/15/07	160,000	160,000
5.60%, 04/20/07	21,000	21,000
5.37%, 04/25/07	6,000	6,000
5.33%, 05/07/07	67,000	67,003
5.32%, 05/17/07	100,000	100,000
UBS AG
5.32%, 02/09/07	149,000	149,000
Unicredito Italiano SpA
5.32%, 01/08/07	8,000	8,000
5.32%, 01/26/07	27,000	27,000
5.45%, 02/09/07	16,000	16,000
5.42%, 02/23/07	9,000	9,000
5.38%, 03/05/07	68,000	68,000
5.38%, 03/13/07	114,000	114,000
5.40%, 03/20/07	32,000	32,000
5.34%, 05/21/07	38,000	38,000
5.32%, 05/29/07	160,000	160,000
5.33%, 06/21/07	106,000	106,000
Union Bank of California
5.29%, 03/05/07	50,000	50,000
US Bank, N.A.
5.30%, 03/28/07	81,000	81,000
Washington Mutual Bank
5.34%, 03/20/07	126,000	126,000
5.29%, 05/30/07	143,000	143,000
Wilmington Trust Co.
5.31%, 03/20/07	3,000	3,000
5.36%, 04/13/07	40,000	40,002

		10,396,007

Commercial Paper & Other Corporate Obligations 56.3%

AB Spintab
5.34%, 02/15/07	105,000	104,312
Alliance & Leicester, PLC
5.32%, 03/08/07 (c)	9,000	8,914
5.30%, 04/11/07 (c)	100,000	98,556
5.31%, 03/27/07 (c)	47,000	46,421
5.33%, 05/18/07 (c)	65,000	63,711
Allied Irish Banks North America, Inc.
5.38%, 02/28/07 (a)	65,000	64,451
Amstel Funding Corp.
5.32%, 01/26/07 (b)(c)	68,000	67,753
5.33%, 02/06/07 (b)(c)	16,000	15,916
5.41%, 02/16/07 (b)(c)	136,099	135,183
5.41%, 02/21/07 (b)(c)	14,000	13,895
5.42%, 02/21/07 (b)(c)	74,000	73,447
5.38%, 03/23/07 (b)(c)	7,000	6,917
5.36%, 04/13/07 (b)(c)	146,000	143,837
5.34%, 04/20/07 (b)(c)	144,000	141,731
5.36%, 04/25/07 (b)(c)	11,627	11,435
5.32%, 05/18/07 (b)(c)	25,000	24,506
5.32%, 05/25/07 (b)(c)	4,000	3,917
5.33%, 06/20/07 (b)(c)	10,000	9,755
Amsterdam Funding Corp.
5.31%, 01/03/07 (a)(b)(c)	23,000	22,993
5.31%, 01/04/07 (a)(b)(c)	30,000	29,987
5.32%, 01/26/07 (a)(b)(c)	40,000	39,855
5.30%, 02/05/07 (a)(b)(c)	52,000	51,735
5.32%, 03/14/07 (a)(b)(c)	7,000	6,926
5.32%, 03/23/07 (a)(b)(c)	50,000	49,417
5.31%, 04/27/07 (a)(b)(c)	25,000	24,583
5.35%, 05/04/07 (a)(b)(c)	27,000	26,519

See financial notes 23

Schwab Value Advantage Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Anglo Irish Bank
5.33%, 01/19/07 (c)	38,000	37,900
5.32%, 02/06/07 (c)	16,000	15,916
5.33%, 02/06/07 (c)	27,000	26,858
ANZ National (Int’l) Ltd.
5.31%, 03/30/07 (a)	16,955	16,741
Aquinas Funding, L.L.C.
5.58%, 01/05/07 (a)(b)(c)	10,574	10,568
5.56%, 01/16/07 (a)(b)(c)	8,000	7,982
5.33%, 01/18/07 (a)(b)(c)	34,000	33,916
5.32%, 01/18/07 (a)(b)(c)	46,700	46,584
5.33%, 01/25/07 (a)(b)(c)	9,000	8,968
5.33%, 03/26/07 (a)(b)(c)	57,000	56,300
5.30%, 06/13/07 (a)(b)(c)	51,356	50,156
5.33%, 07/06/07 (a)(b)(c)	15,000	14,599
Atlantic Asset Securitization, L.L.C.
5.34%, 01/19/07 (a)(b)(c)	20,000	19,947
5.36%, 01/19/07 (a)(b)(c)	25,000	24,933
5.36%, 01/22/07 (a)(b)(c)	50,000	49,845
Atlantis One Funding Corp.
5.55%, 01/02/07 (b)(c)	65,000	64,990
5.32%, 01/04/07 (b)(c)	26,000	25,989
5.36%, 01/10/07 (b)(c)	67,500	67,411
5.56%, 01/12/07 (b)(c)	9,000	8,985
5.30%, 02/02/07 (b)(c)	49,000	48,778
5.45%, 02/07/07 (b)(c)	9,000	8,951
5.41%, 02/16/07 (b)(c)	19,000	18,872
5.42%, 02/21/07 (b)(c)	4,000	3,970
5.33%, 02/22/07 (b)(c)	86,000	85,347
5.37%, 03/07/07 (b)(c)	10,000	9,906
5.30%, 03/14/07 (b)(c)	110,000	108,851
5.32%, 03/14/07 (b)(c)	2,000	1,979
5.30%, 03/16/07 (b)(c)	224,391	221,981
5.38%, 03/16/07 (b)(c)	18,500	18,301
5.37%, 04/09/07 (b)(c)	2,000	1,972
5.34%, 05/09/07 (b)(c)	225,000	220,840
5.32%, 05/17/07 (b)(c)	10,000	9,804
5.32%, 06/19/07 (b)(c)	120,000	117,082
Bank of America Corp.
5.58%, 01/12/07	86,000	85,858
5.33%, 01/31/07	165,000	164,277
5.33%, 02/01/07	12,000	11,946
5.35%, 02/26/07	153,000	151,751
5.31%, 03/02/07	385,000	381,638
5.32%, 03/07/07	26,000	25,755
5.33%, 03/09/07	250,000	247,562
5.33%, 03/19/07	13,500	13,349
5.31%, 03/19/07	214,000	211,629
5.31%, 04/04/07	74,000	73,011
5.33%, 06/04/07	83,000	81,152
Bank of Ireland
5.39%, 01/30/07 (c)	144,000	143,389
5.29%, 03/07/07 (c)	4,000	3,962
5.31%, 05/21/07 (c)	50,000	48,993
5.34%, 07/19/07 (c)	92,000	89,391
Barclays US Funding Corp.
5.32%, 01/12/07 (a)	41,000	40,934
Barton Capital Corp.
5.32%, 01/10/07 (a)(b)(c)	52,997	52,927
5.32%, 01/17/07 (a)(b)(c)	67,549	67,391
Bear Stearns Companies, Inc.
5.31%, 01/08/07	28,000	27,971
5.34%, 01/17/07	74,000	73,827
5.31%, 01/19/07	22,000	21,942
5.33%, 01/19/07	7,000	6,982
5.47%, 02/02/07	5,000	4,976
5.37%, 03/08/07	152,000	150,543
5.38%, 03/09/07	20,000	19,805
5.33%, 03/30/07	79,000	77,998
Beta Finance, Inc.
5.32%, 01/05/07 (b)(c)	57,000	56,967
5.33%, 01/23/07 (b)(c)	104,000	103,666
5.32%, 01/29/07 (b)(c)	50,000	49,797
5.32%, 01/29/07 (b)(c)	18,000	17,927
5.32%, 01/29/07 (b)(c)	29,000	28,882
5.42%, 02/26/07 (b)(c)	40,000	39,672
Blue Spice, L.L.C.
5.35%, 01/02/07 (a)(b)(c)(d)	128,000	127,981
Calyon North America, Inc.
5.31%, 04/03/07 (a)	77,000	75,974
Cancara Asset Securitisation, L.L.C.
5.34%, 01/19/07 (a)(b)(c)	95,897	95,642
5.33%, 01/26/07 (a)(b)(c)	80,344	80,052
5.31%, 03/12/07 (a)(b)(c)	26,892	26,618
5.32%, 03/19/07 (a)(b)(c)	65,707	64,971
5.33%, 03/28/07 (a)(b)(c)	77,000	76,032
Cancara Asset Securitization, L.L.C.
5.30%, 01/09/07 (a)(b)(c)	25,000	24,971
5.33%, 01/17/07 (a)(b)(c)	27,865	27,800
5.32%, 02/13/07 (a)(b)(c)	50,656	50,338
Catholic Health Initiatives
5.36%, 03/14/07 (a)	80,000	80,000
CC (USA), Inc.
5.32%, 01/05/07 (b)(c)	13,000	12,992
5.55%, 01/18/07 (b)(c)	4,000	3,990
5.35%, 01/22/07 (b)(c)	60,000	59,816
5.33%, 01/23/07 (b)(c)	85,000	84,727
5.33%, 01/24/07 (b)(c)	101,000	100,661
5.33%, 01/30/07 (b)(c)	34,000	33,856
5.33%, 02/12/07 (b)(c)	25,000	24,847
5.33%, 02/22/07 (b)(c)	50,000	49,620
5.37%, 03/09/07 (b)(c)	75,000	74,270
5.31%, 03/29/07 (b)(c)	83,000	81,963
5.33%, 05/01/07 (b)(c)	6,000	5,896
5.31%, 05/22/07 (b)(c)	10,000	9,797
Chariot Funding, L.L.C.
5.29%, 01/03/07 (a)(b)(c)	63,000	62,982
5.33%, 01/08/07 (a)(b)(c)	19,438	19,418
5.33%, 02/13/07 (a)(b)(c)	83,901	83,372
Citigroup Funding, Inc.
5.32%, 01/05/07 (a)	84,000	83,951
5.57%, 01/08/07 (a)	50,000	49,947
5.32%, 01/16/07 (a)	150,000	149,672
5.32%, 01/18/07 (a)	22,000	21,945
5.32%, 01/18/07 (a)	250,000	249,375
5.32%, 01/18/07 (a)	8,000	7,980
5.33%, 01/18/07 (a)	50,000	49,876
5.32%, 01/22/07 (a)	150,000	149,539
5.32%, 01/24/07 (a)	10,000	9,966
5.32%, 01/24/07 (a)	166,000	165,441
5.31%, 02/01/07 (a)	100,000	99,547
5.33%, 02/20/07 (a)	30,000	29,781
5.33%, 02/26/07 (a)	75,000	74,386
5.32%, 03/16/07 (a)	100,000	98,921

24 See financial notes

Schwab Value Advantage Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

5.33%, 03/16/07 (a)	30,000	29,676
5.59%, 04/12/07 (a)	34,000	33,488
Clipper Receivables Co., L.L.C.
5.32%, 01/25/07 (a)(b)(c)	35,000	34,877
Cobbler Funding, L.L.C.
5.34%, 03/15/07 (b)(c)	55,000	54,413
5.36%, 03/28/07 (b)(c)	37,000	36,532
Concord Minutemen Capital Co., Series A
5.36%, 01/08/07 (a)(b)(c)	32,000	31,967
5.32%, 01/09/07 (a)(b)(c)	24,000	23,972
5.31%, 01/11/07 (a)(b)(c)	14,000	13,979
5.35%, 01/17/07 (a)(b)(c)	25,790	25,730
5.32%, 02/02/07 (a)(b)(c)	184,299	183,439
5.33%, 02/07/07 (a)(b)(c)	18,000	17,903
5.43%, 02/14/07 (a)(b)(c)	74,000	73,522
5.33%, 02/20/07 (a)(b)(c)	37,830	37,554
5.42%, 02/20/07 (a)(b)(c)	8,000	7,941
5.42%, 02/20/07 (a)(b)(c)	8,000	7,941
5.35%, 02/27/07 (a)(b)(c)	161,000	159,654
5.35%, 03/12/07 (a)(b)(c)	8,500	8,413
5.33%, 04/11/07 (a)(b)(c)	124,627	122,830
Crown Point Capital Co., L.L.C.
5.36%, 01/12/07 (a)(b)(c)	37,000	36,940
5.33%, 01/16/07 (a)(b)(c)	178,000	177,610
5.32%, 01/17/07 (a)(b)(c)	10,000	9,977
5.35%, 01/17/07 (a)(b)(c)	48,000	47,888
5.32%, 01/18/07 (a)(b)(c)	23,873	23,814
5.32%, 02/02/07 (a)(b)(c)	44,000	43,795
5.38%, 03/12/07 (a)(b)(c)	7,000	6,929
5.34%, 04/04/07 (a)(b)(c)	94,000	92,735
5.36%, 04/23/07 (a)(b)(c)	154,671	152,159
Dakota CP Notes of Citibank Credit Card Issuance Trust
5.32%, 01/11/07 (b)(c)	119,000	118,826
5.33%, 01/11/07 (b)(c)	50,000	49,927
5.32%, 01/17/07 (b)(c)	288,050	287,375
5.34%, 01/22/07 (b)(c)	84,150	83,892
5.33%, 01/23/07 (b)(c)	38,105	37,983
5.31%, 02/05/07 (b)(c)	95,000	94,514
5.33%, 02/05/07 (b)(c)	85,000	84,565
5.33%, 02/06/07 (b)(c)	49,000	48,742
5.33%, 02/08/07 (b)(c)	208,750	207,593
5.33%, 02/14/07 (b)(c)	11,000	10,929
DePfa Bank, PLC
5.32%, 03/15/07 (c)	10,000	9,894
DnB NOR Bank ASA
5.46%, 02/08/07	145,000	144,187
5.35%, 02/20/07	5,000	4,963
5.37%, 03/05/07	7,000	6,936
5.32%, 03/26/07	7,000	6,914
5.34%, 04/13/07	2,000	1,970
Dorada Finance, Inc.
5.55%, 01/29/07 (b)(c)	87,000	86,635
5.33%, 02/20/07 (b)(c)	20,000	19,854
5.37%, 03/09/07 (b)(c)	17,000	16,835
5.32%, 03/26/07 (b)(c)	19,000	18,770
5.33%, 04/02/07 (b)(c)	6,000	5,921
5.33%, 04/30/07 (b)(c)	7,000	6,880
5.32%, 05/29/07 (b)(c)	20,000	19,574
Edison Asset Securitization Corp., L.L.C.
5.32%, 01/05/07 (a)(b)(c)	28,185	28,169
5.33%, 04/11/07 (a)(b)(c)	60,000	59,135
5.32%, 06/20/07 (a)(b)(c)	72,000	70,239
Fairway Finance Co., L.L.C.
5.32%, 01/11/07 (a)(b)(c)	12,000	11,983
5.33%, 02/21/07 (a)(b)(c)	38,729	38,441
Falcon Asset Securitization Corp.
5.31%, 01/09/07 (a)(b)(c)	148,196	148,023
5.57%, 01/10/07 (a)(b)(c)	52,535	52,464
Five Finance, Inc.
5.33%, 01/18/07 (b)(c)	25,000	24,938
5.33%, 01/29/07 (b)(c)	13,000	12,947
5.33%, 01/29/07 (b)(c)	11,000	10,955
5.33%, 02/08/07 (b)(c)	12,000	11,933
5.32%, 02/15/07 (b)(c)	26,500	26,326
5.42%, 02/21/07 (b)(c)	47,000	46,649
5.33%, 02/22/07 (b)(c)	39,000	38,704
5.32%, 02/27/07 (b)(c)	1,000	992
5.37%, 03/23/07 (b)(c)	17,000	16,800
5.32%, 05/16/07 (b)(c)	70,000	68,640
Galaxy Funding, Inc.
5.32%, 02/02/07 (b)(c)	10,000	9,953
5.33%, 02/08/07 (b)(c)	40,000	39,778
5.32%, 02/14/07 (b)(c)	25,000	24,839
5.32%, 02/23/07 (b)(c)	70,000	69,459
5.32%, 03/01/07 (b)(c)	25,000	24,785
5.30%, 03/05/07 (b)(c)	17,000	16,844
5.31%, 03/05/07 (b)(c)	20,000	19,817
General Electric Capital Corp.
5.56%, 01/08/07	163,000	162,829
5.29%, 02/02/07	44,000	43,801
5.29%, 03/05/07	54,000	53,507
5.30%, 03/07/07	146,000	144,623
5.57%, 04/20/07	167,000	164,295
5.41%, 05/01/07	456,000	448,073
5.30%, 06/11/07	108,000	105,508
5.32%, 06/28/07	290,000	282,630
General Electric Capital Services
5.32%, 02/06/07	185,000	184,034
5.32%, 05/15/07	110,000	107,879
5.31%, 07/05/07	269,000	261,853
Grampian Funding, L.L.C.
5.40%, 02/13/07 (a)(b)(c)	15,000	14,906
5.41%, 02/20/07 (a)(b)(c)	30,000	29,780
5.33%, 03/15/07 (a)(b)(c)	196,000	193,919
5.37%, 03/20/07 (a)(b)(c)	70,000	69,207
5.32%, 03/28/07 (a)(b)(c)	135,000	133,329
5.33%, 05/21/07 (a)(b)(c)	67,500	66,136
5.31%, 06/11/07 (a)(b)(c)	65,000	63,497
HBOS Treasury Services PLC
5.32%, 02/06/07 (a)	3,000	2,984
5.31%, 03/05/07 (a)	13,700	13,574
5.30%, 03/07/07 (a)	25,000	24,764
5.32%, 03/15/07 (a)	1,000	989
5.32%, 03/26/07 (a)	9,000	8,891
HSBC U.S.A., Inc.
5.32%, 03/16/07	35,000	34,624
5.33%, 05/11/07	119,000	116,770
5.32%, 06/28/07	64,000	62,360
ING (U.S.) Funding, L.L.C.
5.35%, 02/01/07 (a)	34,000	33,847
5.36%, 02/01/07 (a)	54,000	53,756
5.31%, 05/31/07 (a)	27,000	26,416
5.30%, 06/01/07 (a)	47,000	45,984

See financial notes 25

Schwab Value Advantage Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Intesa Funding, L.L.C.
5.30%, 03/01/07 (a)	50,000	49,571
5.30%, 03/06/07 (a)	176,000	174,364
Irish Life & Permanent, PLC
5.33%, 01/16/07 (c)	40,500	40,411
5.32%, 02/06/07 (c)	4,000	3,979
5.42%, 02/22/07 (c)	30,000	29,772
5.32%, 03/22/07 (c)	54,000	53,371
5.33%, 06/19/07 (c)	42,000	40,977
IXIS Commercial Paper Corp.
5.30%, 01/19/07 (a)(c)	98,000	97,745
5.30%, 01/23/07 (a)(c)	110,000	109,650
5.31%, 02/26/07 (a)(c)	22,000	21,821
K2 (USA), L.L.C.
5.33%, 01/17/07 (b)(c)	34,000	33,921
5.33%, 01/19/07 (b)(c)	70,000	69,816
5.42%, 01/25/07 (b)(c)	3,289	3,277
5.42%, 02/22/07 (b)(c)	21,000	20,840
5.30%, 03/05/07 (b)(c)	10,400	10,305
5.37%, 03/20/07 (b)(c)	11,100	10,974
5.31%, 04/05/07 (b)(c)	10,000	9,865
5.35%, 04/26/07 (b)(c)	46,600	45,824
5.34%, 04/30/07 (b)(c)	15,000	14,742
KBC Financial Products International, Ltd.
5.42%, 02/22/07 (a)(c)	27,000	26,794
5.29%, 04/05/07 (a)(c)	1,000	986
Klio Funding Corp.
5.37%, 01/25/07 (b)(c)	70,000	69,751
5.32%, 03/08/07 (b)(c)	18,184	18,009
Klio II Funding Corp.
5.35%, 01/24/07 (b)(c)	50,000	49,830
5.37%, 01/24/07 (b)(c)	62,688	62,474
5.37%, 01/25/07 (b)(c)	189,687	189,012
Klio III Funding Corp.
5.35%, 01/12/07 (b)(c)	26,354	26,311
5.35%, 01/24/07 (b)(c)	68,000	67,769
5.32%, 03/08/07 (b)(c)	40,236	39,849
5.34%, 03/15/07 (b)(c)	38,510	38,098
Lexington Parker Capital Co., L.L.C.
5.36%, 01/09/07 (a)(b)(c)	26,000	25,970
5.33%, 01/16/07 (a)(b)(c)	25,358	25,303
5.32%, 01/18/07 (a)(b)(c)	57,000	56,858
5.32%, 01/22/07 (a)(b)(c)	100,938	100,628
5.32%, 02/09/07 (a)(b)(c)	11,500	11,435
5.34%, 02/12/07 (a)(b)(c)	75,000	74,542
5.42%, 02/21/07 (a)(b)(c)	5,000	4,963
5.37%, 03/06/07 (a)(b)(c)	19,000	18,823
5.31%, 04/04/07 (a)(b)(c)	11,000	10,853
5.31%, 04/12/07 (a)(b)(c)	16,500	16,259
Mane Funding Corp.
5.32%, 01/10/07 (b)(c)	55,754	55,681
5.33%, 01/18/07 (b)(c)	53,943	53,809
5.33%, 01/19/07 (b)(c)	78,745	78,538
5.33%, 01/23/07 (b)(c)	77,000	76,752
5.33%, 01/26/07 (b)(c)	16,423	16,363
5.33%, 02/20/07 (b)(c)	107,000	106,219
5.34%, 02/20/07 (b)(c)	15,000	14,890
5.31%, 03/06/07 (b)(c)	5,000	4,953
5.31%, 03/12/07 (b)(c)	25,000	24,745
5.32%, 03/19/07 (b)(c)	33,000	32,629
Mont Blanc Capital Corp.
5.33%, 01/22/07 (a)(b)(c)	50,000	49,847
5.32%, 02/15/07 (a)(b)(c)	107,000	106,298
Morgan Stanley
5.33%, 05/22/07	211,000	206,694
5.33%, 06/21/07	187,000	182,394
5.34%, 06/29/07	4,000	3,897
Nationwide Building Society US
5.36%, 01/08/07	200,000	199,795
5.33%, 01/25/07	85,000	84,702
5.33%, 02/12/07	43,000	42,737
5.37%, 03/07/07	2,000	1,981
5.31%, 03/13/07	14,000	13,855
5.31%, 05/03/07	4,000	3,930
Nieuw Amsterdam Receivables Corp.
5.29%, 01/04/07 (a)(b)(c)	21,000	20,991
5.31%, 01/11/07 (a)(b)(c)	17,000	16,975
5.33%, 01/23/07 (a)(b)(c)	55,948	55,768
5.33%, 01/25/07 (a)(b)(c)	29,857	29,752
5.31%, 03/26/07 (a)(b)(c)	29,000	28,650
5.33%, 06/13/07 (a)(b)(c)	20,000	19,530
Northern Rock, PLC
5.33%, 02/07/07	60,000	59,676
5.30%, 03/05/07	100,000	99,085
Old Line Funding, L.L.C.
5.33%, 02/09/07 (a)(b)(c)	20,896	20,776
Park Granada, L.L.C.
5.32%, 01/03/07 (b)(c)	102,000	101,970
5.32%, 01/04/07 (b)(c)	50,702	50,680
5.32%, 01/17/07 (b)(c)	42,000	41,901
5.35%, 03/20/07 (b)(c)	75,000	74,142
5.33%, 04/30/07 (b)(c)	40,000	39,314
5.31%, 05/01/07 (b)(c)	36,000	35,380
Picaros Funding, L.L.C.
5.32%, 01/10/07 (a)(b)(c)	167,000	166,781
5.52%, 02/02/07 (a)(b)(c)	149,000	148,289
5.31%, 02/08/07 (a)(b)(c)	2,705	2,690
5.31%, 05/03/07 (a)(b)(c)	4,000	3,930
Rabobank USA Financial Corp.
5.28%, 01/02/07 (a)	270,000	269,960
5.32%, 05/15/07 (a)	133,319	130,748
Ranger Funding Co., L.L.C.
5.30%, 01/03/07 (a)(b)(c)	80,000	79,977
San Paolo ImI U.S. Financial Co
5.32%, 01/30/07	64,000	63,729
5.32%, 01/30/07	33,000	32,861
5.35%, 02/26/07	247,150	245,132
Santander Central Hispano Finance (Delaware), Inc.
5.45%, 02/07/07 (a)	90,000	89,509
5.30%, 02/07/07 (a)	155,000	154,164
Scaldis Capital Ltd.
5.32%, 01/03/07 (a)(b)(c)	51,000	50,985
5.29%, 01/04/07 (a)(b)(c)	7,176	7,173
5.33%, 01/10/07 (a)(b)(c)	25,806	25,772
5.32%, 01/16/07 (a)(b)(c)	70,275	70,121
5.33%, 01/17/07 (a)(b)(c)	44,000	43,897
5.33%, 01/18/07 (a)(b)(c)	13,179	13,146
5.32%, 01/22/07 (a)(b)(c)	97,000	96,702
5.33%, 01/23/07 (a)(b)(c)	50,000	49,839
5.33%, 01/25/07 (a)(b)(c)	36,775	36,646
5.42%, 02/20/07 (a)(b)(c)	20,547	20,396
5.30%, 02/26/07 (a)(b)(c)	10,000	9,918
5.32%, 03/01/07 (a)(b)(c)	41,832	41,472
5.32%, 03/16/07 (a)(b)(c)	45,000	44,514
5.32%, 03/19/07 (a)(b)(c)	41,000	40,540
5.34%, 03/20/07 (a)(b)(c)	50,000	49,429

26 See financial notes

Schwab Value Advantage Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

5.34%, 03/22/07 (a)(b)(c)	34,833	34,425
5.34%, 03/23/07 (a)(b)(c)	15,941	15,752
5.32%, 04/25/07 (a)(b)(c)	100,000	98,352
Sedna Finance, Inc.
5.33%, 01/22/07 (b)(c)	17,500	17,446
5.33%, 01/24/07 (b)(c)	63,000	62,788
5.32%, 02/02/07 (b)(c)	2,000	1,991
5.32%, 03/01/07 (b)(c)	80,000	79,312
5.33%, 03/21/07 (b)(c)	30,000	29,655
Sigma Finance, Inc.
5.32%, 01/29/07 (b)(c)	44,000	43,821
5.33%, 02/20/07 (b)(c)	57,000	56,584
5.42%, 02/22/07 (b)(c)	7,000	6,947
5.32%, 02/27/07 (b)(c)	99,000	98,177
5.38%, 02/28/07 (b)(c)	80,500	79,821
5.30%, 03/06/07 (b)(c)	46,500	46,068
5.60%, 04/16/07 (b)(c)	36,000	35,436
5.33%, 05/17/07 (b)(c)	21,000	20,588
5.33%, 05/17/07 (b)(c)	50,000	49,020
5.37%, 05/29/07 (b)(c)	100,000	97,879
5.41%, 05/29/07 (b)(c)	20,000	19,572
5.31%, 05/29/07 (b)(c)	68,000	66,555
Skandinaviska Enskilda Banken AB
5.42%, 02/14/07	126,000	125,189
5.37%, 04/10/07	84,000	82,799
Societe Generale North America, Inc.
5.33%, 03/08/07 (a)	9,000	8,914
5.31%, 03/14/07 (a)	2,000	1,979
5.37%, 04/20/07 (a)	8,000	7,873
5.30%, 05/03/07 (a)	10,000	9,825
5.36%, 05/15/07 (a)	17,000	16,673
5.30%, 06/11/07 (a)	99,000	96,715
Stadshypotek Delaware, Inc.
5.31%, 02/05/07 (a)(c)	7,000	6,964
5.46%, 02/16/07 (a)(c)	108,000	107,267
Stanfield Victoria Funding
5.34%, 02/23/07 (b)(c)	70,000	69,458
5.31%, 03/16/07 (b)(c)	21,000	20,774
5.32%, 03/27/07 (b)(c)	140,000	138,265
Svenska Handelsbanken, Inc.
5.31%, 01/02/07 (a)	206,000	205,970
Swedbank AB
5.32%, 01/04/07	40,000	39,983
5.31%, 01/22/07	141,000	140,571
5.34%, 05/02/07	7,000	6,878
Swedbank Mortgage AB
5.31%, 02/06/07	90,000	89,527
5.31%, 02/07/07	45,000	44,757
5.30%, 03/07/07	2,500	2,476
Thunder Bay Funding, L.L.C.
5.33%, 01/16/07 (a)(b)(c)	12,561	12,533
5.33%, 02/09/07 (a)(b)(c)	22,000	21,875
5.33%, 02/20/07 (a)(b)(c)	33,359	33,114
Ticonderoga Funding, L.L.C.
5.30%, 02/06/07 (a)(b)(c)	45,422	45,184
Triple A One Funding Corp.
5.32%, 01/09/07 (a)(b)(c)	18,715	18,693
Tulip Funding Corp.
5.33%, 01/16/07 (a)(b)(c)	32,000	31,930
5.33%, 02/16/07 (a)(b)(c)	30,777	30,570
UBS Finance (Delaware), Inc.
5.35%, 02/01/07 (a)	124,000	123,442
5.32%, 02/12/07 (a)	156,000	155,050
5.29%, 04/02/07 (a)	32,000	31,579
5.29%, 04/09/07 (a)	180,000	177,454
5.30%, 06/12/07 (a)	75,000	73,258
Unicredito Italiano Bank (Ireland) PLC
5.33%, 01/08/07 (c)	8,000	7,992
5.33%, 01/25/07 (c)	9,000	8,968
5.33%, 02/06/07 (c)	11,000	10,942
5.33%, 02/07/07 (c)	47,000	46,746
Variable Funding Capital Corp.
5.30%, 03/06/07 (a)(b)(c)	125,250	124,085
Westpac Banking Corp.
5.42%, 02/21/07 (c)	200,000	198,507
5.34%, 05/02/07 (c)	165,000	162,116
5.33%, 05/07/07 (c)	9,000	8,837
5.33%, 06/29/07 (c)	3,000	2,923
Westpac Trust Securities NZ, Ltd.
5.33%, 02/12/07 (a)(c)	65,000	64,601
5.32%, 03/14/07 (a)(c)	7,000	6,927
5.37%, 04/17/07 (a)(c)	114,000	112,244
Whistlejacket Capital, L.L.C.
5.32%, 01/10/07 (b)(c)	12,705	12,688
5.32%, 01/17/07 (b)(c)	36,178	36,093
White Pine Finance, L.L.C.
5.32%, 01/17/07 (b)(c)	26,440	26,378
5.32%, 01/22/07 (b)(c)	16,000	15,951
5.32%, 01/25/07 (b)(c)	10,832	10,794
5.36%, 01/25/07 (b)(c)	18,737	18,670
5.36%, 01/26/07 (b)(c)	19,889	19,815
Windmill Funding Corp.
5.31%, 01/05/07 (a)(b)(c)	50,000	49,971
5.31%, 01/08/07 (a)(b)(c)	105,000	104,893
5.32%, 01/25/07 (a)(b)(c)	63,000	62,780
5.32%, 01/26/07 (a)(b)(c)	20,000	19,927
5.30%, 02/05/07 (a)(b)(c)	61,000	60,689
5.35%, 05/04/07 (a)(b)(c)	35,000	34,377

		24,688,615

Promissory Notes 0.7%

The Goldman Sachs Group, Inc.
5.32%, 01/05/07 (d)	54,000	54,000
5.64%, 04/10/07 (d)	196,000	196,000
5.63%, 04/20/07 (d)	43,000	43,000

		293,000

Total Fixed-Rate Obligations (Cost $36,456,622)		36,456,622

Variable-Rate Obligations 9.1% of net assets

Access Loans for Learning Student Loan Corp.
5.37%, 01/04/07 (a)	27,800	27,800
Bank of Ireland
5.35%, 01/22/07 (c)	40,000	40,000
Bank of New York Co., Inc.
5.41%, 01/29/07 (c)	50,000	50,000
Barclays Bank PLC
5.31%, 01/05/07	240,000	239,993
5.30%, 01/29/07	197,000	196,997
BNP Paribas
5.30%, 01/02/07	400,000	399,961
5.29%, 01/03/07	51,000	50,987
5.29%, 01/08/07	40,000	39,998

See financial notes 27

Schwab Value Advantage Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Canadian Imperial Bank of Commerce
5.35%, 01/16/07	100,000	100,000
5.35%, 01/23/07	10,000	10,000
CC (USA), Inc.
5.36%, 01/16/07 (b)(c)	21,000	21,002
Central Baptist Church of Hixson, TN
5.35%, 01/04/07 (a)	13,000	13,000
City of New Britain, CT
5.38%, 01/04/07 (a)	40,000	40,000
Commonwealth Bank of Australia
5.35%, 01/24/07 (c)	50,000	50,000
Development Authority of Columbus, GA
5.37%, 01/04/07 (a)	5,010	5,010
General Electric Capital Corp.
5.48%, 01/17/07	225,000	225,000
J.P. Morgan Securities, Inc.
5.32%, 01/02/07 (c)	100,000	100,000
K2 (USA), L.L.C.
5.31%, 01/16/07 (b)(c)	81,000	80,996
Liberty Lighthouse U.S. Capital Co., L.L.C.
5.30%, 01/02/07 (b)(c)	17,000	17,000
5.32%, 01/02/07 (b)(c)	55,000	54,997
5.31%, 01/09/07 (b)(c)	16,000	16,000
5.31%, 01/16/07 (b)(c)	60,000	59,991
Links Finance, L.L.C.
5.31%, 01/08/07 (b)(c)	24,000	23,999
5.33%, 01/07/07 (b)(c)	50,000	49,997
5.37%, 01/18/07 (b)(c)	101,000	101,002
5.32%, 01/16/07 (b)(c)	10,000	9,999
5.31%, 01/17/07 (b)(c)	37,000	36,999
5.32%, 03/20/07 (b)(c)	94,000	93,991
Loanstar Assets Partners II, L.P.
5.37%, 01/04/07 (a)	25,000	25,000
Merlot 2000 B
5.50%, 01/03/07 (a)	30,000	30,000
Merrill Lynch & Co., Inc.
5.36%, 01/16/07	75,000	75,000
5.32%, 01/29/07	50,000	50,000
Met Life Insurance Co. of CT
5.42%, 01/18/07 (d)	100,000	100,000
5.39%, 01/29/07 (d)	25,000	25,000
Metropolitan Life Insurance Co.
5.40%, 01/02/07 (d)	100,000	100,000
Morgan Stanley
5.37%, 01/03/07	140,000	140,000
New Jersey Economic Development Authority
5.33%, 01/02/07 (a)	7,400	7,400
Nordea Bank AB
5.33%, 01/09/07 (a)(c)	50,000	50,000
5.36%, 01/11/07 (a)(c)	80,000	80,000
Royal Bank of Canada
5.28%, 01/03/07	32,000	31,997
5.40%, 01/10/07	40,000	40,000
Royal Bank of Scotland, PLC
5.29%, 01/16/07	92,000	91,987
5.34%, 01/22/07 (c)	20,000	20,000
Sedna Finance, Inc.
5.33%, 03/15/07 (b)(c)	9,000	8,999
Sigma Finance, Inc.
5.35%, 01/16/07 (b)(c)	48,000	48,004
5.34%, 03/26/07 (b)(c)	50,000	50,000
Sumitomo Trust & Banking Co.
5.35%, 01/05/07	120,000	120,000
5.35%, 01/11/07	100,000	100,000
5.35%, 01/15/07	14,000	14,000
5.35%, 01/16/07	35,000	35,000
5.35%, 01/29/07	17,000	17,000
5.35%, 01/31/07	43,000	43,000
The Goldman Sachs Group, Inc.
5.40%, 01/09/07 (c)(d)	125,000	125,000
Travelers Insurance Co.
5.40%, 01/01/07 (d)	25,000	25,000
Wachovia Asset Securitization Issuance, L.L.C.
5.34%, 01/25/07 (a)(b)(c)	20,245	20,245
Wells Fargo & Co.
5.36%, 01/16/07 (c)	120,000	120,002
Westpac Banking Corp.
5.32%, 01/16/07 (c)	75,000	75,000
White Pine Finance, L.L.C.
5.31%, 01/10/07 (b)(c)	30,000	29,998
5.31%, 01/12/07 (b)(c)	40,000	39,997
5.35%, 01/16/07 (b)(c)	35,000	35,003
5.31%, 01/22/07 (b)(c)	63,000	62,993

Total Variable-Rate Obligations (Cost $3,990,344)		3,990,344

	Maturity Amount	Value
Security	($ x 1,000)	($ x 1,000)

Other Investments 7.3% of net assets

Repurchase Agreements 7.3%

Bear Stearns & Co., Inc.
Tri-Party Repurchase Agreement, dated 12/29/06, due 01/02/07 at 5.33%, fully collateralized by U.S. Government Securities with a value of $1,224,001	1,200,710	1,200,000
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement, dated 12/29/06, due 01/02/07 at 5.32%, fully collateralized by U.S. Government Securities with a value of $89,283	87,581	87,529
Goldman Sachs & Co.
Tri-Party Repurchase Agreement, dated 12/29/06, due 01/02/07 at 5.35%, fully collateralized by U.S. Government Securities with a value of $510,000	500,297	500,000

28 See financial notes

Schwab Value Advantage Money Fund

Portfolio Holdings continued

	Maturity Amount	Value
Security	($ x 1,000)	($ x 1,000)

UBS Financial Services, Inc.
Tri-Party Repurchase Agreement, dated 12/29/06, due 01/02/07 at 5.32%, fully collateralized by U.S. Government Securities with a value of $1,428,004	1,400,828	1,400,000

Total Other Investments (Cost $3,187,529)		3,187,529

End of Investments.

At 12/31/06, the tax basis cost of the fund’s investments was $43,634,495.

At 12/31/06, portfolio holdings included illiquid and/or restricted securities as follows:

Issuer
Rate, Acquisition Date,	Face Amount	Value
Maturity Date	($ x 1,000)	($ x 1,000)

Blue Spice, L.L.C.
5.35%, 12/20/06, 01/02/07	128,000	127,981
Met Life Insurance Co. of CT
5.42%, 08/18/06, 01/18/07	100,000	100,000
5.39%, 10/27/06, 01/29/07	25,000	25,000
Metropolitan Life Insurance Co.
5.40%, 02/01/06, 01/02/07	100,000	100,000

		125,000
The Goldman Sachs Group, Inc.
5.32%, 04/13/06, 01/05/07	54,000	54,000
5.40%, 08/09/06, 01/09/07	125,000	125,000
5.64%, 07/14/06, 04/10/07	196,000	196,000
5.63%, 07/26/06, 04/20/07	43,000	43,000

		418,000
Travelers Insurance Co.
5.40%, 01/31/06, 01/01/07	25,000	25,000

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $16,643,297 or 37.9% of net assets.
(d)	Illiquid and/or restricted security.

See financial notes 29

Schwab Value Advantage Money Fund

Statement of
Assets and Liabilities
As of December 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value		$43,634,495
Receivables:
Investments sold		783
Fund shares sold		383,981
Interest		133,359
Prepaid expenses	+	263

Total assets		44,152,881

Liabilities
Payables:
Investment adviser and administrator fees		568
Transfer agent and shareholder services fees		756
Fund shares redeemed		249,990
Dividends to shareholders	+	27,191

Total liabilities		278,505

Net Assets
Total assets		44,152,881
Total liabilities	−	278,505

Net assets		$43,874,376
Net Assets by Source
Capital received from investors		43,874,374
Net realized capital gains		2

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$33,205,993		33,206,203		$1.00
Select Shares	$5,157,858		5,157,858		$1.00
Institutional Shares	$3,817,431		3,817,431		$1.00
Institutional Prime Shares	$1,693,094		1,693,094		$1.00

30 See financial notes

Schwab Value Advantage Money Fund

Statement of
Operations
For January 1, 2006 through December 31, 2006. All numbers x 1,000.

Investment Income
Interest		$1,830,954

Net Realized Gains and Losses
Net realized gains on investments		2

Expenses
Investment adviser and administrator fees		114,664
Transfer agent and shareholder service fees:
Investor Shares		65,999
Institutional Shares		4,785
Select Shares		7,238
Institutional Prime Shares		52
Registration fees		2,947
Custodian fees		983
Portfolio accounting fees		980
Shareholder reports		324
Professional fees		120
Trustees’ fees		102
Other expenses	+	284

Total expenses		198,478
Expense reduction by adviser and Schwab	−	48,081

Net expenses		150,397

Increase in Net Assets from Operations
Total investment income		1,830,954
Net expenses	−	150,397

Net investment income		1,680,557
Net realized gains	+	2

Increase in net assets from operations		$1,680,559

See financial notes 31

Schwab Value Advantage Money Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		1/1/06-12/31/06	1/1/05-12/31/05
Net investment income		$1,680,557	$752,464
Net realized gains	+	2	—

Increase in net assets from operations		1,680,559	752,464

Distributions Paid
Dividends from net investment income
Investor Shares		1,336,262	653,672
Select Shares		178,684	52,115
Institutional Shares		152,174	46,677
Institutional Prime Shares*	+	13,437	—

Total dividends from net investment income		1,680,557	752,464

Transactions in Fund Shares**
Shares Sold
Investor Shares		41,633,818	24,443,221
Select Shares		9,664,714	4,581,545
Institutional Shares		9,726,382	4,425,407
Institutional Prime Shares*	+	2,316,760	—

Total shares sold		63,341,674	33,450,173

Shares Reinvested
Investor Shares		1,210,114	591,999
Select Shares		160,269	46,156
Institutional Shares		137,057	41,389
Institutional Prime Shares*	+	12,887	—

Total shares reinvested		1,520,327	679,544

Shares Redeemed
Investor Shares		(33,750,042)	(24,288,614)
Select Shares		(6,992,162)	(3,511,556)
Institutional Shares		(7,975,344)	(3,591,062)
Institutional Prime Shares*	+	(636,552)	—

Total shares redeemed		(49,354,100)	(31,391,232)

Net transactions in fund shares		15,507,901	2,738,485

Net Assets
Beginning of period		28,366,473	25,627,988
Total increase	+	15,507,903	2,738,485

End of period		$ 43,874,376	$ 28,366,473

*	The fund started offering institutional prime shares on October 5, 2006.

**	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

32 See financial notes

Schwab Taxable Money Funds

Financial Notes

1. Business Structure of the Funds

Each of the funds discussed in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York Municipal Money Fund
Schwab New Jersey Municipal Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab Massachusetts Municipal Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves

Schwab Value Advantage Money Fund offers four share classes: Investor Shares, Select Shares, Institutional Shares and Institutional Prime Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab Government Money and U.S. Treasury Money Funds each offer one share class.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds uses in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The funds value the securities in their portfolios at amortized cost, which approximates market value.

(b) Portfolio Investments:

Repurchase Agreements: The funds may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The funds’ repurchase agreements will be fully collateralized by U.S. Government Securities. All collateral is held by the funds’ custodian (or, in the case of tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Delayed-Delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

 33

Schwab Taxable Money Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(e) Expenses:

Expenses that are specific to a fund or class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses and the realized and unrealized gains or losses are allocated daily to each class in proportion to its average daily net assets.

(f) Distributions to Shareholders:

The funds declare dividends every day they are open for business. These dividends, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

(g) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

(h) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(i) Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to off set its custody fees and accounting fees. The credit amounts (if any) are disclosed in the statement of operations as a reduction to the fund’s operating expenses.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liability arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48—Accounting for Uncertainty in Income Taxes—an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. A fund with a fiscal year ending December 31 will implement FIN 48 no later than June 29, 2007, and it will apply to all open tax years. This interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. We have not yet completed our evaluation of the impact, if any, of adopting FIN 48 on the funds’ financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

34

Schwab Taxable Money Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the funds’ financial statement disclosures.

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s shareholder services agent and transfer agent.

For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

Average daily net assets

First $1 billion	0.38%
Over $1 billion	0.35%
Over $10 billion	0.32%
Over $20 billion	0.30%
Over $40 billion	0.27%

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Government Money Fund	0.25%	0.20%
U.S. Treasury Money Fund	0.25%	0.20%
Value Advantage Money Fund
Investor Shares	0.05%	0.20%
Select Shares	0.05%	0.10%
Institutional Shares	0.01%	0.03%
Institutional Prime Shares	0.01%	0.01%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses through April 29, 2007 (permanently for Value Advantage Money Fund’s-Investor Shares), as follows:

Government Money Fund	0.75%
U.S. Treasury Money Fund	0.63%	*

					Institutional
	Investor Shares		Select Shares	Institutional Shares	Prime Shares

Value Advantage Money Fund	0.45%*	*	0.35%	0.24%	0.21%* **

*   Prior to April 30, 2006, the limit was 0.65%.
**  Agreement is permanent.
*** Agreement extends through 9/29/07

 35

Schwab Taxable Money Funds

Financial Notes (continued)

3.	Affiliates and Affiliated Transactions (continued):

(All dollar amounts are x 1,000)

Effective October 1, 2006	Transfer Agent Fees	Shareholder Service Fees

Value Advantage Money Fund
Investor Shares	0.05%	0.20%
Select Shares	0.05%	0.10%
Institutional Shares	0.01%	0.03%
Institutional Prime Shares	0.01%	0.01%
Prior to October 1, 2006
Value Advantage Money Fund
Investor Shares	0.05%	0.17%
Select Shares	0.05%	0.17%
Institutional Shares	0.05%	0.17%
Institutional Prime Shares	—	—

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended December 31, 2006, each fund’s total security transactions with other Schwab Funds were as follows:

Government Money Fund	$—
U.S. Treasury Money Fund	—
Value Advantage Money Fund	212,950

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

Trustees’:

Trustees’ may include people who are officers and/ or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the funds’ Statement of Operations.

4.	Borrowing:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trust which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with State Street Corporation and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There was no borrowing from line of credit for any funds during the period.

36

Schwab Taxable Money Funds

Financial Notes (continued)

5.	Federal Income Taxes: (All dollar amounts are x 1,000)

As of December 31, 2006 the components of distributable earnings on a tax-basis were as follows:

			Value
	Government	U.S. Treasury	Advantage
	Money Fund	Money Fund	Money Fund

Undistributed ordinary income	—	—	1
Undistributed long-term capital gains	—	—	1

As of December 31, 2006, the following funds had capital loss carry forwards available to offset future net capital gains before the expiration dates:

			Value
	Government	U.S. Treasury	Advantage
	Money Fund	Money Fund	Money Fund

2007	184	580	—
2008	13	—	—
2010	1	66	—
2011	16	75	—
2012	—	125	—
2014	—	205	—

Total	$214	$1,051	$—

For tax purposes, realized capital losses occurring after October 31, may be deferred and treated as occurring on the first day of the following year. As of December 31, 2006, the funds’ aggregate amounts of these deferred losses are as follows:

Value
	Government	U.S. Treasury	Advantage
	Money Fund	Money Fund	Money Fund

Deferred capital losses	—	22	—
Deferred capital utilized	—	—	—

The tax-basis components of distributions during the current period and prior fiscal year were:

			Value
	Government	U.S. Treasury	Advantage
	Money Fund	Money Fund	Money Fund

Current period distributions
From ordinary income	$120,029	$140,319	$1,680,557
From long-term capital gains	—	—	—
Prior period distributions
From ordinary income	$61,866	$83,240	$752,464
From long-term capital gains	—	—	—

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2006, the funds made the following reclassifications:

			Value
	Government	U.S. Treasury	Advantage
	Money Fund	Money Fund	Money Fund

Capital shares	($119)	($89)	—
Undistributed net investment income	—	—	—
Net realized capital gains and losses	$119	$89	—

 37

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and Schwab Value Advantage Money Fund (three of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the “Funds”) at December 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 15, 2007

38

Trustees and Officers

The tables below gives information about the trustees and officers for The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust, Inc., Excelsior Funds, Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. As of December 31, 2006, the Fund Complex included 95 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the Trust; (Term of		Fund Complex
Office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC. From 1996 to 2001, Vice President for Business Affairs and Chief Financial Officer of Stanford University, and in 2001, Special Advisor to the President of Stanford University.	95	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.

Donald F. Dorward 1931 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996-1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	57	None.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals). Prior to August 1998, Dean of the Haas School of Business, University of California, Berkeley (higher education).	95	Board 1—Director, Mission West Properties
Board 2—Director, TOUSA
Board 3—Director, Harris-Stratex Networks
Board 4—Director, Genitope Corp.
Board 5—Director & Non-Executive Chairman, Solectron Corp.
			Board 6—Director, Ditech Networks

Robert G. Holmes 1931 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm)	57	None.

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman and Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	57	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Oneok Partners LP.

 39

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the Trust; (Term of		Fund Complex
Office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D.R. Stephens & Company (investments). Prior to 1996, Chairman and Chief Executive Officer of North American Trust (real estate investment trust).	57	None.

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	57	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the Trust; (Term of		Fund Complex
Office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc.; Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	57	None.

Randall W. Merk[2] 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2005.)	Executive Vice President and President, Schwab Financial Products, Charles Schwab & Co., Inc.; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc. Prior to September 2002, President and Chief Investment Officer, American Century Investment Management, and Director, American Century Companies, Inc.	95	None.

40

Officers of the Trust
Name, Year of Birth, and Position(s)
with the Trust; (Term of Office, and
Length of Time Served3)	Principal Occupations During the Past Five Years

Evelyn Dilsaver 1955 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2004.)	President, Chief Executive Officer, and Director, Charles Schwab Investment Management, Inc.; Executive Vice President, Charles Schwab & Co., Inc; President and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust; President, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; President, Mutual Fund Division, UST Advisers, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co., Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer—Fixed Income (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer—Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer—Equities (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer—Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of The Charles Schwab Family of Funds since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President Charles Schwab & Co., Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management, Inc. From 2000 to 2002, Vice President, Internal Audit, Charles Schwab & Co., Inc.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc.; Chief Legal Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. Prior to June 1998, Branch Chief in Enforcement at U.S. Securities and Exchange Commission in San Francisco.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005)	Vice President, Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

 41

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the Trust; (Term of Office, and
Length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

42

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset-backed securities Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

bond anticipation notes Obligations sold by a municipality on an interim basis in anticipation of the municipality’s issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all dividends were reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount returned to the bondholder.

Portfolio terms

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES Adjustable convertible extendable security
BAN Bond anticipation note
COP Certificate of participation
GAN Grant anticipation note
GO  General obligation
HDA Housing Development Authority
HFA Housing Finance Agency
IDA Industrial Development Authority
IDB Industrial Development Board
IDRB Industrial Development Revenue Bond
M/F Multi-family
RAN Revenue anticipation note
RB  Revenue bond
S/F Single-family
TAN Tax anticipation note
TECP Tax-exempt commercial paper
TRAN Tax and revenue anticipation note
VRD Variable-rate demand

 43

money market securities High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, bankers acceptances, notes and time deposits.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

44

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you’re an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab Technology Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Viewpoints Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Short/Intermediate Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Short/Intermediate
  Tax-Free Bond Fundtm
Schwab California Long-Term Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR31360-02

Item 2: Code of Ethics.
(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 11(a)(1) of Form N-CSR.
Item 3: Audit Committee Financial Expert.
Registrant’s Board of Trustees has determined that William Hasler, Mariann Byerwalter and Donald Stephens, currently serving on its audit committee, are “audit committee financial experts,” as such term is defined in Item 3 of Form N-CSR. Each of these members of Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR.
The designation of each of Messrs. Hasler and Stephens and Ms. Byerwalter as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit committee or Board of Trustees.
Item 4: Principal Accountant Fees and Services.
(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.
     Audit Fees

2006: $350,505	2005: $337,042
(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant’s financial statements and are not reported under paragraph (a) above.
     Audit-Related Fees
     For services rendered to Registrant:

2006: $26,635	2005: $30,207
     Nature of these services: tax provision review.
     In each of the last two fiscal years there were no “Audit-Related Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
     (c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
     Tax Fees
     For services rendered to Registrant:

2006: $30,150	2005: $44,176
     Nature of these services: preparation and review of tax returns.
     In each of the last two fiscal years there were no “Tax Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.
     All Other Fees
     For services rendered to Registrant:

2006: $6,579	2005: $6,579

Nature of these services:	review of the methodology of allocation of Charles Schwab & Co., Inc. (“Schwab”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.

     In each of the last two fiscal years there were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(e)(1) Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2006: $183,424	2005: $213,703
Although not required to be included in the amounts disclosed under this paragraph (g) or any other paragraph of this Item 4, below are the aggregate fees billed in each of the last two fiscal years by Registrant’s principal accountant for tax compliance services rendered to U.S. Trust, an entity under common control with Registrant’s investment adviser that does not provide services to Registrant.

2006: $4,195,947	2005: $4,029,138
(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.
Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Evelyn Dilsaver and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)(1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Charles Schwab Family of Funds

By:	/s/ Evelyn Dilsaver

Evelyn Dilsaver
Chief Executive Officer
Date: February 14, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Evelyn Dilsaver

Evelyn Dilsaver
Chief Executive Officer
Date: February 14, 2007

By:	/s/ George Pereira

George Pereira
Principal Financial Officer
Date: February 14, 2007